UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	2,032,774,526	2,351,543,701
0.1%	Other Investment Companies	1,624,520	1,823,424
0.4%	Preferred Stock	8,267,809	11,380,860
0.0%	Rights	—	17,230
0.0%	Short-Term Investment	6,000	6,000

99.3%	Total Investments	2,042,672,855	2,364,771,215
0.1%	Collateral Invested for Securities on Loan	1,477,727	1,477,727
0.6%	Other Assets and Liabilities, Net		14,065,702

100.0%	Net Assets		2,380,314,644

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Australia 6.9%

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	401,310	12,508,490
Bank of Queensland Ltd.	44,996	502,533
Bendigo & Adelaide Bank Ltd.	69,090	754,263
Commonwealth Bank of Australia	240,368	18,252,541
National Australia Bank Ltd.	335,160	10,446,651
Westpac Banking Corp.	448,350	14,362,756

		56,827,234

Capital Goods 0.0%
GWA Group Ltd.	128,625	311,249
Leighton Holdings Ltd.	11,760	221,418

		532,667

Commercial & Professional Services 0.2%
ALS Ltd.	35,280	293,874
Brambles Ltd.	269,146	2,409,754
Downer EDI Ltd.	102,165	506,803
Recall Holdings Ltd. *	53,799	238,337
Seek Ltd.	41,895	660,129

		4,108,897

Consumer Services 0.2%
Aristocrat Leisure Ltd.	44,835	221,575
Crown Resorts Ltd.	99,960	1,512,713
Echo Entertainment Group Ltd.	119,070	314,725
Flight Centre Travel Group Ltd.	10,290	476,738
Tabcorp Holdings Ltd.	58,460	189,342
Tatts Group Ltd.	199,185	563,560

		3,278,653

Diversified Financials 0.2%
ASX Ltd.	36,370	1,217,907
Challenger Ltd.	69,090	456,545
IOOF Holdings Ltd.	62,475	493,655
Macquarie Group Ltd.	48,548	2,712,373
Perpetual Ltd.	3,675	160,961

		5,041,441

Energy 0.4%
Caltex Australia Ltd.	8,820	183,466
Oil Search Ltd.	191,355	1,679,428
Origin Energy Ltd.	169,931	2,386,556
Santos Ltd.	132,300	1,787,871
Whitehaven Coal Ltd. *	102,900	142,217
Woodside Petroleum Ltd.	89,670	3,519,334
WorleyParsons Ltd.	38,955	582,262

		10,281,134

Food & Staples Retailing 0.6%
Wesfarmers Ltd.	166,920	6,736,082
Woolworths Ltd.	194,775	6,803,330

		13,539,412

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	88,200	776,550

Health Care Equipment & Services 0.1%
Ansell Ltd.	14,700	263,365
Cochlear Ltd.	5,145	286,685
Ramsay Health Care Ltd.	22,050	971,714
Sonic Healthcare Ltd.	69,825	1,150,904

		2,672,668

Insurance 0.3%
AMP Ltd.	418,995	2,062,881
Insurance Australia Group Ltd.	377,790	2,092,075
QBE Insurance Group Ltd.	141,855	1,502,438
Suncorp Group Ltd.	186,831	2,321,347

		7,978,741

Materials 1.3%
Adelaide Brighton Ltd.	83,055	260,499
Alumina Ltd. *	289,590	384,068
Amcor Ltd.	250,635	2,474,952
Arrium Ltd.	245,640	206,898
BHP Billiton Ltd.	444,090	15,296,773
BlueScope Steel Ltd. *	88,935	483,387
Boral Ltd.	109,590	540,576
CSR Ltd.	173,460	553,737
DuluxGroup Ltd.	50,715	260,074
Fortescue Metals Group Ltd.	274,890	1,128,255
Gunns Ltd. *(b)(c)	346,320	—
Iluka Resources Ltd.	88,935	720,115
Incitec Pivot Ltd.	285,180	729,897
James Hardie Industries plc CDI	36,085	481,263
Newcrest Mining Ltd. *	101,430	919,465

 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nufarm Ltd.	36,789	146,888
Orica Ltd.	50,715	927,961
Orora Ltd.	262,878	340,078
OZ Minerals Ltd.	74,235	300,544
Rio Tinto Ltd.	76,769	4,236,921
Sims Metal Management Ltd. *	27,930	251,106

		30,643,457

Media 0.0%
Fairfax Media Ltd.	414,803	393,779
REA Group Ltd.	5,145	217,970
Seven West Media Ltd.	96,285	166,679

		778,428

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	76,440	5,021,964

Real Estate 0.5%
CFS Retail Property Trust Group	436,590	832,986
Dexus Property Group	1,269,389	1,317,284
Goodman Group	132,479	627,588
GPT Group	312,447	1,134,098
Lend Lease Group	103,676	1,293,948
Mirvac Group	475,545	801,088
Stockland	429,975	1,560,693
Westfield Group	296,940	2,957,074
Westfield Retail Trust	377,790	1,121,633

		11,646,392

Retailing 0.0%
Harvey Norman Holdings Ltd.	99,225	295,516

Software & Services 0.1%
Computershare Ltd.	94,080	1,114,642

Telecommunication Services 0.1%
Telstra Corp., Ltd.	540,960	2,688,538
TPG Telecom Ltd.	26,460	146,526

		2,835,064

Transportation 0.2%
Asciano Ltd.	148,470	773,814
Aurizon Holdings Ltd.	264,984	1,218,306
Macquarie Atlas Roads Group	136,710	419,879
Qantas Airways Ltd. *	2,205	2,883
Sydney Airport	64,810	264,799
Toll Holdings Ltd.	53,655	270,657
Transurban Group	330,462	2,285,178

		5,235,516

Utilities 0.1%
AGL Energy Ltd.	108,045	1,548,585
APA Group	52,185	339,494
Envestra Ltd.	226,380	287,595
SP AusNet	169,050	217,122

		2,392,796

		165,001,172

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	43,010	1,495,991
Raiffeisen Bank International AG	8,135	272,742

		1,768,733

Capital Goods 0.0%
Andritz AG	6,910	412,002
Strabag SE	8,085	239,348

		651,350

Energy 0.1%
OMV AG	26,460	1,097,262

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,615	357,991

Materials 0.1%
Voestalpine AG	27,195	1,259,663

Real Estate 0.0%
BUWOG AG *	6,713	125,953
IMMOFINANZ AG *	135,296	481,484

		607,437

Telecommunication Services 0.0%
Telekom Austria AG	17,132	166,752

		5,909,188

Belgium 1.0%

Banks 0.1%
KBC Groep N.V. *	42,877	2,555,037

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	13,230	1,378,889

Food & Staples Retailing 0.1%
Colruyt S.A.	14,700	824,521
Delhaize Group S.A.	6,615	470,822

		1,295,343

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	113,433	12,461,746

Insurance 0.1%
Ageas	41,344	1,739,869

Materials 0.1%
Solvay S.A.	5,145	832,996
Umicore S.A.	16,170	778,445

		1,611,441

Media 0.0%
Telenet Group Holding N.V. *	11,025	661,192

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	21,315	1,700,914

Telecommunication Services 0.0%
Belgacom S.A.	28,665	950,686

		24,355,117

Canada 7.8%

Automobiles & Components 0.1%
Magna International, Inc.	33,095	3,381,277

Banks 2.2%
Bank of Montreal	89,670	6,299,238
Bank of Nova Scotia	166,895	10,702,122
Canadian Imperial Bank of Commerce	63,280	5,574,771
National Bank of Canada	30,870	1,293,535
Royal Bank of Canada	214,660	14,755,466

2

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Toronto-Dominion Bank	294,000	14,555,822

		53,180,954

Capital Goods 0.1%
Bombardier, Inc., B Shares	257,250	874,202
Finning International, Inc.	36,900	990,932
SNC-Lavalin Group, Inc.	8,825	425,707

		2,290,841

Consumer Services 0.0%
Tim Hortons, Inc.	16,220	877,136

Diversified Financials 0.1%
CI Financial Corp.	29,400	941,147
IGM Financial, Inc.	20,588	972,282

		1,913,429

Energy 2.0%
ARC Resources Ltd.	23,520	676,889
Cameco Corp.	41,940	837,371
Canadian Natural Resources Ltd.	158,836	6,455,249
Canadian Oil Sands Ltd.	73,500	1,543,984
Cenovus Energy, Inc.	100,942	2,999,860
Crescent Point Energy Corp.	57,717	2,362,684
Enbridge, Inc.	142,590	6,766,738
Encana Corp.	112,738	2,621,572
Husky Energy, Inc.	67,620	2,277,353
Imperial Oil Ltd.	55,860	2,746,572
MEG Energy Corp. *	11,760	409,816
Pacific Rubiales Energy Corp.	33,110	646,131
Pembina Pipeline Corp.	38,672	1,524,657
Penn West Petroleum Ltd.	73,500	681,627
Suncor Energy, Inc.	204,683	7,866,116
Talisman Energy, Inc.	147,000	1,516,232
TransCanada Corp.	104,532	4,859,580

		46,792,431

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., B Shares	33,570	910,163
George Weston Ltd.	5,968	434,196
Loblaw Cos. Ltd.	37,893	1,594,797
Metro, Inc.	12,570	775,257

		3,714,413

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	22,926	1,237,879

Health Care Equipment & Services 0.1%
Catamaran Corp. *	27,210	1,197,055

Insurance 0.6%
Fairfax Financial Holdings Ltd.	1,410	634,081
Great-West Lifeco, Inc.	68,355	1,828,717
Intact Financial Corp.	4,576	301,738
Manulife Financial Corp.	262,427	4,797,326
Power Corp. of Canada	73,500	1,975,162
Power Financial Corp.	55,125	1,657,532
Sun Life Financial, Inc.	73,500	2,484,183

		13,678,739

Materials 0.9%
Agnico Eagle Mines Ltd.	28,694	871,773
Agrium, Inc.	19,396	1,739,093
Barrick Gold Corp.	182,280	2,954,486
Eldorado Gold Corp.	110,250	631,538
First Quantum Minerals Ltd.	86,070	1,812,793
Franco-Nevada Corp.	26,460	1,225,954
Goldcorp, Inc.	113,437	2,666,033
Kinross Gold Corp. *	171,566	644,646
Potash Corp. of Saskatchewan, Inc.	125,220	4,537,834
Silver Wheaton Corp.	50,774	1,053,028
Teck Resources Ltd., Class B	80,406	1,789,762
Turquoise Hill Resources Ltd. *	96,285	342,276
Yamana Gold, Inc.	113,930	848,822

		21,118,038

Media 0.2%
Shaw Communications, Inc., B Shares	73,500	1,826,924
Thomson Reuters Corp.	73,500	2,544,426

		4,371,350

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International, Inc. *	45,389	5,949,874

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	87,996	3,776,409

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	11,760	1,132,733

Software & Services 0.1%
CGI Group, Inc., Class A *	47,890	1,627,426

Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	77,484	590,130

Telecommunication Services 0.2%
BCE, Inc.	58,900	2,703,482
Rogers Communications, Inc., B Shares	63,712	2,571,129

		5,274,611

Transportation 0.5%
Canadian National Railway Co.	114,660	6,943,907
Canadian Pacific Railway Ltd.	24,528	4,099,408

		11,043,315

Utilities 0.1%
Canadian Utilities Ltd., Class A	33,075	1,195,555
Fortis, Inc.	34,847	1,044,271

		2,239,826

		185,387,866

Denmark 1.3%

Banks 0.2%
Danske Bank A/S	133,770	3,764,104

Capital Goods 0.1%
Rockwool International A/S, B Shares	2,205	439,440
Vestas Wind Systems A/S *	32,340	1,731,312

		2,170,752

Consumer Durables & Apparel 0.0%
Pandora A/S	14,700	1,086,370

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	19,845	2,064,561

 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	18,400	1,587,904
William Demant Holding A/S *	4,410	396,302

		1,984,206

Materials 0.1%
Chr Hansen Holding A/S	13,230	562,402
Novozymes A/S, B Shares	42,630	2,085,767

		2,648,169

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
H. Lundbeck A/S	5,145	138,659
Novo Nordisk A/S, B Shares	286,675	12,149,755

		12,288,414

Telecommunication Services 0.0%
TDC A/S	56,240	546,528

Transportation 0.2%
AP Moller - Maersk A/S, A Shares	250	618,446
AP Moller - Maersk A/S, B Shares	829	2,161,416
DSV A/S	36,015	1,201,082

		3,980,944

		30,534,048

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	20,580	872,803

Capital Goods 0.2%
Kone Oyj, B Shares	60,524	2,494,159
Metso Oyj	6,660	259,187
Valmet Corp.	21,315	237,628
Wartsila Oyj Abp	32,340	1,746,648

		4,737,622

Energy 0.0%
Neste Oil Oyj	11,100	227,501

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	8,820	390,908

Insurance 0.2%
Sampo Oyj, A Shares	67,655	3,413,944

Materials 0.1%
Stora Enso Oyj, R Shares	113,190	1,160,718
UPM-Kymmene Oyj	87,465	1,540,814

		2,701,532

Technology Hardware & Equipment 0.2%
Nokia Oyj *	550,073	4,447,319

Utilities 0.1%
Fortum Oyj	55,210	1,347,776

		18,139,405

France 8.4%

Automobiles & Components 0.3%
Cie Generale des Etablissements Michelin	22,897	2,824,468
Peugeot S.A. *	59,323	840,253
Renault S.A.	24,990	2,354,954
Valeo S.A.	11,760	1,580,641

		7,600,316

Banks 0.8%
BNP Paribas S.A.	147,735	10,355,775
Credit Agricole S.A.	159,495	2,490,878
Natixis	49,980	341,001
Societe Generale S.A.	103,635	5,976,914

		19,164,568

Capital Goods 1.4%
Airbus Group N.V.	83,055	5,962,436
Alstom S.A.	36,750	1,454,270
Bouygues S.A.	19,845	922,193
Compagnie de Saint-Gobain	67,620	3,856,463
Eiffage S.A.	2,940	209,134
Legrand S.A.	41,509	2,630,131
Rexel S.A.	30,870	738,428
Safran S.A.	45,570	3,095,759
Schneider Electric S.A.	80,244	7,564,053
Thales S.A.	11,025	660,589
Vallourec S.A.	17,640	960,420
Vinci S.A.	65,415	4,846,931
Zodiac Aerospace	29,400	1,046,272

		33,947,079

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	44,100	1,331,108
Edenred	29,400	922,509
Societe BIC S.A.	6,108	798,962

		3,052,579

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	8,820	1,847,424
Hermes International	1,470	521,531
Kering	11,780	2,605,661
LVMH Moet Hennessy Louis Vuitton S.A.	35,295	7,029,217

		12,003,833

Consumer Services 0.1%
Accor S.A.	33,075	1,751,818
Sodexo	13,250	1,425,451

		3,177,269

Diversified Financials 0.1%
Eurazeo S.A.	6,667	575,869
Wendel S.A.	5,145	777,884

		1,353,753

Energy 0.9%
Technip S.A.	16,170	1,738,263
Total S.A.	289,590	20,342,848

		22,081,111

Food & Staples Retailing 0.2%
Carrefour S.A.	91,140	3,316,818
Casino Guichard Perrachon S.A.	9,555	1,231,596

		4,548,414

Food, Beverage & Tobacco 0.4%
Danone S.A.	79,380	5,917,414
Pernod-Ricard S.A.	30,905	3,793,321

		9,710,735

Health Care Equipment & Services 0.2%
BioMerieux	2,940	332,817

4

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Essilor International S.A.	31,734	3,336,902

		3,669,719

Household & Personal Products 0.2%
L’Oreal S.A.	32,340	5,648,585

Insurance 0.3%
AXA S.A.	282,975	6,992,881
CNP Assurances	19,110	412,531
SCOR SE	20,580	719,192

		8,124,604

Materials 0.5%
Air Liquide S.A.	47,040	6,858,537
Arkema S.A.	7,350	752,309
Imerys S.A.	5,145	431,557
Lafarge S.A.	28,665	2,478,708

		10,521,111

Media 0.2%
Eutelsat Communications S.A.	18,375	644,016
JCDecaux S.A.	8,085	322,477
Lagardere S.C.A.	19,110	666,647
Publicis Groupe S.A.	19,845	1,713,591
SES S.A.	49,245	1,790,808
Societe Television Francaise 1	23,520	419,953

		5,557,492

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	168,315	18,015,655

Real Estate 0.1%
Fonciere Des Regions	5,145	515,453
Gecina S.A.	3,675	525,042
Klepierre	13,230	642,958

		1,683,453

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	105,105	1,052,711

Software & Services 0.1%
AtoS	9,555	859,223
Cap Gemini S.A.	21,315	1,551,415
Dassault Systemes S.A.	7,350	933,140

		3,343,778

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	429,975	1,754,887

Telecommunication Services 0.5%
Iliad S.A.	2,940	940,762
Orange S.A.	277,095	4,637,521
Vivendi S.A. *	194,200	5,098,518

		10,676,801

Transportation 0.1%
Aeroports de Paris	5,880	766,249
Air France-KLM *	24,678	376,648
Bollore S.A.	1,470	943,370
Groupe Eurotunnel S.A. - Reg’d	62,475	826,928

		2,913,195

Utilities 0.4%
Electricite de France	43,365	1,524,019
GDF Suez	191,835	5,362,329
Suez Environnement Co.	55,860	1,123,539
Veolia Environnement S.A.	71,295	1,363,945

		9,373,832

		198,975,480

Germany 7.4%

Automobiles & Components 1.0%
Bayerische Motoren Werke AG	45,307	5,693,344
Continental AG	12,495	2,957,333
Daimler AG - Reg’d	147,040	13,984,854
Volkswagen AG	3,675	969,095

		23,604,626

Banks 0.1%
Commerzbank AG *	160,965	2,557,765

Capital Goods 0.8%
Brenntag AG	1,470	274,907
GEA Group AG	31,605	1,360,861
Hochtief AG	9,555	870,305
MAN SE	11,080	1,385,374
OSRAM Licht AG *	12,495	634,688
Siemens AG - Reg’d	114,660	15,248,531

		19,774,666

Commercial & Professional Services 0.0%
Bilfinger SE	5,145	606,862

Consumer Durables & Apparel 0.2%
adidas AG	35,280	3,790,650
Puma SE	1,470	429,260

		4,219,910

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	147,325	5,973,678
Deutsche Boerse AG	28,695	2,192,724

		8,166,402

Food & Staples Retailing 0.1%
Metro AG *	29,400	1,228,407

Food, Beverage & Tobacco 0.0%
Suedzucker AG	5,145	104,607

Health Care Equipment & Services 0.3%
Celesio AG	12,495	444,836
Fresenius Medical Care AG & Co. KGaA	34,545	2,290,926
Fresenius SE & Co. KGaA	20,580	3,073,625

		5,809,387

Household & Personal Products 0.1%
Beiersdorf AG	11,760	1,188,770
Henkel AG & Co. KGaA	21,315	2,163,663

		3,352,433

Insurance 0.8%
Allianz SE - Reg’d	66,150	11,228,969
Hannover Rueck SE	9,555	850,618
Muenchener Rueckversicherungs AG - Reg’d	27,215	6,038,353

		18,117,940

Materials 1.2%
BASF SE	137,445	15,842,404
Fuchs Petrolub SE	3,675	333,329
HeidelbergCement AG	30,870	2,661,374

 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
K+S AG	29,408	1,023,282
LANXESS AG	11,760	837,017
Linde AG	28,665	5,994,350
ThyssenKrupp AG *	69,730	2,096,157
Wacker Chemie AG	2,940	347,781

		29,135,694

Media 0.1%
Axel Springer SE	8,820	568,670
Kabel Deutschland Holding AG	5,915	842,645
ProSiebenSat.1 Media AG - Reg’d	19,110	870,566
Sky Deutschland AG *	52,185	487,355

		2,769,236

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	121,315	17,563,843
Merck KGaA	9,555	1,642,823
QIAGEN N.V. *	34,545	793,339

		20,000,005

Real Estate 0.0%
Deutsche Wohnen AG *	33,622	727,181

Retailing 0.0%
Fielmann AG	2,205	316,228

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	171,255	2,126,310

Software & Services 0.5%
SAP AG	131,779	10,098,641
Software AG	12,495	481,579
United Internet AG - Reg’d	14,207	657,288

		11,237,508

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	474,075	7,973,034
Telefonica Deutschland Holding AG *	28,860	224,314

		8,197,348

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	33,075	873,314
Deutsche Post AG - Reg’d	129,360	4,803,062
Fraport AG Frankfurt Airport	6,615	508,012

		6,184,388

Utilities 0.3%
E.ON SE	256,318	4,996,306
RWE AG	72,765	2,924,135

		7,920,441

		176,157,344

Greece 0.1%

Banks 0.1%
Alpha Bank AE *	579,607	545,723
National Bank of Greece S.A. *	154,936	553,915
Piraeus Bank S.A. *	292,888	719,389

		1,819,027

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	554,024

		2,373,051

Hong Kong 2.9%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	456,000	319,961

Banks 0.3%
Bank of East Asia Ltd.	199,600	812,256
BOC Hong Kong Holdings Ltd.	735,000	2,213,641
Hang Seng Bank Ltd.	147,000	2,426,947
Wing Hang Bank Ltd.	13,500	215,570

		5,668,414

Capital Goods 0.2%
Hopewell Holdings Ltd.	367,500	1,277,465
Hutchison Whampoa Ltd.	278,000	3,729,161
Johnson Electric Holdings Ltd.	749,000	651,141

		5,657,767

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	694,000	1,007,931
Prada S.p.A.	31,200	233,408
Samsonite International S.A.	222,000	697,244
Techtronic Industries Co.	367,500	1,158,962
Yue Yuen Industrial Holdings Ltd.	40,000	123,824

		3,221,369

Consumer Services 0.3%
China Travel International Investment Hong Kong Ltd.	1,470,000	295,784
Galaxy Entertainment Group Ltd.	305,000	2,437,105
Melco International Development Ltd.	81,000	258,057
MGM China Holdings Ltd.	29,200	101,690
Sands China Ltd.	343,100	2,500,358
SJM Holdings Ltd.	228,000	654,331
Wynn Macau Ltd.	294,000	1,222,954

		7,470,279

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	220,500	4,104,006

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	1,774,000	466,785

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd. (a)	367,500	431,826

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	174,000	853,959
Tingyi Cayman Islands Holding Corp.	226,000	644,219
Uni-President China Holdings Ltd.	244,000	189,461
Want Want China Holdings Ltd.	954,000	1,331,400

		3,019,039

Insurance 0.4%
AIA Group Ltd.	1,788,200	8,960,663

Materials 0.0%
Huabao International Holdings Ltd.	364,000	169,489

Media 0.0%
Television Broadcasts Ltd.	73,500	463,111

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	182,000	3,251,279

6

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Great Eagle Holdings Ltd.	50,000	178,319
Hang Lung Properties Ltd.	325,000	1,031,220
Henderson Land Development Co., Ltd.	177,000	1,152,916
Hutchison Harbour Ring Ltd.	2,940,000	219,942
Hysan Development Co., Ltd.	106,000	518,861
New World China Land Ltd.	318,000	264,557
New World Development Co., Ltd.	735,000	843,743
Shui On Land Ltd.	1,102,500	287,252
Sino Land Co., Ltd.	352,000	545,733
Sun Hung Kai Properties Ltd.	230,000	3,144,609
Swire Pacific Ltd., Class A	91,000	1,081,608
Swire Properties Ltd.	294,000	917,689
The Link REIT	367,500	1,957,674
Wharf Holdings Ltd.	203,000	1,437,479
Wheelock & Co., Ltd.	120,000	485,235

		17,318,116

Retailing 0.1%
Chow Tai Fook Jewellery Group Ltd.	298,000	390,520
Esprit Holdings Ltd.	294,000	433,817
L’Occitane International S.A.	39,750	93,825
Parkson Retail Group Ltd.	735,000	217,098

		1,135,260

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *(a)	5,880,000	500,558
Xinyi Solar Holdings Ltd. *	456,000	121,750

		622,308

Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	68,000	401,267
VTech Holdings Ltd.	38,900	523,319

		924,586

Telecommunication Services 0.0%
PCCW Ltd.	735,000	401,963

Transportation 0.1%
Kerry Logistics Network Ltd.	32,750	51,958
MTR Corp., Ltd.	367,500	1,391,228

		1,443,186

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	72,000	491,271
CLP Holdings Ltd.	249,500	2,053,167
Hong Kong & China Gas Co., Ltd.	784,300	1,895,766
Power Assets Holdings Ltd.	202,500	1,763,039

		6,203,243

		68,001,371

Ireland 0.2%

Banks 0.1%
Bank of Ireland *	4,740,750	1,824,256

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	22,785	1,736,448

Materials 0.0%
Smurfit Kappa Group plc	22,050	532,564

Transportation 0.0%
Ryanair Holdings plc *	56,689	555,564

		4,648,832

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	167,580	977,108
Bank Leumi Le-Israel *	143,325	566,615
First International Bank of Israel Ltd.	19,845	325,474
Israel Discount Bank Ltd., A Shares *	134,511	236,255
Mizrahi Tefahot Bank Ltd.	16,170	219,340

		2,324,792

Energy 0.0%
Delek Group Ltd.	735	311,523

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	9,555	218,722

Materials 0.0%
Israel Chemicals Ltd.	74,970	659,468
The Israel Corp., Ltd. *	735	427,921

		1,087,389

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	139,065	6,971,269

Real Estate 0.0%
Azrieli Group	5,880	191,146
Gazit-Globe Ltd.	11,025	142,757

		333,903

Software & Services 0.0%
NICE Systems Ltd.	7,350	285,704

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	388,272	696,497
Cellcom Israel Ltd.	18,375	240,732
Partner Communications Co., Ltd. *	30,870	261,680

		1,198,909

		12,732,211

Italy 2.2%

Automobiles & Components 0.1%
Fiat S.p.A. *	105,105	1,099,322
Pirelli & C. S.p.A.	66,885	1,128,985

		2,228,307

Banks 0.5%
Banco Popolare SC *	25,725	496,708
Intesa Sanpaolo S.p.A.	1,784,580	5,985,598
UniCredit S.p.A.	639,653	5,581,805
Unione di Banche Italiane S.C.p.A.	110,985	1,023,009

		13,087,120

Capital Goods 0.1%
CNH Industrial N.V.	130,095	1,425,495
Finmeccanica S.p.A. *	44,835	368,302

 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Prysmian S.p.A.	20,017	465,161

		2,258,958

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	30,706	1,755,605

Diversified Financials 0.1%
Exor S.p.A.	20,580	884,597
Mediobanca S.p.A. *	85,995	862,483

		1,747,080

Energy 0.5%
Eni S.p.A.	361,620	9,222,558
Saipem S.p.A. *	44,100	1,150,578
Tenaris S.A.	67,620	1,515,088

		11,888,224

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	172,725	590,173

Insurance 0.2%
Assicurazioni Generali S.p.A.	180,810	4,098,092
Mediolanum S.p.A.	18,375	157,839

		4,255,931

Materials 0.0%
Buzzi Unicem S.p.A.	11,760	204,761

Media 0.0%
Mediaset S.p.A. *	122,010	603,023

Telecommunication Services 0.1%
Telecom Italia S.p.A. *	1,612,315	2,004,278
Telecom Italia S.p.A. - RSP	952,560	910,521

		2,914,799

Transportation 0.1%
Atlantia S.p.A.	74,389	2,068,724

Utilities 0.4%
Enel Green Power S.p.A.	74,235	208,470
Enel S.p.A.	1,084,125	6,142,234
Snam S.p.A.	250,635	1,472,670
Terna-Rete Elettrica Nazionale S.p.A.	230,055	1,222,411

		9,045,785

		52,648,490

Japan 18.1%

Automobiles & Components 2.4%
Aisin Seiki Co., Ltd.	25,900	940,592
Bridgestone Corp.	96,500	3,486,501
Daihatsu Motor Co., Ltd.	73,500	1,267,802
Denso Corp.	73,500	3,368,524
Fuji Heavy Industries Ltd.	85,700	2,270,003
Honda Motor Co., Ltd.	261,400	9,153,946
Isuzu Motors Ltd.	152,000	927,731
Koito Manufacturing Co., Ltd.	7,000	166,219
Mazda Motor Corp.	374,000	1,617,377
Mitsubishi Motors Corp.	74,000	753,492
NGK Spark Plug Co., Ltd.	44,000	1,211,735
Nissan Motor Co., Ltd.	367,500	3,319,401
NOK Corp.	73,500	1,351,600
Stanley Electric Co., Ltd.	9,700	230,523
Sumitomo Rubber Industries Ltd.	73,500	1,090,093
Suzuki Motor Corp.	73,500	2,185,242
The Yokohama Rubber Co., Ltd.	18,000	159,222
Toyota Industries Corp.	19,300	897,233
Toyota Motor Corp.	387,170	21,922,319
Yamaha Motor Co., Ltd.	73,500	1,155,831

		57,475,386

Banks 1.8%
Aozora Bank Ltd.	297,000	910,747
Fukuoka Financial Group, Inc.	107,000	463,777
Hokuhoku Financial Group, Inc.	493,000	973,935
Mitsubishi UFJ Financial Group, Inc.	2,140,000	12,051,894
Mizuho Financial Group, Inc.	3,675,000	7,151,703
North Pacific Bank Ltd.	147,000	570,691
Resona Holdings, Inc.	367,500	1,921,569
Seven Bank Ltd.	73,500	273,065
Shinsei Bank Ltd.	351,000	731,358
Sumitomo Mitsui Financial Group, Inc.	197,200	7,956,224
Sumitomo Mitsui Trust Holdings, Inc.	557,000	2,250,007
Suruga Bank Ltd.	40,000	688,781
The 77 Bank Ltd.	48,000	230,223
The Bank of Kyoto Ltd.	83,000	688,506
The Bank of Yokohama Ltd.	162,000	902,786
The Chiba Bank Ltd.	130,000	844,562
The Chugoku Bank Ltd.	10,000	141,825
The Gunma Bank Ltd.	29,000	151,919
The Hachijuni Bank Ltd.	31,000	170,013
The Hiroshima Bank Ltd.	38,000	170,682
The Iyo Bank Ltd.	73,500	689,887
The Joyo Bank Ltd.	137,000	673,252
The Juroku Bank Ltd.	104,000	359,801
The Shiga Bank Ltd.	58,000	319,800
The Shizuoka Bank Ltd.	110,000	1,032,483
Yamaguchi Financial Group, Inc.	16,000	152,381

		42,471,871

Capital Goods 2.7%
Amada Co., Ltd.	21,000	198,555
Asahi Glass Co., Ltd.	143,000	795,499
Chiyoda Corp.	13,000	153,708
COMSYS Holdings Corp.	73,500	1,326,316
Daikin Industries Ltd.	37,700	2,247,290
DMG Mori Seiki Co., Ltd.	12,000	146,248
Ebara Corp.	31,000	187,685
FANUC Corp.	26,690	4,543,425
Fuji Electric Co., Ltd.	49,000	215,274
Furukawa Electric Co., Ltd.	46,000	94,943
Hino Motors Ltd.	14,000	176,264
Hoshizaki Electric Co., Ltd.	4,400	201,956
IHI Corp.	277,000	1,162,504
ITOCHU Corp.	195,300	2,309,164
JGC Corp.	23,000	660,986
JTEKT Corp.	50,100	763,724
Kajima Corp.	39,000	161,757
Kawasaki Heavy Industries Ltd.	302,000	1,136,823
Keihan Electric Railway Co., Ltd.	80,000	327,879
Komatsu Ltd.	147,500	3,213,991
Kubota Corp.	207,000	2,827,952
Kurita Water Industries Ltd.	11,600	251,735
LIXIL Group Corp.	58,200	1,507,268
Makita Corp.	20,400	1,112,782

8

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marubeni Corp.	243,000	1,657,497
Minebea Co., Ltd.	38,000	394,771
MISUMI Group, Inc.	5,000	132,685
Mitsubishi Corp.	220,500	4,353,870
Mitsubishi Electric Corp.	303,000	3,517,057
Mitsubishi Heavy Industries Ltd.	453,000	2,640,218
Mitsui & Co., Ltd.	296,400	4,492,101
Mitsui Engineering & Shipbuilding Co., Ltd.	92,000	178,132
Nabtesco Corp.	7,500	162,760
NGK Insulators Ltd.	39,000	808,787
Nidec Corp.	29,800	1,733,611
Nippon Sheet Glass Co., Ltd. *	200,000	239,815
NSK Ltd.	70,000	846,233
NTN Corp.	56,000	221,809
Obayashi Corp.	91,000	609,976
Shimizu Corp.	137,000	907,543
SMC Corp.	8,000	2,091,503
Sojitz Corp.	367,500	585,139
Sumitomo Corp.	220,500	2,886,687
Sumitomo Electric Industries Ltd.	147,000	1,976,471
Taisei Corp.	145,000	746,769
The Japan Steel Works Ltd.	26,000	102,216
THK Co., Ltd.	51,300	1,129,916
Toshiba Corp.	735,000	3,012,384
TOTO Ltd.	67,000	847,501
Toyota Tsusho Corp.	73,500	1,946,852

		63,946,031

Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	68,000	681,704
Park24 Co., Ltd.	25,000	472,996
Secom Co., Ltd.	34,700	2,113,138
Toppan Printing Co., Ltd.	125,000	926,336

		4,194,174

Consumer Durables & Apparel 0.6%
Asics Corp.	12,100	260,683
Casio Computer Co., Ltd.	12,000	159,811
Haseko Corp.	75,500	546,150
Iida Group Holdings Co., Ltd.	13,500	203,273
Namco Bandai Holdings, Inc.	50,300	1,096,520
Nikon Corp.	73,500	1,164,499
Panasonic Corp.	323,500	3,475,212
Rinnai Corp.	3,600	315,613
Sega Sammy Holdings, Inc.	37,700	724,024
Sekisui Chemical Co., Ltd.	21,000	227,245
Sekisui House Ltd.	91,700	1,206,804
Sharp Corp. *	157,000	444,405
Shimano, Inc.	9,900	1,021,672
Sony Corp.	147,000	2,350,671
Sumitomo Forestry Co., Ltd.	73,500	791,744
Wacoal Holdings Corp.	21,000	213,416
Yamaha Corp.	17,200	267,944

		14,469,686

Consumer Services 0.1%
Benesse Holdings, Inc.	8,600	360,499
Oriental Land Co., Ltd.	10,100	1,682,589

		2,043,088

Diversified Financials 0.5%
Aiful Corp. *	20,000	85,115
Credit Saison Co., Ltd.	47,300	851,209
Daiwa Securities Group, Inc.	255,000	2,057,644
Japan Exchange Group, Inc.	50,000	1,195,636
Mitsubishi UFJ Lease & Finance Co., Ltd.	147,000	793,189
Nomura Holdings, Inc.	514,500	3,382,972
Okasan Securities Group, Inc.	17,000	127,820
ORIX Corp.	195,300	3,098,081
SBI Holdings, Inc.	73,500	837,255
Tokai Tokyo Financial Holdings, Inc.	19,400	132,136

		12,561,057

Energy 0.2%
Cosmo Oil Co., Ltd.	125,000	239,569
Idemitsu Kosan Co., Ltd.	8,400	174,448
Inpex Corp.	147,000	2,120,949
Japan Petroleum Exploration Co.	6,900	286,525
JX Holdings, Inc.	441,000	2,297,214
Showa Shell Sekiyu K.K.	73,500	793,189

		5,911,894

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	147,000	1,772,756
Lawson, Inc.	5,600	402,339
Seven & i Holdings Co., Ltd.	147,000	5,877,399

		8,052,494

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	82,000	1,281,439
Asahi Group Holdings Ltd.	73,500	2,072,549
Calbee, Inc.	6,300	177,461
Japan Tobacco, Inc.	165,000	5,585,139
Kewpie Corp.	73,500	1,105,263
Kikkoman Corp.	46,000	924,566
Kirin Holdings Co., Ltd.	115,000	1,626,468
MEIJI Holdings Co., Ltd.	13,100	825,308
Nippon Meat Packers, Inc.	35,000	681,115
Nisshin Seifun Group, Inc.	72,400	841,091
Nissin Foods Holdings Co., Ltd.	17,000	827,068
Sapporo Holdings Ltd.	52,000	218,232
Suntory Beverage & Food Ltd.	20,000	763,674
Toyo Suisan Kaisha Ltd.	7,000	212,934
Yakult Honsha Co., Ltd.	13,000	651,629
Yamazaki Baking Co., Ltd.	20,000	236,081

		18,030,017

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	3,600	217,603
M3, Inc.	19,200	298,534
Medipal Holdings Corp.	73,500	1,033,024
Miraca Holdings, Inc.	7,200	338,611
Olympus Corp. *	42,300	1,361,566
Suzuken Co., Ltd.	16,600	587,351
Sysmex Corp.	20,000	701,754
Terumo Corp.	37,000	784,766

		5,323,209

Household & Personal Products 0.3%
Kao Corp.	73,500	2,906,192
Kobayashi Pharmaceutical Co., Ltd.	3,800	244,258
Lion Corp.	48,000	275,512
Pigeon Corp.	4,300	200,113
Shiseido Co., Ltd.	73,500	1,236,016

 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unicharm Corp.	18,600	1,126,841

		5,988,932

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	73,500	1,740,970
NKSJ Holdings, Inc.	73,500	2,042,931
Sony Financial Holdings, Inc.	31,300	515,898
T&D Holdings, Inc.	147,000	1,914,345
The Dai-ichi Life Insurance Co., Ltd.	147,000	2,178,741
Tokio Marine Holdings, Inc.	98,700	3,119,752

		11,512,637

Materials 1.2%
Air Water, Inc.	9,000	139,053
Asahi Kasei Corp.	175,000	1,307,189
Daicel Corp.	69,000	628,660
Denki Kagaku Kogyo K.K.	38,000	137,815
DIC Corp.	45,000	120,301
Dowa Holdings Co., Ltd.	16,000	141,373
Hitachi Metals Ltd.	50,000	707,651
JFE Holdings, Inc.	76,600	1,453,778
JSR Corp.	73,500	1,234,572
Kaneka Corp.	31,000	193,474
Kansai Paint Co., Ltd.	44,000	691,926
Kobe Steel Ltd.	735,000	1,018,576
Kuraray Co. Ltd.	73,500	882,043
Maruichi Steel Tube Ltd.	4,600	113,028
Mitsubishi Chemical Holdings Corp.	367,500	1,520,640
Mitsubishi Gas Chemical Co., Inc.	31,000	181,287
Mitsubishi Materials Corp.	136,000	415,706
Mitsui Chemicals, Inc.	91,000	226,281
Mitsui Mining & Smelting Co., Ltd.	67,000	163,310
Nippon Kayaku Co., Ltd.	14,000	177,227
Nippon Paint Co., Ltd.	48,000	765,679
Nippon Paper Industries Co., Ltd.	12,100	247,839
Nippon Shokubai Co., Ltd.	15,000	189,002
Nippon Steel & Sumitomo Metal Corp.	1,197,000	3,376,471
Nissan Chemical Industries Ltd.	11,200	169,192
Nitto Denko Corp.	20,100	927,312
Oji Holdings Corp.	121,000	510,187
Rengo Co., Ltd.	31,000	146,857
Shin-Etsu Chemical Co., Ltd.	73,500	4,369,763
Sumitomo Chemical Co., Ltd.	247,000	915,219
Sumitomo Metal Mining Co., Ltd.	65,000	983,193
Sumitomo Osaka Cement Co., Ltd.	50,000	180,353
Taiheiyo Cement Corp.	194,000	732,183
Taiyo Nippon Sanso Corp.	18,000	157,629
Teijin Ltd.	131,000	297,420
Toray Industries, Inc.	265,000	1,687,749
Tosoh Corp.	37,000	176,009
Toyo Seikan Group Holdings Ltd.	73,500	1,082,147
Toyobo Co., Ltd.	109,000	177,837
Ube Industries Ltd.	122,000	200,246

		28,746,177

Media 0.1%
Dentsu, Inc.	28,400	1,120,704
Hakuhodo DY Holdings, Inc.	147,000	1,330,650
Shochiku Co., Ltd.	28,000	239,697
Toho Co., Ltd.	21,800	467,946

		3,158,997

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	367,500	4,710,010
Chugai Pharmaceutical Co., Ltd.	45,100	1,206,567
Daiichi Sankyo Co., Ltd.	96,500	1,635,127
Dainippon Sumitomo Pharma Co., Ltd.	36,300	397,447
Eisai Co., Ltd.	49,100	2,009,942
Hisamitsu Pharmaceutical Co., Inc.	7,800	316,615
Kaken Pharmaceutical Co., Ltd.	10,000	199,518
KYORIN Holdings, Inc.	7,400	142,843
Mitsubishi Tanabe Pharma Corp.	9,800	142,552
Ono Pharmaceutical Co., Ltd.	13,200	1,011,942
Otsuka Holdings Co., Ltd.	73,500	2,075,439
Rohto Pharmaceutical Co., Ltd.	20,000	306,846
Santen Pharmaceutical Co., Ltd.	8,300	447,039
Sawai Pharmaceutical Co., Ltd.	3,800	236,041
Shionogi & Co., Ltd.	59,400	1,190,394
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	187,567
Takeda Pharmaceutical Co., Ltd.	122,700	5,555,840
Tsumura & Co.	8,400	188,978

		21,960,707

Real Estate 0.7%
Aeon Mall Co., Ltd.	8,200	206,159
Daito Trust Construction Co., Ltd.	11,900	1,289,474
Daiwa House Industry Co., Ltd.	111,000	2,078,284
Hulic Co., Ltd.	45,500	595,218
Mitsubishi Estate Co., Ltd.	169,711	4,121,636
Mitsui Fudosan Co., Ltd.	109,000	3,450,676
Nomura Real Estate Holdings, Inc.	6,500	125,023
NTT Urban Development Corp.	73,500	736,842
Sumitomo Real Estate Sales Co., Ltd.	10,700	320,753
Sumitomo Realty & Development Co., Ltd.	57,000	2,447,619
Tokyo Tatemono Co., Ltd.	67,000	610,438
Tokyu Fudosan Holdings Corp.	73,500	578,638

		16,560,760

Retailing 0.4%
Aoyama Trading Co., Ltd.	19,100	515,491
Don Quijote Holdings Co., Ltd.	11,100	654,578
Fast Retailing Co., Ltd.	7,500	2,476,043
Isetan Mitsukoshi Holdings Ltd.	113,200	1,480,851
J Front Retailing Co., Ltd.	74,000	531,662
Marui Group Co., Ltd.	73,500	694,221
Nitori Holdings Co., Ltd.	13,000	638,213
Ryohin Keikaku Co., Ltd.	2,800	304,369
Sanrio Co., Ltd.	6,400	172,478
Shimamura Co., Ltd.	2,900	280,181
Start Today Co., Ltd.	5,300	131,894
Takashimaya Co., Ltd.	65,000	638,213
USS Co., Ltd.	73,500	1,203,509

		9,721,703

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	72,400	819,032
Dainippon Screen Manufacturing Co., Ltd.	45,000	192,835
Disco Corp.	4,400	281,960

10

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rohm Co., Ltd.	13,500	769,571
Tokyo Electron Ltd.	24,400	1,465,990

		3,529,388

Software & Services 0.4%
Dena Co., Ltd.	22,900	299,121
Fujitsu Ltd.	290,000	1,963,831
Gree, Inc.	13,200	120,525
Kakaku.com, Inc.	17,900	313,331
Konami Corp.	24,500	554,558
Nintendo Co., Ltd.	15,800	1,827,766
Nomura Research Institute Ltd.	23,700	795,474
NTT Data Corp.	17,300	629,122
Obic Co., Ltd.	6,400	203,489
Otsuka Corp.	1,500	205,366
Square Enix Holdings Co., Ltd.	6,700	104,374
Trend Micro, Inc.	17,000	526,316
Yahoo Japan Corp.	220,500	1,016,409

		8,559,682

Technology Hardware & Equipment 1.4%
Alps Electric Co., Ltd.	34,300	395,439
Anritsu Corp.	14,500	149,924
Azbil Corp.	7,200	164,034
Brother Industries Ltd.	73,500	1,163,777
Canon, Inc.	165,300	5,423,081
Citizen Holdings Co., Ltd.	32,700	250,686
FUJIFILM Holdings Corp.	73,500	1,898,452
Hirose Electric Co., Ltd.	4,200	601,445
Hitachi Ltd.	660,000	4,436,975
Hoya Corp.	73,500	2,276,264
Ibiden Co., Ltd.	6,600	120,590
Keyence Corp.	6,500	2,526,340
Konica Minolta, Inc.	70,000	602,683
Kyocera Corp.	45,000	2,002,211
Murata Manufacturing Co., Ltd.	34,700	2,940,863
NEC Corp.	446,000	1,376,421
Omron Corp.	32,700	1,227,716
Ricoh Co., Ltd.	99,500	1,217,529
Seiko Epson Corp.	29,200	1,014,517
Shimadzu Corp.	29,000	248,258
TDK Corp.	20,800	888,260
Yaskawa Electric Corp.	44,000	539,270
Yokogawa Electric Corp.	74,500	892,579

		32,357,314

Telecommunication Services 0.9%
KDDI Corp.	78,400	4,664,163
Nippon Telegraph & Telephone Corp.	57,100	3,390,812
NTT DOCOMO, Inc.	220,500	3,662,539
SoftBank Corp.	136,400	9,846,754

		21,564,268

Transportation 0.9%
Central Japan Railway Co.	27,200	3,603,676
East Japan Railway Co.	73,500	5,609,391
Hankyu Hanshin Holdings, Inc.	169,000	938,474
Japan Airlines Co., Ltd.	4,670	243,724
Kawasaki Kisen Kaisha Ltd.	135,000	282,618
Keikyu Corp.	100,000	802,988
Keio Corp.	55,000	398,398
Kintetsu Corp.	332,000	1,164,912
Mitsui OSK Lines Ltd.	211,000	756,941
Nagoya Railroad Co., Ltd.	100,000	352,843
Nippon Express Co., Ltd.	108,000	529,677
Nippon Yusen K.K.	120,000	353,826
Odakyu Electric Railway Co., Ltd.	90,000	809,376
Tobu Railway Co., Ltd.	229,000	1,138,867
Tokyu Corp.	192,000	1,309,627
West Japan Railway Co.	47,400	2,015,822
Yamato Holdings Co., Ltd.	73,500	1,564,706

		21,875,866

Utilities 0.5%
Chubu Electric Power Co., Inc. *	147,000	1,766,976
Electric Power Development Co., Ltd.	11,000	326,503
Hokkaido Electric Power Co., Inc. *	22,400	164,458
Hokuriku Electric Power Co.	16,700	214,690
Kyushu Electric Power Co., Inc. *	73,500	809,081
Osaka Gas Co., Ltd.	281,000	1,118,532
Shikoku Electric Power Co., Inc. *	17,400	224,031
The Chugoku Electric Power Co., Inc.	74,100	984,650
The Kansai Electric Power Co., Inc. *	147,000	1,356,656
Toho Gas Co., Ltd.	135,000	676,692
Tohoku Electric Power Co., Inc.	73,500	780,908
Tokyo Electric Power Co., Inc. *	220,500	895,046
Tokyo Gas Co., Ltd.	352,000	1,992,747

		11,310,970

		431,326,308

Netherlands 2.4%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	5,880	335,224
Koninklijke Philips N.V.	163,170	5,158,887
OCI N.V. *	9,555	366,245

		5,860,356

Commercial & Professional Services 0.1%
Randstad Holding N.V.	21,315	1,241,365

Diversified Financials 0.3%
ING Groep N.V. CVA *	534,345	7,491,922

Energy 0.1%
Fugro N.V. CVA	12,495	721,644
Koninklijke Vopak N.V.	15,754	803,455

		1,525,099

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	96,789	1,760,540

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	16,170	1,068,156
Heineken N.V.	40,425	2,852,425
Unilever N.V. CVA	237,450	10,290,638

		14,211,219

Insurance 0.1%
Aegon N.V.	296,205	2,572,244

Materials 0.2%
Akzo Nobel N.V.	33,810	2,536,527
ArcelorMittal	145,530	2,224,130

 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Koninklijke DSM N.V.	27,195	1,963,064

		6,723,721

Media 0.1%
Reed Elsevier N.V.	102,165	2,289,798
Wolters Kluwer N.V.	44,100	1,321,480

		3,611,278

Real Estate 0.2%
Unibail-Rodamco SE	16,170	4,525,487

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	52,920	4,546,469

Software & Services 0.1%
Gemalto N.V.	11,025	1,198,268

Telecommunication Services 0.1%
Koninklijke KPN N.V. *	443,548	1,640,816
Ziggo N.V.	14,700	693,737

		2,334,553

Transportation 0.0%
TNT Express N.V.	66,150	591,777

		58,194,298

New Zealand 0.2%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	136,710	464,322

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	28,665	202,504

Materials 0.0%
Fletcher Building Ltd.	76,440	580,901

Real Estate 0.0%
Kiwi Income Property Trust	374,850	381,942

Software & Services 0.0%
Xero Ltd. *	10,290	279,592

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	292,530	668,161

Transportation 0.1%
Auckland International Airport Ltd.	383,670	1,257,488

Utilities 0.0%
Contact Energy Ltd.	99,912	462,352

		4,297,262

Norway 0.7%

Banks 0.1%
DNB A.S.A.	170,520	3,205,725

Energy 0.3%
Aker Solutions A.S.A.	20,615	362,363
Seadrill Ltd.	51,450	1,941,379
Statoil A.S.A.	144,060	4,418,145
Subsea 7 S.A.	50,715	1,014,555

		7,736,442

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	147,000	1,301,799

Insurance 0.0%
Gjensidige Forsikring A.S.A.	14,700	271,680

Materials 0.1%
Norsk Hydro A.S.A.	123,480	671,817
Yara International A.S.A.	26,152	1,195,195

		1,867,012

Media 0.0%
Schibsted A.S.A.	2,960	173,433

Telecommunication Services 0.1%
Telenor A.S.A.	94,815	2,249,148

		16,805,239

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo S.A. - Reg’d *	363,825	493,975

Energy 0.1%
Galp Energia, SGPS, S.A.	55,860	990,909

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	49,980	854,890

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	27,930	100,463

Utilities 0.1%
EDP - Energias de Portugal S.A.	372,645	1,764,471

		4,204,708

Republic of Korea 3.8%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	7,937	470,681
Hyundai Mobis	10,316	2,912,182
Hyundai Motor Co.	21,824	4,802,478
Hyundai Wia Corp.	2,062	363,811
Kia Motors Corp.	44,164	2,545,426
Mando Corp.	1,575	172,135

		11,266,713

Banks 0.4%
BS Financial Group, Inc.	24,800	378,004
Hana Financial Group, Inc.	35,600	1,292,864
KB Financial Group, Inc. ADR	73,500	2,500,470
KJB Financial Group Co., Ltd. *	1,977	22,092
KNB Financial Group Co., Ltd. *	3,021	41,160
Shinhan Financial Group Co., Ltd. ADR	86,858	3,810,461
Woori Finance Holdings Co., Ltd. *	26,052	306,434

		8,351,485

Capital Goods 0.4%
CJ Corp.	1,000	139,679
Daelim Industrial Co., Ltd.	1,800	142,207
Daewoo Engineering & Construction Co., Ltd. *	75,000	613,850
Daewoo International Corp.	5,027	158,664
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	15,280	402,145
Doosan Corp.	1,746	218,207
Doosan Heavy Industries & Construction Co., Ltd.	14,480	476,185
Doosan Infracore Co., Ltd. *	20,100	241,350

12

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hyundai Development Co-Engineering & Construction	6,700	187,826
Hyundai Engineering & Construction Co., Ltd.	20,409	1,068,262
Hyundai Heavy Industries Co., Ltd.	7,964	1,444,168
KCC Corp.	1,332	765,097
LG Corp.	13,525	804,712
LG Hausys Ltd.	1,709	320,794
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung C&T Corp.	17,316	1,239,039
Samsung Engineering Co., Ltd. *	4,020	321,143
Samsung Heavy Industries Co., Ltd.	23,970	661,395
Samsung Techwin Co., Ltd.	4,690	262,956
SK Holdings Co., Ltd.	3,220	580,749

		10,048,428

Commercial & Professional Services 0.0%
S-1 Corp.	6,932	540,182

Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	10,500	883,062
LG Electronics, Inc.	14,304	1,022,115

		1,905,177

Consumer Services 0.0%
Kangwon Land, Inc.	24,840	741,402

Diversified Financials 0.0%
Daewoo Securities Co., Ltd. *	53,600	456,562
Samsung Card Co., Ltd.	6,960	256,173

		712,735

Energy 0.0%
SK Innovation Co., Ltd.	9,562	998,190

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	3,079	706,220

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	1,700	549,892
KT&G Corp.	18,630	1,515,674
Orion Corp.	464	381,588

		2,447,154

Household & Personal Products 0.1%
Amorepacific Corp.	704	999,898
AMOREPACIFIC Group	700	470,692
LG Household & Health Care Ltd.	1,120	559,890

		2,030,480

Insurance 0.2%
Dongbu Insurance Co., Ltd.	12,977	733,947
Hanwha Life Insurance Co., Ltd.	20,000	127,034
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	170,261
Samsung Fire & Marine Insurance Co., Ltd.	6,700	1,707,508
Samsung Life Insurance Co., Ltd.	13,416	1,313,721

		4,052,471

Materials 0.3%
Hanwha Corp.	11,020	292,729
Hyosung Corp.	7,728	517,372
Hyundai Steel Co.	6,037	407,122
Korea Zinc Co., Ltd.	874	318,262
Kumho Petro Chemical Co., Ltd.	2,680	213,307
LG Chem Ltd.	4,825	1,229,661
Lotte Chemical Corp.	1,026	161,915
OCI Co., Ltd. *	2,000	343,070
POSCO ADR	57,518	4,071,699

		7,555,137

Media 0.0%
Cheil Worldwide, Inc. *	10,000	230,837

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc. *	12,586	600,185

Retailing 0.0%
Hyundai Department Store Co., Ltd.	2,016	260,843
Lotte Shopping Co., Ltd.	2,388	697,534

		958,377

Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co., Ltd. GDR - Reg’d	31,309	22,260,699
SK Hynix, Inc. *	77,560	3,356,473

		25,617,172

Software & Services 0.2%
Daum Communications Corp.	3,350	321,143
NAVER Corp.	3,948	2,933,331
NCSoft Corp.	2,010	331,979
NHN Entertainment Corp. *	2,680	194,918
SK C&C Co., Ltd.	2,800	454,225

		4,235,596

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	73,500	971,670
Samsung Electro-Mechanics Co., Ltd.	8,664	534,175
Samsung SDI Co., Ltd.	7,040	1,045,442

		2,551,287

Telecommunication Services 0.1%
KT Corp. ADR	50,715	754,132
LG Uplus Corp.	37,570	353,162
SK Telecom Co., Ltd. ADR	73,500	1,751,505

		2,858,799

Transportation 0.1%
CJ Korea Express Co., Ltd. *	3,145	349,890
Hanjin Shipping Co., Ltd. *	33,500	198,334
Hyundai Glovis Co., Ltd.	2,135	551,433
Hyundai Merchant Marine Co., Ltd. *	9,660	90,048

		1,189,705

Utilities 0.1%
Korea Electric Power Corp. ADR	73,500	1,414,140
Korea Gas Corp. *	3,633	207,610

		1,621,750

		91,219,482

Singapore 1.5%

Banks 0.4%
DBS Group Holdings Ltd.	258,000	3,478,004
Oversea-Chinese Banking Corp., Ltd.	362,000	2,815,379

 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Overseas Bank Ltd.	188,000	3,384,645

		9,678,028

Capital Goods 0.3%
Cosco Corp. Singapore Ltd. (a)	217,000	126,359
Jardine Matheson Holdings Ltd.	32,600	2,004,900
Jardine Strategic Holdings Ltd.	20,000	727,800
Keppel Corp., Ltd.	110,000	932,717
Noble Group Ltd.	735,181	812,209
Sembcorp Marine Ltd. (a)	50,000	164,320
Singapore Technologies Engineering Ltd.	432,000	1,333,578

		6,101,883

Consumer Services 0.0%
Genting Singapore plc	935,000	1,003,131

Diversified Financials 0.0%
Singapore Exchange Ltd.	32,000	175,870

Food & Staples Retailing 0.1%
Olam International Ltd.	735,000	1,371,914

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,470,000	674,231
Indofood Agri Resources Ltd.	735,000	586,288
Wilmar International Ltd.	266,000	681,099

		1,941,618

Media 0.0%
Singapore Press Holdings Ltd. (a)	270,000	883,022

Real Estate 0.3%
CapitaCommercial Trust	735,000	990,827
CapitaLand Ltd.	735,000	1,870,259
CapitaMall Trust	735,000	1,213,616
City Developments Ltd.	84,000	694,165
Global Logistic Properties Ltd.	65,000	144,139
Hongkong Land Holdings Ltd.	194,000	1,361,880
Wing Tai Holdings Ltd.	807,000	1,255,255

		7,530,141

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	73,000	424,496

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,214,000	3,776,652

Transportation 0.1%
ComfortDelGro Corp., Ltd.	735,000	1,366,051
Hutchison Port Holdings Trust	95,000	71,250
Singapore Post Ltd.	735,000	964,444

		2,401,745

		35,288,500

Spain 3.1%

Banks 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	831,285	10,667,243
Banco de Sabadell S.A.	503,089	1,664,053
Banco Popular Espanol S.A.	191,296	1,352,412
Banco Santander S.A.	1,683,150	17,280,697
Bankia S.A. *	582,855	1,185,845
Bankinter S.A.	85,260	676,410
CaixaBank S.A.	273,420	1,664,752

		34,491,412

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	29,400	1,307,639
Ferrovial S.A.	74,235	1,608,603
Zardoya Otis S.A.	22,096	399,201

		3,315,443

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	5,880	357,209

Energy 0.2%
Repsol S.A.	158,760	4,476,784

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	80,850	747,665

Insurance 0.0%
Mapfre S.A.	108,780	444,714

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	35,280	1,913,619

Retailing 0.2%
Inditex S.A.	34,565	5,023,146

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	57,330	2,521,343

Telecommunication Services 0.4%
Telefonica S.A.	589,627	9,904,329

Transportation 0.1%
Abertis Infraestructuras S.A.	55,125	1,209,175

Utilities 0.4%
Acciona S.A.	4,871	393,154
Enagas S.A.	33,075	974,411
Gas Natural SDG S.A.	78,645	2,269,177
Iberdrola S.A.	700,455	5,045,702
Red Electrica Corp. S.A.	11,815	1,014,729

		9,697,173

		74,102,012

Sweden 2.6%

Banks 0.8%
Nordea Bank AB	461,580	6,820,358
Skandinaviska Enskilda Banken AB, A Shares	240,345	3,268,911
Svenska Handelsbanken AB, A Shares	87,465	4,453,321
Swedbank AB, A Shares	128,625	3,427,586

		17,970,176

Capital Goods 0.7%
Alfa Laval AB	52,185	1,369,527
Assa Abloy AB, B Shares	42,960	2,173,179
Atlas Copco AB, A Shares	99,225	2,914,494
Atlas Copco AB, B Shares	63,945	1,766,225
Sandvik AB	136,710	1,950,456
Skanska AB, B Shares	63,945	1,483,821
SKF AB, B Shares	69,090	1,773,872
Volvo AB, B Shares	216,090	3,147,680

		16,579,254

14

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.0%
Securitas AB, B Shares	72,765	841,519

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	44,835	1,128,309
Husqvarna AB, B Shares	20,696	162,508

		1,290,817

Diversified Financials 0.2%
Industrivarden AB, A Shares	42,630	917,097
Investment AB Kinnevik, B Shares	20,580	817,999
Investor AB, B Shares	79,380	3,120,677

		4,855,773

Energy 0.0%
Lundin Petroleum AB *	29,425	576,633

Food, Beverage & Tobacco 0.1%
Swedish Match AB	48,622	1,701,846

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	20,580	266,505
Getinge AB, B Shares	30,870	794,892

		1,061,397

Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	84,525	2,356,177

Materials 0.0%
Boliden AB	27,930	388,863
Holmen AB, B Shares	8,085	294,850

		683,713

Media 0.0%
Modern Times Group AB, B Shares	6,620	311,590

Retailing 0.2%
Hennes & Mauritz AB, B Shares	124,215	5,258,919

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	36,015	1,133,876
Telefonaktiebolaget LM Ericsson, B Shares	414,540	5,203,704

		6,337,580

Telecommunication Services 0.1%
Tele2 AB	66,885	792,543
TeliaSonera AB	316,050	2,345,404

		3,137,947

		62,963,341

Switzerland 7.9%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	735	407,808

Capital Goods 0.6%
ABB Ltd. - Reg’d *	377,055	8,971,374
Geberit AG - Reg’d	7,350	2,437,804
Schindler Holding AG	8,820	1,364,513
Schindler Holding AG - Reg’d	6,655	1,018,406
Sulzer AG - Reg’d	2,205	335,455

		14,127,552

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	24,990	2,089,605
SGS S.A. - Reg’d	735	1,845,825

		3,935,430

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg’d	74,235	7,834,971
The Swatch Group AG	5,145	3,041,705
The Swatch Group AG - Reg’d	12,495	1,373,269

		12,249,945

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	189,569	5,644,977
GAM Holding AG *	27,930	515,515
Julius Baer Group Ltd. *	43,553	1,888,377
Pargesa Holding S.A.	3,675	328,055
UBS AG - Reg’d *	560,975	11,282,880

		19,659,804

Energy 0.1%
Transocean Ltd. *	50,715	2,142,744

Food, Beverage & Tobacco 1.6%
Aryzta AG *	13,965	1,304,410
Lindt & Spruengli AG - Reg’d	14	833,939
Nestle S.A. - Reg’d	467,460	36,734,790

		38,873,139

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	8,085	1,235,428

Insurance 0.6%
Baloise Holding AG - Reg’d	6,615	795,472
Swiss Life Holding AG - Reg’d *	2,704	651,235
Swiss Re AG *	55,860	4,977,067
Zurich Insurance Group AG *	22,050	6,627,703

		13,051,477

Materials 0.5%
Clariant AG - Reg’d *	11,780	243,783
Givaudan S.A. - Reg’d *	2,205	3,620,941
Holcim Ltd. - Reg’d *	31,605	2,777,082
Sika AG	48	190,561
Syngenta AG - Reg’d	14,700	5,664,914

		12,497,281

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Actelion Ltd. - Reg’d *	16,905	1,683,030
Galenica AG - Reg’d	445	440,545
Lonza Group AG - Reg’d *	5,880	633,089
Novartis AG - Reg’d	349,125	31,360,521
Roche Holding AG	102,900	30,330,723

		64,447,908

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	11,025	887,969

Telecommunication Services 0.1%
Swisscom AG - Reg’d	4,099	2,446,240

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	7,350	1,003,898

		186,966,623

United Kingdom 18.5%

Automobiles & Components 0.1%
GKN plc	241,815	1,592,420

 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 2.4%
Barclays plc	2,292,133	9,496,440
HSBC Holdings plc	2,835,630	29,926,941
Lloyds Banking Group plc *	7,449,632	9,729,114
Royal Bank of Scotland Group plc *	289,650	1,683,938
Standard Chartered plc	306,080	6,892,445

		57,728,878

Capital Goods 0.8%
BAE Systems plc	496,125	3,520,937
Bunzl plc	39,690	1,113,119
Cobham plc	143,325	766,656
IMI plc	48,226	1,291,844
Meggitt plc	94,080	764,566
Melrose Industries plc	217,560	1,021,789
Rolls-Royce Holdings plc *	259,455	4,526,051
Smiths Group plc	67,620	1,498,311
The Weir Group plc	26,460	1,162,827
Travis Perkins plc	36,015	1,016,697
Wolseley plc	44,159	2,462,833

		19,145,630

Commercial & Professional Services 0.4%
Aggreko plc	37,776	1,056,272
Babcock International Group plc	50,876	1,035,990
Capita plc	91,875	1,705,961
Experian plc	144,795	2,518,584
G4S plc	208,740	875,326
Intertek Group plc	18,375	899,366
Rentokil Initial plc	327,810	648,826

		8,740,325

Consumer Durables & Apparel 0.2%
Berkeley Group Holdings plc	37,485	1,417,843
Burberry Group plc	88,715	2,281,199
Taylor Wimpey plc	514,500	934,626

		4,633,668

Consumer Services 0.4%
Carnival plc	19,437	790,615
Compass Group plc	244,940	4,090,016
InterContinental Hotels Group plc	35,452	1,400,412
TUI Travel plc	144,795	996,504
Whitbread plc	30,135	2,115,897
William Hill plc	208,241	1,242,087

		10,635,531

Diversified Financials 0.3%
3i Group plc	158,025	1,144,809
Aberdeen Asset Management plc	203,174	1,516,875
Ashmore Group plc	50,715	300,541
Hargreaves Lansdown plc	33,810	691,310
ICAP plc	122,745	822,723
Investec plc	58,065	504,021
London Stock Exchange Group plc	14,700	482,786
Schroders plc	22,785	988,329
Schroders plc, Non-Voting Shares	14,700	485,251

		6,936,645

Energy 3.1%
AMEC plc	48,510	982,929
BG Group plc	492,535	10,087,343
BP plc	2,773,890	23,403,525
John Wood Group plc	74,235	979,958
Petrofac Ltd.	38,220	809,048
Royal Dutch Shell plc, A Shares	565,616	22,247,878
Royal Dutch Shell plc, B Shares	362,465	14,804,341
Tullow Oil plc	145,530	2,057,805

		75,372,827

Food & Staples Retailing 0.3%
J Sainsbury plc	232,640	1,350,548
Tesco plc	1,161,300	5,912,875
William Morrison Supermarkets plc	388,080	1,312,959

		8,576,382

Food, Beverage & Tobacco 2.3%
Associated British Foods plc	54,390	2,753,356
British American Tobacco plc	264,682	15,984,950
Coca-Cola HBC AG CDI *	29,400	676,590
Diageo plc	367,500	11,829,227
Imperial Tobacco Group plc	145,530	6,571,305
SABMiller plc	154,490	8,579,927
Tate & Lyle plc	80,850	939,126
Unilever plc	185,270	8,328,446

		55,662,927

Health Care Equipment & Services 0.1%
Smith & Nephew plc	124,950	2,192,260

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	102,900	8,802,572

Insurance 1.1%
Admiral Group plc	10,290	251,650
Aviva plc	412,335	3,624,145
Direct Line Insurance Group plc	215,355	914,986
Friends Life Group Ltd.	291,384	1,531,264
Legal & General Group plc	966,525	3,732,007
Old Mutual plc	758,671	2,570,567
Prudential plc	416,110	9,670,273
RSA Insurance Group plc	113,033	909,682
St. James’s Place plc	50,715	665,648
Standard Life plc	313,110	2,100,782

		25,971,004

Materials 1.8%
Anglo American plc	203,595	4,977,368
Antofagasta plc	38,220	505,495
BHP Billiton plc	320,460	10,040,949
CRH plc	107,310	2,946,544
Croda International plc	24,045	1,061,939
Fresnillo plc	18,375	248,420
Glencore plc *	1,467,073	7,956,987
Johnson Matthey plc	28,707	1,546,633
Lonmin plc *	70,560	304,051
Mondi plc	42,630	765,824
Polymetal International plc	15,460	135,624
Randgold Resources Ltd.	12,495	913,162
Rexam plc	136,832	1,219,874
Rio Tinto plc	191,452	9,817,014
Vedanta Resources plc	13,965	257,666

		42,697,550

Media 0.6%
British Sky Broadcasting Group plc	148,615	2,199,892
Daily Mail & General Trust plc, A Shares	32,340	472,207

16

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Informa plc	57,330	495,718
ITV plc	671,790	2,051,954
Pearson plc	104,370	2,050,013
Reed Elsevier plc	153,615	2,450,407
WPP plc	179,340	3,871,505

		13,591,696

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	184,630	13,265,545
GlaxoSmithKline plc	697,870	18,740,877
Shire plc	92,610	5,303,291

		37,309,713

Real Estate 0.3%
British Land Co. plc	201,390	2,415,283
Hammerson plc	155,820	1,552,508
Intu Properties plc	158,760	838,833
Land Securities Group plc	115,395	2,067,199
SEGRO plc	144,795	897,412

		7,771,235

Retailing 0.3%
Kingfisher plc	391,755	2,575,874
Marks & Spencer Group plc	239,610	1,805,380
Next plc	23,520	2,619,567

		7,000,821

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	202,960	3,132,004

Software & Services 0.1%
The Sage Group plc	179,488	1,233,762

Telecommunication Services 0.9%
BT Group plc	1,098,090	7,312,275
Inmarsat plc	63,945	784,594
Vodafone Group plc	3,948,175	13,874,089

		21,970,958

Transportation 0.1%
easyJet plc	27,195	697,918
International Consolidated Airlines Group S.A. *	169,050	1,116,078

		1,813,996

Utilities 0.8%
Centrica plc	725,135	4,081,924
Drax Group plc	53,655	566,089
National Grid plc	544,733	8,132,007
Severn Trent plc	37,485	1,237,390
SSE plc	131,565	3,433,792
United Utilities Group plc	92,610	1,348,347

		18,799,549

		441,312,353

Total Common Stock
(Cost $2,032,774,526)		2,351,543,701

Other Investment Companies 0.1% of net assets

United States 0.1%

Equity Fund 0.1%
iShares MSCI EAFE ETF	20,000	1,388,200

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	435,224	435,224

Total Other Investment Companies
(Cost $1,624,520)		1,823,424

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	23,520	2,514,583
Volkswagen AG	23,530	6,261,036

		8,775,619

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	22,050	2,549,385

		11,325,004

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc (b)(c)	33,300,608	55,856

Total Preferred Stock
(Cost $8,267,809)		11,380,860

Rights 0.0% of net assets

Hong Kong 0.0%

Food, Beverage & Tobacco 0.0%
Uni-President China Holdings Ltd. *(b)(c)	48,800	9,190

Republic of Korea 0.0%

Banks 0.0%
BS Financial Group, Inc. *(b)(c)	4,206	8,040

Total Rights
(Cost $—)		17,230

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.05%, 06/19/14 (e)(f)	6,000	6,000

Total Short-Term Investment
(Cost $6,000)		6,000

End of Investments

 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	1,477,727	1,477,727

Total Collateral Invested for Securities on Loan
(Cost $1,477,727)		1,477,727

End of Collateral Invested for Securities on Loan

At 05/31/14, the tax basis cost of the fund’s investments was $2,043,607,349 and the unrealized appreciation and depreciation were $372,158,222 and ($50,994,356), respectively, with a net unrealized appreciation of $321,163,866.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,352,045. Non-Cash Collateral received for securities on loan amounted to $24,533.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $73,086 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

In addition to the above, the fund held the following at 05/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	1	97,935	6,065

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

18

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 19

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,351,543,701	$—	$—	$2,351,543,701
Other Investment Companies[1]	1,823,424	—	—	1,823,424
Preferred Stock[1]	11,325,004	—	—	11,325,004
United Kingdom[1]	—	—	55,856	55,856
Rights[1]
Hong Kong[1]	—	—	9,190	9,190
Republic of Korea[1]	—	—	8,040	8,040
Short-Term Investment[1]	—	6,000	—	6,000

Total	$2,364,692,129	$6,000	$73,086	$2,364,771,215

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,477,727	$—	$—	$1,477,727
Futures Contracts[2]	6,065	—	—	6,065

[1]	As categorized in portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$467	($9)	($467)	$3,129	($3,120)	$—	$—	$—
Preferred Stock
United Kingdom	—	—	(15)	55,871	—	—	—	55,856
Rights
Hong Kong	—	—	9,190	—	—	—	—	$9,190
Italy	44	—	(44)	—	—	—	—	—
Republic of Korea	—	—	8,040	—	—	—	—	8,040

Total	$511	($9)	$16,704	$59,000	($3,120)	$—	$—	$73,086

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG54094MAY14

20

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	313,634,156	375,606,234
0.4%		Other Investment Companies	1,039,147	1,351,910
0.3%		Preferred Stock	898,834	1,187,721
0.0%		Rights	57,573	82,532
0.0%		Short-Term Investment	8,500	8,500

99.5%		Total Investments	315,638,210	378,236,897
2.5%		Collateral Invested for Securities on Loan	9,652,441	9,652,441
(2	.0)%	Other Assets and Liabilities, Net		(7,846,644)

100.0%		Net Assets		380,042,694

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Australia 5.0%

Automobiles & Components 0.1%
ARB Corp., Ltd. (c)	12,324	144,865

Capital Goods 0.3%
Bradken Ltd.	47,214	156,873
Cardno Ltd. (c)	26,627	159,842
Hills Ltd.	39,264	57,373
Monadelphous Group Ltd. (c)	23,952	395,462
Seven Group Holdings Ltd.	26,627	198,006
UGL Ltd.	36,888	225,216

		1,192,772

Commercial & Professional Services 0.3%
Cabcharge Australia Ltd.	56,357	212,428
McMillan Shakespeare Ltd.	12,324	118,485
Mineral Resources Ltd.	28,344	269,337
SAI Global Ltd.	53,257	253,284
Transpacific Industries Group Ltd. *	246,486	256,933

		1,110,467

Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd. (c)	33,752	166,803

Consumer Services 0.5%
Ainsworth Game Technology Ltd.	31,238	114,549
Ardent Leisure Group	66,569	167,281
Domino’s Pizza Enterprises Ltd.	10,626	208,177
G8 Education Ltd.	82,160	346,392
Invocare Ltd.	48,599	471,760
Navitas Ltd.	71,032	509,704
Retail Food Group Ltd.	18,640	73,383

		1,891,246

Diversified Financials 0.1%
BT Investment Management Ltd.	20,540	125,405
FlexiGroup Ltd.	66,569	212,508
Magellan Financial Group Ltd.	16,122	186,059

		523,972

Energy 0.3%
AWE Ltd. *	141,583	233,894
Beach Energy Ltd.	199,713	307,620
Drillsearch Energy Ltd. *(c)	81,753	118,316
Horizon Oil Ltd. *(c)	211,608	72,869
Karoon Gas Australia Ltd. *(a)(b)	58,061	132,932
Paladin Energy Ltd. *(c)	175,362	63,652
Senex Energy Ltd. *	184,317	126,942
Sundance Energy Australia Ltd. *	98,822	100,251

		1,156,476

Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	61,620	71,401
GrainCorp Ltd.	67,306	551,873
Tassal Group Ltd.	25,675	93,671

		716,945

Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	137,166	65,745
Primary Health Care Ltd.	141,886	590,279
Sigma Pharmaceuticals Ltd.	333,543	220,404

		876,428

Insurance 0.1%
NIB Holdings Ltd.	102,700	300,130
Steadfast Group Ltd.	55,666	78,749

		378,879

Materials 0.6%
Beadell Resources Ltd. *	182,135	111,878
Evolution Mining Ltd. (c)	106,514	75,341
Independence Group NL	65,964	260,919
Mount Gibson Iron Ltd.	184,863	126,458
Northern Star Resources Ltd.	104,871	112,732
PanAust Ltd.	167,896	343,774
Papillon Resources Ltd. *(a)	101,833	135,056
Regis Resources Ltd.	109,454	158,406
Sandfire Resources NL *	31,578	173,987
Sirius Resources NL *	39,068	115,627
Sundance Resources Ltd. *	1,129,727	96,732
Syrah Resources Ltd. *(c)	25,675	88,414
Tiger Resources Ltd. *	313,241	112,240
Western Areas Ltd.	48,691	205,285

		2,116,849

Media 0.1%
APN News & Media Ltd. *	140,273	100,525
Southern Cross Media Group Ltd.	143,597	146,342
STW Communications Group Ltd.	55,434	69,908
Village Roadshow Ltd.	25,675	196,901

		513,676

 1

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mayne Pharma Group Ltd. *	101,790	87,631
Mesoblast Ltd. *(c)	48,590	218,878
Sirtex Medical Ltd.	9,252	148,106

		454,615

Real Estate 0.5%
Abacus Property Group	114,281	257,394
Aveo Group	96,803	183,793
BWP Trust	158,092	379,611
Charter Hall Group	75,332	302,181
Charter Hall Retail REIT	65,402	243,479
Cromwell Property Group	308,106	285,321
Investa Office Fund	116,029	361,760

		2,013,539

Retailing 0.7%
Automotive Holdings Group Ltd.	89,308	314,190
Breville Group Ltd.	22,219	168,536
David Jones Ltd.	148,708	559,146
JB Hi-Fi Ltd. (c)	23,062	389,353
Myer Holdings Ltd.	170,595	341,362
Pacific Brands Ltd.	377,372	198,439
Premier Investments Ltd.	26,627	217,584
Super Retail Group Ltd.	33,283	282,196
The Reject Shop Ltd. (c)	6,656	61,885

		2,532,691

Semiconductors & Semiconductor Equipment 0.0%
Silex Systems Ltd. *	32,337	41,232

Software & Services 0.3%
carsales.com Ltd.	53,026	543,358
Iress Ltd.	37,069	292,561
SMS Management & Technology Ltd.	24,648	76,848
UXC Ltd.	71,259	50,404

		963,171

Telecommunication Services 0.1%
Amcom Telecommunications Ltd.	23,818	48,325
iiNET Ltd.	24,648	170,214
M2 Group Ltd. (c)	34,688	195,965

		414,504

Transportation 0.1%
Mermaid Marine Australia Ltd.	59,369	114,377
Qube Holdings Ltd.	66,569	144,357
Virgin Australia Holdings Ltd. *	533,488	203,572
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		462,306

Utilities 0.3%
DUET Group	258,810	580,508
Energy World Corp. Ltd. *	306,263	79,811
Spark Infrastructure Group	306,263	513,070

		1,173,389

		18,844,825

Austria 0.8%

Capital Goods 0.2%
Wienerberger AG	36,215	650,577
Zumtobel AG	5,317	113,909

		764,486

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	2,891	344,865

Materials 0.1%
Mayr Melnhof Karton AG	1,379	170,088
RHI AG	5,772	187,965

		358,053

Real Estate 0.3%
Atrium European Real Estate Ltd. *	57,306	319,825
CA Immobilien Anlagen AG *	16,357	303,440
Conwert Immobilien Invest SE *	17,184	211,270
S IMMO AG *	13,312	106,265

		940,800

Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG (c)	1,848	92,307

Transportation 0.1%
Oesterreichische Post AG	9,503	443,223

Utilities 0.0%
EVN AG	7,064	96,681

		3,040,415

Belgium 1.6%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	1,729	92,520

Diversified Financials 0.4%
Ackermans & van Haaren N.V.	6,252	794,423
KBC Ancora *	3,526	120,742
RHJ International S.A. *	43,804	216,377
Sofina S.A.	4,609	543,954

		1,675,496

Energy 0.0%
Euronav N.V. *	7,437	92,490

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	38,761	121,756
Arseus N.V.	5,700	311,117

		432,873

Materials 0.2%
NV Bekaert S.A.	6,799	257,638
Nyrstar N.V. *(c)	55,161	182,680
Tessenderlo Chemie N.V.	9,329	281,013

		721,331

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ThromboGenics N.V. *(c)	7,392	181,562

Real Estate 0.3%
Befimmo S.A.	4,818	359,949
Cofinimmo	3,458	413,917
Warehouses De Pauw S.C.A.	2,094	156,441

		930,307

Retailing 0.1%
D’Ieteren S.A. N.V.	9,298	393,442

Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	5,476	229,997

2

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.1%
Barco N.V.	2,249	172,900
EVS Broadcast Equipment S.A.	3,938	209,571

		382,471

Telecommunication Services 0.0%
Mobistar S.A. *	5,586	115,022

Transportation 0.1%
bpost S.A.	21,520	542,668

Utilities 0.1%
Elia System Operator S.A. N.V.	5,175	267,597

		6,057,776

Canada 16.9%

Automobiles & Components 0.2%
Linamar Corp.	12,856	713,334
Martinrea International, Inc.	5,874	63,401

		776,735

Banks 0.6%
Canadian Western Bank	14,681	505,658
Genworth MI Canada, Inc.	14,681	520,531
Home Capital Group, Inc.	20,162	905,373
Laurentian Bank of Canada	4,466	195,240

		2,126,802

Capital Goods 0.9%
Aecon Group, Inc.	14,681	227,817
ATS Automation Tooling Systems, Inc. *	23,842	323,646
CAE, Inc.	62,889	851,377
MacDonald, Dettwiler & Associates Ltd.	8,802	718,200
Russel Metals, Inc.	14,681	442,789
Toromont Industries Ltd.	17,617	429,778
Westport Innovations, Inc. *	13,312	201,669
WSP Global, Inc.	6,042	214,059

		3,409,335

Commercial & Professional Services 0.6%
Black Diamond Group Ltd.	3,420	104,063
Progressive Waste Solutions Ltd.	28,664	741,249
Ritchie Bros. Auctioneers, Inc.	24,448	557,699
Stantec, Inc.	11,915	736,396
Transcontinental, Inc., Class A	13,312	181,931

		2,321,338

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	6,803	258,124
Gildan Activewear, Inc.	26,627	1,447,522

		1,705,646

Consumer Services 0.0%
Great Canadian Gaming Corp. *	11,091	163,426

Diversified Financials 0.7%
AGF Management Ltd., Class B	14,681	173,871
Canaccord Genuity Group, Inc.	14,131	142,371
Dundee Corp., Class A *	12,795	190,537
Element Financial Corp. *	20,520	257,953
GMP Capital, Inc.	7,191	54,039
Onex Corp.	22,507	1,398,072
TMX Group Ltd.	6,862	363,054

		2,579,897

Energy 5.8%
Advantage Oil & Gas Ltd. *	44,066	264,595
AltaGas Ltd.	26,627	1,181,706
Athabasca Oil Corp. *	84,635	588,474
Bankers Petroleum Ltd. *	70,011	419,737
Baytex Energy Corp.	26,627	1,110,593
Birchcliff Energy Ltd. *	26,627	329,818
BlackPearl Resources, Inc. *	79,884	168,471
Bonavista Energy Corp.	39,942	595,167
Bonterra Energy Corp.	4,715	250,329
Calfrac Well Services Ltd.	9,244	316,008
Canadian Energy Services & Technology Corp.	6,726	193,384
Crew Energy, Inc. *	26,914	258,519
Denison Mines Corp. *	133,141	160,625
Enerflex Ltd.	14,681	220,786
Enerplus Corp.	39,942	907,831
Ensign Energy Services, Inc.	30,596	457,313
Gibson Energy, Inc.	26,627	768,513
Gran Tierra Energy, Inc. *	26,220	188,829
Kelt Exploration Ltd. *	13,023	155,914
Keyera Corp.	17,625	1,191,881
Legacy Oil & Gas, Inc. *	28,664	224,381
Lightstream Resources Ltd.	48,877	345,697
Mullen Group Ltd.	14,681	393,440
NuVista Energy Ltd. *	29,365	301,263
Paramount Resources Ltd., A Shares *	12,151	638,407
Parkland Fuel Corp.	14,131	278,495
Pason Systems, Inc.	14,681	399,524
Pengrowth Energy Corp.	123,243	777,469
Peyto Exploration & Development Corp.	26,627	943,599
Precision Drilling Corp.	66,569	862,574
Savanna Energy Services Corp.	25,232	190,544
Secure Energy Services, Inc.	19,920	357,729
ShawCor Ltd.	13,694	693,370
Tourmaline Oil Corp. *	38,609	1,920,050
Trican Well Service Ltd.	37,415	572,673
Trilogy Energy Corp.	16,050	422,886
Trinidad Drilling Ltd.	36,354	385,017
Veresen, Inc.	39,942	625,697
Vermilion Energy, Inc.	20,431	1,377,684
Whitecap Resources, Inc.	36,708	502,692

		21,941,684

Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	10,170	613,375
The Jean Coutu Group PJC, Inc., A Shares	21,311	461,214
The North West Co., Inc.	3,081	67,530

		1,142,119

Food, Beverage & Tobacco 0.2%
Cott Corp.	29,365	206,611
Maple Leaf Foods, Inc.	21,513	370,685

		577,296

Health Care Equipment & Services 0.1%
Extendicare, Inc.	29,365	198,768

 3

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	22,182	850,427

Materials 3.0%
Alacer Gold Corp.	66,569	145,295
Alamos Gold, Inc.	30,392	249,943
Argonaut Gold, Inc. *	26,338	89,746
AuRico Gold, Inc.	65,756	227,089
B2Gold Corp. *	130,597	316,315
Canexus Corp.	21,510	97,858
Canfor Corp. *	24,499	539,910
Capstone Mining Corp. *	74,965	180,189
CCL Industries, Inc., Class B	8,902	862,859
Centerra Gold, Inc.	39,942	169,575
China Gold International Resources Corp. Ltd. *	61,080	166,503
Continental Gold Ltd. *	18,183	53,083
Detour Gold Corp. *	33,744	322,881
Dominion Diamond Corp. *	14,681	192,394
Dundee Precious Metals, Inc. *	28,664	94,768
Endeavour Silver Corp. *	13,312	50,877
First Majestic Silver Corp. *	26,627	222,903
HudBay Minerals, Inc.	45,983	404,842
IAMGOLD Corp.	35,945	108,909
Imperial Metals Corp. *	14,382	200,263
Lundin Mining Corp. *	115,073	602,998
Major Drilling Group International, Inc.	27,996	217,347
Methanex Corp.	22,422	1,284,384
Nevsun Resources Ltd.	39,942	133,158
New Gold, Inc. *	100,267	536,493
Novagold Resources, Inc. *	66,569	198,631
OceanaGold Corp. *	55,995	132,014
Osisko Mining Corp. *	99,527	739,681
Pan American Silver Corp.	36,026	442,922
Pretium Resources, Inc. *(c)	13,312	85,081
SEMAFO, Inc.	47,752	156,997
Sherritt International Corp.	61,026	260,211
Silver Standard Resources, Inc. *	14,681	95,588
Stella-Jones, Inc.	4,929	133,773
Tahoe Resources, Inc. *	21,703	449,510
Taseko Mines Ltd. *	44,066	97,397
Thompson Creek Metals Co., Inc. *(c)	31,304	87,352
Torex Gold Resources, Inc. *	139,668	156,923
West Fraser Timber Co., Ltd.	15,538	712,615

		11,219,277

Media 0.7%
Aimia, Inc.	43,304	772,082
Cineplex, Inc.	13,312	490,994
Cogeco Cable, Inc.	3,856	222,230
Corus Entertainment, Inc.	13,312	307,224
Imax Corp. *	13,980	366,414
Quebecor, Inc., Class B	21,793	526,637
Torstar Corp.	13,980	99,006

		2,784,587

Real Estate 1.1%
Allied Properties Real Estate Investment Trust	3,696	119,200
Artis Real Estate Investment Trust	15,294	221,554
Boardwalk Real Estate Investment Trust	3,895	230,360
Calloway Real Estate Investment Trust	15,619	386,214
Canadian Apartment Properties Real Estate Investment Trust	14,681	301,773
Canadian Real Estate Investment Trust	10,415	435,841
Chartwell Retirement Residences	32,554	316,591
Cominar Real Estate Investment Trust	13,797	239,257
Dream Office Real Estate Investment Trust	13,447	361,113
Dream Unlimited Corp. *	14,681	195,098
First Capital Realty, Inc.	22,434	385,521
FirstService Corp.	4,277	212,974
H&R Real Estate Investment Trust	28,695	616,790
InnVest Real Estate Investment Trust	12,324	58,564
Morguard Real Estate Investment Trust	8,297	131,120

		4,211,970

Retailing 0.4%
Dollarama, Inc.	13,467	1,134,435
Hudson’s Bay Co.	12,540	196,441
RONA, Inc.	26,627	268,514

		1,599,390

Software & Services 0.6%
Constellation Software, Inc.	2,784	628,153
DH Corp.	14,618	436,716
Open Text Corp.	26,627	1,240,558

		2,305,427

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	30,392	359,660

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	11,037	327,802

Transportation 0.2%
TransForce, Inc.	14,681	320,431
Westshore Terminals Investment Corp.	10,753	330,854

		651,285

Utilities 0.7%
Algonquin Power & Utilities Corp.	35,401	263,425
Atco Ltd., Class I	21,728	1,035,124
Capital Power Corp.	13,312	317,522
Emera, Inc.	15,427	483,474
Innergex Renewable Energy, Inc.	13,312	127,131
Just Energy Group, Inc.	13,312	74,293
Northland Power, Inc.	13,312	217,974
Superior Plus Corp.	26,627	329,328

		2,848,271

		64,101,142

Denmark 1.4%

Banks 0.4%
Jyske Bank A/S *	17,559	971,799
Sydbank A/S *	17,868	477,299

		1,449,098

Capital Goods 0.1%
NKT Holding A/S	6,060	415,608

4

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	6,656	76,060

Food, Beverage & Tobacco 0.0%
Royal UNIBREW *	984	158,322

Health Care Equipment & Services 0.3%
GN Store Nord A/S	42,364	1,165,729

Insurance 0.2%
Topdanmark A/S *	22,300	680,904

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Alk-Abello A/S	2,593	403,930
Bavarian Nordic A/S *	3,705	84,338
Genmab A/S *	9,905	399,326

		887,594

Retailing 0.1%
Matas A/S *	7,963	225,669

Software & Services 0.1%
SimCorp A/S	10,657	360,472

		5,419,456

Finland 2.1%

Capital Goods 0.6%
Cargotec Oyj, B Shares	10,282	427,924
Cramo Oyj	3,733	82,724
Konecranes Oyj	12,517	402,065
Outotec Oyj (c)	42,584	478,520
Ramirent Oyj	16,063	176,227
Uponor Oyj	13,312	251,584
YIT Oyj (c)	29,151	318,224

		2,137,268

Commercial & Professional Services 0.2%
Caverion Corp.	29,151	310,268
Lassila & Tikanoja Oyj	12,323	242,646

		552,914

Consumer Durables & Apparel 0.2%
Amer Sports Oyj	28,826	586,871

Food, Beverage & Tobacco 0.0%
Raisio plc	18,486	109,225

Materials 0.5%
Huhtamaki Oyj	24,149	655,755
Kemira Oyj	20,397	318,407
Metsa Board Oyj	60,849	286,459
Outokumpu Oyj *	1,089,633	384,056
Rautaruukki Oyj *	10,521	152,752

		1,797,429

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	16,700	526,859

Real Estate 0.1%
Citycon Oyj	59,301	218,482
Sponda Oyj	47,176	243,978

		462,460

Retailing 0.0%
Stockmann Oyj Abp, B Shares	6,995	114,731

Software & Services 0.1%
Tieto Oyj	15,505	430,975

Telecommunication Services 0.3%
Elisa Oyj	36,972	1,101,832

Transportation 0.0%
Finnair Oyj *	26,627	105,005

		7,925,569

France 3.5%

Automobiles & Components 0.2%
Burelle S.A.	60	61,159
Faurecia	11,310	465,616
Plastic Omnium S.A.	11,091	377,069

		903,844

Capital Goods 0.2%
Mersen	4,631	139,023
Nexans S.A. *	8,137	481,441
Saft Groupe S.A.	6,819	233,366

		853,830

Commercial & Professional Services 0.2%
Derichebourg S.A.	12,489	41,224
Teleperformance	13,370	837,493

		878,717

Consumer Durables & Apparel 0.1%
Nexity S.A.	8,413	354,214

Energy 0.2%
Bourbon S.A.	13,124	410,997
Etablissements Maurel et Prom	17,157	295,220
MPI	33,435	189,339

		895,556

Food & Staples Retailing 0.1%
Rallye S.A.	6,905	360,259

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	3,696	110,299
Vilmorin & Cie S.A.	1,353	179,325

		289,624

Health Care Equipment & Services 0.3%
Korian-Medica	13,238	523,492
Orpea	9,298	664,069

		1,187,561

Materials 0.2%
Eramet *	1,710	219,431
Vicat	4,241	361,981

		581,412

Media 0.5%
Havas S.A.	69,876	602,512
IPSOS *	8,692	345,560
Metropole Television S.A.	14,296	290,176
Societe d’Edition de Canal	31,506	260,099
Solocal Group *(c)	101,232	118,797
Technicolor S.A. *	55,798	412,294

		2,029,438

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Eurofins Scientific SE	1,476	453,167
Virbac S.A.	1,507	352,669

		805,836

 5

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Mercialys S.A.	13,312	297,632

Retailing 0.0%
Groupe Fnac *	1,759	86,409

Software & Services 0.5%
Alten S.A.	8,379	430,702
Altran Technologies S.A. *	47,525	522,045
Bull *	10,765	73,447
GameLoft SE *	12,324	115,363
Groupe Steria S.C.A. (c)	8,554	232,513
Sopra Group S.A. (c)	535	60,542
UBISOFT Entertainment *	27,975	559,430

		1,994,042

Technology Hardware & Equipment 0.4%
Ingenico (c)	8,625	780,183
Neopost S.A.	7,450	596,637

		1,376,820

Utilities 0.2%
ALBIOMA	1,993	53,167
Rubis S.C.A.	8,219	565,585

		618,752

		13,513,946

Germany 4.7%

Automobiles & Components 0.3%
ElringKlinger AG	8,013	323,213
Leoni AG	8,598	689,044

		1,012,257

Banks 0.2%
Aareal Bank AG (c)	12,818	607,019

Capital Goods 1.3%
Bauer AG	1,118	28,093
BayWa AG	3,978	222,447
Deutz AG	41,977	354,562
DMG MORI SEIKI AG	18,719	596,557
Duerr AG	3,081	263,896
Heidelberger Druckmaschinen AG *	29,532	100,302
KION Group AG	5,700	261,417
Kloeckner & Co. SE *	22,268	375,113
Krones AG	3,156	307,916
KUKA AG (c)	9,521	543,451
Nordex SE *	13,868	303,534
Norma Group SE	7,392	403,521
Pfeiffer Vacuum Technology AG	3,236	353,034
Rational AG	1,242	385,730
Rheinmetall AG	3,512	240,909
SGL Carbon SE *(c)	9,984	340,728

		5,081,210

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	6,219	331,256

Diversified Financials 0.1%
Aurelius AG	3,081	114,144
Deutsche Beteiligungs AG	2,586	70,927
Grenkeleasing AG	1,230	128,548

		313,619

Food, Beverage & Tobacco 0.0%
KWS Saat AG	390	134,693

Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	2,636	78,827
Draegerwerk AG & Co. KGaA	286	26,058
Rhoen Klinikum AG	16,635	549,210

		654,095

Materials 0.3%
Aurubis AG	12,762	695,879
Salzgitter AG	7,701	329,491

		1,025,370

Media 0.0%
CTS Eventim AG	2,636	163,284

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	5,085	342,565
MorphoSys AG *	7,378	668,996
Stada Arzneimittel AG	15,367	722,384

		1,733,945

Real Estate 0.7%
Alstria Office REIT-AG *	17,882	239,812
Deutsche Euroshop AG	12,517	623,423
DIC Asset AG	13,312	142,849
GAGFAH S.A. *	26,336	439,507
LEG Immobilien AG	9,120	644,013
Patrizia Immobilien AG *	7,311	92,739
TAG Immobilien AG	29,577	371,709

		2,554,052

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *	21,377	312,994
Dialog Semiconductor plc *	17,904	554,460
SMA Solar Technology AG *	1,560	62,509

		929,963

Software & Services 0.4%
Bechtle AG	3,292	291,088
Wirecard AG	26,288	1,147,882

		1,438,970

Technology Hardware & Equipment 0.2%
Jenoptik AG	10,228	175,923
Wincor Nixdorf AG	7,418	482,983

		658,906

Telecommunication Services 0.3%
Drillisch AG	8,216	303,205
Freenet AG	28,778	894,549
QSC AG	6,779	32,080

		1,229,834

Transportation 0.0%
Hamburger Hafen und Logistik AG	3,696	93,303

		17,961,776

Greece 0.8%

Capital Goods 0.1%
Ellaktor S.A. *	23,370	125,326
Frigoglass S.A. *	5,400	28,737
Metka S.A.	5,700	102,669

		256,732

6

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.2%
Intralot S.A. Integrated Lottery Systems & Services *	19,200	54,757
OPAP S.A.	41,525	706,020

		760,777

Diversified Financials 0.1%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding	13,680	159,230
Marfin Investment Group Holdings S.A. *	171,000	109,202

		268,432

Energy 0.0%
Motor Oil Hellas Corinth Refineries S.A.	7,534	85,329

Materials 0.1%
Mytilineos Holdings S.A. *	19,651	172,151
Titan Cement Co. S.A. *	10,048	304,521

		476,672

Real Estate 0.0%
Eurobank Properties Real Estate Investment Co.	9,800	104,975

Retailing 0.2%
Folli Follie S.A. *	7,410	291,206
JUMBO S.A. *	20,777	310,163

		601,369

Utilities 0.1%
Public Power Corp. S.A.	22,470	337,276
The Athens Water Supply & Sewage Co. S.A.	6,118	79,309

		416,585

		2,970,871

Hong Kong 1.9%

Automobiles & Components 0.1%
Minth Group Ltd.	206,000	357,639
Xinchen China Power Holdings Ltd. *	172,000	95,618

		453,257

Capital Goods 0.1%
Louis XIII Holdings Ltd. *	64,500	53,827
Singamas Container Holdings Ltd.	520,000	109,326
Sinopoly Battery Ltd. *	1,520,000	98,027
Summit Ascent Holdings Ltd. *	72,000	113,113

		374,293

Consumer Durables & Apparel 0.1%
Goodbaby International Holdings Ltd.	167,000	85,946
Lung Cheong International Holdings Ltd. *	418,000	44,210
Pacific Textiles Holdings Ltd.	123,000	150,717
Stella International Holdings Ltd.	65,000	172,289

		453,162

Consumer Services 0.1%
NagaCorp Ltd.	133,343	122,285
Regal Hotels International Holdings Ltd.	64,000	39,128
REXLot Holdings Ltd. (c)	2,425,000	265,867

		427,280

Diversified Financials 0.1%
Liu Chong Hing Investment Ltd.	24,000	30,182
Value Partners Group Ltd. (c)	260,000	164,325

		194,507

Energy 0.2%
Anton Oilfield Services Group (c)	246,041	187,238
Honghua Group Ltd. (c)	493,677	116,527
Newocean Energy Holdings Ltd. (c)	160,626	107,112
Sino Oil & Gas Holdings Ltd. *(c)	6,165,000	189,253
SPT Energy Group, Inc. (c)	144,000	87,667

		687,797

Food, Beverage & Tobacco 0.1%
Vitasoy International Holdings Ltd.	228,000	308,197

Materials 0.1%
G-Resources Group Ltd. *	7,449,000	189,277
TCC International Holdings Ltd.	406,000	157,101
Yingde Gases Group Co., Ltd.	195,000	213,287

		559,665

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
The United Laboratories International Holdings Ltd. *	246,000	152,303

Real Estate 0.2%
COFCO Land Holdings Ltd. *	560,000	135,793
K Wah International Holdings Ltd.	260,000	180,757
Lai Sun Development *	2,906,000	70,467
Midland Holdings Ltd. *(c)	246,000	113,593
Sunlight Real Estate Investment Trust	260,000	108,991
Yuexiu Real Estate Investment Trust	520,000	248,164

		857,765

Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	74,000	181,541
Emperor Watch & Jewellery Ltd.	1,490,000	107,624
Giordano International Ltd.	260,000	145,209
Luk Fook Holdings International Ltd.	80,000	202,246
New World Department Store China Ltd.	260,000	101,613

		738,233

Semiconductors & Semiconductor Equipment 0.1%
Landing International Development Ltd. *	1,710,000	116,897
United Photovoltaics Group Ltd. *(c)	510,000	41,442
Varitronix International Ltd.	146,000	153,289

		311,628

Technology Hardware & Equipment 0.2%
Ju Teng International Holdings Ltd.	260,000	198,196
TCL Communication Technology Holdings Ltd.	228,000	256,439
Truly International Holdings Ltd. (c)	376,000	229,394

		684,029

Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	39,000	53,221
Citic 21CN Co., Ltd. *	416,000	332,137
CITIC Telecom International Holdings Ltd.	182,000	63,382

 7

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SmarTone Telecommunications Holding Ltd. (c)	130,000	149,066

		597,806

Transportation 0.2%
Pacific Basin Shipping Ltd.	864,000	538,262
SITC International Holdings Co., Ltd.	179,000	78,268

		616,530

		7,416,452

Ireland 0.6%

Capital Goods 0.2%
Kingspan Group plc	45,262	810,630

Consumer Services 0.1%
Paddy Power plc	7,392	527,336

Food, Beverage & Tobacco 0.3%
C&C Group plc	87,192	535,400
Glanbia plc	25,832	402,897

		938,297

Transportation 0.0%
Aer Lingus Group plc	53,257	103,194

		2,379,457

Israel 0.4%

Capital Goods 0.0%
Discount Investment Corp. *	10,270	89,423

Food & Staples Retailing 0.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	3,081	149,126

Health Care Equipment & Services 0.0%
Mazor Robotics Ltd. *	15,405	128,989

Insurance 0.1%
Menorah Mivtachim Holdings Ltd.	12,324	149,002

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Evogene Ltd. *	6,162	105,693
Kamada Ltd. *	4,390	34,672

		140,365

Real Estate 0.1%
Africa Israel Investments Ltd. *	32,864	69,078
Africa Israel Properties Ltd. *	3,745	71,579
Alony Hetz Properties & Investments Ltd.	15,405	113,198
Jerusalem Economy Ltd.	7,929	77,669
Jerusalem Oil Exploration *	2,280	101,165
Nitsba Holdings 1995 Ltd. *	5,700	85,048

		517,737

Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	13,312	143,124

Software & Services 0.0%
Allot Communications Ltd. *	6,656	89,213

Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	7,964	50,242
Gilat Satellite Networks Ltd. *	9,435	45,477
Ituran Location and Control Ltd.	5,317	126,794

		222,513

		1,629,492

Italy 3.5%

Automobiles & Components 0.1%
Piaggio & C S.p.A. *(c)	46,598	174,732

Banks 0.9%
Banca Carige S.p.A. *(c)	159,600	95,759
Banca Monte dei Paschi di Siena S.p.A. *(c)	20,178	684,493
Banca Popolare dell’Emilia Romagna SC *(c)	77,978	872,521
Banca Popolare di Milano Scarl *	969,000	885,907
Banca Popolare di Sondrio Scarl	69,900	462,412
Credito Emiliano S.p.A.	30,402	298,900
Credito Valtellinese Scarl *(c)	120,966	174,968

		3,474,960

Capital Goods 0.2%
Danieli & C Officine Meccaniche S.p.A.	18,511	442,794
Interpump Group S.p.A.	18,486	259,566
Trevi Finanziaria Industriale S.p.A.	5,521	54,431

		756,791

Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A. (c)	3,696	94,916
De’Longhi S.p.A.	6,656	148,135
Indesit Co. S.p.A. *	3,612	53,033
Safilo Group S.p.A. *(c)	3,239	75,667
Tod’s S.p.A. (c)	3,963	539,960

		911,711

Consumer Services 0.0%
Autogrill S.p.A. *	11,400	109,280

Diversified Financials 0.3%
Azimut Holding S.p.A.	26,207	718,076
Banca Generali S.p.A.	17,702	517,406

		1,235,482

Energy 0.1%
ERG S.p.A.	18,570	277,470
Saras S.p.A. *	73,944	109,477

		386,947

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	9,298	395,345
Sorin S.p.A. *	157,226	468,562

		863,907

Insurance 0.4%
Societa Cattolica di Assicurazioni Scarl	11,263	268,495
Unipol Gruppo Finanziario S.p.A.	56,147	338,487
UnipolSai S.p.A	219,698	756,668
UnipolSai S.p.A. RSP	13,571	45,629

		1,409,279

Materials 0.2%
Cementir Holding S.p.A.	8,992	77,424
Italcementi S.p.A.	27,975	317,602
Italcementi S.p.A. RSP	12,501	88,703

8

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Italmobiliare S.p.A. *	3,848	108,113

		591,842

Media 0.0%
Gruppo Editoriale L’Espresso S.p.A. *(c)	19,581	43,392
RCS MediaGroup S.p.A. *	38,365	79,574

		122,966

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	28,790	485,175

Real Estate 0.1%
Beni Stabili S.p.A. (c)	213,235	188,549

Retailing 0.1%
World Duty Free S.p.A. *	8,398	116,772
Yoox S.p.A. *	7,960	255,253

		372,025

Transportation 0.2%
Ansaldo STS S.p.A.	41,091	441,277
ASTM S.p.A.	4,699	74,764
Societa Iniziative Autostradali e Servizi S.p.A.	6,840	87,455

		603,496

Utilities 0.4%
A2A S.p.A.	334,651	401,394
ACEA S.p.A.	24,648	350,460
Hera S.p.A.	185,275	530,916
Iren S.p.A.	122,059	193,371

		1,476,141

		13,163,283

Japan 14.3%

Automobiles & Components 0.7%
Akebono Brake Industry Co., Ltd.	26,000	122,404
Daido Metal Co., Ltd.	10,000	106,541
HI-LEX Corp.	4,300	104,938
Keihin Corp.	13,000	194,722
Mitsuba Corp.	6,300	92,198
Musashi Seimitsu Industry Co., Ltd.	13,000	293,872
Nifco, Inc.	13,000	381,139
Nippon Seiki Co., Ltd.	8,000	138,857
Nissin Kogyo Co., Ltd.	16,700	306,441
Press Kogyo Co., Ltd.	28,000	102,649
Showa Corp.	13,000	141,570
Toyo Tire & Rubber Co., Ltd.	20,000	174,947
TPR Co., Ltd.	13,000	265,635
Unipres Corp.	8,000	173,139

		2,599,052

Banks 0.8%
Bank of the Ryukyus Ltd.	13,000	175,940
FIDEA Holdings Co., Ltd.	85,300	160,129
Jimoto Holdings, Inc.	43,000	84,525
The Bank of Iwate Ltd.	3,200	136,026
The Bank of Nagoya Ltd.	27,000	101,106
The Bank of Okinawa Ltd.	3,200	134,611
The Chiba Kogyo Bank Ltd.	18,200	123,784
The Fukui Bank Ltd.	127,000	294,580
The Kiyo Bank Ltd.	23,400	283,344
The Miyazaki Bank Ltd.	45,000	141,972
The Oita Bank Ltd.	48,000	167,006
The Toho Bank Ltd.	123,000	414,654
The Tokyo Tomin Bank Ltd. (c)	22,800	252,773
The Towa Bank Ltd.	182,000	166,357
The Yachiyo Bank Ltd.	4,700	139,737
TOMONY Holdings, Inc.	45,600	188,683
Tsukuba Bank Ltd.	31,400	105,855

		3,071,082

Capital Goods 3.5%
Aica Kogyo Co., Ltd.	24,600	534,819
Aida Engineering Ltd.	13,000	114,354
Asahi Diamond Industrial Co., Ltd.	12,300	198,744
Central Glass Co., Ltd.	130,000	438,252
CKD Corp.	6,900	59,272
Daifuku Co., Ltd.	9,500	123,903
Daihen Corp.	10,000	38,135
Denyo Co., Ltd.	13,000	189,356
Fuji Machine Manufacturing Co., Ltd.	12,800	103,160
Fujitec Co., Ltd.	6,000	66,932
Furukawa Co., Ltd.	35,000	66,391
Futaba Corp.	16,700	247,024
Hanwa Co., Ltd.	91,000	363,123
Hazama Ando Corp.	40,000	193,032
Hitachi Zosen Corp.	65,000	314,954
Inaba Denki Sangyo Co., Ltd.	13,800	431,992
Iwatani Corp.	23,000	132,242
Kanamoto Co., Ltd.	12,300	453,339
Kanematsu Corp.	76,000	123,249
Kato Works Co., Ltd.	6,000	35,029
Kitz Corp.	39,000	199,705
Komori Corp.	12,300	158,366
Kumagai Gumi Co., Ltd. *	48,000	125,490
Kyowa Exeo Corp.	39,300	540,764
Kyudenko Corp.	8,000	71,709
Maeda Corp.	32,000	238,085
Makino Milling Machine Co., Ltd.	14,000	111,318
Meidensha Corp.	29,000	115,721
Mirait Holdings Corp.	26,000	244,041
Miura Co., Ltd.	13,400	423,421
MonotaRO Co., Ltd.	4,800	110,488
Nachi-Fujikoshi Corp.	26,000	165,846
Namura Shipbuilding Co., Ltd.	8,100	65,679
NEC Capital Solutions Ltd.	1,800	30,818
Nichias Corp.	19,000	129,225
Nihon Trim Co., Ltd.	1,000	35,039
Nippon Steel & Sumikin Bussan Corp.	23,000	82,962
Nishimatsu Construction Co., Ltd.	75,000	294,118
Nishio Rent All Co., Ltd.	2,000	80,692
Nitto Boseki Co., Ltd.	67,000	250,233
Nitto Kogyo Corp.	4,800	92,985
Noritz Corp.	19,300	383,174
Obara Group, Inc.	2,000	76,662
Oiles Corp. (c)	13,000	291,700
Okabe Co., Ltd.	13,000	176,195
Okumura Corp.	96,000	406,664
OSG Corp.	12,300	209,987
OSJB Holdings Corp.	13,600	18,981
Penta-Ocean Construction Co., Ltd.	65,000	190,378
Raito Kogyo Co., Ltd.	8,400	62,085
Ryobi Ltd.	21,000	63,983
Sankyo Tateyama, Inc.	8,500	160,652
Sanwa Holdings Corp.	45,000	306,502

 9

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shima Seiki Manufacturing Ltd.	12,300	197,898
Shinmaywa Industries Ltd.	13,000	110,394
SHO-BOND Holdings Co., Ltd.	5,100	228,822
Showa Aircraft Industry Co., Ltd.	5,000	54,008
Sintokogio Ltd.	32,000	222,360
Sodick Co., Ltd.	26,700	97,096
Star Micronics Co., Ltd.	13,000	171,340
Sumitomo Densetsu Co., Ltd.	2,800	28,373
Sumitomo Mitsui Construction Co., Ltd. *	149,300	155,544
Tadano Ltd.	25,000	378,151
Taikisha Ltd.	13,000	288,633
Takasago Thermal Engineering Co., Ltd.	26,000	271,640
Takuma Co., Ltd.	10,000	60,150
Tekken Corp.	23,000	65,556
The Nippon Road Co., Ltd.	6,000	31,844
Toa Corp.	16,000	26,891
Tokyu Construction Co., Ltd.	20,200	85,767
Totetsu Kogyo Co., Ltd.	12,300	257,376
Tsubakimoto Chain Co.	24,000	185,405
Tsugami Corp.	5,000	26,046
Wakita & Co., Ltd.	3,000	35,677
YAMABIKO Corp.	1,800	74,215
Yokogawa Bridge Holdings Corp.	2,000	26,360

		13,220,516

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	13,800	242,919
Duskin Co., Ltd.	14,600	269,916
Kokuyo Co., Ltd.	22,800	176,134
Meitec Corp.	13,600	413,701
Mitsubishi Pencil Co., Ltd.	13,000	377,178
Nihon M&A Center, Inc.	4,800	124,500
Nissha Printing Co., Ltd.	6,800	103,927
Okamura Corp.	14,000	120,949
Pilot Corp.	3,200	135,240
Sanix, Inc. *(c)	6,400	94,416

		2,058,880

Consumer Durables & Apparel 0.7%
Alpine Electronics, Inc.	13,000	158,946
Foster Electric Co., Ltd.	5,500	60,003
Fujitsu General Ltd.	7,000	75,955
Gunze Ltd.	130,000	361,590
JVC Kenwood Corp. *	39,000	73,212
Mizuno Corp.	39,000	236,886
Pioneer Corp. *	73,800	155,949
Sangetsu Co., Ltd.	13,800	360,242
Seiko Holdings Corp.	28,000	112,006
Seiren Co., Ltd.	12,300	98,526
Tamron Co., Ltd.	7,800	178,470
Token Corp.	1,300	57,113
Tomy Co., Ltd.	49,200	248,067
TSI Holdings Co., Ltd.	36,900	239,363
Yondoshi Holdings, Inc.	4,600	82,736

		2,499,064

Consumer Services 0.6%
Accordia Golf Co., Ltd.	39,900	510,980
Colowide Co., Ltd. (c)	8,000	86,491
Doutor Nichires Holdings Co., Ltd.	24,600	419,490
Fuji Kyuko Co., Ltd. (c)	4,000	41,083
HIS Co., Ltd.	8,200	242,587
MOS Food Services, Inc.	6,300	131,269
Round One Corp.	16,300	108,939
Saizeriya Co., Ltd.	6,400	78,817
Tokyo Dome Corp.	54,000	265,900
Tokyotokeiba Co., Ltd.	27,000	78,284
Yoshinoya Holdings Co., Ltd.	12,500	160,573
Zensho Holdings Co., Ltd. (c)	13,000	123,809

		2,248,222

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	12,300	489,002
IBJ Leasing Co., Ltd.	12,300	293,764
Ichiyoshi Securities Co., Ltd.	6,300	82,105
J Trust Co., Ltd.	25,600	310,486
Jaccs Co., Ltd.	19,000	84,407
Japan Securities Finance Co., Ltd.	26,000	160,991
kabu.com Securities Co., Ltd.	32,900	141,307
Kyokuto Securities Co., Ltd. (c)	4,400	65,949
Marusan Securities Co., Ltd.	12,100	86,458
Mito Securities Co., Ltd.	16,000	54,096
Monex Group, Inc.	20,400	68,571
Toyo Securities Co., Ltd.	9,000	25,564
Zenkoku Hosho Co., Ltd.	17,200	424,147

		2,286,847

Energy 0.2%
Itochu Enex Co., Ltd.	13,000	83,434
Modec, Inc.	3,200	71,048
Nippon Coke & Engineering Co., Ltd.	61,500	68,908
Nippon Gas Co., Ltd.	9,100	176,285
Shinko Plantech Co., Ltd.	13,000	100,683
Toyo Kanetsu KK	24,000	59,207

		559,565

Food & Staples Retailing 0.3%
Ain Pharmaciez, Inc.	1,900	86,555
Arcs Co., Ltd.	12,300	248,792
Cocokara fine, Inc.	13,000	369,129
Kasumi Co., Ltd.	17,100	120,504
Valor Co., Ltd.	12,300	194,513
Welcia Holdings Co., Ltd.	1,500	90,373
Yokohama Reito Co., Ltd.	16,200	124,989

		1,234,855

Food, Beverage & Tobacco 0.5%
Fuji Oil Co., Ltd.	24,600	307,787
Fujiya Co., Ltd.	123,000	230,901
Hokuto Corp.	13,000	249,408
Maruha Nichiro Corp.	12,300	194,150
Megmilk Snow Brand Co., Ltd.	13,000	167,635
Morinaga Milk Industry Co., Ltd.	123,000	471,473
Nippon Suisan Kaisha Ltd. *	49,200	155,223

		1,776,577

Health Care Equipment & Services 0.5%
Asahi Intecc Co., Ltd.	800	31,844
Jeol Ltd.	7,000	23,667
Nagaileben Co., Ltd.	13,000	274,962
Nihon Kohden Corp.	13,000	588,383
Nikkiso Co., Ltd.	5,000	57,890
Ship Healthcare Holdings, Inc.	10,000	353,826
Toho Holdings Co., Ltd.	26,000	501,371

		1,831,943

10

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.2%
Aderans Co., Ltd.	14,700	219,608
Dr Ci:Labo Co., Ltd.	2,000	64,082
Fancl Corp.	12,300	146,398
Mandom Corp.	12,200	415,480

		845,568

Materials 1.6%
ADEKA Corp.	39,000	450,774
Asahi Holdings, Inc.	13,000	217,849
Daio Paper Corp.	15,000	177,945
Earth Chemical Co., Ltd.	8,700	321,510
Fuji Seal International, Inc.	2,900	87,218
Fujimi, Inc.	13,000	150,641
Fujimori Kogyo Co., Ltd.	1,200	38,095
Hokuetsu Kishu Paper Co., Ltd.	34,200	166,723
Ishihara Sangyo Kaisha Ltd. *	123,000	96,712
Kureha Corp.	37,000	179,282
Kyoei Steel Ltd.	13,000	216,443
Nihon Nohyaku Co., Ltd.	22,800	240,448
Nihon Parkerizing Co., Ltd.	11,400	251,204
Nippon Light Metal Holdings Co., Ltd.	229,000	330,857
Nippon Soda Co., Ltd.	33,000	168,657
Nippon Yakin Kogyo Co., Ltd. *(c)	30,500	93,828
NOF Corp.	32,000	247,206
Pacific Metals Co., Ltd. *	32,000	151,280
Sanyo Special Steel Co., Ltd.	30,000	120,890
Sumitomo Bakelite Co., Ltd.	40,000	147,821
Sumitomo Seika Chemicals Co., Ltd.	9,000	59,000
Takasago International Corp.	22,000	104,438
Toagosei Co., Ltd.	58,000	253,673
Toho Zinc Co., Ltd.	30,000	98,482
Tokai Carbon Co., Ltd.	44,000	124,114
Tokuyama Corp.	123,000	356,627
Tokyo Ohka Kogyo Co., Ltd.	13,000	285,567
Tokyo Rope Manufacturing Co., Ltd. *	17,000	22,389
Tokyo Steel Manufacturing Co., Ltd.	26,100	120,566
Topy Industries Ltd.	83,000	151,732
Toyo Ink SC Holdings Co., Ltd.	50,000	219,175
UACJ Corp.	123,000	430,370
Yodogawa Steel Works Ltd.	40,000	159,222

		6,240,738

Media 0.1%
Avex Group Holdings, Inc.	8,400	143,323
Kadokawa Corp.	9,900	309,907
Next Co., Ltd. (c)	6,400	57,304

		510,534

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
JCR Pharmaceuticals Co., Ltd.	3,400	77,895
Nichi-iko Pharmaceutical Co., Ltd.	13,800	199,245
Nippon Shinyaku Co., Ltd.	10,000	194,801
Seikagaku Corp.	16,100	180,234
Torii Pharmaceutical Co., Ltd.	1,900	55,593
ZERIA Pharmaceutical Co., Ltd.	4,600	97,927

		805,695

Real Estate 0.4%
Daibiru Corp.	13,000	129,432
Daikyo, Inc.	85,000	181,287
Goldcrest Co., Ltd.	1,900	38,805
Heiwa Real Estate Co., Ltd.	13,000	197,916
Jowa Holdings Co., Ltd.	1,900	65,079
Keihanshin Building Co., Ltd.	36,900	190,765
Kenedix, Inc. *	58,500	254,135
Leopalace21 Corp. *	49,000	222,498
Relo Holdings, Inc.	1,200	69,114
Takara Leben Co., Ltd.	25,600	86,050
TOC Co., Ltd.	26,000	171,212

		1,606,293

Retailing 0.7%
AOKI Holdings, Inc.	5,200	73,085
Arcland Sakamoto Co., Ltd.	13,000	264,740
ASKUL Corp. (c)	8,300	202,799
Bic Camera, Inc.	13,000	95,700
DCM Holdings Co., Ltd.	26,000	177,090
EDION Corp.	24,600	167,312
Geo Holdings Corp.	12,300	100,702
Gulliver International Co., Ltd.	24,600	189,315
Jin Co., Ltd. (c)	3,100	87,475
Matsuya Co., Ltd.	12,300	124,396
The Daiei, Inc. *	24,150	71,445
Tsutsumi Jewelry Co., Ltd.	4,000	89,675
United Arrows Ltd.	11,900	493,567
Xebio Co., Ltd.	13,000	252,602
Yellow Hat Ltd.	13,000	282,756

		2,672,659

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	22,000	167,576
Shindengen Electric Manufacturing Co., Ltd.	9,000	46,528
Tokyo Seimitsu Co., Ltd.	13,000	233,820
Ulvac, Inc. *	12,300	266,926

		714,850

Software & Services 0.6%
Ateam, Inc.	1,000	54,745
Broadleaf Co., Ltd.	5,200	90,512
Dwango Co., Ltd.	3,200	84,069
Fuji Soft, Inc.	12,300	252,540
GMO internet, Inc.	17,600	179,901
GMO Payment Gateway, Inc.	1,500	54,548
Gurunavi, Inc.	4,800	69,114
Ines Corp.	12,300	77,491
Internet Initiative Japan, Inc.	4,800	124,688
IT Holdings Corp.	12,300	208,536
NET One Systems Co., Ltd.	24,600	184,237
Nihon Unisys Ltd.	24,600	213,009
NSD Co., Ltd.	12,300	158,125
SMS Co., Ltd.	2,500	63,001
Transcosmos, Inc.	12,300	248,913

		2,063,429

Technology Hardware & Equipment 1.0%
Ai Holdings Corp.	12,300	211,679
Amano Corp.	13,400	133,282
Canon Electronics, Inc.	13,000	227,942
Daiwabo Holdings Co., Ltd.	130,000	236,375
Eizo Corp.	3,800	98,562
Enplas Corp.	2,000	130,326
Hitachi Kokusai Electric, Inc.	3,000	37,240
Horiba Ltd.	12,800	424,591
Hosiden Corp.	52,000	287,228
Japan Aviation Electronics Industry Ltd.	7,000	130,100

 11

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Japan Cash Machine Co., Ltd. (c)	2,500	45,211
Mitsumi Electric Co., Ltd.	22,800	138,039
Nichicon Corp.	25,500	196,241
Nippon Chemi-Con Corp. *	30,000	89,931
Oki Electric Industry Co., Ltd.	130,000	267,040
Riso Kagaku Corp.	2,600	69,942
Roland DG Corp.	700	25,593
Ryosan Co., Ltd.	13,800	273,437
The Nippon Signal Co., Ltd.	22,800	202,801
Topcon Corp. (c)	14,600	290,436
Wacom Co., Ltd.	46,800	243,326

		3,759,322

Transportation 0.4%
Hamakyorex Co., Ltd.	3,100	88,876
Iino Kaiun Kaisha Ltd.	37,800	191,703
Maruzen Showa Unyu Co., Ltd.	31,000	104,811
Nankai Electric Railway Co., Ltd.	123,000	488,397
Nippon Konpo Unyu Soko Co., Ltd.	13,000	222,065
Nissin Corp.	37,000	107,642
Sankyu, Inc.	35,000	155,831
The Sumitomo Warehouse Co., Ltd.	32,000	158,828

		1,518,153

Utilities 0.0%
Saibu Gas Co., Ltd.	53,000	131,269

		54,255,113

Netherlands 2.0%

Capital Goods 0.6%
Aalberts Industries N.V.	21,695	714,491
Arcadis N.V.	14,680	519,319
Grontmij *	10,302	61,151
Koninklijke BAM Groep N.V.	59,179	309,525
Royal Imtech N.V. *(c)	108,288	169,486
TKH Group N.V.	8,748	307,977

		2,081,949

Commercial & Professional Services 0.0%
USG People N.V.	10,816	171,130

Consumer Durables & Apparel 0.0%
TomTom N.V. *	15,954	118,364

Diversified Financials 0.1%
BinckBank N.V.	22,924	268,109

Food, Beverage & Tobacco 0.3%
Corbion N.V.	19,736	440,318
Nutreco N.V.	16,087	709,912

		1,150,230

Insurance 0.2%
Delta Lloyd N.V.	37,519	912,067

Materials 0.2%
APERAM *	10,516	343,386
Koninklijke Ten Cate N.V.	8,925	254,472

		597,858

Real Estate 0.4%
Eurocommercial Properties N.V.	11,979	577,666
Vastned Retail N.V.	6,231	317,867
Wereldhave N.V.	5,083	453,407

		1,348,940

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. (c)	9,637	401,672

Transportation 0.1%
PostNL N.V. *	102,968	505,256

		7,555,575

New Zealand 0.6%

Energy 0.1%
New Zealand Oil & Gas Ltd.	141,643	93,209
Z Energy Ltd.	46,215	152,648

		245,857

Food, Beverage & Tobacco 0.0%
a2 Milk Co., Ltd. *	82,160	54,414
Synlait Milk Ltd. *	20,540	54,066

		108,480

Health Care Equipment & Services 0.0%
Metlifecare Ltd.	25,675	95,923

Insurance 0.0%
Tower Ltd.	46,092	70,446

Materials 0.1%
Nuplex Industries Ltd.	61,770	183,571

Real Estate 0.1%
Goodman Property Trust	322,108	292,647
Precinct Properties New Zealand Ltd.	133,141	124,355

		417,002

Retailing 0.1%
Kathmandu Holdings Ltd.	48,341	148,177
Trade Me Group Ltd.	61,389	187,652

		335,829

Telecommunication Services 0.0%
Chorus Ltd. (c)	83,187	120,431

Transportation 0.1%
Freightways Ltd.	39,942	172,965
Mainfreight Ltd.	13,312	155,419

		328,384

Utilities 0.1%
Infratil Ltd.	195,797	406,484
Mighty River Power Ltd.	77,025	149,770

		556,254

		2,462,177

Norway 1.9%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	11,300	111,610
Sparebanken 1 SMN	40,748	359,832

		471,442

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	41,134	347,747

Diversified Financials 0.0%
Aker A.S.A., A Shares	3,696	136,740

Energy 0.9%
Archer Ltd. *	55,974	96,046
BW Offshore Ltd.	114,000	157,064
Det Norske Oljeselskap A.S.A. *(c)	22,800	241,607

12

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DNO International A.S.A. *	252,095	914,944
Fred. Olsen Energy A.S.A.	7,084	194,133
Kvaerner A.S.A.	26,208	51,771
Petroleum Geo-Services A.S.A.	49,926	539,085
Prosafe SE	41,962	351,586
TGS Nopec Geophysical Co. A.S.A.	22,866	745,676

		3,291,912

Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	19,971	125,372
Cermaq A.S.A.	16,640	204,744
Marine Harvest A.S.A.	59,918	720,200

		1,050,316

Insurance 0.1%
Storebrand A.S.A. *	95,511	567,614

Real Estate 0.1%
Norwegian Property A.S.A. *	157,157	197,318

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(c)	43,021	227,582
REC Silicon A.S.A. *	438,607	279,164

		506,746

Software & Services 0.1%
Atea A.S.A.	21,617	269,602
Opera Software A.S.A.	13,312	170,258

		439,860

Transportation 0.1%
Golden Ocean Group Ltd. (c)	63,357	115,185
Norwegian Air Shuttle A.S. *	1,809	75,285
Stolt-Nielsen Ltd.	3,081	84,846
Wilh Wilhelmsen A.S.A.	16,965	156,912

		432,228

		7,441,923

Portugal 0.6%

Banks 0.2%
Banco BPI S.A. - Reg’d *	56,485	134,114
Banco Comercial Portugues S.A. - Reg’d *	2,750,750	719,553

		853,667

Capital Goods 0.1%
Mota-Engil SGPS S.A.	14,378	103,983

Food & Staples Retailing 0.1%
Sonae	251,061	440,565

Materials 0.1%
Altri SGPS S.A.	35,749	111,026
Portucel S.A.	49,712	245,900
Semapa-Sociedade de Investimento e Gestao	3,376	47,956

		404,882

Media 0.1%
ZON OPTIMUS, SGPS, S.A.	56,382	383,142

		2,186,239

Republic of Korea 4.5%

Automobiles & Components 0.3%
Hanil E-Hwa Co., Ltd.	5,700	123,476
Kumho Tire Co., Inc. *	34,200	405,626
Nexen Tire Corp.	9,130	136,476
Ssangyong Motor Co. *	20,300	192,215
Sungwoo Hitech Co., Ltd.	6,000	85,866

		943,659

Banks 0.0%
JB Financial Group Co., Ltd.	18,054	132,016

Capital Goods 0.4%
Doosan Engine Co., Ltd. *	10,000	91,060
Hanjin Heavy Industries & Construction Co., Ltd. *	9,500	104,759
iMarketKorea, Inc.	6,000	205,254
Korea Aerospace Industries Ltd.	10,000	312,684
Korea Electric Terminal Co., Ltd.	2,000	84,101
LG International Corp.	9,293	248,220
LS Industrial Systems Co., Ltd.	3,426	216,602
S&T Dynamics Co., Ltd.	3,200	34,189
Sung Kwang Bend Co., Ltd.	3,300	67,119
Taewoong Co., Ltd. *	2,500	53,911
TK Corp. *	3,501	57,481

		1,475,380

Commercial & Professional Services 0.1%
KEPCO Plant Service & Engineer Co., Ltd.	2,850	181,303

Consumer Durables & Apparel 0.3%
Fila Korea Ltd.	1,500	131,004
Handsome Co., Ltd.	2,000	52,441
Hanssem Co., Ltd.	5,000	434,228
LF Corp.	5,800	155,205
Youngone Corp.	6,060	268,785
Youngone Holdings Co., Ltd.	1,780	136,091

		1,177,754

Consumer Services 0.4%
Grand Korea Leisure Co., Ltd.	2,500	100,838
Hana Tour Service, Inc.	2,970	188,354
Hotel Shilla Co., Ltd.	7,420	672,760
MegaStudy Co., Ltd.	600	39,287
Paradise Co., Ltd.	11,400	420,153

		1,421,392

Diversified Financials 0.2%
Hankook Tire Worldwide Co., Ltd.	5,650	129,315
KIWOOM Securities Co., Ltd.	2,840	115,248
Macquarie Korea Infrastructure Fund	88,740	554,082

		798,645

Energy 0.0%
SK Gas Ltd.	1,463	141,396

Food & Staples Retailing 0.1%
Dongsuh Co., Inc.	12,099	194,495
GS Retail Co., Ltd.	4,520	101,901

		296,396

Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	960	79,043
Daesang Corp.	7,130	330,572
Lotte Food Co., Ltd.	160	119,349
Maeil Dairy Industry Co., Ltd.	2,000	64,987
Namyang Dairy Products Co., Ltd.	80	72,848
Ottogi Corp.	763	330,943

 13

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Samyang Holdings Corp.	1,310	92,966

		1,090,708

Health Care Equipment & Services 0.1%
Chabio & Diostech Co., Ltd. *(a)	4,647	73,791
Medipost Co., Ltd. *	1,901	119,814

		193,605

Household & Personal Products 0.0%
Cosmax BTI, Inc.	763	36,385
Cosmax, Inc. *	1,496	120,536

		156,921

Insurance 0.2%
Korean Reinsurance Co.	24,174	236,954
LIG Insurance Co., Ltd.	10,300	286,223
Meritz Fire & Marine Insurance Co., Ltd.	17,092	213,608

		736,785

Materials 0.5%
Foosung Co., Ltd. *	20,000	64,105
Hanil Cement Co., Ltd.	1,330	147,314
Hansol Paper Co.	7,690	87,815
Huchems Fine Chemical Corp.	4,000	93,707
Kolon Industries, Inc.	2,920	198,922
OCI Materials Co., Ltd.	2,000	71,162
Poongsan Corp.	5,250	139,973
Seah Besteel Corp.	5,000	138,453
SK Chemicals Co., Ltd.	5,070	299,668
Soulbrain Co., Ltd.	1,540	52,833
Ssangyong Cement Industrial Co., Ltd. *	7,030	68,908
Taekwang Industrial Co., Ltd.	240	300,647
Young Poong Corp.	186	227,532

		1,891,039

Media 0.2%
CJ CGV Co., Ltd.	4,500	204,225
CJ E&M Corp. *	5,700	241,364
KT Skylife Co., Ltd.	2,500	56,239
SM Entertainment Co. *	5,350	230,477
YG Entertainment, Inc.	756	32,976

		765,281

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Chong Kun Dang Pharmaceutical Corp.	3,444	236,307
Daewoong Pharmaceutical Co., Ltd.	1,946	111,968
Dong-A Socio Holdings Co., Ltd.	1,113	136,916
Dong-A ST Co., Ltd.	1,254	121,811
Green Cross Corp.	1,070	129,004
Hanmi Pharm Co., Ltd. *	966	98,475
Ilyang Pharmaceutical Co., Ltd.	1,500	37,493
LG Life Sciences Ltd. *	3,920	129,680
Medy-Tox, Inc.	808	104,544
Seegene, Inc. *	1,250	68,981
ViroMed Co., Ltd. *	1,507	72,972

		1,248,151

Retailing 0.3%
CJ O Shopping Co., Ltd.	618	218,681
GS Home Shopping, Inc.	705	166,472
Hyundai Greenfood Co. Ltd.	13,170	217,521
Hyundai Home Shopping Network Corp.	1,540	230,200
Interpark Corp.	7,700	86,419
Kolao Holdings	6,780	167,805
LOTTE Himart Co., Ltd.	2,000	132,131

		1,219,229

Semiconductors & Semiconductor Equipment 0.3%
Duksan Hi-Metal Co., Ltd. *	3,430	55,475
Eo Technics Co., Ltd.	4,000	270,535
Hansol Technics Co., Ltd. *	1,340	28,043
Iljin Display Co., Ltd.	3,430	36,647
Lumens Co., Ltd. *	15,000	173,495
Seoul Semiconductor Co., Ltd.	9,780	370,033
Wonik IPS Co., Ltd. *	9,800	111,429

		1,045,657

Software & Services 0.1%
Ahnlab, Inc.	1,335	64,185
Daou Technology, Inc.	4,100	49,432
Gamevil, Inc. *	1,891	122,706
Hancom, Inc.	5,000	124,240

		360,563

Technology Hardware & Equipment 0.2%
Chadiostech Co., Ltd. *(a)	1,752	27,836
Daeduck Electronics Co.	9,350	67,087
Daeduck GDS Co., Ltd.	3,200	45,795
Humax Co., Ltd.	9,800	115,271
LG Innotek Co., Ltd. *	2,750	343,682
Partron Co., Ltd.	11,480	136,158
SFA Engineering Corp.	3,081	125,330
Sindoh Co., Ltd.	750	49,770

		910,929

Telecommunication Services 0.0%
SK Broadband Co., Ltd. *	46,851	168,079

Transportation 0.1%
Asiana Airlines, Inc. *	23,700	112,437
Hanjin Transportation Co., Ltd.	3,950	133,383
Pan Ocean Co., Ltd. *	19,950	61,598

		307,418

Utilities 0.1%
E1 Corp.	1,395	95,853
Samchully Co., Ltd.	1,305	190,595

		286,448

		16,948,754

Singapore 2.2%

Capital Goods 0.1%
Tat Hong Holdings Ltd. (c)	130,000	86,069
United Engineers Ltd.	28,000	52,933
Vard Holdings Ltd. *	130,000	110,956
Yoma Strategic Holdings Ltd. (c)	209,813	135,563

		385,521

Commercial & Professional Services 0.0%
United Envirotech Ltd.	81,000	83,672

Consumer Services 0.1%
GuocoLeisure Ltd. (c)	246,000	226,642

14

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Raffles Education Corp., Ltd. *	492,000	125,586

		352,228

Diversified Financials 0.1%
ARA Asset Management Ltd.	100,000	140,390

Energy 0.2%
Ezion Holdings Ltd. (c)	198,400	348,167
Ezra Holdings Ltd.	276,000	238,870
Swiber Holdings Ltd.	246,000	112,831

		699,868

Food, Beverage & Tobacco 0.1%
First Resources Ltd.	123,000	246,265
GMG Global Ltd.	2,512,000	178,334
Super Group Ltd. (c)	80,000	94,444

		519,043

Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. (c)	260,000	197,025
Raffles Medical Group Ltd.	130,000	380,569
Religare Health Trust	130,000	88,142

		665,736

Materials 0.0%
Midas Holdings Ltd. (c)	260,000	94,364

Media 0.0%
Asian Pay Television Trust	96,000	58,198

Real Estate 1.2%
AIMS AMP Capital Industrial REIT	123,000	142,265
Ascendas India Trust	130,000	81,921
Ascott Residence Trust	130,000	127,548
Cache Logistics Trust	123,000	118,717
Cambridge Industrial Trust	123,000	76,038
CDL Hospitality Trusts	246,000	340,454
Far East Hospitality Trust	123,000	87,321
Frasers Centrepoint Trust	130,000	198,580
Frasers Commercial Trust	246,000	266,869
Ho Bee Land Ltd.	123,000	218,793
Keppel REIT Management Ltd.	369,000	384,114
Lippo Malls Indonesia Retail Trust	390,000	125,992
Mapletree Commercial Trust	369,000	395,888
Mapletree Greater China Commercial Trust	369,000	263,435
Mapletree Industrial Trust	369,000	423,850
Mapletree Logistics Trust	624,000	589,830
Parkway Life Real Estate Investment Trust	130,000	245,762
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (c)	130,000	109,919
Starhill Global REIT	390,000	259,762
Ying Li International Real Estate Ltd. *	246,000	59,849

		4,516,907

Software & Services 0.0%
CSE Global Ltd. (c)	130,000	57,552

Transportation 0.1%
SATS Ltd.	150,000	373,310

Utilities 0.1%
CitySpring Infrastructure Trust	369,000	144,227
Hyflux Ltd. (c)	123,000	116,264

		260,491

		8,207,280

Spain 1.9%

Automobiles & Components 0.0%
Cie Automotive S.A.	5,700	74,163

Capital Goods 0.6%
Abengoa S.A.	135,660	646,977
Construcciones y Auxiliar de Ferrocarriles S.A.	799	373,419
Fomento de Construcciones y Contratas S.A. *	5,213	112,321
Gamesa Corp. Tecnologica S.A. *	40,878	478,761
Obrascon Huarte Lain S.A.	9,514	414,721
Sacyr S.A. *	38,623	262,039

		2,288,238

Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	45,228	325,860

Consumer Services 0.1%
Melia Hotels International S.A. (c)	13,839	177,226
NH Hoteles S.A. *	30,762	186,585

		363,811

Diversified Financials 0.2%
Bolsas y Mercados Espanoles S.A.	13,312	608,524

Energy 0.1%
Tecnicas Reunidas S.A.	5,880	366,155

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	22,258	505,697
Viscofan S.A.	7,790	447,357

		953,054

Insurance 0.1%
Grupo Catalana Occidente S.A.	14,632	552,063

Materials 0.1%
Ence Energia y Celulosa S.A. *	68,295	197,101

Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A. *	19,836	312,356
Promotora de Informaciones S.A., Class A *(c)	100,811	49,247

		361,603

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A. *	15,824	256,089
Faes Farma S.A.	53,257	158,788
Zeltia S.A. *	53,115	202,938

		617,815

Software & Services 0.1%
Indra Sistemas S.A.	22,800	411,297

Telecommunication Services 0.0%
Let’s GOWEX S.A. (c)	5,315	146,140

		7,265,824

 15

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 3.6%

Capital Goods 0.9%
Concentric AB	4,000	59,434
Haldex AB	6,718	84,985
Indutrade AB	2,280	102,400
Lindab International AB *	15,687	187,524
NCC AB, B Shares	20,768	728,778
Nibe Industrier AB	7,866	228,219
Peab AB	56,219	448,173
Saab AB, Class B	4,929	141,309
Trelleborg AB, B Shares	59,811	1,307,305

		3,288,127

Commercial & Professional Services 0.2%
Intrum Justitia AB	6,656	207,561
Loomis AB, B Shares	21,932	617,276

		824,837

Consumer Durables & Apparel 0.1%
JM AB	13,312	490,254
Nobia AB	8,088	71,742

		561,996

Consumer Services 0.2%
Betsson AB *	9,444	326,596
Betsson AB, Redemption Shares *	9,444	12,936
Rezidor Hotel Group AB *	49,242	314,780

		654,312

Diversified Financials 0.3%
Avanza Bank Holding AB	10,026	395,504
Investment AB Oresund *	9,298	214,365
L E Lundbergforetagen AB, B Shares	7,349	363,176

		973,045

Food & Staples Retailing 0.2%
Axfood AB	6,800	371,574
ICA Gruppen AB	14,204	475,685

		847,259

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	7,559	496,789

Materials 0.3%
BillerudKorsnas AB	31,961	480,872
Hexpol AB	4,383	419,947
SSAB AB, A Shares *(c)	26,193	251,354
SSAB AB, B Shares *(c)	8,987	75,411

		1,227,584

Media 0.0%
Eniro AB *	19,886	158,232

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Meda AB, A Shares	47,656	835,444
Swedish Orphan Biovitrum AB *	28,878	368,989

		1,204,433

Real Estate 0.8%
Castellum AB	45,464	783,404
Fabege AB	40,855	577,990
Fastighets AB Balder, B Shares *	10,473	137,974
Hufvudstaden AB, A Shares	33,295	481,254
Kungsleden AB	32,781	256,420
Wallenstam AB, B Shares	26,627	458,419
Wihlborgs Fastigheter AB	16,543	317,006

		3,012,467

Retailing 0.1%
CDON Group AB *(c)	15,468	65,997
KappAhl AB *	7,574	44,221
Mekonomen AB	5,577	154,877

		265,095

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	9,294	266,867

Transportation 0.0%
SAS AB *	28,038	53,308

		13,834,351

Switzerland 3.4%

Automobiles & Components 0.1%
Autoneum Holding AG *	1,000	206,052

Banks 0.2%
Basler Kantonalbank	1,379	108,059
St. Galler Kantonalbank AG - Reg’d	432	172,036
Valiant Holding AG - Reg’d	4,243	454,463

		734,558

Capital Goods 0.9%
AFG Arbonia-Forster Holding AG - Reg’d *	2,463	78,385
Belimo Holding AG - Reg’d	106	285,291
Bucher Industries AG - Reg’d	1,439	476,876
Burckhardt Compression Holding AG	260	131,680
Georg Fischer AG - Reg’d *	1,147	866,072
Huber & Suhner AG - Reg’d	5,461	289,559
Meyer Burger Technology AG *	16,927	233,848
OC Oerlikon Corp. AG - Reg’d *	40,579	621,883
Rieter Holding AG - Reg’d *	1,513	348,483
Schweiter Technologies AG	284	202,846

		3,534,923

Commercial & Professional Services 0.1%
Gategroup Holding AG *	3,328	89,719
Kaba Holding AG, B Shares - Reg’d *	778	364,436

		454,155

Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd. *(a)(b)	884,000	—
Forbo Holding AG - Reg’d *	459	465,957

		465,957

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	807	351,164

Diversified Financials 0.1%
Vontobel Holding AG - Reg’d	10,286	380,281

Food, Beverage & Tobacco 0.1%
Emmi AG *	520	183,959

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	21,234	317,103
Straumann Holding AG - Reg’d	529	117,700

		434,803

Insurance 0.2%
Helvetia Holding AG - Reg’d	1,391	664,030

16

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Schmolz + Bickenbach AG - Reg’d *	232,667	387,800

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Basilea Pharmaceutica *	497	60,488
Tecan Group AG - Reg’d	2,724	325,436

		385,924

Real Estate 0.2%
Allreal Holding AG - Reg’d *	2,550	349,147
Mobimo Holding AG - Reg’d *	1,856	391,983

		741,130

Retailing 0.3%
Dufry AG - Reg’d *	5,970	988,377
Valora Holding AG - Reg’d *	807	216,837

		1,205,214

Semiconductors & Semiconductor Equipment 0.1%
ams AG	2,394	393,131

Software & Services 0.1%
Temenos Group AG - Reg’d *	12,925	467,003

Technology Hardware & Equipment 0.1%
Kudelski S.A.	5,682	96,294
Logitech International S.A. - Reg’d	26,717	351,166

		447,460

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	747	466,692
Panalpina Welttransport Holding AG - Reg’d	4,155	677,666

		1,144,358

Utilities 0.1%
Alpiq Holding AG *	497	58,376
BKW AG	4,233	146,790

		205,166

		12,787,068

United Kingdom 20.6%

Banks 0.2%
Paragon Group of Cos. plc	92,697	584,159

Capital Goods 2.8%
Balfour Beatty plc	145,840	577,559
Bodycote plc	48,224	603,429
Carillion plc	104,402	620,271
Chemring Group plc	33,883	127,592
DCC plc	19,533	1,150,006
Diploma plc	17,100	187,585
Fenner plc	46,042	270,300
Galliford Try plc	18,486	350,385
Grafton Group plc	53,437	511,802
Interserve plc	36,273	393,347
Keller Group plc	13,312	213,018
Kentz Corp., Ltd.	16,439	200,463
Kier Group plc	9,298	264,820
Morgan Advanced Materials plc	65,233	371,148
Morgan Sindall Group plc	12,324	168,164
Qinetiq Group plc	164,097	575,269
Rotork plc	19,467	849,958
Senior plc	113,357	563,193
SIG plc	166,220	549,254
Speedy Hire plc	60,715	56,267
Spirax-Sarco Engineering plc	17,924	859,554
Ultra Electronics Holdings plc	16,778	520,638
Vesuvius plc	71,126	546,648

		10,530,670

Commercial & Professional Services 1.2%
Berendsen plc	39,085	651,659
Cape plc	19,124	97,436
De La Rue plc	28,394	409,114
Hays plc	228,000	578,243
HomeServe plc	70,045	396,881
Michael Page International plc	66,340	510,421
Mitie Group plc	88,513	497,811
Regus plc	161,924	522,565
RPS Group plc	54,505	265,953
Shanks Group plc	93,199	167,270
WS Atkins plc	28,779	633,818

		4,731,171

Consumer Durables & Apparel 0.5%
Bellway plc	32,815	759,584
Bovis Homes Group plc	32,869	418,183
Crest Nicholson Holdings plc	12,324	69,539
Redrow plc	88,025	396,142
Ted Baker plc	2,314	74,445

		1,717,893

Consumer Services 1.5%
888 Holdings plc	14,669	30,904
Betfair Group plc	13,312	221,503
Bwin.Party Digital Entertainment plc	186,401	373,629
Dignity plc	16,531	390,969
Domino’s Pizza Group plc	38,401	362,317
Enterprise Inns plc *	100,622	229,201
Greene King plc	49,011	702,884
J.D. Wetherspoon plc	25,476	343,139
Ladbrokes plc	139,083	356,002
Marston’s plc	112,323	284,492
Millennium & Copthorne Hotels plc	31,452	301,765
Mitchells & Butlers plc *	67,574	476,957
Spirit Pub Co. plc	78,383	105,838
The Restaurant Group plc	54,472	546,385
Thomas Cook Group plc *	304,536	837,735

		5,563,720

Diversified Financials 1.8%
Brewin Dolphin Holdings plc	17,432	93,216
Close Brothers Group plc	34,777	774,082
Henderson Group plc	169,762	710,453
IG Group Holdings plc	81,096	818,199
Intermediate Capital Group plc	99,536	698,047
International Personal Finance plc	60,906	622,159
Jupiter Fund Management plc	66,569	448,090
Man Group plc	311,630	524,281
Provident Financial plc	30,714	1,077,760
Rathbone Brothers plc	10,853	375,191
SVG Capital plc *	42,468	309,867
Tullett Prebon plc	62,866	305,589

		6,756,934

Energy 1.1%
Afren plc *	247,393	633,237
Asia Resource Minerals plc *	15,113	50,256

 17

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cairn Energy plc *	83,519	276,539
EnQuest plc *	168,680	398,090
Genel Energy plc *	28,500	505,294
Heritage Oil plc *	46,186	246,200
Hunting plc	38,716	532,511
Lamprell plc *	38,022	105,709
Ophir Energy plc *	95,398	411,241
Premier Oil plc	115,894	684,270
Salamander Energy plc *	66,257	164,759
SOCO International plc *	49,980	352,103

		4,360,209

Food & Staples Retailing 0.2%
Booker Group plc	284,338	679,155
Greggs plc	28,087	245,923

		925,078

Food, Beverage & Tobacco 0.5%
Britvic plc	63,173	791,016
Cranswick plc	16,021	340,210
Dairy Crest Group plc	44,025	344,858
Devro plc	56,649	244,202
Greencore Group plc	41,874	204,672
Premier Foods plc *	100,491	99,450

		2,024,408

Health Care Equipment & Services 0.2%
NMC Health plc	7,555	61,461
Synergy Health plc	11,400	242,464
UDG Healthcare plc	54,444	314,147

		618,072

Insurance 1.1%
Amlin plc	109,744	865,173
Beazley plc	136,578	560,352
Catlin Group Ltd.	73,733	647,445
esure Group plc	49,296	219,947
Hiscox Ltd.	76,271	870,586
Jardine Lloyd Thompson Group plc	23,211	403,735
Lancashire Holdings Ltd.	42,974	467,815
Partnership Assurance Group plc	12,225	26,780
Phoenix Group Holdings	25,638	279,526

		4,341,359

Materials 1.3%
African Barrick Gold plc	22,392	81,504
Alent plc	64,964	353,055
Centamin plc *	272,569	278,203
DS Smith plc	226,308	1,205,224
Elementis plc	103,836	498,125
Essentra plc	54,778	725,408
Evraz plc *	90,619	159,296
Hochschild Mining plc *	28,446	70,736
Kazakhmys plc *	53,475	248,010
Kenmare Resources plc *	443,075	76,177
Petra Diamonds Ltd. *	70,680	184,590
RPC Group plc	33,283	339,988
Synthomer plc	51,300	225,532
Victrex plc	19,231	582,241

		5,028,089

Media 0.5%
Cineworld Group plc	39,900	229,892
Entertainment One Ltd. *	13,322	66,389
ITE Group plc	58,583	229,938
Rightmove plc	21,274	817,877
UBM plc	46,598	526,416

		1,870,512

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	87,037	870,840
Dechra Pharmaceuticals plc	19,971	232,814
Genus plc	15,475	277,740
Hikma Pharmaceuticals plc	32,686	934,782

		2,316,176

Real Estate 1.6%
Big Yellow Group plc	48,079	402,904
Capital & Counties Properties plc	155,687	882,398
Countrywide plc	17,446	159,191
Derwent London plc	21,468	985,577
Development Securities plc	21,081	83,715
Foxtons Group plc	26,702	147,758
Grainger plc	101,978	371,185
Great Portland Estates plc	78,749	859,904
Hansteen Holdings plc	123,243	223,260
Helical Bar plc	40,947	274,730
Londonmetric Property plc	145,587	354,091
Savills plc	42,016	447,520
Shaftesbury plc	52,968	595,712
The Unite Group plc	54,763	387,452

		6,175,397

Retailing 1.8%
Carphone Warehouse Group plc	51,300	275,354
Darty plc	128,543	185,965
Debenhams plc	270,132	345,040
Dixons Retail plc *	846,523	688,660
Dunelm Group plc	19,971	306,510
Halfords Group plc	57,135	466,623
Home Retail Group plc	194,018	613,122
Howden Joinery Group plc	153,444	821,813
Inchcape plc	102,500	1,069,395
Mothercare plc *	18,653	57,100
N Brown Group plc	71,668	563,796
Ocado Group plc *	97,573	632,890
SuperGroup plc *	7,609	148,816
WH Smith plc	31,947	554,619

		6,729,703

Semiconductors & Semiconductor Equipment 0.1%
CSR plc	39,459	392,487

Software & Services 0.7%
Aveva Group plc	14,111	529,951
Computacenter plc	23,954	245,897
Fidessa Group plc	10,113	392,695
Micro Focus International plc	34,964	491,168
Moneysupermarket.com Group plc	61,620	182,945
Playtech plc	24,648	282,375
SDL plc *	13,312	72,122
Telecity Group plc	37,264	444,409
Xchanging plc	29,732	75,181

		2,716,743

Technology Hardware & Equipment 1.2%
Domino Printing Sciences plc	22,699	296,408
Electrocomponents plc	105,643	506,970
Halma plc	73,228	727,148
Laird plc	74,647	376,003

18

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oxford Instruments plc	14,770	324,298
Pace plc	67,853	427,028
Premier Farnell plc	94,510	338,454
Renishaw plc	6,656	189,572
Spectris plc	21,577	830,973
Spirent Communications plc	159,792	280,089
Xaar plc	12,260	177,676

		4,474,619

Telecommunication Services 0.4%
Cable & Wireless Communications plc	318,373	283,032
Colt Group S.A. *	123,837	290,806
Kcom Group plc	119,829	186,423
TalkTalk Telecom Group plc	133,141	716,424

		1,476,685

Transportation 0.9%
BBA Aviation plc	113,170	594,535
Firstgroup plc *	298,633	701,778
Go-Ahead Group plc	12,827	473,339
National Express Group plc	118,762	552,198
Northgate plc	20,520	179,668
Stagecoach Group plc	104,256	681,484
Stobart Group Ltd. (c)	136,617	342,013

		3,525,015

Utilities 0.4%
APR Energy plc (c)	16,781	224,618
Pennon Group plc	76,197	1,002,024
Telecom Plus plc	5,920	151,729

		1,378,371

		78,237,470

Total Common Stock
(Cost $313,634,156)		375,606,234

Other Investment Companies 0.4% of net assets

Australia 0.0%
Platinum Capital Ltd.	49,882	81,244

Switzerland 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg’d *	3,374	562,365

United Kingdom 0.1%

Real Estate 0.1%
F&C Commercial Property Trust Ltd.	141,435	288,479

United States 0.1%

Equity Fund 0.1%
iShares MSCI EAFE Small - Cap ETF	4,500	236,880

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	182,942	182,942

		419,822

Total Other Investment Companies
(Cost $1,039,147)		1,351,910

Preferred Stock 0.3% of net assets

Germany 0.2%

Capital Goods 0.1%
Jungheinrich AG	3,770	273,680

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	1,368	142,467
Sartorius AG	1,596	193,826

		336,293

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	1,303	160,021

		769,994

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	73,944	417,727

Total Preferred Stock
(Cost $898,834)		1,187,721

Rights 0.0% of net assets

Italy 0.0%

Banks 0.0%
Credito Valtellinese Scarl *	120,966	82,532

Total Rights
(Cost $57,573)		82,532

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.05%, 06/19/14 (e)	8,500	8,500

Total Short-Term Investment
(Cost $8,500)		8,500

End of Investments

 19

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.5% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	9,652,441	9,652,441

Total Collateral Invested for Securities on Loan
(Cost $9,652,441)		9,652,441

End of Collateral Invested for Securities on Loan

At 05/31/14, the tax basis cost of the fund’s investments was $315,648,607 and the unrealized appreciation and depreciation were $78,286,339 and ($15,698,049), respectively, with a net unrealized appreciation of $62,588,290.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $132,932 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $9,189,389. Non-Cash Collateral received for securities on loan amounted to $127,837.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and

20

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 21

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$339,812,655	$—	$—	$339,812,655
Australia[1]	15,571,500	—	—	15,571,500
Energy	1,023,544	—	132,932	1,156,476
Materials	1,981,793	—	135,056	2,116,849
Republic of Korea[1]	15,844,220	—	—	15,844,220
Health Care Equipment & Services	119,814	—	73,791	193,605
Technology Hardware & Equipment	883,093	—	27,836	910,929
Other Investment Companies[1]	1,351,910	—	—	1,351,910
Preferred Stock[1]	1,187,721	—	—	1,187,721
Rights[1]	82,532	—	—	82,532
Short-Term Investment[1]	—	8,500	—	8,500

Total	$377,858,782	$8,500	$369,615	$378,236,897

Other Financial Instruments
Collateral Invested for Securities on Loan	$9,652,441	$—	$—	$9,652,441

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$—	($52,251)	($60,876)	$121,112	($71,050)	$331,053	$—	$267,988
Republic of Korea	—	—	44,952	6,372	(6,372)	56,675	—	101,627
Rights
Australia	13,988	8,461	(13,988)	—	(8,461)	—	—	—

Total	$13,988	($43,790)	($29,912)	$127,484	($85,883)	$387,728	$—	$369,615

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into Level 3 from Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2014.

REG56691MAY14

22

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.1%		Common Stock	975,907,142	1,027,593,116
0.4%		Other Investment Companies	3,996,479	4,003,969
5.5%		Preferred Stock	69,820,667	60,176,219
0.0%		Rights	—	—
0.0%		Warrants	—	28,938

100.0%		Total Investments	1,049,724,288	1,091,802,242
1.2%		Collateral Invested for Securities on Loan	13,223,563	13,223,563
(1	.2)%	Other Assets and Liabilities, Net		(13,740,770)

100.0%		Net Assets		1,091,285,035

	Number	Value
Security	of Shares	($)

Common Stock 94.1% of net assets

Brazil 7.6%

Banks 0.7%
Banco Bradesco S.A.	162,555	2,316,158
Banco do Brasil S.A.	259,852	2,637,850
Banco Santander Brasil S.A.	295,632	1,984,894
Itau Unibanco Holding S.A.	81,410	1,173,759

		8,112,661

Capital Goods 0.3%
Embraer S.A.	232,579	2,114,213
WEG S.A.	97,261	1,127,821

		3,242,034

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	70,404	414,944
MRV Engenharia e Participacoes S.A.	103,920	318,286

		733,230

Consumer Services 0.2%
Anhanguera Educacional Participacoes S.A.	129,900	932,387
Kroton Educacional S.A.	74,344	1,884,908

		2,817,295

Diversified Financials 0.4%
BM&FBovespa S.A.	619,945	3,034,705
CETIP S.A. - Mercados Organizados	45,478	587,572
Grupo BTG Pactual	86,662	1,313,617

		4,935,894

Energy 1.1%
Cosan S.A. Industria e Comercio	43,300	726,605
Petroleo Brasileiro S.A.	1,169,100	8,203,845
Ultrapar Participacoes S.A. ADR	129,900	3,135,786

		12,066,236

Food & Staples Retailing 0.1%
Raia Drogasil S.A.	86,600	733,555

Food, Beverage & Tobacco 1.7%
AMBEV S.A. ADR	1,505,108	10,595,960
BRF S.A. ADR	278,419	6,008,282
JBS S.A.	181,860	608,078
M Dias Branco S.A.	10,900	468,403
Souza Cruz S.A.	129,900	1,329,086

		19,009,809

Household & Personal Products 0.2%
Hypermarcas S.A. *	86,483	698,249
Natura Cosmeticos S.A.	66,295	1,141,147

		1,839,396

Insurance 0.3%
BB Seguridade Participacoes S.A.	180,781	2,296,988
Porto Seguro S.A.	34,640	481,675
Sul America S.A.	42,022	323,729

		3,102,392

Materials 0.7%
Companhia Siderurgica Nacional S.A.	216,589	829,451
Duratex S.A.	124,847	513,180
Fibria Celulose S.A. ADR *(a)	43,300	408,319
Vale S.A.	433,000	5,482,357

		7,233,307

Real Estate 0.2%
BR Malls Participacoes S.A.	135,176	1,115,493
BR Properties S.A.	86,600	691,086
Multiplan Empreendimentos Imobiliarios S.A.	21,650	463,877

		2,270,456

Retailing 0.2%
Cia Hering	43,300	419,863
Lojas Americanas S.A.	48,302	244,412
Lojas Renner S.A.	43,300	1,307,079

		1,971,354

Software & Services 0.5%
Cielo S.A.	251,140	4,481,904
Totvs S.A.	43,300	754,017

		5,235,921

Telecommunication Services 0.2%
Tim Participacoes S.A.	346,478	1,878,323

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.4%
All America Latina Logistica S.A.	261,532	944,433
CCR S.A.	346,400	2,713,380
Localiza Rent a Car S.A.	34,930	552,825

		4,210,638

Utilities 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	103,920	1,009,062
CPFL Energia S.A. ADR	42,867	688,873
EDP - Energias do Brasil S.A.	129,900	543,796
Tractebel Energia S.A.	86,600	1,281,790
Transmissora Alianca de Energia Eletrica S.A.	43,300	374,499

		3,898,020

		83,290,521

Chile 1.7%

Banks 0.4%
Banco de Chile ADR	12,124	973,800
Banco de Credito e Inversiones	8,809	505,925
Banco Santander Chile ADR	58,471	1,467,622
Corpbanca S.A.	64,006,592	762,586
Sociedad Matriz Banco de Chile S.A., B Shares	1,678,460	542,284

		4,252,217

Energy 0.2%
Empresas COPEC S.A.	131,632	1,749,487

Food & Staples Retailing 0.1%
Cencosud S.A.	332,181	1,171,443

Food, Beverage & Tobacco 0.0%
Cia Cervecerias Unidas S.A.	32,475	383,382

Materials 0.2%
CAP S.A.	29,444	423,286
Empresas CMPC S.A.	414,814	904,032
Sociedad Quimica y Minera de Chile S.A. ADR	30,310	916,574

		2,243,892

Retailing 0.1%
S.A.C.I. Falabella	159,777	1,491,424

Telecommunication Services 0.0%
ENTEL Chile S.A.	29,011	364,378

Transportation 0.2%
Latam Airlines Group S.A. ADR *	122,539	1,769,463

Utilities 0.5%
Colbun S.A.	3,967,579	981,993
Empresa Nacional de Electricidad S.A. ADR	44,599	1,966,370
Enersis S.A. ADR	126,057	2,042,123

		4,990,486

		18,416,172

China 0.2%

Automobiles & Components 0.0%
Chongqing Changan Automobile Co., Ltd., B Shares	303,100	543,418

Energy 0.1%
Inner Mongolia Yitai Coal Co., Ltd., B Shares	606,200	771,086

Real Estate 0.1%
China Vanke Co., Ltd., B Shares	710,100	1,117,409

		2,431,913

Colombia 1.0%

Banks 0.2%
Bancolombia S.A. ADR (a)	34,640	1,930,487

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	52,463	1,028,767
Grupo de Inversiones Suramericana S.A.	57,589	1,159,561

		2,188,328

Energy 0.3%
Ecopetrol S.A. ADR (a)	80,487	2,938,581

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	84,002	1,346,929

Materials 0.1%
Cementos Argos S.A.	130,333	740,003
Cemex Latam Holdings S.A. *	48,496	444,639

		1,184,642

Utilities 0.1%
Interconexion Electrica S.A. ESP	122,972	581,841
Isagen S.A. ESP	423,041	638,292

		1,220,133

		10,809,100

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	4,763	1,098,097

Telecommunication Services 0.1%
Telefonica Czech Republic A/S	46,593	675,356

Utilities 0.1%
CEZ A/S	56,723	1,660,703

		3,434,156

Egypt 0.3%

Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg’d	382,339	1,835,227

Telecommunication Services 0.1%
Global Telecom Holding GDR *	386,681	1,419,120
Orascom Telecom Media & Technology Holding SAE GDR *(b)(d)	176,826	157,039

		1,576,159

		3,411,386

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Hong Kong 20.3%

Automobiles & Components 0.6%
Brilliance China Automotive Holdings Ltd.	1,022,000	1,695,215
Byd Co., Ltd., H Shares *(a)	117,500	575,910
Dongfeng Motor Group Co., Ltd., H Shares	936,000	1,436,666
Geely Automobile Holdings Ltd.	1,005,000	375,921
Great Wall Motor Co., Ltd., H Shares	373,000	1,529,921
Guangzhou Automobile Group Co., Ltd., H Shares	867,662	914,336

		6,527,969

Banks 5.0%
Agricultural Bank of China Ltd., H Shares	6,928,000	3,091,840
Bank of China Ltd., H Shares	23,382,000	11,128,613
Bank of Communications Co., Ltd., H Shares	3,610,200	2,416,750
China CITIC Bank Corp., Ltd., H Shares	3,526,800	2,051,589
China Construction Bank Corp., H Shares	22,949,000	16,842,597
China Merchants Bank Co., Ltd., H Shares	1,412,359	2,601,395
China Minsheng Banking Corp., Ltd., H Shares	1,840,600	1,889,755
Chongqing Rural Commercial Bank, H Shares *	577,000	266,435
Huishang Bank Corp., Ltd., H Shares *	433,000	194,357
Industrial & Commercial Bank of China Ltd., H Shares	21,650,336	14,074,345

		54,557,676

Capital Goods 1.0%
AviChina Industry & Technology Co., Ltd., H Shares	982,000	530,712
Beijing Enterprises Holdings Ltd.	216,500	1,850,022
China Communications Construction Co., Ltd., H Shares	1,732,000	1,157,206
China International Marine Containers Group Co., Ltd., H Shares	303,100	538,726
China Railway Construction Corp., Ltd., H Shares	649,500	549,561
China Railway Group Ltd., H Shares	1,217,000	566,671
CITIC Pacific Ltd. (a)	558,000	974,509
CSR Corp., Ltd., H Shares	894,000	661,885
Haitian International Holdings Ltd.	180,000	394,689
Shanghai Electric Group Co., Ltd., H Shares	866,000	312,758
Shanghai Industrial Holdings Ltd.	315,000	973,081
Sinopec Engineering Group Co., Ltd., H shares	433,000	499,296
Weichai Power Co., Ltd., H Shares	197,000	735,610
Zhuzhou CSR Times Electric Co., Ltd., H Shares	154,000	452,886
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	519,700	345,888

		10,543,500

Commercial & Professional Services 0.1%
China Everbright International Ltd.	866,000	1,102,473

Consumer Durables & Apparel 0.2%
ANTA Sports Products Ltd.	433,000	636,687
Haier Electronics Group Co., Ltd.	329,000	769,779
Li Ning Co., Ltd. *(a)	433,000	304,940
Shenzhou International Group Holdings Ltd. (a)	126,000	439,613

		2,151,019

Diversified Financials 0.2%
China Cinda Asset Management Co., Ltd., H Shares *(a)	1,217,000	580,798
CITIC Securities Co., Ltd., H Shares	366,500	790,394
Far East Horizon Ltd.	511,000	347,348
Haitong Securities Co., Ltd., H Shares	642,800	960,102

		2,678,642

Energy 2.8%
China Coal Energy Co., Ltd., H Shares (a)	1,471,000	838,625
China Oilfield Services Ltd., H Shares	652,000	1,607,935
China Petroleum & Chemical Corp., H Shares	7,862,000	7,128,881
China Shenhua Energy Co., Ltd., H Shares	931,000	2,551,771
CNOOC Ltd.	4,930,000	8,457,297
Kunlun Energy Co., Ltd.	866,000	1,411,881
PetroChina Co., Ltd., H Shares	6,928,000	8,265,757
Yanzhou Coal Mining Co., Ltd., H Shares (a)	866,000	682,483

		30,944,630

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	368,000	1,032,381

Food, Beverage & Tobacco 0.2%
Biostime International Holdings Ltd. (a)	71,500	482,326
China Agri-Industries Holdings Ltd.	868,000	358,264
China Huishan Dairy Holdings Co., Ltd. *(a)	2,049,000	486,287
China Yurun Food Group Ltd. *(a)	433,000	196,591
Tsingtao Brewery Co., Ltd., H Shares	116,000	912,685

		2,436,153

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	676,000	657,432
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	216,500	407,144
Sinopharm Group Co., H Shares	363,600	987,209

		2,051,785

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	216,500	2,296,819

Insurance 1.6%
China Life Insurance Co., Ltd., H Shares	2,598,000	7,137,593
China Pacific Insurance (Group) Co., Ltd., H Shares	630,300	2,105,620
China Taiping Insurance Holdings Co., Ltd. *	433,000	755,088
PICC Property & Casualty Co., Ltd., H Shares	1,346,000	1,982,642
Ping An Insurance Group Co. of China Ltd., H Shares	649,500	5,022,285

		17,003,228

Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *(a)	1,208,000	431,598
Anhui Conch Cement Co., Ltd., H Shares (a)	433,000	1,558,207
BBMG Corp., H Shares	649,500	438,141
China BlueChemical Ltd., H Shares	1,732,000	927,105
China National Building Material Co., Ltd., H Shares	1,026,000	927,680
China Resources Cement Holdings Ltd.	866,000	546,210
China Zhongwang Holdings Ltd.	1,212,400	367,491
Fosun International Ltd.	649,500	766,537
Jiangxi Copper Co., Ltd., H Shares	436,000	722,079
Lee & Man Paper Manufacturing Ltd.	866,000	431,160
Nine Dragons Paper Holdings Ltd.	433,000	281,483
Zijin Mining Group Co., Ltd., H Shares (a)	2,598,000	599,826

		7,997,517

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSPC Pharmaceutical Group Ltd.	978,000	770,749
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares (a)	84,000	259,488
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	93,500	347,326
Sihuan Pharmaceutical Holdings Group Ltd.	801,000	954,636
Sino Biopharmaceutical Ltd.	668,000	544,536

		2,876,735

Real Estate 1.0%
Agile Property Holdings Ltd.	354,000	273,960
China Overseas Land & Investment Ltd.	1,330,000	3,465,262
China Resources Land Ltd.	866,000	1,753,681
Country Garden Holdings Co., Ltd.	866,000	364,140
Evergrande Real Estate Group Ltd. (a)	1,633,000	722,459
Greentown China Holdings Ltd.	433,000	423,341
Guangzhou R&F Properties Co., Ltd., H Shares	389,200	535,135
Longfor Properties Co., Ltd.	433,000	547,886
Renhe Commercial Holdings Co., Ltd. *(a)	6,062,000	316,668
Shimao Property Holdings Ltd.	433,000	872,372
Sino-Ocean Land Holdings Ltd.	1,732,000	911,467
Yuexiu Property Co., Ltd.	4,330,000	860,085

		11,046,456

Retailing 0.3%
Belle International Holdings Ltd.	1,479,000	1,466,991
Golden Eagle Retail Group Ltd.	167,000	203,986
GOME Electrical Appliances Holdings Ltd.	4,763,000	798,651
Zhongsheng Group Holdings Ltd.	216,500	271,429

		2,741,057

Semiconductors & Semiconductor Equipment 0.1%
GCL- Poly Energy Holdings Ltd. *	3,906,000	1,214,178

Software & Services 2.0%
Kingsoft Corp., Ltd. (a)	202,000	610,980
Tencent Holdings Ltd.	1,440,500	20,307,967
Travelsky Technology Ltd., H Shares	433,000	368,608

		21,287,555

Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	250,500	469,792
Lenovo Group Ltd.	2,212,000	2,738,983
ZTE Corp., H Shares *(a)	277,560	535,576

		3,744,351

Telecommunication Services 2.0%
China Mobile Ltd.	1,617,000	15,819,714
China Telecom Corp., Ltd., H Shares	6,062,000	3,049,394
China Unicom (Hong Kong) Ltd.	1,732,000	2,591,426

		21,460,534

Transportation 0.5%
Air China Ltd., H Shares	1,328,000	758,813
China COSCO Holdings Co., Ltd., H Shares *(a)	1,103,500	429,845
China Merchants Holdings International Co., Ltd.	512,000	1,512,302
China Shipping Container Lines Co., Ltd., H Shares *(a)	1,732,000	417,756
COSCO Pacific Ltd.	866,000	1,143,802
Jiangsu Expressway Co., Ltd., H Shares	378,000	453,915
Sinotrans Ltd.	524,000	294,680
Zhejiang Expressway Co., Ltd., H Shares	866,000	857,852

		5,868,965

Utilities 0.9%
Beijing Enterprises Water Group Ltd.	1,191,000	761,950
Beijing Jingneng Clean Energy Co., Ltd., H Shares	488,000	219,674
China Gas Holdings Ltd.	538,000	870,187
China Longyuan Power Group Corp., H Shares	866,000	962,849
China Resources Gas Group Ltd.	230,000	704,570
China Resources Power Holdings Co., Ltd.	866,000	2,273,083

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Datang International Power Generation Co., Ltd., H Shares	2,598,000	1,008,646
ENN Energy Holdings Ltd.	238,000	1,683,785
Huadian Fuxin Energy Corp., Ltd., H Shares	476,000	233,305
Huaneng Power International, Inc., H Shares	1,206,000	1,273,985
Huaneng Renewables Corp., Ltd., H Shares	866,000	284,833

		10,276,867

		221,840,490

Hungary 0.3%

Banks 0.1%
OTP Bank plc	69,280	1,514,986

Energy 0.1%
MOL Hungarian Oil & Gas plc	23,311	1,345,027

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	47,630	894,753

		3,754,766

India 10.6%

Automobiles & Components 0.6%
Bajaj Auto Ltd.	32,042	1,054,122
Hero MotoCorp Ltd.	27,713	1,100,195
Mahindra & Mahindra Ltd.	80,538	1,683,952
Maruti Suzuki India Ltd.	25,980	998,838
Tata Motors Ltd.	305,265	2,144,191

		6,981,298

Banks 2.3%
Axis Bank Ltd.	101,474	3,153,181
Bank of Baroda	32,110	457,903
HDFC Bank Ltd.	361,805	4,853,967
Housing Development Finance Corp.	493,620	7,324,522
ICICI Bank Ltd.	176,664	4,239,607
IndusInd Bank Ltd.	87,577	791,365
Kotak Mahindra Bank Ltd.	109,116	1,604,055
State Bank of India	49,795	2,142,348
Yes Bank Ltd.	62,352	600,833

		25,167,781

Capital Goods 0.5%
Adani Enterprises Ltd.	94,394	765,024
Bharat Heavy Electricals Ltd.	242,480	993,885
Cummins India Ltd.	51,960	559,214
Jaiprakash Associates Ltd.	403,989	499,432
Larsen & Toubro Ltd.	85,301	2,231,049
Siemens Ltd.	26,413	387,814

		5,436,418

Consumer Durables & Apparel 0.0%
Titan Co., Ltd.	90,930	477,040

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	49,795	972,473
IDFC Ltd.	405,288	866,270
Mahindra & Mahindra Financial Services Ltd.	91,363	468,257
Power Finance Corp., Ltd.	122,106	603,297
Rural Electrification Corp., Ltd.	119,075	644,242
Shriram Transport Finance Co., Ltd.	40,702	652,444

		4,206,983

Energy 1.5%
Bharat Petroleum Corp., Ltd.	109,549	967,568
Cairn India Ltd.	144,189	823,920
Coal India Ltd.	174,499	1,095,307
Indian Oil Corp., Ltd.	119,508	728,293
Oil & Natural Gas Corp., Ltd.	608,212	3,892,289
Reliance Industries Ltd.	484,960	8,738,144
The Great Eastern Shipping Co., Ltd.	103,487	645,283

		16,890,804

Food, Beverage & Tobacco 0.6%
ITC Ltd.	639,108	3,696,314
Nestle India Ltd.	11,258	945,184
United Spirits Ltd.	32,042	1,528,136

		6,169,634

Household & Personal Products 0.4%
Colgate-Palmolive (India) Ltd.	22,949	538,616
Dabur India Ltd.	163,970	522,933
Godrej Consumer Products Ltd.	26,413	348,389
Hindustan Unilever Ltd.	239,882	2,449,362

		3,859,300

Materials 0.9%
Ambuja Cements Ltd.	201,896	743,486
Asian Paints Ltd.	92,389	793,648
Hindalco Industries Ltd.	566,797	1,419,630
Jindal Steel & Power Ltd.	148,519	748,376
JSW Steel Ltd.	64,517	1,322,658
NMDC Ltd.	232,954	670,201
Sesa Sterlite Ltd.	427,804	2,030,422
Tata Steel Ltd.	84,868	682,362
Ultratech Cement Ltd.	30,310	1,221,941

		9,632,724

Media 0.1%
Zee Entertainment Enterprises Ltd.	226,892	1,024,259

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Cipla Ltd.	168,004	1,093,348
Dr. Reddy’s Laboratories Ltd.	34,207	1,424,462
Glenmark Pharmaceuticals Ltd.	32,908	307,694
Lupin Ltd.	67,981	1,076,778
Piramal Enterprises Ltd.	28,145	322,008
Ranbaxy Laboratories Ltd. *	43,300	327,809
Sun Pharmaceutical Industries Ltd.	246,810	2,550,593

		7,102,692

Real Estate 0.1%
DLF Ltd.	171,901	611,210

Software & Services 1.7%
HCL Technologies Ltd.	84,868	2,037,392
Infosys Ltd.	155,014	7,711,088
Oracle Financial Services Software Ltd. *	6,062	290,343
Tata Consultancy Services Ltd.	135,096	4,895,715
Tech Mahindra Ltd.	43,081	1,402,010

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wipro Ltd. ADR	160,821	1,791,546

		18,128,094

Telecommunication Services 0.4%
Bharti Airtel Ltd. *	470,238	2,738,346
Idea Cellular Ltd.	416,546	971,753
Reliance Communications Ltd.	196,149	453,277

		4,163,376

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	129,900	500,123

Utilities 0.5%
GAIL India Ltd.	143,756	919,124
NTPC Ltd.	661,624	1,797,100
Power Grid Corp. of India Ltd.	416,113	859,126
Reliance Infrastructure Ltd.	50,228	587,198
Tata Power Co., Ltd.	493,620	867,114

		5,029,662

		115,381,398

Indonesia 2.8%

Automobiles & Components 0.4%
PT Astra International Tbk	6,754,800	4,093,380

Banks 0.9%
PT Bank Central Asia Tbk	4,113,500	3,796,399
PT Bank Mandiri (Persero) Tbk	2,814,959	2,453,294
PT Bank Negara Indonesia (Persero) Tbk	1,905,216	779,221
PT Bank Rakyat Indonesia (Persero) Tbk	3,767,100	3,291,171

		10,320,085

Capital Goods 0.1%
PT United Tractors Tbk	606,200	1,125,429

Energy 0.1%
PT Adaro Energy Tbk	6,862,800	720,080
PT Tambang Batubara Bukit Asam (Persero) Tbk	433,000	396,839

		1,116,919

Food, Beverage & Tobacco 0.3%
PT Astra Agro Lestari Tbk	178,600	418,008
PT Charoen Pokphand Indonesia Tbk	2,663,400	861,185
PT Gudang Garam Tbk	148,400	661,604
PT Indofood Sukses Makmur Tbk	1,538,900	899,614

		2,840,411

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	433,000	1,080,182

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	433,000	840,039
PT Semen Indonesia (Persero) Tbk	942,400	1,188,594
PT Vale Indonesia Tbk	855,700	286,943

		2,315,576

Media 0.1%
PT Media Nusantara Citra Tbk	2,338,200	566,776

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	8,963,100	1,182,285

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	17,320,000	3,820,043

Transportation 0.0%
PT Jasa Marga Persero Tbk	870,000	437,794

Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	3,464,000	1,609,610

		30,508,490

Malaysia 5.1%

Automobiles & Components 0.1%
UMW Holdings Berhad	303,100	1,018,823

Banks 1.6%
Alliance Financial Group Berhad	696,200	1,059,576
AMMB Holdings Berhad	692,800	1,582,680
CIMB Group Holdings Berhad	1,617,100	3,694,215
Hong Leong Bank Berhad	222,100	959,461
Malayan Banking Berhad	1,385,600	4,260,731
Public Bank Berhad	822,700	5,530,756
RHB Capital Berhad	222,100	580,654

		17,668,073

Capital Goods 0.5%
Gamuda Berhad	954,800	1,307,538
IJM Corp. Berhad	441,500	919,276
Sime Darby Berhad	995,900	2,960,114

		5,186,928

Consumer Services 0.4%
Berjaya Sports Toto Berhad	265,456	315,606
Genting Berhad	779,400	2,360,274
Genting Malaysia Berhad	1,010,800	1,280,410

		3,956,290

Energy 0.3%
Bumi Armada Berhad *	303,100	332,061
Petronas Dagangan Berhad	129,900	1,020,441
Sapurakencana Petroleum Berhad *	1,336,000	1,733,931

		3,086,433

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	43,300	847,672
Felda Global Ventures Holdings Berhad	389,700	514,264
IOI Corp. Berhad	1,495,600	2,294,836
Kuala Lumpur Kepong Berhad	179,000	1,332,611
PPB Group Berhad	179,000	873,551

		5,862,934

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad *	649,500	830,826

Materials 0.2%
Lafarge Malaysia Berhad	129,900	399,444
Petronas Chemicals Group Berhad	909,300	1,907,464

		2,306,908

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.0%
Astro Malaysia Holdings Berhad	216,500	229,101

Real Estate 0.1%
IOI Properties Group Berhad *	606,200	467,904
SP Setia Berhad	707,000	642,527
UEM Sunrise Berhad	433,000	276,269

		1,386,700

Telecommunication Services 0.7%
Axiata Group Berhad	1,645,400	3,548,902
DiGi.com Berhad	1,385,600	2,337,364
Maxis Berhad	739,300	1,511,734
Telekom Malaysia Berhad	216,500	416,424

		7,814,424

Transportation 0.1%
Malaysia Airports Holdings Berhad	216,500	509,412
MISC Berhad	433,000	832,848

		1,342,260

Utilities 0.5%
Petronas Gas Berhad	257,100	1,960,457
Tenaga Nasional Berhad	433,250	1,626,204
YTL Corp. Berhad	1,654,440	839,321
YTL Power International Berhad *	1,135,025	533,423

		4,959,405

		55,649,105

Mexico 5.7%

Banks 0.8%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	747,100	5,398,093
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	692,800	1,896,673
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	433,000	1,150,427

		8,445,193

Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	779,400	2,179,183
Grupo Carso S.A.B. de C.V., Series A1	173,200	898,134
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	51,400	718,126

		3,795,443

Diversified Financials 0.0%
Compartamos S.A.B. de C.V.	303,100	536,552

Food & Staples Retailing 0.5%
Controladora Comercial Mexicana S.A.B. de C.V.	173,200	672,826
Organizacion Soriana S.A.B. de C.V., B Shares *	51,100	162,054
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,905,200	4,848,685

		5,683,565

Food, Beverage & Tobacco 1.0%
Arca Continental S.A.B. de C.V.	129,900	845,004
Coca-Cola Femsa S.A.B. de C.V., Series L	142,100	1,633,402
Fomento Economico Mexicano S.A.B. de C.V.	692,800	6,570,254
Gruma S.A.B. de C.V., B Shares *	43,300	455,325
Grupo Bimbo S.A.B. de C.V., Series A	606,200	1,752,391

		11,256,376

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	259,800	693,890

Materials 1.2%
Alpek S.A. de C.V.	212,200	405,486
Cemex S.A.B. de C.V., Series CPO *	3,736,664	4,808,576
Grupo Mexico S.A.B. de C.V., Series B	1,255,700	4,131,510
Industrias CH S.A.B. de C.V., Series B *	43,300	245,799
Industrias Penoles S.A.B. de C.V.	43,300	1,046,724
Mexichem S.A.B. de C.V.	389,700	1,547,171
Minera Frisco S.A.B. de C.V., Series A1 *	199,100	382,774

		12,568,040

Media 0.6%
Grupo Televisa S.A.B., Series CPO	909,300	6,136,901

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genomma Lab Internacional S.A.B. de C.V., B Shares *	216,500	551,996

Real Estate 0.1%
Fibra Uno Administracion S.A. de C.V.	433,000	1,322,705

Retailing 0.0%
Grupo Elektra S.A. de C.V.	12,990	343,029

Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	9,739,000	9,407,139

Transportation 0.1%
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	71,800	924,581
OHL Mexico S.A.B. de C.V. *	173,200	480,360

		1,404,941

Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	77,200	424,740

		62,570,510

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (d)	9,984	200,778

Peru 0.3%

Banks 0.3%
Credicorp Ltd.	18,186	2,841,562

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 1.7%

Banks 0.3%
Bank of the Philippine Islands	764,526	1,476,459
BDO Unibank, Inc.	603,610	1,219,498
Metropolitan Bank & Trust Co.	241,336	460,554

		3,156,511

Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	606,200	750,909
Alliance Global Group, Inc.	1,342,300	909,592
DMCI Holdings, Inc.	303,100	493,564
JG Summit Holdings, Inc.	635,720	716,284
San Miguel Corp.	281,450	491,436
SM Investments Corp.	118,665	2,131,658

		5,493,443

Consumer Services 0.1%
Jollibee Foods Corp.	138,560	567,160

Diversified Financials 0.1%
Ayala Corp.	69,280	978,517
GT Capital Holdings, Inc.	8,660	169,321

		1,147,838

Food, Beverage & Tobacco 0.1%
LT Group, Inc.	952,600	322,649
Universal Robina Corp.	268,460	914,194

		1,236,843

Real Estate 0.2%
Ayala Land, Inc.	1,732,000	1,187,521
SM Prime Holdings, Inc.	2,814,500	1,078,072

		2,265,593

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	27,990	1,803,949

Transportation 0.1%
International Container Terminal Services, Inc.	402,690	993,956

Utilities 0.1%
Aboitiz Power Corp.	866,000	712,513
Energy Development Corp.	3,725,800	509,205
Manila Electric Co.	51,960	302,818

		1,524,536

		18,189,829

Poland 1.8%

Banks 0.7%
Bank Handlowy w Warszawie S.A.	18,619	735,777
Bank Millennium S.A.	181,860	495,114
Bank Pekao S.A.	38,970	2,385,551
Getin Noble Bank S.A. *	715,756	760,563
mBank S.A.	3,897	637,862
Powszechna Kasa Oszczednosci Bank Polski S.A.	245,511	3,289,360

		8,304,227

Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	119,075	1,657,454
Polskie Gornictwo Naftowe i Gazownictwo S.A.	809,020	1,241,442

		2,898,896

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	18,186	2,679,019

Materials 0.2%
Jastrzebska Spolka Weglowa S.A.	17,400	269,530
KGHM Polska Miedz S.A.	51,671	1,976,262
Synthos S.A.	213,469	310,662

		2,556,454

Telecommunication Services 0.1%
Orange Polska S.A.	209,139	721,216

Utilities 0.3%
Enea S.A.	76,208	402,379
PGE S.A.	291,842	2,017,652
Tauron Polska Energia S.A.	250,425	441,299

		2,861,330

		20,021,142

Russia 4.4%

Banks 0.9%
Sberbank of Russia *	1	3
Sberbank of Russia ADR	826,382	8,301,007
VTB Bank OJSC GDR - Reg’d	691,418	1,857,149

		10,158,159

Energy 2.8%
Gazprom OAO *	1	4
Gazprom OAO ADR	1,749,829	14,262,856
LUKOIL OAO *	1	57
Lukoil OAO ADR	161,076	9,113,680
NovaTek OAO *	189,300	2,009,453
Rosneft OJSC GDR - Reg’d *	375,970	2,452,076
Surgutneftegas OAO *	1	1
Surgutneftegas OAO ADR *	131,544	964,875
Tatneft OAO *	1	6
Tatneft OAO ADR	47,908	1,712,711

		30,515,719

Materials 0.5%
MMC Norilsk Nickel OJSC *	1	191
MMC Norilsk Nickel OJSC ADR	157,579	3,020,789
Novolipetsk Steel OJSC GDR - Reg’d *	24,859	341,563
Severstal OAO GDR - Reg’d	55,165	470,833
Uralkali OJSC GDR - Reg’d	57,652	1,286,793

		5,120,169

Telecommunication Services 0.2%
Mobile Telesystems OJSC ADR	143,976	2,662,116

Utilities 0.0%
Russian Grids OAO *	1	—

		48,456,163

South Africa 9.5%

Banks 0.7%
Barclays Africa Group Ltd.	100,889	1,468,950
Capitec Bank Holdings Ltd.	13,276	278,471

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nedbank Group Ltd.	66,249	1,388,796
Standard Bank Group Ltd.	374,978	5,018,602

		8,154,819

Capital Goods 0.4%
Aveng Ltd. *	170,602	381,059
Barloworld Ltd.	76,641	729,497
Bidvest Group Ltd.	97,858	2,719,544
Reunert Ltd.	74,476	465,134

		4,295,234

Consumer Durables & Apparel 0.3%
Steinhoff International Holdings Ltd.	643,005	3,250,946

Consumer Services 0.0%
Sun International Ltd.	34,640	346,932

Diversified Financials 1.0%
African Bank Investments Ltd.	259,800	206,195
Brait SE *	78,806	418,909
Coronation Fund Managers Ltd.	54,991	526,126
FirstRand Ltd.	942,208	3,545,827
Investec Ltd.	100,023	858,305
JSE Ltd.	57,627	528,151
Remgro Ltd.	166,705	3,454,044
RMB Holdings Ltd.	255,037	1,252,564

		10,790,121

Energy 1.0%
Exxaro Resources Ltd.	39,403	515,520
Sasol Ltd.	174,889	9,836,251

		10,351,771

Food & Staples Retailing 0.4%
Clicks Group Ltd.	81,476	489,222
Massmart Holdings Ltd.	34,267	441,784
Pick n Pay Stores Ltd.	91,796	503,572
Shoprite Holdings Ltd.	147,653	2,301,901
The SPAR Group Ltd.	77,074	917,569

		4,654,048

Food, Beverage & Tobacco 0.2%
AVI Ltd.	147,653	810,269
Tiger Brands Ltd.	54,991	1,558,739

		2,369,008

Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	323,018	1,268,114
Mediclinic International Ltd.	109,668	869,883
Netcare Ltd.	481,063	1,299,955

		3,437,952

Insurance 0.5%
Discovery Ltd.	139,426	1,205,384
MMI Holdings Ltd.	443,825	1,072,267
Sanlam Ltd.	565,498	3,158,293

		5,435,944

Materials 1.1%
Aeci Ltd.	52,826	574,042
African Rainbow Minerals Ltd.	31,176	547,596
Anglo American Platinum Ltd. *	21,650	922,561
AngloGold Ashanti Ltd. *	120,807	1,882,118
Assore Ltd.	8,463	271,871
Gold Fields Ltd.	250,274	878,486
Harmony Gold Mining Co., Ltd. *	175,365	460,957
Impala Platinum Holdings Ltd.	169,303	1,771,773
Kumba Iron Ore Ltd.	19,918	607,829
Mondi Ltd.	51,571	917,765
Nampak Ltd.	278,419	963,073
PPC Ltd.	203,943	626,257
Sappi Ltd. *	130,333	454,403
Sibanye Gold Ltd.	244,348	604,882

		11,483,613

Media 1.3%
Naspers Ltd., N Shares	124,704	13,747,103

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd.	101,322	2,614,962

Real Estate 0.2%
Capital Property Fund	653,830	648,656
Growthpoint Properties Ltd.	687,604	1,526,746

		2,175,402

Retailing 0.6%
Imperial Holdings Ltd.	61,053	1,156,481
Mr. Price Group Ltd.	86,600	1,394,519
The Foschini Group Ltd.	74,043	790,468
Truworths International Ltd.	144,189	1,076,402
Woolworths Holdings Ltd.	255,903	1,811,964

		6,229,834

Telecommunication Services 1.3%
MTN Group Ltd.	562,034	11,845,263
Telkom S.A. SOC Ltd. *	187,519	685,673
Vodacom Group Ltd.	113,879	1,380,697

		13,911,633

Transportation 0.0%
Grindrod Ltd.	129,467	343,125

		103,592,447

Taiwan 13.9%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	651,557	1,760,054
Yulon Motor Co., Ltd.	385,000	623,360

		2,383,414

Banks 1.4%
Chang Hwa Commercial Bank	1,960,542	1,189,971
China Development Financial Holding Corp.	4,786,268	1,455,729
CTBC Financial Holding Co., Ltd.	3,897,188	2,482,410
E.Sun Financial Holding Co., Ltd.	2,133,903	1,409,057
Far Eastern International Bank	551,000	198,456
First Financial Holding Co., Ltd.	2,032,786	1,260,937
Hua Nan Financial Holdings Co., Ltd.	2,787,851	1,706,060
Mega Financial Holding Co., Ltd.	3,031,544	2,532,563
SinoPac Financial Holdings Co., Ltd.	1,873,976	831,198
Taishin Financial Holding Co., Ltd.	1,787,042	887,993
Taiwan Cooperative Financial Holding Co., Ltd.	1,990,449	1,091,957

		15,046,331

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.3%
Far Eastern New Century Corp.	1,358,583	1,404,548
Taiwan Glass Industry Corp.	459,036	409,505
Teco Electric & Machinery Co., Ltd.	433,000	485,194
Walsin Lihwa Corp. *	1,732,000	580,501

		2,879,748

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	433,000	475,808
Giant Manufacturing Co., Ltd.	38,000	300,979
Pou Chen Corp.	699,580	772,243

		1,549,030

Diversified Financials 0.5%
Capital Securities Corp.	1,318,629	481,532
Fubon Financial Holding Co., Ltd.	2,290,078	3,295,488
Yuanta Financial Holding Co., Ltd.	3,493,316	1,823,228

		5,600,248

Energy 0.1%
Formosa Petrochemical Corp.	547,000	1,337,150

Food & Staples Retailing 0.1%
President Chain Store Corp.	141,000	1,166,164

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	1,531,922	2,682,160

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	2,165,011	3,314,069
Shin Kong Financial Holding Co., Ltd.	2,679,546	850,720

		4,164,789

Materials 1.7%
Asia Cement Corp.	903,810	1,177,028
China Steel Corp.	3,593,734	2,948,287
Formosa Chemicals & Fibre Corp.	1,360,500	3,262,242
Formosa Plastics Corp.	1,785,120	4,566,164
Nan Ya Plastics Corp.	1,944,060	4,369,767
Taiwan Cement Corp.	1,053,690	1,567,243
Taiwan Fertilizer Co., Ltd.	182,000	368,425
YFY, Inc.	866,000	412,993

		18,672,149

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	511,000	298,227

Retailing 0.1%
Hotai Motor Co., Ltd.	128,000	1,494,055

Semiconductors & Semiconductor Equipment 4.5%
Advanced Semiconductor Engineering, Inc.	2,293,488	2,906,490
Epistar Corp. *	210,000	476,230
Inotera Memories, Inc. *	866,000	1,306,848
Macronix International Co., Ltd. *	1,323,383	323,062
MediaTek, Inc.	470,469	7,640,973
Novatek Microelectronics Corp.	109,000	557,986
Realtek Semiconductor Corp.	101,000	311,567
Siliconware Precision Industries Co. ADR	260,233	2,055,841
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,517,665	31,203,193
United Microelectronics Corp. ADR	865,783	1,991,301

		48,773,491

Technology Hardware & Equipment 3.4%
Acer, Inc. *	866,086	563,228
Advantech Co., Ltd.	56,500	418,302
Asustek Computer, Inc.	201,426	2,223,475
AU Optronics Corp. ADR *	303,100	1,133,594
Catcher Technology Co., Ltd.	244,200	2,182,575
Chicony Electronics Co., Ltd.	86,815	234,803
Compal Electronics, Inc.	1,302,610	1,073,001
Delta Electronics, Inc.	638,000	4,149,005
Foxconn Technology Co., Ltd.	480,684	1,109,314
Hon Hai Precision Industry Co., Ltd.	3,527,468	10,869,855
HTC Corp.	202,650	1,081,323
Innolux Corp. *	2,401,000	948,854
Inventec Corp.	1,328,145	1,240,201
Largan Precision Co., Ltd.	31,000	2,026,313
Lite-On Technology Corp.	872,345	1,413,882
Pegatron Corp.	459,441	888,682
Quanta Computer, Inc.	866,000	2,330,667
Synnex Technology International Corp.	439,053	710,878
TPK Holding Co., Ltd.	69,996	567,242
Unimicron Technology Corp.	866,000	795,661
Wistron Corp.	945,735	804,263

		36,765,118

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR (a)	125,570	3,999,404
Far EasTone Telecommunications Co., Ltd.	467,000	1,060,603
Taiwan Mobile Co., Ltd.	544,600	1,796,233

		6,856,240

Transportation 0.1%
China Airlines Ltd. *	1,092,000	369,639
Eva Airways Corp. *	866,000	436,097
Evergreen Marine Corp., Ltd. *	528,199	302,981
U-Ming Marine Transport Corp.	190,000	319,988

		1,428,705

		151,097,019

Thailand 2.7%

Banks 0.7%
Bangkok Bank PCL NVDR	173,200	975,998
Bank of Ayudhya PCL NVDR	346,400	406,226
Kasikornbank PCL NVDR	389,700	2,225,670
Krung Thai Bank PCL NVDR	1,829,500	1,053,230
The Siam Commercial Bank PCL NVDR	476,300	2,306,783
TMB Bank PCL NVDR	4,546,500	318,518

		7,286,425

Capital Goods 0.0%
Berli Jucker PCL NVDR	129,900	183,989

Energy 0.5%
Banpu PCL NVDR	433,000	382,486
IRPC PCL NVDR	5,239,300	564,944

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PTT Exploration & Production PCL NVDR	496,704	2,322,390
PTT PCL NVDR	245,600	2,199,403
Thai Oil PCL NVDR	173,200	262,464

		5,731,687

Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	86,600	498,550
CP ALL PCL NVDR	1,602,100	2,220,395

		2,718,945

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,342,300	1,134,597

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL NVDR	1,030,100	520,855

Materials 0.3%
Indorama Ventures PCL NVDR	433,000	329,729
PTT Global Chemical PCL NVDR	440,014	921,443
The Siam Cement PCL NVDR	129,900	1,653,920

		2,905,092

Media 0.1%
BEC World PCL NVDR	476,300	710,895

Real Estate 0.1%
Central Pattana PCL NVDR	520,800	745,586
Land & Houses PCL NVDR	866,000	255,870

		1,001,456

Telecommunication Services 0.5%
Advanced Info Service PCL NVDR	389,700	2,718,285
Intouch Holding PCL NVDR	476,300	1,077,225
Total Access Communication PCL NVDR	213,400	780,018
True Corp. PCL NVDR *	2,338,200	505,672

		5,081,200

Transportation 0.1%
Airports of Thailand PCL NVDR	154,900	884,671

Utilities 0.1%
Electricity Generating PCL NVDR	86,600	346,875
Glow Energy PCL NVDR	183,900	446,726

		793,601

		28,953,413

Turkey 2.0%

Banks 0.8%
Akbank T.A.S.	519,205	2,028,028
Turkiye Garanti Bankasi A/S	638,242	2,605,753
Turkiye Halk Bankasi A/S	169,357	1,318,174
Turkiye Is Bankasi, C Shares	522,198	1,488,646
Turkiye Vakiflar Bankasi Tao, D Shares	370,329	894,788
Yapi ve Kredi Bankasi A/S	336,441	785,597

		9,120,986

Capital Goods 0.2%
Enka Insaat ve Sanayi A/S	105,975	295,022
KOC Holding A/S	286,646	1,416,668

		1,711,690

Consumer Durables & Apparel 0.0%
Arcelik A/S	64,517	406,659

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	256,815	1,250,842

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	62,674	1,526,298

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	68,138	1,498,307

Food, Beverage & Tobacco 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S *	93,961	1,177,766
Ulker Biskuvi Sanayi A/S	45,465	384,266

		1,562,032

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	709,902	1,057,633

Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	737,832	944,222

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	172,767	500,762
Turkcell Iletisim Hizmetleri A/S *	254,171	1,596,002

		2,096,764

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	337,307	1,148,409

		22,323,842

United Arab Emirates 1.0%

Banks 0.2%
Dubai Islamic Bank PJSC	87,899	185,469
First Gulf Bank PJSC	328,983	1,607,766
Union National Bank PJSC	294,150	516,551

		2,309,786

Capital Goods 0.1%
Arabtec Holding Co. *	695,913	1,269,448

Diversified Financials 0.1%
Dubai Financial Market	897,432	1,038,426

Energy 0.0%
Dana Gas PJSC *	1,678,741	383,926

Real Estate 0.4%
Aldar Properties PJSC	907,135	1,086,700
Emaar Properties PJSC	1,164,066	3,311,913

		4,398,613

Transportation 0.2%
DP World Ltd.	80,772	1,750,329

		11,150,528

United Kingdom 0.8%

Food & Staples Retailing 0.5%
Magnit OJSC GDR - Reg’d	94,666	5,509,561

Materials 0.1%
Phosagro OAO GDR - Reg’d	23,572	275,085

 11

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.0%
LSR Group GDR - Reg’d *	52,990	208,728

Telecommunication Services 0.2%
MegaFon OAO GDR - Reg’d	33,455	1,004,654
Sistema JSFC GDR - Reg’d *	48,063	1,377,005

		2,381,659

		8,375,033

United States 0.1%

Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	83,569	893,353

Total Common Stock
(Cost $975,907,142)		1,027,593,116

Other Investment Companies 0.4% of net assets

United States 0.4%

Equity Fund 0.1%
Vanguard FTSE Emerging Markets ETF (a)	20,001	844,000

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	3,159,969	3,159,969

Total Other Investment Companies
(Cost $3,996,479)		4,003,969

Preferred Stock 5.5% of net assets

Brazil 5.3%

Banks 2.3%
Banco Bradesco S.A.	664,523	9,246,233
Itau Unibanco Holding S.A. ADR	793,689	12,302,179
Itausa - Investimentos Itau S.A.	1,047,860	3,989,534

		25,537,946

Energy 0.9%
Petroleo Brasileiro S.A.	1,385,600	10,309,919

Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	43,300	1,965,155

Materials 1.2%
Bradespar S.A.	86,600	718,111
Braskem S.A., A Shares	86,600	565,223
Gerdau S.A.	276,254	1,641,723
Klabin S.A.	866,000	845,518
Metalurgica Gerdau S.A.	86,600	629,699
Suzano Papel e Celulose S.A., A Shares	86,600	311,568
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	173,200	609,237
Vale S.A. ADR	644,737	7,401,581

		12,722,660

Retailing 0.1%
Lojas Americanas S.A.	162,375	962,067

Telecommunication Services 0.2%
Oi S.A.	1,385,640	1,198,431
Telefonica Brasil S.A.	71,304	1,422,552

		2,620,983

Utilities 0.4%
AES Tiete S.A.	43,300	330,293
Centrais Eletricas Brasileiras S.A., B Shares	94,262	406,792
Companhia Energetica de Minas Gerais	263,475	1,830,073
Companhia Energetica de Sao Paulo, B Shares	57,013	683,226
Companhia Paranaense de Energia - Copel, B Shares	43,300	622,170

		3,872,554

		57,991,284

Chile 0.0%

Food, Beverage & Tobacco 0.0%
Embotelladora Andina S.A., B Shares	97,425	408,787

Colombia 0.1%

Banks 0.0%
Grupo Aval Acciones y Valores	575,457	396,314

Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	24,248	490,786

Materials 0.0%
Grupo Argos S.A.	29,011	316,015

		1,203,115

Russia 0.1%

Energy 0.1%
AK Transneft OAO *	250	573,033

Total Preferred Stock
(Cost $69,820,667)		60,176,219

Rights 0.0% of net assets

Hong Kong 0.0%

Transportation 0.0%
China Merchants Holdings International Co., Ltd. *(c)(d)	102,400	—

Total Rights
(Cost $—)		—

12

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Thailand 0.0%

Real Estate 0.0%
Land & Houses PCL NVDR *(d)	162,400	28,938

Total Warrants
(Cost $—)		28,938

End of Investments

Collateral Invested for Securities on Loan 1.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	13,223,563	13,223,563

Total Collateral Invested for Securities on Loan
(Cost $13,223,563)		13,223,563

End of Collateral Invested for Securities on Loan

At 05/31/14, the tax basis cost of the fund’s investments was $1,055,077,991 and the unrealized appreciation and depreciation were $119,618,712 and ($82,894,461), respectively, with a net unrealized appreciation of $36,724,251.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,060,961. Non-Cash Collateral received for securities on loan amounted to $624,958.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $157,039 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $386,755 or 0.0% of net assets.
(e)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

 13

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

14

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,027,392,338	$—	$—	$1,027,392,338
Pakistan[1]	—	—	200,778	200,778
Other Investment Companies[1]	4,003,969	—	—	4,003,969
Preferred Stock[1]	60,176,219	—	—	60,176,219
Rights[1]
Warrants[1]	28,938	—	—	28,938

Total	$1,091,601,464	$—	$200,778	$1,091,802,242

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,223,563	$—	$—	$13,223,563

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
China	$242,410	$—	$—	$—	$—	$—	($242,410)	$—
Pakistan	209,664	—	(8,886)	—	—	—	—	200,778
Rights
China	39,538	—	(39,538)	—	—	—	—	—

Total	$491,612	$—	($48,424)	$—	$—	$—	($242,410)	$200,778

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2014.

REG56692MAY14

 15

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,602,004,270	3,320,270,971
0.1%		Other Investment Companies	1,784,529	1,889,588
0.0%		Rights	21,490	21,490

99.9%		Total Investments	2,603,810,289	3,322,182,049
0.4%		Collateral Invested for Securities on Loan	14,783,137	14,783,137
(0	.3)%	Other Assets and Liabilities, Net		(11,189,992)

100.0%		Net Assets		3,325,775,194

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Allison Transmission Holdings, Inc.	20,268	627,700
American Axle & Manufacturing Holdings, Inc. *	10,260	190,221
Autoliv, Inc.	14,660	1,553,960
BorgWarner, Inc.	36,972	2,325,169
Cooper Tire & Rubber Co.	9,120	253,810
Dana Holding Corp.	24,174	535,212
Delphi Automotive plc	44,810	3,094,579
Dorman Products, Inc. *	5,688	302,204
Drew Industries, Inc.	3,016	146,336
Federal-Mogul Holdings Corp. *	13,168	218,457
Ford Motor Co.	615,055	10,111,504
General Motors Co.	203,611	7,040,869
Gentex Corp.	21,930	634,216
Gentherm, Inc. *	5,518	226,955
Harley-Davidson, Inc.	34,322	2,445,099
Johnson Controls, Inc.	106,803	5,164,993
Lear Corp.	12,544	1,104,499
Standard Motor Products, Inc.	3,812	158,274
Tenneco, Inc. *	9,032	575,790
Tesla Motors, Inc. *	12,847	2,669,221
The Goodyear Tire & Rubber Co.	43,106	1,136,705
Thor Industries, Inc.	7,110	426,600
TRW Automotive Holdings Corp. *	19,398	1,646,308
Visteon Corp. *	7,604	693,029

		43,281,710

Banks 5.8%
Associated Banc-Corp.	30,182	520,036
Astoria Financial Corp.	12,827	163,929
BancFirst Corp.	2,859	169,853
BancorpSouth, Inc.	14,490	340,515
Bank of America Corp.	1,652,482	25,018,577
Bank of Hawaii Corp.	7,110	396,454
Bank of the Ozarks, Inc.	5,688	335,820
BankUnited, Inc.	16,167	526,074
Banner Corp.	6,544	249,784
BB&T Corp.	114,438	4,339,489
BBCN Bancorp, Inc.	10,266	156,556
Beneficial Mutual Bancorp, Inc. *	12,969	175,211
Berkshire Hills Bancorp, Inc.	3,150	71,190
BofI Holding, Inc. *	2,308	177,324
BOK Financial Corp.	3,438	215,838
Boston Private Financial Holdings, Inc.	11,905	150,479
Brookline Bancorp, Inc.	12,828	114,682
Capital Bank Financial Corp., Class A *	8,848	214,652
Capitol Federal Financial, Inc.	24,786	299,911
Cathay General Bancorp	11,464	275,480
Central Pacific Financial Corp.	6,232	118,657
Chemical Financial Corp.	4,424	127,146
CIT Group, Inc.	32,706	1,454,763
Citigroup, Inc.	475,086	22,599,841
City Holding Co.	2,844	122,889
City National Corp.	7,110	505,450
Columbia Banking System, Inc.	9,954	246,561
Comerica, Inc.	30,056	1,441,786
Commerce Bancshares, Inc.	13,937	605,005
Community Bank System, Inc.	5,688	201,981
Community Trust Bancorp, Inc.	1,952	67,000
Cullen/Frost Bankers, Inc.	9,032	676,136
CVB Financial Corp.	14,434	210,448
East West Bancorp, Inc.	24,174	809,346
EverBank Financial Corp.	16,030	305,371
F.N.B. Corp.	21,528	263,503
Fifth Third Bancorp	137,456	2,843,965
First BanCorp *	22,984	111,932
First Citizens BancShares, Inc., Class A	947	208,132
First Commonwealth Financial Corp.	18,661	160,485
First Financial Bancorp	8,588	139,641
First Financial Bankshares, Inc. (a)	4,460	265,281
First Financial Holdings, Inc.	3,940	231,948
First Horizon National Corp.	38,670	443,158
First Interstate Bancsystem, Inc.	6,032	154,841
First Midwest Bancorp, Inc.	14,220	227,520
First Niagara Financial Group, Inc.	54,480	469,073
First Republic Bank	19,116	972,240
FirstMerit Corp.	24,953	465,873
Flagstar Bancorp, Inc. *	13,220	224,872
Fulton Financial Corp.	34,448	411,654
Glacier Bancorp, Inc.	10,589	278,173
Hancock Holding Co.	12,798	432,316
Hanmi Financial Corp.	6,544	139,453
Home BancShares, Inc.	11,376	347,082

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Home Loan Servicing Solutions Ltd.	13,474	300,470
Hudson City Bancorp, Inc.	75,366	736,326
Huntington Bancshares, Inc.	133,668	1,239,102
Iberiabank Corp.	4,266	266,454
Independent Bank Corp.	3,116	112,799
International Bancshares Corp.	8,688	209,381
Investors Bancorp, Inc.	53,717	580,140
JPMorgan Chase & Co.	593,437	32,977,294
Kearny Financial Corp. *	2,857	40,627
KeyCorp	152,602	2,089,121
M&T Bank Corp.	20,441	2,480,924
MB Financial, Inc.	8,573	230,099
MGIC Investment Corp. *	53,785	456,097
National Bank Holdings Corp., Class A	10,807	211,493
National Penn Bancshares, Inc.	19,064	195,978
Nationstar Mortgage Holdings, Inc. *(a)	4,424	154,663
NBT Bancorp, Inc.	10,226	232,335
New York Community Bancorp, Inc. (a)	68,562	1,047,627
Northfield Bancorp, Inc.	8,823	114,787
Northwest Bancshares, Inc.	21,330	283,902
Ocwen Financial Corp. *	19,908	698,174
OFG Bancorp	15,100	272,706
Old National Bancorp	15,730	212,827
Oritani Financial Corp.	9,954	150,007
PacWest Bancorp	19,212	776,549
Park National Corp. (a)	1,696	126,606
People’s United Financial, Inc.	54,036	776,497
Pinnacle Financial Partners, Inc.	4,724	163,072
Popular, Inc. *	15,652	472,377
PrivateBancorp, Inc.	12,798	341,835
Prosperity Bancshares, Inc.	8,853	514,625
Provident Financial Services, Inc.	11,376	192,596
Radian Group, Inc.	34,138	492,270
Regions Financial Corp.	233,794	2,382,361
Renasant Corp.	3,350	92,694
S&T Bancorp, Inc.	4,325	104,968
Sandy Spring Bancorp, Inc.	3,250	77,058
Signature Bank *	7,110	823,480
State Bank Financial Corp.	4,525	72,898
Sterling Bancorp	12,500	141,625
SunTrust Banks, Inc.	89,072	3,413,239
Susquehanna Bancshares, Inc.	28,590	282,469
SVB Financial Group *	7,110	749,749
Synovus Financial Corp.	21,831	503,423
TCF Financial Corp.	28,688	455,852
Texas Capital Bancshares, Inc. *	5,936	303,923
TFS Financial Corp. *	19,908	268,360
The Bancorp, Inc. *	5,972	93,760
The PNC Financial Services Group, Inc.	84,552	7,209,749
TrustCo Bank Corp.	14,350	92,271
Trustmark Corp.	11,376	263,354
U.S. Bancorp	286,370	12,081,950
UMB Financial Corp.	5,688	313,978
Umpqua Holdings Corp.	32,327	535,658
Union Bankshares Corp.	7,365	183,904
United Bankshares, Inc.	10,337	313,211
United Community Banks, Inc. *	7,430	113,976
Valley National Bancorp	37,129	359,780
ViewPoint Financial Group, Inc.	5,832	144,925
Washington Federal, Inc.	17,064	355,443
Webster Financial Corp.	14,559	435,605
Wells Fargo & Co.	752,720	38,223,122
WesBanco, Inc.	3,450	101,568
Westamerica Bancorp	4,266	208,906
Western Alliance Bancorp *	14,334	327,962
Wintrust Financial Corp.	7,110	309,854
Zions Bancorp	28,593	817,474

		193,503,685

Capital Goods 8.3%
3M Co.	98,458	14,035,188
A.O. Smith Corp.	11,376	561,747
AAON, Inc.	4,725	147,420
AAR Corp.	5,688	138,218
Actuant Corp., Class A	12,798	454,713
Acuity Brands, Inc.	7,110	892,376
AECOM Technology Corp. *	17,317	556,568
Aegion Corp. *	5,908	141,615
AGCO Corp.	14,620	788,895
Air Lease Corp.	13,907	573,803
Aircastle Ltd.	12,798	214,750
Albany International Corp., Class A	4,564	170,009
Allegion plc	14,752	772,857
Alliant Techsystems, Inc.	4,666	589,269
Altra Industrial Motion Corp.	3,450	117,955
American Railcar Industries, Inc. (a)	1,775	115,907
AMETEK, Inc.	38,394	2,037,953
Apogee Enterprises, Inc.	4,325	130,182
Applied Industrial Technologies, Inc.	7,110	338,578
Armstrong World Industries, Inc. *	7,277	386,190
Astec Industries, Inc.	2,980	118,932
Astronics Corp. *	2,300	126,178
AZZ, Inc.	3,216	143,144
B/E Aerospace, Inc. *	15,254	1,475,824
Barnes Group, Inc.	7,294	272,650
Beacon Roofing Supply, Inc. *	7,110	245,295
Blount International, Inc. *	7,110	86,600
Briggs & Stratton Corp.	7,351	151,284
Builders FirstSource, Inc. *	14,450	103,751
Carlisle Cos., Inc.	9,954	844,696
Caterpillar, Inc.	100,273	10,250,909
Chart Industries, Inc. *	4,287	308,192
Chicago Bridge & Iron Co. N.V.	16,246	1,322,424
CIRCOR International, Inc.	2,844	216,883
CLARCOR, Inc.	8,532	499,378
Colfax Corp. *	15,087	1,098,183
Comfort Systems USA, Inc.	6,000	99,000
Crane Co.	8,532	632,307
Cubic Corp.	3,615	175,870
Cummins, Inc.	27,377	4,186,765
Curtiss-Wright Corp.	7,110	473,739
Danaher Corp.	94,272	7,393,753
Deere & Co.	57,860	5,275,096
DigitalGlobe, Inc. *	10,603	321,907
Donaldson Co., Inc.	22,752	926,689
Dover Corp.	26,324	2,294,926

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DXP Enterprises, Inc. *	1,475	102,616
Dycom Industries, Inc. *	4,747	141,223
Eaton Corp. plc	73,981	5,451,660
EMCOR Group, Inc.	9,954	443,152
Emerson Electric Co.	110,469	7,371,596
Encore Wire Corp.	3,315	161,109
EnerSys, Inc.	7,304	504,268
EnPro Industries, Inc. *	2,996	219,876
ESCO Technologies, Inc.	5,688	191,231
Esterline Technologies Corp. *	5,688	633,928
Exelis, Inc.	28,440	485,755
Fastenal Co.	41,679	2,031,851
Federal Signal Corp.	10,000	137,200
Flowserve Corp.	22,835	1,683,853
Fluor Corp.	25,957	1,948,852
Fortune Brands Home & Security, Inc.	24,674	986,467
Foster Wheeler AG	16,344	553,408
Franklin Electric Co., Inc.	5,782	221,451
GATX Corp.	8,532	561,832
GenCorp, Inc. *(a)	8,850	164,698
Generac Holdings, Inc.	10,248	498,873
General Cable Corp.	7,235	184,492
General Dynamics Corp.	51,451	6,077,392
General Electric Co.	1,572,120	42,117,095
Graco, Inc.	9,954	726,443
GrafTech International Ltd. *	26,336	275,211
Granite Construction, Inc.	4,907	174,297
Great Lakes Dredge & Dock Corp. *	8,950	68,199
Griffon Corp.	7,175	83,876
H&E Equipment Services, Inc. *	5,786	200,485
Harsco Corp.	12,798	345,290
HD Supply Holdings, Inc. *	15,222	399,882
HEICO Corp.	9,374	488,292
Hexcel Corp. *	14,676	602,450
Honeywell International, Inc.	123,116	11,468,255
Hubbell, Inc., Class B	8,532	998,244
Huntington Ingalls Industries, Inc.	8,532	851,750
Hyster-Yale Materials Handling, Inc.	2,080	174,886
IDEX Corp.	12,798	981,351
Illinois Tool Works, Inc.	61,161	5,293,485
Ingersoll-Rand plc	40,493	2,422,291
ITT Corp.	14,220	621,130
Jacobs Engineering Group, Inc. *	19,908	1,096,334
John Bean Technologies Corp.	4,325	123,695
Joy Global, Inc.	17,117	978,237
Kaman Corp.	4,266	181,433
KBR, Inc.	22,846	554,929
Kennametal, Inc.	12,798	576,422
L-3 Communications Holdings, Inc.	13,826	1,675,296
Lennox International, Inc.	8,532	724,537
Lincoln Electric Holdings, Inc.	14,220	934,112
Lindsay Corp. (a)	1,643	138,488
Lockheed Martin Corp.	42,463	6,949,070
Masco Corp.	59,724	1,272,121
Masonite International Corp. *	2,500	131,675
MasTec, Inc. *	9,111	327,996
Meritor, Inc. *	16,166	223,252
Moog, Inc., Class A *	8,532	614,816
MRC Global, Inc. *	15,802	454,940
MSC Industrial Direct Co., Inc., Class A	7,110	653,907
Mueller Industries, Inc.	11,546	332,756
Mueller Water Products, Inc., Class A	24,175	203,795
National Presto Industries, Inc. (a)	500	35,195
Navistar International Corp. *	11,903	407,916
Nordson Corp.	8,532	695,699
Nortek, Inc. *	1,875	157,537
Northrop Grumman Corp.	33,921	4,123,098
Orbital Sciences Corp. *	8,532	223,368
Oshkosh Corp.	14,220	768,591
Owens Corning	17,339	711,072
PACCAR, Inc.	56,880	3,603,917
Pall Corp.	18,486	1,566,504
Parker Hannifin Corp.	24,174	3,027,310
Pentair Ltd. - Reg’d	32,862	2,452,820
Polypore International, Inc. *(a)	7,163	318,395
Powell Industries, Inc.	1,575	97,382
Precision Castparts Corp.	22,752	5,755,801
Primoris Services Corp.	7,508	217,507
Proto Labs, Inc. *	3,137	206,979
Quanex Building Products Corp.	5,732	102,030
Quanta Services, Inc. *	32,959	1,118,958
Raven Industries, Inc.	5,688	178,319
Raytheon Co.	49,210	4,801,420
RBC Bearings, Inc.	4,266	255,832
Regal-Beloit Corp.	7,110	542,706
Rexnord Corp. *	5,972	152,704
Rockwell Automation, Inc.	22,752	2,754,812
Rockwell Collins, Inc.	21,724	1,717,065
Roper Industries, Inc.	15,642	2,216,159
Rush Enterprises, Inc., Class A *	4,655	154,453
Sensata Technologies Holding N.V. *	22,983	985,741
Simpson Manufacturing Co., Inc.	6,222	206,944
Snap-on, Inc.	8,832	1,035,729
SolarCity Corp. *(a)	6,084	319,410
Spirit AeroSystems Holdings, Inc., Class A *	17,551	569,530
SPX Corp.	6,622	692,926
Standex International Corp.	1,422	105,000
Stanley Black & Decker, Inc.	24,402	2,132,735
Sun Hydraulics Corp.	3,315	122,390
TAL International Group, Inc. *	4,278	187,462
Taser International, Inc. *	8,000	106,160
Teledyne Technologies, Inc. *	5,735	543,506
Tennant Co.	4,266	272,640
Terex Corp.	18,486	710,972
Textainer Group Holdings Ltd. (a)	5,813	225,196
Textron, Inc.	44,082	1,728,896
The Babcock & Wilcox Co.	18,486	597,468
The Boeing Co.	108,294	14,646,763
The Gorman-Rupp Co.	2,424	76,865
The Greenbrier Cos., Inc. *	3,350	185,925
The Manitowoc Co., Inc.	24,174	653,907
The Middleby Corp. *	2,877	687,085
The Timken Co.	12,798	821,888
The Toro Co.	8,826	569,983
Thermon Group Holdings, Inc. *	2,850	67,117
Titan International, Inc.	8,636	136,535
TransDigm Group, Inc.	7,639	1,441,556

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Trex Co., Inc. *	3,550	109,730
TriMas Corp. *	6,307	221,439
Trinity Industries, Inc.	12,798	1,107,411
Triumph Group, Inc.	7,412	513,652
Tutor Perini Corp. *	6,296	192,846
United Rentals, Inc. *	14,353	1,450,371
United Technologies Corp.	132,570	15,407,285
Universal Forest Products, Inc.	2,916	141,572
URS Corp.	12,798	575,910
USG Corp. *	13,274	397,955
Valmont Industries, Inc.	3,991	618,405
W.W. Grainger, Inc.	9,405	2,429,970
Wabash National Corp. *	10,225	139,980
WABCO Holdings, Inc. *	9,954	1,062,789
Wabtec Corp.	14,420	1,135,431
Watsco, Inc.	4,266	429,288
Watts Water Technologies, Inc., Class A	4,360	243,114
WESCO International, Inc. *	7,110	607,336
Woodward, Inc.	8,532	381,380
Xylem, Inc.	28,440	1,060,812

		275,826,628

Commercial & Professional Services 1.1%
ABM Industries, Inc.	6,244	170,274
ACCO Brands Corp. *	18,272	109,997
Brady Corp., Class A	7,110	192,894
Cintas Corp.	18,486	1,148,350
Clean Harbors, Inc. *	8,532	521,391
Copart, Inc. *	17,504	622,617
Covanta Holding Corp.	21,330	407,190
Deluxe Corp.	8,532	478,560
Equifax, Inc.	19,908	1,409,287
Exponent, Inc.	1,708	120,807
FTI Consulting, Inc. *	6,160	198,783
G&K Services, Inc., Class A	4,266	221,021
Healthcare Services Group, Inc.	11,376	338,550
Herman Miller, Inc.	8,788	274,801
HNI Corp.	8,532	319,353
Huron Consulting Group, Inc. *	4,244	288,083
ICF International, Inc. *	3,050	113,460
IHS, Inc., Class A *	9,351	1,177,384
Insperity, Inc.	4,275	136,886
Interface, Inc.	8,767	159,910
Iron Mountain, Inc.	26,065	811,664
KAR Auction Services, Inc.	22,308	681,286
Kelly Services, Inc., Class A	4,725	83,916
Kforce, Inc.	5,800	127,774
Kimball International, Inc., Class B	5,700	91,941
Knoll, Inc.	7,287	127,814
Korn/Ferry International *	7,180	218,057
Manpowergroup, Inc.	12,798	1,049,180
McGrath RentCorp	3,246	111,273
Mistras Group, Inc. *	3,050	69,418
Mobile Mini, Inc.	5,688	247,712
MSA Safety, Inc.	4,581	250,397
Navigant Consulting, Inc. *	8,584	144,469
Nielsen N.V.	39,370	1,899,996
On Assignment, Inc. *	8,235	290,284
Performant Financial Corp. *	6,000	56,940
Pitney Bowes, Inc.	32,706	903,667
Quad/Graphics, Inc.	7,955	166,896
R.R. Donnelley & Sons Co.	27,932	442,443
Republic Services, Inc.	44,123	1,561,954
Robert Half International, Inc.	24,174	1,102,093
Rollins, Inc.	11,532	353,686
RPX Corp. *	6,232	101,270
Steelcase, Inc., Class A	11,822	193,763
Stericycle, Inc. *	14,220	1,626,341
Team, Inc. *	4,266	178,831
Tetra Tech, Inc.	9,132	243,003
The ADT Corp.	29,504	950,029
The Advisory Board Co. *	5,688	275,242
The Brink’s Co.	8,532	227,804
The Corporate Executive Board Co.	4,656	317,400
The Dun & Bradstreet Corp.	6,282	648,616
Towers Watson & Co., Class A	10,116	1,138,151
TrueBlue, Inc. *	8,532	232,156
Tyco International Ltd.	72,522	3,164,860
UniFirst Corp.	2,844	281,414
United Stationers, Inc.	8,532	339,830
US Ecology, Inc.	4,006	197,896
Verisk Analytics, Inc., Class A *	22,752	1,346,691
Viad Corp.	3,050	69,967
WageWorks, Inc. *	4,756	192,523
Waste Connections, Inc.	18,916	862,002
Waste Management, Inc.	68,256	3,049,678
West Corp.	3,319	88,949

		34,928,874

Consumer Durables & Apparel 1.5%
Arctic Cat, Inc.	2,844	106,081
Beazer Homes USA, Inc. *	7,775	152,157
Brunswick Corp.	14,220	612,882
Callaway Golf Co.	8,590	68,892
Carter’s, Inc.	9,146	659,701
Cavco Industries, Inc. *	1,566	120,222
Coach, Inc.	43,430	1,768,035
Columbia Sportswear Co.	2,844	237,673
Crocs, Inc. *	15,693	234,296
D.R. Horton, Inc.	45,504	1,077,535
Deckers Outdoor Corp. *	4,966	383,822
Ethan Allen Interiors, Inc.	3,416	80,071
Fossil Group, Inc. *	8,532	893,812
G-III Apparel Group Ltd. *	1,875	137,475
Garmin Ltd.	18,486	1,089,010
Hanesbrands, Inc.	15,642	1,326,911
Harman International Industries, Inc.	11,376	1,194,821
Hasbro, Inc.	18,486	992,698
Helen of Troy Ltd. *	5,802	336,284
Hovnanian Enterprises, Inc., Class A *(a)	14,650	68,708
Iconix Brand Group, Inc. *	8,774	367,982
iRobot Corp. *(a)	3,455	122,065
Jarden Corp. *	17,748	1,004,182
Kate Spade & Co. *	17,305	630,075
KB Home	11,670	192,322
La-Z-Boy, Inc.	9,066	221,392
LeapFrog Enterprises, Inc. *	7,694	53,319
Leggett & Platt, Inc.	21,671	735,080

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lennar Corp., Class A	24,774	1,013,257
Libbey, Inc. *	4,698	126,611
Lululemon Athletica, Inc. *	16,864	752,640
M.D.C Holdings, Inc.	7,110	203,417
Mattel, Inc.	56,122	2,179,217
Meritage Homes Corp. *	4,575	183,503
Michael Kors Holdings Ltd. *	27,410	2,586,956
Mohawk Industries, Inc. *	10,118	1,372,608
Movado Group, Inc.	3,116	119,312
NACCO Industries, Inc., Class A	1,422	77,143
Newell Rubbermaid, Inc.	45,504	1,332,357
NIKE, Inc., Class B	116,214	8,938,019
NVR, Inc. *	648	721,639
Oxford Industries, Inc.	2,846	181,945
Polaris Industries, Inc.	10,068	1,297,967
PulteGroup, Inc.	54,036	1,056,944
PVH Corp.	13,181	1,735,015
Quiksilver, Inc. *	21,845	129,759
Ralph Lauren Corp.	9,954	1,527,740
Skechers U.S.A., Inc., Class A *	5,932	263,974
Smith & Wesson Holding Corp. *(a)	7,110	112,907
Standard Pacific Corp. *	25,633	205,833
Steven Madden Ltd. *	10,517	335,072
Sturm Ruger & Co., Inc. (a)	2,897	175,616
Taylor Morrison Home Corp., Class A *	5,056	107,693
Tempur Sealy International, Inc. *	9,954	547,072
The Ryland Group, Inc.	6,158	232,157
Toll Brothers, Inc. *	24,174	875,582
Tumi Holdings, Inc. *	10,032	185,592
Tupperware Brands Corp.	7,838	656,197
Under Armour, Inc., Class A *	25,239	1,281,889
Universal Electronics, Inc. *	1,765	80,272
Vera Bradley, Inc. *	3,712	100,038
VF Corp.	55,290	3,484,376
Whirlpool Corp.	11,776	1,690,445
Wolverine World Wide, Inc.	17,064	441,446

		51,179,713

Consumer Services 2.2%
American Public Education, Inc. *	2,846	100,578
Apollo Education Group, Inc. *	15,394	412,559
Aramark	5,852	154,376
Ascent Capital Group, Inc., Class A *	1,808	111,698
Bally Technologies, Inc. *	6,082	358,838
Bloomin’ Brands, Inc. *	11,728	244,412
Bob Evans Farms, Inc.	4,401	196,593
Boyd Gaming Corp. *	7,857	86,034
Bright Horizons Family Solutions, Inc. *	6,408	249,784
Brinker International, Inc.	11,871	589,395
Buffalo Wild Wings, Inc. *	2,858	413,010
Burger King Worldwide, Inc.	9,600	246,624
Caesars Entertainment Corp. *(a)	9,237	168,391
Capella Education Co.	1,806	103,375
Carnival Corp.	69,767	2,792,773
Chipotle Mexican Grill, Inc. *	4,802	2,627,126
Choice Hotels International, Inc.	6,807	306,383
Churchill Downs, Inc.	1,759	151,573
Cracker Barrel Old Country Store, Inc.	4,266	428,946
Darden Restaurants, Inc.	21,330	1,069,060
Denny’s Corp. *	14,450	93,925
DeVry Education Group, Inc.	9,112	384,800
DineEquity, Inc.	3,379	268,259
Domino’s Pizza, Inc.	8,682	629,011
Dunkin’ Brands Group, Inc.	16,343	731,513
Fiesta Restaurant Group, Inc. *	3,486	140,381
Graham Holdings Co., Class B	612	414,287
Grand Canyon Education, Inc. *	7,314	322,182
H&R Block, Inc.	45,674	1,360,172
Hillenbrand, Inc.	11,376	344,579
Hilton Worldwide Holdings, Inc. *	18,985	429,441
Hyatt Hotels Corp., Class A *	8,638	528,300
International Game Technology	41,473	520,486
International Speedway Corp., Class A	4,408	137,045
Interval Leisure Group, Inc.	7,303	149,638
ITT Educational Services, Inc. *(a)	4,671	80,435
Jack in the Box, Inc.	6,244	360,466
K12, Inc. *	5,688	130,596
Krispy Kreme Doughnuts, Inc. *	10,125	190,755
Las Vegas Sands Corp.	60,297	4,613,926
Life Time Fitness, Inc. *	5,933	315,636
LifeLock, Inc. *	14,390	161,456
Marriott International, Inc., Class A	34,900	2,150,538
Marriott Vacations Worldwide Corp. *	4,468	253,112
Matthews International Corp., Class A	5,688	233,208
McDonald’s Corp.	155,273	15,749,340
MGM Resorts International *	57,338	1,476,453
Multimedia Games Holding Co., Inc. *	6,504	186,990
Norwegian Cruise Line Holdings Ltd. *	15,103	509,726
Orient-Express Hotels Ltd., Class A *	14,220	186,993
Panera Bread Co., Class A *	4,380	672,812
Papa John’s International, Inc.	5,944	257,791
Penn National Gaming, Inc. *	10,154	118,396
Pinnacle Entertainment, Inc. *	9,131	225,353
Popeyes Louisiana Kitchen, Inc. *	4,266	183,097
Red Robin Gourmet Burgers, Inc. *	3,752	270,444
Regis Corp.	8,788	120,923
Royal Caribbean Cruises Ltd.	25,146	1,390,322
Scientific Games Corp., Class A *	6,060	54,237
SeaWorld Entertainment, Inc.	12,827	391,480
Service Corp. International	33,141	663,483
Six Flags Entertainment Corp.	17,070	690,652
Sonic Corp. *	9,954	207,043
Sotheby’s	10,050	396,774
Starbucks Corp.	118,493	8,678,427
Starwood Hotels & Resorts Worldwide, Inc.	30,262	2,416,421
Texas Roadhouse, Inc.	9,954	251,637
The Cheesecake Factory, Inc.	7,552	346,410
The Wendy’s Co.	58,302	478,076
Vail Resorts, Inc.	5,688	396,397
Wyndham Worldwide Corp.	21,724	1,606,055
Wynn Resorts Ltd.	12,798	2,751,186

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yum! Brands, Inc.	71,147	5,500,375

		71,932,968

Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	8,532	1,609,135
American Express Co.	143,321	13,113,872
Ameriprise Financial, Inc.	31,414	3,537,531
Artisan Partners Asset Management, Inc., Class A	5,229	300,772
Berkshire Hathaway, Inc., Class B *	282,036	36,196,500
BGC Partners, Inc., Class A	19,004	133,028
BlackRock, Inc.	19,631	5,985,492
Capital One Financial Corp.	91,008	7,179,621
Cash America International, Inc.	4,409	209,472
CBOE Holdings, Inc.	15,684	794,865
CME Group, Inc.	49,850	3,589,200
Cohen & Steers, Inc. (a)	4,266	172,730
Credit Acceptance Corp. *	1,422	185,713
Discover Financial Services	76,362	4,515,285
E*TRADE Financial Corp. *	44,530	907,076
Eaton Vance Corp.	18,486	686,755
Encore Capital Group, Inc. *	3,116	134,892
Evercore Partners, Inc., Class A	6,658	366,456
Federated Investors, Inc., Class B	17,064	482,399
Financial Engines, Inc.	7,110	289,377
First Cash Financial Services, Inc. *	4,281	224,838
Franklin Resources, Inc.	64,452	3,558,395
GAMCO Investors, Inc., Class A	1,894	144,133
Green Dot Corp., Class A *	5,820	106,913
Greenhill & Co., Inc.	3,438	170,937
HFF, Inc., Class A	7,110	229,795
ICG Group, Inc. *	6,500	125,580
Interactive Brokers Group, Inc., Class A	6,279	144,543
IntercontinentalExchange Group, Inc.	17,715	3,479,226
Invesco Ltd.	67,902	2,492,004
Investment Technology Group, Inc. *	6,232	119,218
Janus Capital Group, Inc.	28,440	332,179
KCG Holdings, Inc., Class A *	15,172	181,912
Legg Mason, Inc.	16,635	812,453
Leucadia National Corp.	46,001	1,179,926
LPL Financial Holdings, Inc.	12,539	588,079
MarketAxess Holdings, Inc.	4,635	247,277
McGraw Hill Financial, Inc.	44,082	3,604,585
Moody’s Corp.	30,056	2,570,990
Morgan Stanley	215,319	6,644,744
MSCI, Inc. *	19,908	859,229
Navient Corp. *	69,080	1,091,464
Nelnet, Inc., Class A	4,342	178,760
NewStar Financial, Inc. *	7,245	97,518
Northern Trust Corp.	34,128	2,061,331
PHH Corp. *	8,720	222,098
PICO Holdings, Inc. *	3,150	73,049
Piper Jaffray Cos. *	4,671	205,664
Portfolio Recovery Associates, Inc. *	8,532	476,000
Raymond James Financial, Inc.	19,150	926,860
Santander Consumer USA Holdings, Inc.	8,275	162,604
SEI Investments Co.	20,496	674,933
SLM Corp.	69,080	594,779
State Street Corp.	68,940	4,499,714
Stifel Financial Corp. *	9,207	416,156
T. Rowe Price Group, Inc.	39,816	3,246,199
TD Ameritrade Holding Corp.	36,972	1,121,731
The Bank of New York Mellon Corp.	182,560	6,309,274
The Charles Schwab Corp. (b)	182,663	4,604,934
The Goldman Sachs Group, Inc.	65,755	10,508,307
The NASDAQ OMX Group, Inc.	18,574	703,955
Virtus Investment Partners, Inc. *	1,097	202,386
Voya Financial, Inc.	21,987	787,135
Waddell & Reed Financial, Inc., Class A	13,098	790,857
Walter Investment Management Corp. *(a)	4,324	125,007
WisdomTree Investments, Inc. *	17,064	177,295
World Acceptance Corp. *(a)	2,844	224,648

		148,689,785

Energy 9.8%
Alpha Natural Resources, Inc. *(a)	35,312	119,355
Anadarko Petroleum Corp.	79,210	8,147,541
Antero Resources Corp. *	5,465	336,097
Apache Corp.	61,749	5,756,242
Approach Resources, Inc. *	5,872	114,621
Arch Coal, Inc. (a)	32,348	115,159
Athlon Energy, Inc. *	8,233	357,806
Atwood Oceanics, Inc. *	8,532	421,054
Baker Hughes, Inc.	68,256	4,813,413
Bill Barrett Corp. *	7,278	181,950
Bonanza Creek Energy, Inc. *	3,150	168,903
Bristow Group, Inc.	5,960	452,841
C&J Energy Services, Inc. *	6,305	192,996
Cabot Oil & Gas Corp.	68,256	2,473,597
Cameron International Corp. *	33,741	2,157,737
CARBO Ceramics, Inc.	2,991	411,472
Carrizo Oil & Gas, Inc. *	5,688	326,832
Cheniere Energy, Inc. *	37,556	2,557,939
Chesapeake Energy Corp.	81,212	2,332,409
Chevron Corp.	299,112	36,727,962
Cimarex Energy Co.	14,220	1,836,229
Cloud Peak Energy, Inc. *	9,954	183,850
Cobalt International Energy, Inc. *	47,273	874,078
Comstock Resources, Inc.	7,110	193,321
Concho Resources, Inc. *	17,989	2,370,950
ConocoPhillips	192,382	15,379,017
CONSOL Energy, Inc.	34,751	1,534,952
Continental Resources, Inc. *	8,732	1,225,624
Core Laboratories N.V.	7,130	1,139,730
CVR Energy, Inc. (a)	2,844	133,839
Delek US Holdings, Inc.	8,547	265,555
Denbury Resources, Inc.	61,195	1,033,584
Devon Energy Corp.	59,724	4,413,604
Diamond Offshore Drilling, Inc. (a)	10,354	528,675
Diamondback Energy, Inc. *	6,347	479,072
Dresser-Rand Group, Inc. *	11,525	705,330
Dril-Quip, Inc. *	6,635	678,230

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Energen Corp.	11,376	971,283
Energy XXI Bermuda Ltd.	11,988	257,143
Ensco plc, Class A	35,675	1,878,645
EOG Resources, Inc.	85,320	9,026,856
EP Energy Corp., Class A *	10,385	208,323
EPL Oil & Gas, Inc. *	7,140	270,677
EQT Corp.	24,174	2,583,717
Era Group, Inc. *	2,844	83,102
EXCO Resources, Inc. (a)	26,908	141,536
Exterran Holdings, Inc.	9,982	416,649
Exxon Mobil Corp.	678,074	68,166,779
FMC Technologies, Inc. *	37,160	2,157,510
Forum Energy Technologies, Inc. *	7,854	259,496
Frank’s International N.V.	4,818	114,861
Geospace Technologies Corp. *(a)	1,767	89,622
Gulfmark Offshore, Inc., Class A	4,266	197,985
Gulfport Energy Corp. *	13,404	824,748
Halcon Resources Corp. *(a)	28,476	177,690
Halliburton Co.	135,769	8,776,108
Helix Energy Solutions Group, Inc. *	15,642	365,710
Helmerich & Payne, Inc.	16,842	1,851,778
Hercules Offshore, Inc. *	24,740	112,320
Hess Corp.	42,761	3,904,079
HollyFrontier Corp.	31,783	1,565,313
Hornbeck Offshore Services, Inc. *	5,688	257,325
Key Energy Services, Inc. *	26,012	209,397
Kinder Morgan, Inc.	104,700	3,495,933
Kodiak Oil & Gas Corp. *	38,430	489,214
Kosmos Energy Ltd. *	15,080	158,038
Laredo Petroleum, Inc. *	10,504	290,646
Magnum Hunter Resources Corp. *	25,810	197,705
Marathon Oil Corp.	112,338	4,118,311
Marathon Petroleum Corp.	47,068	4,207,409
Matador Resources Co. *	8,215	204,389
McDermott International, Inc. *(a)	36,990	268,547
Murphy Oil Corp.	29,862	1,841,590
Nabors Industries Ltd.	46,926	1,230,869
National Oilwell Varco, Inc.	66,834	5,471,700
Newfield Exploration Co. *	20,792	758,492
Newpark Resources, Inc. *	14,250	160,455
Noble Corp. plc	40,059	1,260,256
Noble Energy, Inc.	56,880	4,099,342
Northern Oil & Gas, Inc. *	9,230	140,757
Oasis Petroleum, Inc. *	13,641	675,229
Occidental Petroleum Corp.	126,672	12,627,932
Oceaneering International, Inc.	17,064	1,229,461
Oil States International, Inc. *	8,532	917,873
ONEOK, Inc.	32,384	2,088,444
Parker Drilling Co. *	17,645	114,163
Patterson-UTI Energy, Inc.	25,596	846,972
PBF Energy, Inc., Class A	8,672	276,724
PDC Energy, Inc. *	5,688	365,113
Peabody Energy Corp.	43,107	696,609
Phillips 66	92,853	7,873,006
Pioneer Natural Resources Co.	22,137	4,652,312
QEP Resources, Inc.	27,182	868,193
Range Resources Corp.	25,596	2,379,148
Resolute Energy Corp. *	12,872	107,095
Rex Energy Corp. *	11,464	227,904
Rice Energy, Inc. *	7,225	229,249
Rosetta Resources, Inc. *	11,390	536,811
Rowan Cos. plc, Class A	19,908	616,352
RPC, Inc.	10,026	221,474
RSP Permian, Inc. *	6,220	167,940
Sanchez Energy Corp. *	7,437	256,056
SandRidge Energy, Inc. *(a)	54,577	364,029
Schlumberger Ltd.	204,802	21,307,600
SEACOR Holdings, Inc. *	2,844	227,748
SemGroup Corp., Class A	7,110	483,053
SM Energy Co.	9,954	754,613
Solazyme, Inc. *(a)	8,548	85,395
Southwestern Energy Co. *	54,036	2,457,017
Spectra Energy Corp.	103,960	4,218,697
Stone Energy Corp. *	7,460	331,149
Superior Energy Services, Inc.	24,474	812,292
Targa Resources Corp.	5,688	653,892
Teekay Corp.	5,934	343,282
Tesoro Corp.	22,752	1,278,662
TETRA Technologies, Inc. *	12,841	148,057
The Williams Cos., Inc.	107,749	5,059,893
Tidewater, Inc.	8,532	444,688
Transocean Ltd. (a)	53,893	2,289,914
Ultra Petroleum Corp. *	23,565	636,726
Unit Corp. *	7,110	451,627
Valero Energy Corp.	88,164	4,941,592
W&T Offshore, Inc.	14,220	208,607
Weatherford International Ltd. *	118,026	2,559,984
Western Refining, Inc.	9,954	408,313
Whiting Petroleum Corp. *	19,071	1,370,251
World Fuel Services Corp.	11,376	527,391
WPX Energy, Inc. *	30,041	636,268

		325,378,671

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	7,110	506,445
Costco Wholesale Corp.	68,256	7,919,061
CVS Caremark Corp.	185,800	14,551,856
PriceSmart, Inc.	2,844	260,653
Rite Aid Corp. *	139,713	1,168,001
Safeway, Inc.	38,784	1,331,843
SpartanNash Co.	5,732	139,173
Sprouts Farmers Market, Inc. *	13,105	355,145
SUPERVALU, Inc. *	32,825	245,203
Susser Holdings Corp. *	2,868	227,461
Sysco Corp.	92,430	3,468,898
The Andersons, Inc.	4,666	237,686
The Chefs’ Warehouse, Inc. *	3,212	59,358
The Fresh Market, Inc. *	5,988	183,532
The Kroger Co.	82,718	3,948,957
United Natural Foods, Inc. *	8,110	546,695
Wal-Mart Stores, Inc.	252,275	19,367,152
Walgreen Co.	136,365	9,806,007
Weis Markets, Inc.	2,844	134,720
Whole Foods Market, Inc.	57,822	2,211,113

		66,668,959

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	314,915	13,087,867
Annie’s, Inc. *	1,475	48,262
Archer-Daniels-Midland Co.	102,545	4,608,372

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
B&G Foods, Inc.	8,532	292,306
Boulder Brands, Inc. *	7,110	96,483
Brown-Forman Corp., Class B	25,111	2,327,036
Bunge Ltd.	22,752	1,768,058
Cal-Maine Foods, Inc.	1,775	123,824
Campbell Soup Co.	27,606	1,267,115
Coca-Cola Enterprises, Inc.	40,138	1,831,898
ConAgra Foods, Inc.	64,134	2,071,528
Constellation Brands, Inc., Class A *	25,764	2,167,525
Darling Ingredients, Inc. *	26,551	530,755
Dean Foods Co.	14,373	249,803
Dr. Pepper Snapple Group, Inc.	32,879	1,897,118
Flowers Foods, Inc.	26,328	548,939
Fresh Del Monte Produce, Inc.	7,110	205,977
General Mills, Inc.	101,121	5,554,577
Hormel Foods Corp.	22,752	1,119,626
Ingredion, Inc.	12,798	974,568
J&J Snack Foods Corp.	2,141	200,547
Kellogg Co.	40,342	2,782,791
Keurig Green Mountain, Inc.	20,061	2,262,480
Kraft Foods Group, Inc.	92,597	5,505,818
Lancaster Colony Corp.	2,856	255,012
Lorillard, Inc.	57,849	3,596,472
McCormick & Co., Inc. Non-Voting Shares	20,308	1,468,472
Mead Johnson Nutrition Co.	32,706	2,926,206
Molson Coors Brewing Co., Class B	24,174	1,588,957
Mondelez International, Inc., Class A	265,970	10,005,791
Monster Beverage Corp. *	20,638	1,431,864
PepsiCo, Inc.	238,050	21,026,957
Philip Morris International, Inc.	248,019	21,959,602
Pilgrim’s Pride Corp. *	13,175	335,172
Pinnacle Foods, Inc.	9,497	297,351
Post Holdings, Inc. *	6,269	313,262
Reynolds American, Inc.	49,146	2,930,576
Sanderson Farms, Inc.	2,958	273,645
Seaboard Corp. *	76	204,809
Snyder’s-Lance, Inc.	8,532	231,900
The Boston Beer Co., Inc., Class A *	1,422	304,891
The Coca-Cola Co.	592,480	24,238,357
The Hain Celestial Group, Inc. *	8,210	744,811
The Hershey Co.	24,174	2,353,097
The Hillshire Brands Co.	18,504	985,893
The J.M. Smucker Co.	17,111	1,755,589
The WhiteWave Foods Co., Class A *	27,054	851,930
Tootsie Roll Industries, Inc. (a)	4,527	131,736
TreeHouse Foods, Inc. *	5,688	426,316
Tyson Foods, Inc., Class A	44,082	1,871,722
Universal Corp.	4,266	228,444
Vector Group Ltd. (a)	8,009	167,468

		154,429,575

Health Care Equipment & Services 4.5%
Abaxis, Inc.	3,455	142,761
Abbott Laboratories	244,639	9,788,006
ABIOMED, Inc. *(a)	4,731	107,867
Acadia Healthcare Co., Inc. *	4,373	186,465
Aetna, Inc.	59,794	4,637,025
Air Methods Corp. *	4,608	222,106
Alere, Inc. *	12,798	457,784
Align Technology, Inc. *	10,549	576,081
Allscripts Healthcare Solutions, Inc. *	29,862	440,166
AmerisourceBergen Corp.	36,238	2,651,897
Amsurg Corp. *	4,524	204,847
Analogic Corp.	1,626	111,088
athenahealth, Inc. *	5,688	721,864
Baxter International, Inc.	86,742	6,454,472
Becton Dickinson & Co.	30,462	3,585,377
Bio-Reference Labs, Inc. *(a)	3,416	91,412
Boston Scientific Corp. *	221,949	2,847,606
Brookdale Senior Living, Inc. *	14,220	472,957
C.R. Bard, Inc.	11,737	1,736,020
Cantel Medical Corp.	6,241	216,875
Cardinal Health, Inc.	52,908	3,736,892
Cardiovascular Systems, Inc. *	4,279	120,026
CareFusion Corp. *	35,550	1,526,161
Centene Corp. *	8,532	635,805
Cerner Corp. *	45,504	2,459,491
Chemed Corp. (a)	2,891	254,639
Cigna Corp.	45,632	4,096,841
Community Health Systems, Inc. *	18,503	772,870
Computer Programs & Systems, Inc.	1,619	102,936
CONMED Corp.	4,303	193,205
Covidien plc	73,250	5,355,307
Cyberonics, Inc. *	3,238	196,870
DaVita HealthCare Partners, Inc. *	26,184	1,848,329
DENTSPLY International, Inc.	22,752	1,075,942
DexCom, Inc. *	12,798	432,060
Edwards Lifesciences Corp. *	18,486	1,501,063
Emeritus Corp. *	4,454	139,321
Endologix, Inc. *	8,653	113,008
Envision Healthcare Holdings, Inc. *	10,776	371,556
ExamWorks Group, Inc. *	3,986	118,065
Express Scripts Holding Co. *	121,538	8,686,321
Globus Medical, Inc., Class A *	9,061	219,095
Greatbatch, Inc. *	3,250	151,808
Haemonetics Corp. *	8,532	290,600
Hanger, Inc. *	4,799	145,794
HCA Holdings, Inc. *	48,699	2,580,560
Health Net, Inc. *	15,642	625,367
HealthSouth Corp.	14,220	499,406
HealthStream, Inc. *	6,180	159,011
HeartWare International, Inc. *	1,952	176,012
Henry Schein, Inc. *	14,220	1,701,423
Hill-Rom Holdings, Inc.	9,954	395,074
HMS Holdings Corp. *	12,972	243,874
Hologic, Inc. *	39,816	973,103
Humana, Inc.	25,596	3,185,678
ICU Medical, Inc. *	1,608	96,593
IDEXX Laboratories, Inc. *	8,546	1,097,990
Insulet Corp. *	7,110	260,439
Integra LifeSciences Holdings Corp. *	4,280	192,386
Intuitive Surgical, Inc. *	6,177	2,283,884
IPC The Hospitalist Co., Inc. *	1,908	83,284

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kindred Healthcare, Inc.	14,220	352,940
Laboratory Corp. of America Holdings *	15,642	1,604,556
Landauer, Inc.	1,475	69,886
LifePoint Hospitals, Inc. *	8,532	522,500
Magellan Health Services, Inc. *	5,688	346,342
Masimo Corp. *	8,532	210,228
McKesson Corp.	36,972	7,011,370
MedAssets, Inc. *	8,558	200,428
Medidata Solutions, Inc. *	6,910	267,210
MEDNAX, Inc. *	14,820	854,077
Medtronic, Inc.	157,189	9,593,245
Meridian Bioscience, Inc.	9,954	203,161
Merit Medical Systems, Inc. *	7,110	99,753
Molina Healthcare, Inc. *	4,455	191,966
MWI Veterinary Supply, Inc. *	1,669	232,842
National Healthcare Corp.	1,475	79,650
Neogen Corp. *	6,278	237,246
NuVasive, Inc. *	7,297	243,282
NxStage Medical, Inc. *	8,958	122,993
Omnicare, Inc.	18,486	1,174,785
Omnicell, Inc. *	4,625	122,701
Owens & Minor, Inc.	9,954	345,205
Patterson Cos., Inc.	12,992	508,767
Quality Systems, Inc.	6,232	97,032
Quest Diagnostics, Inc.	24,474	1,465,748
Quidel Corp. *	4,855	110,209
ResMed, Inc. (a)	22,752	1,138,965
Select Medical Holdings Corp.	13,110	198,617
Sirona Dental Systems, Inc. *	8,607	647,419
Spectranetics Corp. *	6,472	138,760
St. Jude Medical, Inc.	46,315	3,005,843
STERIS Corp.	8,532	456,633
Stryker Corp.	44,576	3,766,226
Team Health Holdings, Inc. *	10,482	532,171
Teleflex, Inc.	7,110	758,210
Tenet Healthcare Corp. *	18,827	884,869
The Cooper Cos., Inc.	7,110	917,332
The Ensign Group, Inc.	1,975	92,628
Thoratec Corp. *	8,532	282,580
Tornier NV *	5,860	126,049
UnitedHealth Group, Inc.	154,752	12,322,902
Universal American Corp.	12,798	100,592
Universal Health Services, Inc., Class B	14,220	1,273,685
Varian Medical Systems, Inc. *	17,269	1,423,829
VCA Antech, Inc. *	12,798	430,653
Volcano Corp. *	8,532	148,116
WellCare Health Plans, Inc. *	7,110	550,670
WellPoint, Inc.	44,156	4,784,744
West Pharmaceutical Services, Inc.	11,376	478,816
Wright Medical Group, Inc. *	8,532	259,373
Zimmer Holdings, Inc.	27,165	2,834,668

		148,573,237

Household & Personal Products 1.9%
Avon Products, Inc.	67,419	963,418
Church & Dwight Co., Inc.	22,752	1,575,121
Colgate-Palmolive Co.	136,391	9,329,144
Coty, Inc., Class A	13,468	224,646
Elizabeth Arden, Inc. *	3,338	90,560
Energizer Holdings, Inc.	10,068	1,167,888
Harbinger Group, Inc. *	8,850	104,784
Herbalife Ltd. (a)	13,054	846,291
Kimberly-Clark Corp.	60,259	6,770,099
Nu Skin Enterprises, Inc., Class A	9,954	735,003
Revlon, Inc., Class A *	4,625	145,780
Spectrum Brands Holdings, Inc.	3,286	255,881
The Clorox Co.	20,055	1,797,329
The Estee Lauder Cos., Inc., Class A	40,186	3,079,051
The Procter & Gamble Co.	425,444	34,371,621
WD-40 Co.	1,850	133,514

		61,590,130

Insurance 3.1%
ACE Ltd.	52,814	5,477,340
Aflac, Inc.	72,128	4,416,397
Alleghany Corp. *	2,844	1,197,665
Allied World Assurance Co. Holdings AG	17,064	639,900
Ambac Financial Group, Inc. *	7,215	203,319
American Equity Investment Life Holding Co.	9,131	205,630
American Financial Group, Inc.	11,922	696,006
American International Group, Inc.	230,751	12,476,707
American National Insurance Co.	545	62,403
AMERISAFE, Inc.	2,850	109,753
AmTrust Financial Services, Inc. (a)	4,799	204,917
Aon plc	46,291	4,163,413
Arch Capital Group Ltd. *	17,906	1,019,389
Argo Group International Holdings Ltd.	4,281	207,414
Arthur J. Gallagher & Co.	23,934	1,096,895
Aspen Insurance Holdings Ltd.	11,376	522,727
Assurant, Inc.	11,978	812,228
Assured Guaranty Ltd.	26,171	639,096
Axis Capital Holdings Ltd.	16,411	754,742
Brown & Brown, Inc.	18,486	558,092
Cincinnati Financial Corp.	24,174	1,185,009
Citizens, Inc. *	6,232	41,567
CNA Financial Corp.	5,704	229,187
CNO Financial Group, Inc.	35,958	580,003
eHealth, Inc. *	2,508	92,345
Employers Holdings, Inc.	5,688	119,619
Endurance Specialty Holdings Ltd.	6,560	339,283
Enstar Group Ltd. *	1,422	200,360
Erie Indemnity Co., Class A	4,280	324,124
Everest Re Group Ltd.	7,646	1,223,513
FBL Financial Group, Inc., Class A	3,116	136,200
Fidelity National Financial, Inc., Class A	42,769	1,425,918
First American Financial Corp.	17,064	478,133
Genworth Financial, Inc., Class A *	75,366	1,280,468
Greenlight Capital Re Ltd., Class A *	4,266	135,190
HCC Insurance Holdings, Inc.	17,064	801,667
Hilltop Holdings, Inc. *	10,814	224,390
Horace Mann Educators Corp.	6,293	183,819
Infinity Property & Casualty Corp.	1,422	91,022
Kemper Corp.	8,532	298,193
Lincoln National Corp.	40,885	1,960,845

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Loews Corp.	48,583	2,095,385
Maiden Holdings Ltd.	7,475	91,494
Markel Corp. *	2,182	1,396,960
Marsh & McLennan Cos., Inc.	84,529	4,249,273
MBIA, Inc. *	23,264	273,585
Meadowbrook Insurance Group, Inc.	7,240	49,304
Mercury General Corp.	5,688	268,189
MetLife, Inc.	173,088	8,815,372
Montpelier Re Holdings Ltd.	8,673	272,679
National Interstate Corp.	2,408	68,122
National Western Life Insurance Co., Class A	300	73,413
Old Republic International Corp.	37,116	634,684
OneBeacon Insurance Group Ltd., Class A	3,777	57,750
PartnerRe Ltd.	7,744	831,473
Platinum Underwriters Holdings Ltd.	4,660	298,939
Primerica, Inc.	7,110	320,234
Principal Financial Group, Inc.	44,124	2,063,679
ProAssurance Corp.	9,404	427,412
Protective Life Corp.	12,798	669,335
Prudential Financial, Inc.	72,716	5,974,347
Reinsurance Group of America, Inc.	11,376	889,148
RenaissanceRe Holdings Ltd.	7,146	744,399
RLI Corp.	5,688	253,685
Safety Insurance Group, Inc.	2,844	146,694
Selective Insurance Group, Inc.	8,532	202,806
StanCorp Financial Group, Inc.	7,110	427,311
State Auto Financial Corp.	2,108	45,554
Stewart Information Services Corp.	3,616	116,001
Symetra Financial Corp.	11,703	244,008
The Allstate Corp.	69,570	4,053,148
The Chubb Corp.	39,241	3,636,071
The Hanover Insurance Group, Inc.	6,616	397,291
The Hartford Financial Services Group, Inc.	68,345	2,368,154
The Navigators Group, Inc. *	1,428	88,979
The Progressive Corp.	88,575	2,217,032
The Travelers Cos., Inc.	57,637	5,386,178
Torchmark Corp.	14,364	1,162,479
United Fire Group, Inc.	3,050	84,638
Unum Group	41,626	1,411,538
Validus Holdings Ltd.	14,459	539,754
W.R. Berkley Corp.	17,208	766,961
White Mountains Insurance Group Ltd.	612	361,398
Willis Group Holdings plc	26,548	1,113,423
XL Group plc	44,846	1,455,701

		103,858,868

Materials 3.9%
A. Schulman, Inc.	4,419	155,593
Air Products & Chemicals, Inc.	32,859	3,942,094
Airgas, Inc.	10,368	1,102,326
AK Steel Holding Corp. *(a)	22,195	135,833
Albemarle Corp.	14,220	983,882
Alcoa, Inc.	183,071	2,491,596
Allegheny Technologies, Inc.	16,142	662,952
American Vanguard Corp.	3,216	48,948
AptarGroup, Inc.	9,954	662,837
Ashland, Inc.	11,376	1,171,728
Avery Dennison Corp.	17,064	865,145
Axiall Corp.	11,391	526,378
Balchem Corp.	5,688	313,636
Ball Corp.	24,316	1,467,714
Bemis Co., Inc.	17,064	706,620
Berry Plastics Group, Inc. *	11,828	279,259
Boise Cascade Co. *	5,820	152,251
Cabot Corp.	9,954	562,899
Calgon Carbon Corp. *	8,602	184,513
Carpenter Technology Corp.	7,110	444,304
Celanese Corp., Series A	25,596	1,604,869
CF Industries Holdings, Inc.	9,146	2,225,313
Chemtura Corp. *	17,064	426,259
Clearwater Paper Corp. *	4,266	264,791
Cliffs Natural Resources, Inc. (a)	16,333	256,101
Coeur Mining, Inc. *	13,168	90,069
Commercial Metals Co.	18,486	328,126
Compass Minerals International, Inc.	5,688	528,927
Crown Holdings, Inc. *	23,046	1,125,797
Cytec Industries, Inc.	7,110	706,378
Deltic Timber Corp.	1,650	101,079
Domtar Corp.	5,688	516,925
E.I. du Pont de Nemours & Co.	146,466	10,151,558
Eagle Materials, Inc.	7,692	668,973
Eastman Chemical Co.	24,174	2,133,597
Ecolab, Inc.	43,443	4,743,541
Ferro Corp. *	13,075	167,360
Flotek Industries, Inc. *	6,200	175,956
FMC Corp.	21,377	1,636,623
Freeport-McMoRan Copper & Gold, Inc.	162,411	5,530,095
Globe Specialty Metals, Inc.	7,573	151,384
Graphic Packaging Holding Co. *	33,448	367,594
Greif, Inc., Class A	5,688	310,679
H.B. Fuller Co.	7,352	351,646
Haynes International, Inc.	2,844	151,016
Headwaters, Inc. *	23,160	299,459
Hecla Mining Co.	39,018	108,080
Horsehead Holding Corp. *	6,312	104,653
Huntsman Corp.	32,072	856,002
Innophos Holdings, Inc.	4,266	223,965
Innospec, Inc.	2,308	97,328
International Flavors & Fragrances, Inc.	12,798	1,270,329
International Paper Co.	69,701	3,319,859
Intrepid Potash, Inc. *(a)	6,232	101,021
Kaiser Aluminum Corp.	2,844	194,729
KapStone Paper & Packaging Corp. *	14,260	414,253
Koppers Holdings, Inc.	4,266	155,026
Kraton Performance Polymers, Inc. *	4,564	113,507
Kronos Worldwide, Inc.	7,245	109,327
Louisiana-Pacific Corp. *	21,330	302,886
LSB Industries, Inc. *	2,846	108,603
LyondellBasell Industries N.V., Class A	69,068	6,877,101
Martin Marietta Materials, Inc.	7,110	873,108

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Materion Corp.	2,950	100,566
MeadWestvaco Corp.	27,018	1,096,390
Minerals Technologies, Inc.	5,716	354,392
Monsanto Co.	81,788	9,965,868
Myers Industries, Inc.	5,688	120,870
Neenah Paper, Inc.	1,875	91,463
NewMarket Corp.	1,548	606,057
Newmont Mining Corp.	77,880	1,782,673
Nucor Corp.	48,854	2,473,478
Olin Corp.	14,220	387,495
OM Group, Inc.	4,266	131,393
Owens-Illinois, Inc. *	27,018	897,808
P.H. Glatfelter Co.	6,132	161,394
Packaging Corp. of America	15,642	1,081,801
PolyOne Corp.	14,220	570,649
PPG Industries, Inc.	22,002	4,435,823
Praxair, Inc.	46,926	6,205,494
Quaker Chemical Corp.	2,844	210,541
Reliance Steel & Aluminum Co.	11,423	821,885
Rentech, Inc. *	57,320	133,556
Resolute Forest Products, Inc. *	14,826	221,945
Rock-Tenn Co., Class A	11,517	1,163,563
Rockwood Holdings, Inc.	11,676	891,696
Royal Gold, Inc.	9,969	625,256
RPM International, Inc.	21,330	918,683
RTI International Metals, Inc. *	4,424	118,652
Schnitzer Steel Industries, Inc., Class A	3,986	99,331
Schweitzer-Mauduit International, Inc.	5,688	237,076
Sealed Air Corp.	30,131	992,214
Sensient Technologies Corp.	8,532	467,554
Sigma-Aldrich Corp.	18,639	1,836,501
Silgan Holdings, Inc.	7,211	352,113
Sonoco Products Co.	15,642	660,718
Steel Dynamics, Inc.	34,128	589,391
Stepan Co.	2,844	152,211
Stillwater Mining Co. *	17,446	293,267
SunCoke Energy, Inc. *	9,038	181,483
Texas Industries, Inc. *	3,038	260,934
The Dow Chemical Co.	190,324	9,919,687
The Mosaic Co.	51,761	2,587,532
The Scotts Miracle-Gro Co., Class A	7,110	426,244
The Sherwin-Williams Co.	13,345	2,730,520
The Valspar Corp.	14,220	1,061,665
Tredegar Corp.	3,356	71,315
Tronox Ltd., Class A	12,987	345,065
United States Steel Corp.	22,260	512,870
US Silica Holdings, Inc.	8,415	425,547
Valhi, Inc.	4,738	27,196
Vulcan Materials Co.	20,014	1,220,254
W.R. Grace & Co. *	12,047	1,109,288
Wausau Paper Corp.	2,028	21,578
Westlake Chemical Corp.	5,982	483,645
Worthington Industries, Inc.	9,986	402,436

		130,141,426

Media 3.5%
AMC Networks, Inc., Class A *	9,954	615,954
Cablevision Systems Corp., Class A	33,370	588,313
Carmike Cinemas, Inc. *	3,616	124,390
CBS Corp., Class B Non-Voting Shares	86,939	5,182,434
Charter Communications, Inc., Class A *	11,046	1,581,124
Cinemark Holdings, Inc.	17,064	537,857
Clear Channel Outdoor Holdings, Inc., Class A	11,796	96,255
Comcast Corp., Class A	408,383	21,317,593
Cumulus Media, Inc., Class A *	11,464	72,452
DIRECTV *	74,182	6,115,564
Discovery Communications, Inc., Class A *	35,872	2,760,709
DISH Network Corp., Class A *	33,238	1,949,741
DreamWorks Animation SKG, Inc., Class A *	10,599	297,620
Gannett Co., Inc.	35,892	997,439
Gray Television, Inc. *	8,558	97,904
Harte-Hanks, Inc.	6,232	44,310
John Wiley & Sons, Inc., Class A	7,510	411,398
Lamar Advertising Co., Class A	9,954	491,130
Liberty Global plc, Class A *	56,473	2,542,414
Liberty Global plc, Series C *	60,573	2,592,524
Liberty Media Corp., Class A *	16,056	2,041,199
Live Nation Entertainment, Inc. *	21,421	508,106
Loral Space & Communications, Inc. *	2,844	205,735
Meredith Corp.	7,110	319,666
Morningstar, Inc.	3,158	224,660
National CineMedia, Inc.	9,982	156,418
News Corp., Class A *	77,508	1,322,287
Nexstar Broadcasting Group, Inc., Class A (a)	3,704	172,088
Omnicom Group, Inc.	40,024	2,847,708
Regal Entertainment Group, Class A (a)	12,798	249,689
Rentrak Corp. *	1,808	93,419
Scholastic Corp.	3,246	103,482
Scripps Networks Interactive, Inc., Class A	16,528	1,263,731
Sinclair Broadcast Group, Inc., Class A (a)	11,105	328,486
Sirius XM Holdings, Inc. *	490,685	1,609,447
Starz, Class A *	17,211	526,657
The E.W. Scripps Co., Class A *	4,924	96,116
The Interpublic Group of Cos., Inc.	68,291	1,305,724
The Madison Square Garden Co., Class A *	8,985	492,827
The New York Times Co., Class A	25,596	380,357
The Walt Disney Co.	256,241	21,526,806
Time Warner Cable, Inc.	43,373	6,122,533
Time Warner, Inc.	139,637	9,750,852
Twenty-First Century Fox, Inc., Class A	306,357	10,848,101
Viacom, Inc., Class B	63,320	5,403,096
World Wrestling Entertainment, Inc., Class A (a)	6,372	71,876

		116,388,191

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	250,981	13,635,798
ACADIA Pharmaceuticals, Inc. *	14,970	309,131
Acorda Therapeutics, Inc. *	5,929	194,946
Actavis plc *	27,332	5,781,811
Aegerion Pharmaceuticals, Inc. *	3,598	118,194
Affymetrix, Inc. *	11,800	97,468
Agilent Technologies, Inc.	54,036	3,076,810
Akorn, Inc. *	10,045	280,959
Alexion Pharmaceuticals, Inc. *	31,575	5,251,554
Alkermes plc *	22,820	1,045,384
Allergan, Inc.	48,348	8,096,356
Alnylam Pharmaceuticals, Inc. *	8,998	533,491
Amgen, Inc.	118,077	13,695,751
Arena Pharmaceuticals, Inc. *(a)	35,094	215,828
ARIAD Pharmaceuticals, Inc. *(a)	29,120	188,115
Array BioPharma, Inc. *	14,250	59,850
Auxilium Pharmaceuticals, Inc. *	7,110	159,122
AVANIR Pharmaceuticals, Inc., Class A *	23,580	124,502
Bio-Rad Laboratories, Inc., Class A *	2,844	343,356
Biogen Idec, Inc. *	37,045	11,831,062
BioMarin Pharmaceutical, Inc. *	22,063	1,278,771
Bristol-Myers Squibb Co.	257,942	12,830,035
Bruker Corp. *	17,527	367,191
Cambrex Corp. *	4,665	100,251
Celgene Corp. *	64,856	9,924,914
Celldex Therapeutics, Inc. *	12,060	176,197
Cepheid, Inc. *	11,376	512,489
Charles River Laboratories International, Inc. *	7,404	396,706
Clovis Oncology, Inc. *	4,424	226,553
Covance, Inc. *	9,954	834,742
Cubist Pharmaceuticals, Inc. *	12,054	802,796
Depomed, Inc. *	9,100	108,563
Dyax Corp. *	19,378	159,869
Eli Lilly & Co.	155,018	9,279,378
Emergent Biosolutions, Inc. *	7,205	156,276
Endo International plc *	21,052	1,486,061
Exact Sciences Corp. *(a)	8,748	117,923
Exelixis, Inc. *(a)	22,793	75,445
Fluidigm Corp. *	4,965	137,729
Forest Laboratories, Inc. *	37,246	3,530,176
Furiex Pharmaceuticals, Inc. *	1,200	124,032
Genomic Health, Inc. *(a)	3,242	84,260
Gilead Sciences, Inc. *	240,597	19,538,882
Halozyme Therapeutics, Inc. *	14,220	112,338
Hospira, Inc. *	25,596	1,258,555
Idenix Pharmaceuticals, Inc. *(a)	18,737	117,481
Illumina, Inc. *	19,908	3,150,441
ImmunoGen, Inc. *	12,798	151,272
Impax Laboratories, Inc. *	12,802	355,384
Incyte Corp., Ltd. *	23,286	1,153,821
Intercept Pharmaceuticals, Inc. *	2,023	478,662
InterMune, Inc. *	15,723	622,945
Intrexon Corp. *(a)	4,795	101,127
Ironwood Pharmaceuticals, Inc. *	14,376	205,864
Isis Pharmaceuticals, Inc. *	18,581	542,937
Jazz Pharmaceuticals plc *	7,945	1,127,078
Johnson & Johnson	443,329	44,980,160
Keryx Biopharmaceuticals, Inc. *(a)	9,590	126,588
KYTHERA Biopharmaceuticals, Inc. *	1,955	65,434
Lexicon Pharmaceuticals, Inc. *	68,419	90,313
Ligand Pharmaceuticals, Inc. *	3,772	251,630
Luminex Corp. *	7,110	120,799
Mallinckrodt plc *(a)	9,174	713,370
MannKind Corp. *(a)	55,972	498,151
Medivation, Inc. *	11,376	828,514
Merck & Co., Inc.	462,617	26,767,020
Mettler-Toledo International, Inc. *	4,513	1,105,775
MiMedx Group, Inc. *	12,340	67,500
Momenta Pharmaceuticals, Inc. *	7,396	91,636
Mylan, Inc. *	61,747	3,077,470
Myriad Genetics, Inc. *(a)	14,220	471,535
Nektar Therapeutics *	21,330	250,201
Neurocrine Biosciences, Inc. *	11,464	159,235
Novavax, Inc. *	56,045	263,972
NPS Pharmaceuticals, Inc. *	17,179	534,782
OPKO Health, Inc. *(a)	34,186	294,683
Orexigen Therapeutics, Inc. *	14,450	93,347
Pacira Pharmaceuticals, Inc. *	5,325	413,273
PAREXEL International Corp. *	9,954	502,179
PDL BioPharma, Inc. (a)	28,440	266,483
PerkinElmer, Inc.	19,908	895,263
Perrigo Co., plc	20,947	2,894,875
Pfizer, Inc.	1,002,350	29,699,631
Pharmacyclics, Inc. *	10,240	909,619
Prestige Brands Holdings, Inc. *	7,403	253,183
PTC Therapeutics, Inc. *	2,755	65,321
Puma Biotechnology, Inc. *	4,747	362,813
Questcor Pharmaceuticals, Inc.	9,954	897,154
Quintiles Transnational Holdings, Inc. *	8,029	409,318
Raptor Pharmaceutical Corp. *(a)	6,060	49,571
Receptos, Inc. *	1,955	58,181
Regeneron Pharmaceuticals, Inc. *	12,249	3,759,953
Salix Pharmaceuticals Ltd. *	9,732	1,110,227
Sangamo BioSciences, Inc. *	12,240	160,834
Sarepta Therapeutics, Inc. *(a)	5,924	199,520
Seattle Genetics, Inc. *	17,783	593,419
Synageva BioPharma Corp. *	3,796	308,045
Techne Corp.	5,688	499,350
TESARO, Inc. *	3,130	83,383
The Medicines Co. *	8,574	239,215
TherapeuticsMD, Inc. *(a)	15,550	63,133
Theravance, Inc. *(a)	11,501	329,504
Thermo Fisher Scientific, Inc.	61,840	7,229,714
United Therapeutics Corp. *	8,532	816,854
Vertex Pharmaceuticals, Inc. *	38,504	2,782,299
Waters Corp. *	14,220	1,424,275
Zoetis, Inc.	77,177	2,369,334

		277,164,670

Real Estate 3.6%
Acadia Realty Trust	7,163	197,627
Alexander & Baldwin, Inc.	7,110	269,540
Alexander’s, Inc.	699	256,533
Alexandria Real Estate Equities, Inc.	11,840	900,906

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Altisource Portfolio Solutions S.A. *	3,172	349,586
Altisource Residential Corp.	8,746	243,926
American Assets Trust, Inc.	4,726	162,102
American Campus Communities, Inc.	15,924	618,488
American Capital Agency Corp.	60,240	1,429,495
American Capital Mortgage Investment Corp.	10,104	206,425
American Homes 4 Rent, Class A	10,338	182,156
American Realty Capital Properties, Inc.	140,160	1,739,386
American Tower Corp.	61,773	5,536,714
Annaly Capital Management, Inc.	143,758	1,694,907
Anworth Mortgage Asset Corp.	23,488	126,835
Apartment Investment & Management Co., Class A	22,758	716,422
Apollo Commercial Real Estate Finance, Inc.	5,972	100,031
Apollo Residential Mortgage, Inc.	5,165	86,669
ARMOUR Residential REIT, Inc.	59,346	258,155
Ashford Hospitality Prime, Inc.	2,152	35,078
Ashford Hospitality Trust, Inc.	11,376	121,723
Associated Estates Realty Corp.	6,293	108,806
AvalonBay Communities, Inc.	18,945	2,687,159
Aviv REIT, Inc.	7,540	209,235
BioMed Realty Trust, Inc.	29,159	632,750
Blackstone Mortgage Trust, Inc., Class A	7,821	232,440
Boston Properties, Inc.	24,174	2,917,318
Brandywine Realty Trust	24,174	369,862
Brixmor Property Group, Inc.	8,275	179,981
Camden Property Trust	12,798	898,931
Capstead Mortgage Corp.	17,064	224,733
CBL & Associates Properties, Inc.	27,018	508,479
CBRE Group, Inc., Class A *	47,143	1,406,747
Chambers Street Properties	45,856	366,848
Chesapeake Lodging Trust	10,810	315,328
Chimera Investment Corp.	153,666	484,048
Colony Financial, Inc.	13,826	306,384
Columbia Property Trust, Inc.	19,115	502,533
CommonWealth REIT	19,205	505,283
CoreSite Realty Corp.	2,844	90,155
Corporate Office Properties Trust	11,912	328,176
Corrections Corp. of America	18,874	613,971
Cousins Properties, Inc.	26,202	314,424
CubeSmart	17,064	311,247
CYS Investments, Inc.	26,908	248,630
DCT Industrial Trust, Inc.	48,348	382,916
DDR Corp.	48,479	839,171
DiamondRock Hospitality Co.	29,900	371,358
Digital Realty Trust, Inc. (a)	19,908	1,144,710
Douglas Emmett, Inc.	19,908	565,188
Duke Realty Corp.	48,567	859,636
DuPont Fabros Technology, Inc.	9,954	254,524
EastGroup Properties, Inc.	5,688	362,098
Education Realty Trust, Inc.	17,064	178,489
Empire State Realty Trust, Inc., Class A	12,895	211,349
EPR Properties	7,822	421,762
Equity Lifestyle Properties, Inc.	14,220	621,983
Equity One, Inc.	8,988	206,364
Equity Residential	52,694	3,256,489
Essex Property Trust, Inc.	10,151	1,836,925
Excel Trust, Inc.	15,100	199,320
Extra Space Storage, Inc.	17,348	908,168
Federal Realty Investment Trust	9,954	1,189,702
FelCor Lodging Trust, Inc.	19,908	195,895
First Industrial Realty Trust, Inc.	14,220	263,639
First Potomac Realty Trust	7,440	97,315
Forest City Enterprises, Inc., Class A *	25,120	478,034
Forestar Group, Inc. *	4,725	82,309
Franklin Street Properties Corp.	12,798	160,231
Gaming & Leisure Properties, Inc.	15,087	506,320
General Growth Properties, Inc.	88,900	2,118,487
Getty Realty Corp.	3,450	67,413
Glimcher Realty Trust	21,330	235,057
Government Properties Income Trust	7,119	181,677
Hatteras Financial Corp.	14,820	300,698
HCP, Inc.	70,143	2,928,470
Health Care REIT, Inc.	44,412	2,808,171
Healthcare Realty Trust, Inc.	13,104	326,683
Healthcare Trust of America, Inc., Class A	27,831	336,755
Hersha Hospitality Trust	23,030	145,780
Highwoods Properties, Inc.	15,878	644,329
Home Properties, Inc.	8,532	530,520
Hospitality Properties Trust	23,818	690,960
Host Hotels & Resorts, Inc.	116,262	2,565,902
Hudson Pacific Properties, Inc.	14,574	345,404
Inland Real Estate Corp.	11,664	123,872
Invesco Mortgage Capital, Inc.	22,936	407,343
Investors Real Estate Trust	13,072	116,079
iStar Financial, Inc. *	11,400	164,616
Jones Lang LaSalle, Inc.	7,110	862,372
Kennedy-Wilson Holdings, Inc.	10,822	268,061
Kilroy Realty Corp.	13,684	828,977
Kimco Realty Corp.	63,990	1,466,651
Kite Realty Group Trust	15,673	97,329
LaSalle Hotel Properties	16,414	541,498
Lexington Realty Trust	28,454	322,953
Liberty Property Trust	23,000	890,330
LTC Properties, Inc.	4,460	177,240
Mack-Cali Realty Corp.	13,118	285,316
Medical Properties Trust, Inc.	25,332	342,489
MFA Financial, Inc.	55,458	456,419
Mid-America Apartment Communities, Inc.	10,930	790,785
National Health Investors, Inc.	4,491	281,675
National Retail Properties, Inc.	19,155	670,042
New Residential Investment Corp.	49,194	311,890
New York Mortgage Trust, Inc.	12,837	102,182
Newcastle Investment Corp.	56,725	273,414
NorthStar Realty Finance Corp.	57,578	952,916
Omega Healthcare Investors, Inc.	19,270	710,870
Parkway Properties, Inc.	10,857	216,814
Pebblebrook Hotel Trust	8,886	315,808
Pennsylvania Real Estate Investment Trust	9,954	178,674
PennyMac Mortgage Investment Trust	8,830	186,490

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Piedmont Office Realty Trust, Inc., Class A (a)	28,440	529,553
Plum Creek Timber Co., Inc.	27,902	1,258,380
Post Properties, Inc.	8,532	436,412
Potlatch Corp.	7,110	285,538
Prologis, Inc.	78,384	3,253,720
PS Business Parks, Inc.	3,122	262,841
Public Storage	22,752	3,921,990
RAIT Financial Trust	16,705	130,967
Ramco-Gershenson Properties Trust	10,796	179,214
Rayonier, Inc.	19,908	947,621
Realogy Holdings Corp. *	23,639	878,898
Realty Income Corp.	37,626	1,629,206
Redwood Trust, Inc.	15,642	304,863
Regency Centers Corp.	14,220	759,348
Resource Capital Corp.	13,175	75,888
Retail Opportunity Investments Corp.	7,440	117,552
Retail Properties of America, Inc., Class A	37,452	563,278
RLJ Lodging Trust	18,775	520,255
Rouse Properties, Inc.	5,896	96,223
Ryman Hospitality Properties, Inc. (a)	7,859	362,536
Sabra Health Care REIT, Inc.	5,732	167,833
Saul Centers, Inc.	1,777	85,562
Select Income REIT	7,919	227,513
Senior Housing Properties Trust	31,711	760,430
Silver Bay Realty Trust Corp.	6,773	107,487
Simon Property Group, Inc.	49,128	8,177,847
SL Green Realty Corp.	14,920	1,633,591
Sovran Self Storage, Inc.	6,287	482,842
Spirit Realty Capital, Inc.	64,270	725,608
STAG Industrial, Inc.	4,625	110,769
Starwood Property Trust, Inc.	32,135	783,773
Starwood Waypoint Residential Trust *	6,389	174,356
Strategic Hotels & Resorts, Inc. *	28,440	309,996
Summit Hotel Properties, Inc.	15,100	151,604
Sun Communities, Inc.	7,304	353,660
Sunstone Hotel Investors, Inc.	29,365	431,372
Tanger Factory Outlet Centers, Inc.	14,425	510,933
Taubman Centers, Inc.	9,954	745,555
The Geo Group, Inc.	12,870	437,709
The Howard Hughes Corp. *	4,766	705,749
The Macerich Co.	21,330	1,408,633
The St. Joe Co. *	15,642	368,213
Two Harbors Investment Corp.	54,620	575,149
UDR, Inc.	38,747	1,066,317
Universal Health Realty Income Trust	2,844	123,117
Ventas, Inc.	45,804	3,059,707
Vornado Realty Trust	27,298	2,923,070
Washington Prime Group, Inc. *	24,564	488,578
Washington REIT	9,954	257,112
Weingarten Realty Investors	19,908	632,875
Weyerhaeuser Co.	90,159	2,832,796
WP Carey, Inc.	8,576	545,777

		120,039,294

Retailing 4.1%
Aaron’s, Inc.	12,798	420,286
Abercrombie & Fitch Co., Class A	10,488	398,649
Advance Auto Parts, Inc.	11,390	1,414,296
Amazon.com, Inc. *	58,391	18,250,107
American Eagle Outfitters, Inc.	28,440	305,161
ANN, Inc. *	8,649	336,187
Asbury Automotive Group, Inc. *	4,592	296,827
Ascena Retail Group, Inc. *	22,752	379,845
AutoNation, Inc. *	10,012	572,386
AutoZone, Inc. *	5,186	2,761,545
Barnes & Noble, Inc. *	6,253	113,429
Bed Bath & Beyond, Inc. *	34,200	2,081,070
Best Buy Co., Inc.	41,584	1,150,213
Big Lots, Inc. *	10,082	427,880
Blue Nile, Inc. *	1,675	51,624
Brown Shoe Co., Inc.	8,544	240,514
Cabela’s, Inc. *	7,392	452,612
CarMax, Inc. *	35,550	1,575,221
Chico’s FAS, Inc.	28,440	431,150
Conn’s, Inc. *	4,026	187,773
Core-Mark Holding Co., Inc.	1,422	117,571
CST Brands, Inc.	12,077	399,386
Dick’s Sporting Goods, Inc.	14,620	649,859
Dillard’s, Inc., Class A	5,688	641,322
Dollar General Corp. *	47,252	2,541,213
Dollar Tree, Inc. *	32,412	1,718,808
DSW, Inc., Class A	11,806	295,740
Expedia, Inc.	16,640	1,219,712
Express, Inc. *	13,290	167,587
Family Dollar Stores, Inc.	14,698	861,303
Five Below, Inc. *	5,864	212,277
Foot Locker, Inc.	25,596	1,233,215
Francesca’s Holdings Corp. *	7,465	114,513
Fred’s, Inc., Class A	4,725	72,151
FTD Cos., Inc. *	2,482	74,187
GameStop Corp., Class A	18,874	714,381
Genesco, Inc. *	4,266	319,481
Genuine Parts Co.	24,174	2,086,941
GNC Holdings, Inc., Class A	15,106	557,714
Group 1 Automotive, Inc.	4,266	343,413
Groupon, Inc. *	57,843	340,117
Guess?, Inc.	8,983	229,067
Hibbett Sports, Inc. *	3,438	180,804
HomeAway, Inc. *	9,004	277,323
HSN, Inc.	5,782	321,595
J.C. Penney Co., Inc. *(a)	50,489	453,896
Jos. A. Bank Clothiers, Inc. *	4,615	299,744
Kohl’s Corp.	33,164	1,805,448
L Brands, Inc.	37,166	2,132,957
Lands’ End, Inc. *(a)	1,479	41,057
Liberty Interactive Corp., Class A *	80,255	2,337,828
Liberty Ventures, Series A *	11,548	766,787
Lithia Motors, Inc., Class A	2,844	223,055
LKQ Corp. *	45,904	1,273,377
Lowe’s Cos., Inc.	167,338	7,878,273
Lumber Liquidators Holdings, Inc. *	3,516	273,123
Macy’s, Inc.	57,489	3,443,016
Mattress Firm Holding Corp. *(a)	2,593	116,322
Monro Muffler Brake, Inc.	4,476	241,749

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Murphy USA, Inc. *	7,384	375,698
Netflix, Inc. *	9,232	3,857,407
Nordstrom, Inc.	23,293	1,585,322
O’Reilly Automotive, Inc. *	17,499	2,588,977
Office Depot, Inc. *	78,604	402,452
Outerwall, Inc. *(a)	4,339	306,897
Penske Automotive Group, Inc.	6,042	281,074
PetSmart, Inc.	17,207	988,886
Pier 1 Imports, Inc.	17,064	300,497
Pool Corp.	8,532	492,552
Rent-A-Center, Inc.	8,797	245,964
Restoration Hardware Holdings, Inc. *	4,426	294,240
Ross Stores, Inc.	35,758	2,447,635
Sally Beauty Holdings, Inc. *	24,174	619,338
Sears Holdings Corp. *(a)	7,413	311,754
Select Comfort Corp. *	9,954	184,547
Shutterfly, Inc. *	5,704	234,663
Signet Jewelers Ltd.	12,798	1,357,740
Sonic Automotive, Inc., Class A	7,120	187,398
Stage Stores, Inc.	5,688	104,489
Staples, Inc.	101,768	1,144,890
Target Corp.	98,392	5,584,730
The Buckle, Inc. (a)	4,266	191,330
The Cato Corp., Class A	4,285	123,579
The Children’s Place Retail Stores, Inc.	3,238	156,654
The Finish Line, Inc., Class A	7,554	216,573
The Gap, Inc.	40,724	1,679,051
The Home Depot, Inc.	219,809	17,635,276
The Men’s Wearhouse, Inc.	8,532	424,723
The Pep Boys-Manny, Moe & Jack *	6,232	63,504
The Priceline Group, Inc. *	8,154	10,425,949
Tiffany & Co.	18,533	1,842,366
TJX Cos., Inc.	114,006	6,207,627
Tractor Supply Co.	22,752	1,479,335
TripAdvisor, Inc. *	17,138	1,665,299
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,954	845,095
Urban Outfitters, Inc. *	17,406	583,449
Vitamin Shoppe, Inc. *	5,688	244,470
Williams-Sonoma, Inc.	13,192	882,809
zulily, Inc., Class A *(a)	2,066	71,752

		137,459,078

Semiconductors & Semiconductor Equipment 2.3%
Advanced Energy Industries, Inc. *	4,825	94,425
Advanced Micro Devices, Inc. *	94,062	376,248
Altera Corp.	51,192	1,695,991
Amkor Technology, Inc. *	21,590	218,275
Analog Devices, Inc.	49,026	2,567,982
Applied Materials, Inc.	193,425	3,905,251
Applied Micro Circuits Corp. *	10,156	91,404
Atmel Corp. *	71,100	595,818
Avago Technologies Ltd.	38,806	2,742,420
Broadcom Corp., Class A	85,704	2,731,387
Brooks Automation, Inc.	11,376	110,461
Cabot Microelectronics Corp. *	4,266	183,566
Cavium, Inc. *	7,296	357,358
Cirrus Logic, Inc. *	11,477	253,986
Cree, Inc. *	19,918	958,454
Cypress Semiconductor Corp. *	22,310	228,678
Diodes, Inc. *	5,688	157,387
Entegris, Inc. *	21,330	244,655
Entropic Communications, Inc. *	13,175	43,346
Exar Corp. *	7,540	82,035
Fairchild Semiconductor International, Inc. *	19,080	279,904
First Solar, Inc. *	10,918	674,514
Freescale Semiconductor Ltd. *	15,316	339,862
GT Advanced Technologies, Inc. *(a)	19,004	320,407
Hittite Microwave Corp.	3,438	202,154
Integrated Device Technology, Inc. *	21,894	291,190
Intel Corp.	783,522	21,405,821
International Rectifier Corp. *	11,376	305,104
Intersil Corp., Class A	21,856	307,514
KLA-Tencor Corp.	27,018	1,770,219
Kulicke & Soffa Industries, Inc. *	12,798	180,324
Lam Research Corp. *	28,459	1,765,596
Lattice Semiconductor Corp. *	17,788	140,703
Linear Technology Corp.	35,703	1,648,051
Marvell Technology Group Ltd.	63,364	986,577
Maxim Integrated Products, Inc.	45,598	1,561,732
Micrel, Inc.	7,275	77,479
Microchip Technology, Inc.	29,862	1,421,431
Micron Technology, Inc. *	164,165	4,693,477
Microsemi Corp. *	15,642	380,570
MKS Instruments, Inc.	8,532	246,148
Monolithic Power Systems, Inc. *	4,724	185,606
NVIDIA Corp.	95,846	1,821,074
OmniVision Technologies, Inc. *	8,772	197,195
ON Semiconductor Corp. *	68,256	593,145
PMC-Sierra, Inc. *	34,128	241,285
Power Integrations, Inc.	4,294	215,945
Rambus, Inc. *	17,064	206,474
RF Micro Devices, Inc. *	55,458	521,860
Semtech Corp. *	11,376	295,093
Silicon Image, Inc. *	14,350	75,051
Silicon Laboratories, Inc. *	7,110	320,803
Skyworks Solutions, Inc.	29,862	1,293,323
Spansion, Inc., Class A *	7,275	138,589
SunEdison, Inc. *	38,448	757,041
SunPower Corp. *	11,773	392,512
Synaptics, Inc. *	5,688	387,239
Teradyne, Inc.	28,440	506,232
Tessera Technologies, Inc.	8,532	191,885
Texas Instruments, Inc.	171,404	8,052,560
TriQuint Semiconductor, Inc. *	25,596	398,274
Ultratech, Inc. *	5,688	144,361
Veeco Instruments, Inc. *	5,835	194,422
Xilinx, Inc.	42,346	1,988,568

		75,756,441

Software & Services 9.7%
Accenture plc, Class A	101,191	8,242,007
ACI Worldwide, Inc. *	5,878	319,234
Activision Blizzard, Inc.	75,912	1,577,451
Acxiom Corp. *	14,220	323,221
Adobe Systems, Inc. *	75,635	4,881,483

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Advent Software, Inc.	5,688	172,119
Akamai Technologies, Inc. *	28,440	1,545,430
Alliance Data Systems Corp. *	8,257	2,114,205
Amdocs Ltd.	24,762	1,191,547
ANSYS, Inc. *	14,367	1,055,256
AOL, Inc. *	15,700	569,596
Aspen Technology, Inc. *	14,373	617,895
Autodesk, Inc. *	35,550	1,861,753
Automatic Data Processing, Inc.	75,560	6,020,621
Bankrate, Inc. *	4,924	74,599
Blackbaud, Inc.	9,954	340,924
Blackhawk Network Holdings, Inc., Class B *	6,358	155,962
Blucora, Inc. *	5,900	111,923
Booz Allen Hamilton Holding Corp.	7,867	174,097
Bottomline Technologies (de), Inc. *	7,110	204,910
Broadridge Financial Solutions, Inc.	19,929	817,488
BroadSoft, Inc. *	4,266	92,018
CA, Inc.	53,067	1,522,492
CACI International, Inc., Class A *	4,266	304,592
Cadence Design Systems, Inc. *	47,742	796,814
Cardtronics, Inc. *	7,110	206,048
Cass Information Systems, Inc.	1,662	83,798
Citrix Systems, Inc. *	28,763	1,782,443
Cognizant Technology Solutions Corp., Class A *	95,814	4,657,519
CommVault Systems, Inc. *	7,110	347,821
Computer Sciences Corp.	24,174	1,520,303
Compuware Corp.	36,972	366,023
comScore, Inc. *	4,947	154,495
Comverse, Inc. *	3,115	77,096
Concur Technologies, Inc. *	7,110	606,981
Constant Contact, Inc. *	5,318	157,094
Convergys Corp.	19,908	434,393
Conversant, Inc. *	12,798	301,777
CoreLogic, Inc. *	16,083	458,848
Cornerstone OnDemand, Inc. *	7,190	288,966
CoStar Group, Inc. *	4,266	676,374
CSG Systems International, Inc.	5,688	149,424
Dealertrack Technologies, Inc. *	6,688	265,580
Demandware, Inc. *	4,505	274,309
Dice Holdings, Inc. *	8,550	60,363
Digital River, Inc. *	6,293	99,052
DST Systems, Inc.	5,688	518,461
eBay, Inc. *	183,511	9,309,513
Electronic Arts, Inc. *	51,192	1,798,375
Ellie Mae, Inc. *	1,975	55,004
Envestnet, Inc. *	4,722	191,430
EPAM Systems, Inc. *	3,350	140,934
Epiq Systems, Inc.	4,825	58,190
Equinix, Inc. *	7,789	1,548,064
Euronet Worldwide, Inc. *	8,532	402,198
EVERTEC, Inc.	8,590	205,387
ExlService Holdings, Inc. *	4,266	120,898
Facebook, Inc., Class A *	268,096	16,970,477
FactSet Research Systems, Inc.	7,110	761,765
Fair Isaac Corp.	4,722	278,126
Fidelity National Information Services, Inc.	47,366	2,564,869
FireEye, Inc. *(a)	4,416	145,154
Fiserv, Inc. *	42,688	2,565,976
FleetCor Technologies, Inc. *	11,537	1,458,392
Forrester Research, Inc.	1,875	70,912
Fortinet, Inc. *	19,986	449,085
Gartner, Inc. *	14,220	1,010,900
Genpact Ltd. *	20,361	343,083
Global Cash Access Holdings, Inc. *	10,025	89,222
Global Eagle Entertainment, Inc. *	8,300	92,379
Global Payments, Inc.	11,918	817,098
Gogo, Inc. *(a)	3,530	63,858
Google, Inc., Class A *	44,354	25,354,964
Google, Inc., Class C *	44,154	24,769,511
Guidewire Software, Inc. *	10,491	396,245
Heartland Payment Systems, Inc.	4,865	201,654
IAC/InterActiveCorp	12,798	847,356
iGATE Corp. *	6,139	214,067
Imperva, Inc. *	3,281	68,507
Infoblox, Inc. *	7,725	100,116
Informatica Corp. *	16,242	594,295
Interactive Intelligence Group, Inc. *	1,875	95,044
International Business Machines Corp.	153,256	28,254,276
Intuit, Inc.	46,076	3,653,366
j2 Global, Inc.	7,231	342,460
Jack Henry & Associates, Inc.	14,220	824,618
Leidos Holdings, Inc.	10,846	413,775
LinkedIn Corp., Class A *	15,025	2,405,352
LogMeIn, Inc. *	3,298	140,396
Manhattan Associates, Inc. *	17,064	553,897
ManTech International Corp., Class A	7,255	213,950
MasterCard, Inc., Class A	159,715	12,210,212
MAXIMUS, Inc.	9,370	418,652
Mentor Graphics Corp.	15,132	320,647
MICROS Systems, Inc. *	12,798	683,669
Microsoft Corp.	1,184,446	48,491,219
MicroStrategy, Inc., Class A *	1,422	200,673
Monotype Imaging Holdings, Inc.	5,688	146,466
Monster Worldwide, Inc. *	15,550	88,013
NetScout Systems, Inc. *	4,778	185,721
NetSuite, Inc. *	4,313	347,153
NeuStar, Inc., Class A *	11,376	318,756
NIC, Inc.	8,532	141,375
Nuance Communications, Inc. *	37,611	608,734
OpenTable, Inc. *	3,344	226,556
Oracle Corp.	542,506	22,796,102
Pandora Media, Inc. *	25,744	631,500
Paychex, Inc.	51,192	2,104,503
Pegasystems, Inc.	5,932	125,996
Progress Software Corp. *	9,010	195,697
Proofpoint, Inc. *	4,525	144,438
PROS Holdings, Inc. *	3,350	77,050
PTC, Inc. *	18,713	688,638
Qlik Technologies, Inc. *	13,955	302,963
QuinStreet, Inc. *	8,550	47,538
Rackspace Hosting, Inc. *	17,064	622,665
RealPage, Inc. *	8,103	171,865
Red Hat, Inc. *	29,862	1,496,683
Rovi Corp. *	17,402	420,606

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Salesforce.com, Inc. *	88,523	4,658,965
Sapient Corp. *	16,210	266,654
Science Applications International Corp.	6,198	240,049
ServiceNow, Inc. *	15,287	799,663
Shutterstock, Inc. *	1,665	108,292
SolarWinds, Inc. *	9,109	356,071
Solera Holdings, Inc.	10,354	675,598
Splunk, Inc. *	13,857	580,054
SPS Commerce, Inc. *	2,308	131,302
SS&C Technologies Holdings, Inc. *	9,284	395,963
Sykes Enterprises, Inc. *	6,200	125,116
Symantec Corp.	112,921	2,483,133
Synchronoss Technologies, Inc. *	5,688	180,594
Synopsys, Inc. *	23,005	885,462
Syntel, Inc. *	1,832	148,209
Tableau Software, Inc., Class A *	5,355	310,804
Take-Two Interactive Software, Inc. *	14,220	293,359
Tangoe, Inc. *	4,625	69,190
TeleTech Holdings, Inc. *	5,758	151,896
Teradata Corp. *	25,178	1,057,224
The Ultimate Software Group, Inc. *	4,266	542,337
The Western Union Co.	96,696	1,563,574
TIBCO Software, Inc. *	23,340	502,043
TiVo, Inc. *	21,330	253,827
Total System Services, Inc.	24,709	747,694
Trulia, Inc. *(a)	5,924	228,963
Twitter, Inc. *	11,085	359,597
Tyler Technologies, Inc. *	5,688	444,403
Unisys Corp. *	7,110	166,872
United Online, Inc.	1,841	20,104
Vantiv, Inc., Class A *	23,015	713,235
VeriFone Systems, Inc. *	19,380	635,858
Verint Systems, Inc. *	7,781	360,494
VeriSign, Inc. *	22,886	1,146,131
Virtusa Corp. *	3,450	118,024
Visa, Inc., Class A	80,263	17,242,900
VMware, Inc., Class A *	12,990	1,253,535
Web.com Group, Inc. *	5,688	195,895
WebMD Health Corp. *	7,522	321,942
WEX, Inc. *	5,835	561,852
Workday, Inc., Class A *	4,772	373,982
Xerox Corp.	172,140	2,125,929
Yahoo! Inc. *	151,187	5,238,630
Yelp, Inc. *	8,991	594,755
Zillow, Inc., Class A *(a)	3,340	394,187
Zynga, Inc., Class A *	94,600	326,370

		324,094,764

Technology Hardware & Equipment 6.1%
3D Systems Corp. *(a)	14,254	721,965
ADTRAN, Inc.	9,954	223,368
Amphenol Corp., Class A	25,596	2,452,097
Anixter International, Inc.	4,313	444,239
Apple, Inc.	140,003	88,621,899
ARRIS Group, Inc. *	21,330	706,236
Arrow Electronics, Inc. *	16,283	939,529
Aruba Networks, Inc. *	15,642	289,612
Avnet, Inc.	24,174	1,053,261
AVX Corp.	10,012	134,962
Badger Meter, Inc.	1,908	94,503
Belden, Inc.	8,532	614,219
Benchmark Electronics, Inc. *	8,720	202,217
Black Box Corp.	1,975	48,131
Brocade Communications Systems, Inc. *	71,465	651,761
CalAmp Corp. *	6,232	119,031
CDW Corp.	7,748	227,869
Checkpoint Systems, Inc. *	7,540	98,020
Ciena Corp. *	14,220	275,868
Cisco Systems, Inc.	805,218	19,824,467
Cognex Corp. *	14,220	511,920
Coherent, Inc. *	4,266	255,875
CommScope Holding Co., Inc. *	7,725	204,249
Comtech Telecommunications Corp.	2,986	97,553
Corning, Inc.	217,835	4,639,885
Cray, Inc. *	4,924	138,069
Daktronics, Inc.	7,375	91,524
Diebold, Inc.	9,954	373,574
Dolby Laboratories, Inc., Class A *	7,552	313,710
DTS, Inc. *	2,950	53,424
EchoStar Corp., Class A *	5,962	304,479
Electro Rent Corp.	3,450	55,717
Electronics For Imaging, Inc. *	7,110	289,306
EMC Corp.	323,950	8,604,112
Emulex Corp. *	15,080	80,829
F5 Networks, Inc. *	12,021	1,304,879
Fabrinet *	5,700	108,414
FARO Technologies, Inc. *	4,266	181,390
FEI Co.	6,759	564,039
Finisar Corp. *	14,220	337,725
FLIR Systems, Inc.	24,174	843,914
Harmonic, Inc. *	22,928	165,999
Harris Corp.	17,358	1,340,905
Hewlett-Packard Co.	296,776	9,941,996
II-VI, Inc. *	11,396	153,390
Infinera Corp. *	28,440	258,804
Ingram Micro, Inc., Class A *	24,174	671,312
Insight Enterprises, Inc. *	7,110	193,250
InterDigital, Inc.	7,110	270,109
InvenSense, Inc. *(a)	10,086	194,660
IPG Photonics Corp. *(a)	4,360	275,116
Itron, Inc. *	5,688	218,704
Ixia *	8,571	99,595
Jabil Circuit, Inc.	31,284	588,765
JDS Uniphase Corp. *	38,394	421,182
Juniper Networks, Inc. *	83,898	2,052,145
Knowles Corp. *	13,162	371,300
Lexmark International, Inc., Class A	9,707	423,128
Littelfuse, Inc.	2,844	249,305
Measurement Specialties, Inc. *	2,008	127,568
Methode Electronics, Inc.	6,300	196,245
Motorola Solutions, Inc.	36,699	2,474,247
MTS Systems Corp.	1,853	122,669
National Instruments Corp.	15,642	447,987
NCR Corp. *	24,174	789,523
NetApp, Inc.	51,268	1,897,429
NETGEAR, Inc. *	5,688	186,965

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Newport Corp. *	5,800	107,474
OSI Systems, Inc. *	2,891	164,642
Palo Alto Networks, Inc. *	6,800	509,388
Park Electrochemical Corp.	3,216	86,382
Plantronics, Inc.	8,532	386,841
Plexus Corp. *	4,808	200,782
Polycom, Inc. *	21,460	273,615
QLogic Corp. *	9,342	92,859
QUALCOMM, Inc.	263,802	21,222,871
Quantum Corp. *	44,325	50,530
Riverbed Technology, Inc. *	25,147	510,987
Rofin-Sinar Technologies, Inc. *	4,459	103,627
Rogers Corp. *	1,908	118,792
Ruckus Wireless, Inc. *	7,540	81,432
SanDisk Corp.	38,394	3,710,012
Sanmina Corp. *	11,376	231,502
ScanSource, Inc. *	3,420	126,882
Seagate Technology plc	50,962	2,738,188
Sonus Networks, Inc. *	40,333	148,022
Super Micro Computer, Inc. *	5,732	123,238
SYNNEX Corp. *	3,300	218,163
TE Connectivity Ltd.	65,510	3,895,225
Tech Data Corp. *	7,110	423,116
Trimble Navigation Ltd. *	39,816	1,436,163
TTM Technologies, Inc. *	9,097	68,227
Ubiquiti Networks, Inc. *(a)	4,870	170,255
Universal Display Corp. *	6,230	162,977
ViaSat, Inc. *	7,110	385,575
Vishay Intertechnology, Inc.	21,801	325,271
Western Digital Corp.	33,400	2,934,190
Zebra Technologies Corp., Class A *	8,532	633,928

		202,871,295

Telecommunication Services 2.4%
AT&T, Inc.	816,456	28,959,694
Atlantic Tele-Network, Inc.	2,844	158,752
CenturyLink, Inc.	93,168	3,509,639
Cincinnati Bell, Inc. *	33,139	130,899
Cogent Communications Holdings, Inc.	7,110	260,724
Consolidated Communications Holdings, Inc.	4,266	87,112
Crown Castle International Corp.	53,347	4,093,315
Frontier Communications Corp. (a)	154,998	897,438
General Communication, Inc., Class A *	10,043	113,888
Level 3 Communications, Inc. *	25,596	1,117,265
Premiere Global Services, Inc. *	9,954	129,502
SBA Communications Corp., Class A *	20,189	2,049,183
Shenandoah Telecommunications Co.	6,032	166,544
Sprint Corp. *	134,288	1,282,450
T-Mobile US, Inc. *	39,946	1,371,346
Telephone & Data Systems, Inc.	18,486	512,247
tw telecom, Inc. *	24,174	792,665
United States Cellular Corp.	2,844	122,150
USA Mobility, Inc.	8,648	133,352
Verizon Communications, Inc.	649,678	32,457,913
Vonage Holdings Corp. *	55,512	210,946
Windstream Holdings, Inc. (a)	92,430	884,555

		79,441,579

Transportation 2.2%
Alaska Air Group, Inc.	11,376	1,120,081
Allegiant Travel Co.	2,844	327,060
AMERCO	967	266,989
American Airlines Group, Inc. *	30,264	1,215,402
ArcBest Corp.	4,615	197,384
Avis Budget Group, Inc. *	19,548	1,118,732
C.H. Robinson Worldwide, Inc.	21,371	1,279,268
Con-way, Inc.	8,618	398,238
CSX Corp.	158,364	4,655,902
Delta Air Lines, Inc.	133,916	5,344,588
Expeditors International of Washington, Inc.	32,706	1,488,450
FedEx Corp.	46,095	6,645,055
Forward Air Corp.	5,688	255,164
Genesee & Wyoming, Inc., Class A *	7,110	692,158
Hawaiian Holdings, Inc. *	9,396	145,074
Heartland Express, Inc.	7,615	164,674
Hertz Global Holdings, Inc. *	69,978	2,065,751
Hub Group, Inc., Class A *	5,816	273,526
J.B. Hunt Transport Services, Inc.	14,958	1,161,638
JetBlue Airways Corp. *	44,082	425,832
Kansas City Southern	17,088	1,837,302
Kirby Corp. *	8,532	943,213
Knight Transportation, Inc.	7,110	173,271
Landstar System, Inc.	8,532	553,983
Matson, Inc.	7,110	174,693
Norfolk Southern Corp.	49,834	5,020,775
Old Dominion Freight Line, Inc. *	10,512	672,347
Roadrunner Transportation Systems, Inc. *	3,350	87,502
Ryder System, Inc.	8,532	740,492
Saia, Inc. *	6,504	283,444
SkyWest, Inc.	7,545	86,315
Southwest Airlines Co.	109,829	2,904,977
Spirit Airlines, Inc. *	13,511	798,095
Swift Transportation Co. *	17,613	436,098
Union Pacific Corp.	71,197	14,187,426
United Continental Holdings, Inc. *	57,062	2,531,841
United Parcel Service, Inc., Class B	112,485	11,684,942
UTi Worldwide, Inc.	17,064	166,374
Werner Enterprises, Inc.	6,276	165,686
Wesco Aircraft Holdings, Inc. *	7,386	160,572
XPO Logistics, Inc. *	8,065	202,673

		73,052,987

Utilities 3.1%
AES Corp.	99,951	1,409,309
AGL Resources, Inc.	17,661	942,744
ALLETE, Inc.	7,110	353,154
Alliant Energy Corp.	17,064	994,831
Ameren Corp.	37,430	1,472,870
American Electric Power Co., Inc.	76,788	4,096,640
American States Water Co.	5,688	172,233
American Water Works Co., Inc.	27,021	1,313,491

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aqua America, Inc.	26,418	670,489
Atmos Energy Corp.	14,220	712,422
Avista Corp.	11,376	356,183
Black Hills Corp.	6,212	358,246
California Water Service Group	6,076	134,037
Calpine Corp. *	61,152	1,426,065
CenterPoint Energy, Inc.	65,971	1,591,220
Chesapeake Utilities Corp.	2,093	136,903
Cleco Corp.	8,932	464,732
CMS Energy Corp.	42,660	1,269,135
Connecticut Water Service, Inc.	3,098	99,353
Consolidated Edison, Inc.	45,504	2,503,175
Dominion Resources, Inc.	92,768	6,397,281
DTE Energy Co.	27,702	2,108,676
Duke Energy Corp.	109,770	7,802,452
Dynegy, Inc. *	15,874	534,954
Edison International	50,276	2,772,219
El Paso Electric Co.	7,110	270,962
Entergy Corp.	28,440	2,144,945
Exelon Corp.	134,048	4,936,988
FirstEnergy Corp.	65,492	2,214,939
Great Plains Energy, Inc.	23,258	591,916
Hawaiian Electric Industries, Inc. (a)	14,220	341,991
IDACORP, Inc.	8,532	467,810
Integrys Energy Group, Inc.	11,776	682,890
ITC Holdings Corp.	28,062	1,027,069
MDU Resources Group, Inc.	28,946	980,690
MGE Energy, Inc.	4,758	178,615
Middlesex Water Co.	3,116	63,785
National Fuel Gas Co.	12,884	966,300
New Jersey Resources Corp.	7,110	391,121
NextEra Energy, Inc.	68,670	6,685,711
NiSource, Inc.	47,666	1,781,278
Northeast Utilities	48,967	2,223,102
Northwest Natural Gas Co.	5,688	257,496
NorthWestern Corp.	5,688	273,024
NRG Energy, Inc.	50,123	1,786,384
NRG Yield, Inc., Class A (a)	3,116	146,172
OGE Energy Corp.	29,440	1,081,331
ONE Gas, Inc.	8,049	294,835
Ormat Technologies, Inc.	6,103	181,747
Otter Tail Corp.	4,622	132,097
Pepco Holdings, Inc.	40,108	1,110,992
PG&E Corp.	72,536	3,327,226
Piedmont Natural Gas Co., Inc.	10,554	377,728
Pinnacle West Capital Corp.	17,064	945,687
PNM Resources, Inc.	12,798	364,231
Portland General Electric Co.	11,376	376,204
PPL Corp.	102,672	3,602,760
Public Service Enterprise Group, Inc.	79,632	3,102,463
Questar Corp.	27,171	654,006
SCANA Corp.	22,804	1,185,808
Sempra Energy	35,550	3,567,442
SJW Corp.	6,553	177,193
South Jersey Industries, Inc.	5,688	327,174
Southwest Gas Corp.	7,110	372,280
TECO Energy, Inc.	29,862	515,717
The Empire District Electric Co.	6,044	145,116
The Laclede Group, Inc.	5,196	242,549
The Southern Co.	140,018	6,129,988
UGI Corp.	17,064	830,505
UIL Holdings Corp.	9,033	333,950
Unitil Corp.	4,726	158,226
UNS Energy Corp.	5,688	344,522
Vectren Corp.	12,798	510,384
Westar Energy, Inc.	18,972	683,941
WGL Holdings, Inc.	8,532	345,973
Wisconsin Energy Corp.	36,972	1,682,965
Xcel Energy, Inc.	78,264	2,407,401

		104,018,443

Total Common Stock
(Cost $2,602,004,270)		3,320,270,971

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 3000 ETF	5,000	574,550

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	1,315,038	1,315,038

Total Other Investment Companies
(Cost $1,784,529)		1,889,588

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(c)(d)	8,528	21,490

Total Rights
(Cost $21,490)		21,490

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	14,783,137	14,783,137

Total Collateral Invested for Securities on Loan
(Cost $14,783,137)		14,783,137

End of Collateral Invested for Securities on Loan

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

At 05/31/14, the tax basis cost of the fund’s investments was $2,604,790,666 and the unrealized appreciation and depreciation were $736,406,459 and ($19,015,076), respectively, with a net unrealized appreciation of $717,391,383.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,057,975. Non-Cash Collateral received for securities on loan amounted to $790,484.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,490 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,320,270,971	$—	$—	$3,320,270,971
Other Investment Companies[1]	1,889,588	—	—	1,889,588
Rights[1]	—	—	21,490	21,490

Total	$3,322,160,559	$—	$21,490	$3,322,182,049

Other Financial Instruments
Collateral Invested for Securities on Loan	$14,783,137	$—	$—	$14,783,137

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2013	(Losses)	(Losses)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$21,490	$—	$—	$—	$21,490

Total	$—	$—	$—	$21,490	$—	$—	$—	$21,490

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG54093MAY14

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	2,171,789,528	2,770,362,672
0.1%	Other Investment Companies	1,881,106	1,964,988

99.9%	Total Investments	2,173,670,634	2,772,327,660
0.1%	Collateral Invested for Securities on Loan	3,058,607	3,058,607
0.0%	Other Assets and Liabilities, Net		268,592

100.0%	Net Assets		2,775,654,859

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Allison Transmission Holdings, Inc.	18,624	576,785
Autoliv, Inc.	14,141	1,498,946
BorgWarner, Inc.	33,128	2,083,420
Delphi Automotive plc	41,177	2,843,683
Ford Motor Co.	583,227	9,588,252
General Motors Co.	191,760	6,631,061
Harley-Davidson, Inc.	32,613	2,323,350
Johnson Controls, Inc.	100,205	4,845,914
Lear Corp.	11,727	1,032,562
Tesla Motors, Inc. *	11,965	2,485,968
TRW Automotive Holdings Corp. *	16,579	1,407,060

		35,317,001

Banks 5.6%
Bank of America Corp.	1,561,600	23,642,624
BB&T Corp.	103,192	3,913,041
BOK Financial Corp.	2,752	172,771
CIT Group, Inc.	29,846	1,327,550
Citigroup, Inc.	449,369	21,376,483
Comerica, Inc.	26,697	1,280,655
Cullen/Frost Bankers, Inc.	7,559	565,867
Fifth Third Bancorp	124,678	2,579,588
First Republic Bank	17,802	905,410
Hudson City Bancorp, Inc.	66,663	651,298
Huntington Bancshares, Inc.	119,424	1,107,060
JPMorgan Chase & Co.	559,278	31,079,078
KeyCorp	133,008	1,820,880
M&T Bank Corp.	19,779	2,400,577
New York Community Bancorp, Inc.	64,040	978,531
Ocwen Financial Corp. *	16,902	592,753
People’s United Financial, Inc.	45,992	660,905
Regions Financial Corp.	212,473	2,165,100
SunTrust Banks, Inc.	79,845	3,059,660
The PNC Financial Services Group, Inc.	79,801	6,804,631
U.S. Bancorp	268,415	11,324,429
Wells Fargo & Co.	705,981	35,849,715
Zions Bancorp	28,169	805,352

		155,063,958

Capital Goods 8.0%
3M Co.	92,992	13,256,010
AGCO Corp.	12,958	699,214
AMETEK, Inc.	35,861	1,903,502
B/E Aerospace, Inc. *	14,063	1,360,595
Carlisle Cos., Inc.	8,913	756,357
Caterpillar, Inc.	94,326	9,642,947
Chicago Bridge & Iron Co. N.V.	16,696	1,359,054
Colfax Corp. *	13,901	1,011,854
Cummins, Inc.	25,526	3,903,691
Danaher Corp.	88,883	6,971,094
Deere & Co.	54,375	4,957,369
Donaldson Co., Inc.	19,580	797,493
Dover Corp.	24,684	2,151,951
Eaton Corp. plc	70,383	5,186,523
Emerson Electric Co.	104,208	6,953,800
Fastenal Co.	40,034	1,951,657
Flowserve Corp.	20,066	1,479,667
Fluor Corp.	24,162	1,814,083
Fortune Brands Home & Security, Inc.	24,623	984,428
General Dynamics Corp.	47,796	5,645,663
General Electric Co.	1,480,699	39,667,926
Honeywell International, Inc.	116,063	10,811,268
Hubbell, Inc., Class B	7,805	913,185
IDEX Corp.	11,538	884,734
Illinois Tool Works, Inc.	57,415	4,969,268
Ingersoll-Rand plc	39,290	2,350,328
Jacobs Engineering Group, Inc. *	19,527	1,075,352
Joy Global, Inc.	15,678	895,998
KBR, Inc.	21,708	527,287
L-3 Communications Holdings, Inc.	12,762	1,546,372
Lincoln Electric Holdings, Inc.	12,060	792,221
Lockheed Martin Corp.	39,934	6,535,199
Masco Corp.	53,072	1,130,434
MSC Industrial Direct Co., Inc., Class A	6,920	636,432
Nordson Corp.	8,727	711,600
Northrop Grumman Corp.	32,284	3,924,120
Oshkosh Corp.	12,451	672,977
Owens Corning	15,315	628,068
PACCAR, Inc.	51,858	3,285,723
Pall Corp.	16,304	1,381,601
Parker Hannifin Corp.	21,750	2,723,752
Pentair Ltd. - Reg’d	29,055	2,168,665
Precision Castparts Corp.	21,748	5,501,809
Quanta Services, Inc. *	31,949	1,084,669
Raytheon Co.	46,607	4,547,445

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rockwell Automation, Inc.	21,103	2,555,151
Rockwell Collins, Inc.	19,622	1,550,923
Roper Industries, Inc.	14,472	2,050,393
Sensata Technologies Holding N.V. *	24,339	1,043,900
Snap-on, Inc.	8,448	990,697
SPX Corp.	6,483	678,381
Stanley Black & Decker, Inc.	23,198	2,027,505
Textron, Inc.	41,074	1,610,922
The Boeing Co.	100,677	13,616,564
The Timken Co.	11,238	721,704
TransDigm Group, Inc.	7,456	1,407,022
United Rentals, Inc. *	13,432	1,357,304
United Technologies Corp.	124,392	14,456,838
Valmont Industries, Inc.	3,839	594,853
W.W. Grainger, Inc.	8,896	2,298,460
WABCO Holdings, Inc. *	8,888	948,972
Wabtec Corp.	14,173	1,115,982
Xylem, Inc.	26,640	993,672

		222,172,628

Commercial & Professional Services 0.8%
Cintas Corp.	14,856	922,855
Copart, Inc. *	16,459	585,447
Equifax, Inc.	17,762	1,257,372
IHS, Inc., Class A *	8,881	1,118,207
Iron Mountain, Inc.	23,356	727,306
Manpowergroup, Inc.	11,252	922,439
Nielsen N.V.	36,946	1,783,014
Republic Services, Inc.	39,416	1,395,326
Robert Half International, Inc.	19,002	866,301
Rollins, Inc.	11,221	344,148
Stericycle, Inc. *	12,648	1,446,552
The ADT Corp.	29,152	938,694
The Dun & Bradstreet Corp.	6,101	629,928
Towers Watson & Co., Class A	9,178	1,032,617
Tyco International Ltd.	67,536	2,947,271
Verisk Analytics, Inc., Class A *	21,843	1,292,887
Waste Connections, Inc.	19,622	894,174
Waste Management, Inc.	63,453	2,835,080

		21,939,618

Consumer Durables & Apparel 1.4%
Carter’s, Inc.	8,600	620,318
Coach, Inc.	41,115	1,673,792
D.R. Horton, Inc.	40,415	957,027
Fossil Group, Inc. *	6,852	717,815
Garmin Ltd.	17,785	1,047,714
Hanesbrands, Inc.	14,792	1,254,805
Hasbro, Inc.	16,884	906,671
Jarden Corp. *	19,375	1,096,237
Leggett & Platt, Inc.	20,502	695,428
Lennar Corp., Class A	28,326	1,158,533
Lululemon Athletica, Inc. *	15,154	676,323
Mattel, Inc.	50,955	1,978,583
Michael Kors Holdings Ltd. *	26,062	2,459,732
Mohawk Industries, Inc. *	8,791	1,192,587
Newell Rubbermaid, Inc.	42,879	1,255,497
NIKE, Inc., Class B	109,601	8,429,413
NVR, Inc. *	584	650,366
Polaris Industries, Inc.	10,041	1,294,486
PulteGroup, Inc.	51,944	1,016,025
PVH Corp.	12,131	1,596,804
Ralph Lauren Corp.	8,667	1,330,211
Toll Brothers, Inc. *	22,377	810,495
Tupperware Brands Corp.	6,874	575,491
Under Armour, Inc., Class A *	22,524	1,143,994
VF Corp.	51,084	3,219,314
Whirlpool Corp.	11,424	1,639,915

		39,397,576

Consumer Services 2.0%
Aramark	5,368	141,608
Burger King Worldwide, Inc.	7,719	198,301
Carnival Corp.	63,600	2,545,908
Chipotle Mexican Grill, Inc. *	4,713	2,578,435
Darden Restaurants, Inc.	18,542	929,325
Dunkin’ Brands Group, Inc.	15,275	683,709
Extended Stay America, Inc.	11,378	251,454
H&R Block, Inc.	39,208	1,167,614
Hilton Worldwide Holdings, Inc. *	17,267	390,579
Hyatt Hotels Corp., Class A *	8,861	541,939
International Game Technology	37,896	475,595
Las Vegas Sands Corp.	56,342	4,311,290
Marriott International, Inc., Class A	33,064	2,037,404
McDonald’s Corp.	145,938	14,802,491
MGM Resorts International *	48,545	1,250,034
Norwegian Cruise Line Holdings Ltd. *	14,301	482,659
Panera Bread Co., Class A *	4,094	628,879
Penn National Gaming, Inc. *	9,833	114,653
Royal Caribbean Cruises Ltd.	23,540	1,301,527
Starbucks Corp.	111,577	8,171,899
Starwood Hotels & Resorts Worldwide, Inc.	28,192	2,251,131
Wyndham Worldwide Corp.	19,392	1,433,651
Wynn Resorts Ltd.	11,756	2,527,187
Yum! Brands, Inc.	65,161	5,037,597

		54,254,869

Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	7,711	1,454,295
American Express Co.	135,165	12,367,598
Ameriprise Financial, Inc.	28,568	3,217,042
Berkshire Hathaway, Inc., Class B *	265,879	34,122,911
BlackRock, Inc.	18,364	5,599,184
Capital One Financial Corp.	85,275	6,727,345
CME Group, Inc.	45,875	3,303,000
Discover Financial Services	70,493	4,168,251
Eaton Vance Corp.	18,154	674,421
Franklin Resources, Inc.	59,120	3,264,015
IntercontinentalExchange Group, Inc.	17,208	3,379,651
Invesco Ltd.	63,576	2,333,239
Legg Mason, Inc.	14,768	721,269
Leucadia National Corp.	45,496	1,166,972
LPL Financial Holdings, Inc.	11,586	543,383
McGraw Hill Financial, Inc.	39,819	3,256,000
Moody’s Corp.	27,104	2,318,476
Morgan Stanley	207,265	6,396,198

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MSCI, Inc. *	18,606	803,035
Navient Corp. *	63,311	1,000,314
Northern Trust Corp.	32,870	1,985,348
Raymond James Financial, Inc.	17,718	857,551
Santander Consumer USA Holdings, Inc.	11,165	219,392
SEI Investments Co.	21,176	697,326
SLM Corp.	63,311	545,108
State Street Corp.	63,164	4,122,714
T. Rowe Price Group, Inc.	38,942	3,174,941
TD Ameritrade Holding Corp.	34,370	1,042,786
The Bank of New York Mellon Corp.	167,634	5,793,431
The Charles Schwab Corp. (b)	173,762	4,380,540
The Goldman Sachs Group, Inc.	62,385	9,969,747
The NASDAQ OMX Group, Inc.	18,818	713,202
Voya Financial, Inc.	20,299	726,704

		131,045,389

Energy 10.2%
Anadarko Petroleum Corp.	74,270	7,639,412
Antero Resources Corp. *	5,257	323,306
Apache Corp.	58,720	5,473,878
Baker Hughes, Inc.	64,223	4,529,006
Cabot Oil & Gas Corp.	62,753	2,274,169
Cameron International Corp. *	34,502	2,206,403
Cheniere Energy, Inc. *	32,185	2,192,120
Chesapeake Energy Corp.	73,201	2,102,333
Chevron Corp.	281,585	34,575,822
Cimarex Energy Co.	12,503	1,614,512
Cobalt International Energy, Inc. *	42,997	795,015
Concho Resources, Inc. *	16,316	2,150,449
ConocoPhillips	180,181	14,403,669
CONSOL Energy, Inc.	32,651	1,442,195
Continental Resources, Inc. *	6,194	869,390
Core Laboratories N.V.	6,464	1,033,270
CVR Energy, Inc. (a)	5,025	236,477
Denbury Resources, Inc.	53,589	905,118
Devon Energy Corp.	55,911	4,131,823
Diamond Offshore Drilling, Inc. (a)	9,948	507,945
Dresser-Rand Group, Inc. *	10,972	671,486
Ensco plc, Class A	33,792	1,779,487
EOG Resources, Inc.	80,074	8,471,829
EQT Corp.	21,708	2,320,151
Exxon Mobil Corp.	637,837	64,121,754
FMC Technologies, Inc. *	34,974	2,030,590
Halliburton Co.	125,987	8,143,800
Helmerich & Payne, Inc.	15,304	1,682,675
Hess Corp.	40,255	3,675,281
HollyFrontier Corp.	30,557	1,504,932
Kinder Morgan, Inc.	98,170	3,277,896
Marathon Oil Corp.	102,969	3,774,844
Marathon Petroleum Corp.	44,006	3,933,696
Murphy Oil Corp.	25,584	1,577,765
Nabors Industries Ltd.	37,808	991,704
National Oilwell Varco, Inc.	63,421	5,192,277
Noble Corp. plc	36,464	1,147,157
Noble Energy, Inc.	54,100	3,898,987
Oasis Petroleum, Inc. *	13,743	680,279
Occidental Petroleum Corp.	116,759	11,639,705
Oceaneering International, Inc.	15,679	1,129,672
Oil States International, Inc. *	7,868	846,439
ONEOK, Inc.	30,468	1,964,881
Peabody Energy Corp.	39,872	644,332
Phillips 66	86,334	7,320,260
Pioneer Natural Resources Co.	20,853	4,382,466
QEP Resources, Inc.	25,427	812,138
Range Resources Corp.	24,120	2,241,954
Rowan Cos. plc, Class A	19,466	602,667
Schlumberger Ltd.	194,075	20,191,563
SM Energy Co.	9,648	731,415
Southwestern Energy Co. *	53,314	2,424,188
Spectra Energy Corp.	100,767	4,089,125
Superior Energy Services, Inc.	22,914	760,516
Tesoro Corp.	20,979	1,179,020
The Williams Cos., Inc.	102,451	4,811,099
Transocean Ltd. (a)	49,476	2,102,235
Valero Energy Corp.	78,857	4,419,935
Weatherford International Ltd. *	112,941	2,449,690
Whiting Petroleum Corp. *	17,062	1,225,905

		284,252,107

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	64,679	7,504,057
CVS Caremark Corp.	174,559	13,671,461
Safeway, Inc.	33,237	1,141,359
Sprouts Farmers Market, Inc. *	13,531	366,690
Sysco Corp.	87,236	3,273,967
The Kroger Co.	75,107	3,585,608
Wal-Mart Stores, Inc.	238,906	18,340,814
Walgreen Co.	129,061	9,280,776
Whole Foods Market, Inc.	54,361	2,078,765

		59,243,497

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	295,129	12,265,561
Archer-Daniels-Midland Co.	97,010	4,359,629
Brown-Forman Corp., Class B	23,539	2,181,359
Bunge Ltd.	21,396	1,662,683
Campbell Soup Co.	25,753	1,182,063
Coca-Cola Enterprises, Inc.	36,283	1,655,956
ConAgra Foods, Inc.	61,918	1,999,951
Constellation Brands, Inc., Class A *	24,192	2,035,273
Dr. Pepper Snapple Group, Inc.	29,158	1,682,417
Flowers Foods, Inc.	27,017	563,304
General Mills, Inc.	93,096	5,113,763
Hormel Foods Corp.	20,516	1,009,592
Ingredion, Inc.	11,539	878,695
Kellogg Co.	37,744	2,603,581
Keurig Green Mountain, Inc.	18,906	2,132,219
Kraft Foods Group, Inc.	87,376	5,195,377
Lorillard, Inc.	54,532	3,390,254
McCormick & Co., Inc. Non-Voting Shares	19,296	1,395,294
Mead Johnson Nutrition Co.	29,290	2,620,576
Molson Coors Brewing Co., Class B	22,914	1,506,137
Mondelez International, Inc., Class A	250,025	9,405,941
Monster Beverage Corp. *	19,688	1,365,953
PepsiCo, Inc.	225,211	19,892,888
Philip Morris International, Inc.	234,694	20,779,807
Reynolds American, Inc.	46,207	2,755,323
The Coca-Cola Co.	558,186	22,835,389

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Hershey Co.	21,869	2,128,729
The Hillshire Brands Co.	18,521	986,799
The J.M. Smucker Co.	15,151	1,554,493
Tyson Foods, Inc., Class A	39,401	1,672,967

		138,811,973

Health Care Equipment & Services 4.4%
Abbott Laboratories	229,538	9,183,815
Aetna, Inc.	54,329	4,213,214
AmerisourceBergen Corp.	33,211	2,430,381
Baxter International, Inc.	79,311	5,901,531
Becton Dickinson & Co.	28,351	3,336,913
Boston Scientific Corp. *	193,558	2,483,349
C.R. Bard, Inc.	11,442	1,692,386
Cardinal Health, Inc.	51,290	3,622,613
CareFusion Corp. *	30,960	1,329,113
Cerner Corp. *	43,511	2,351,770
Cigna Corp.	41,264	3,704,682
Community Health Systems, Inc. *	17,717	740,039
Covidien plc	66,988	4,897,493
DaVita HealthCare Partners, Inc. *	25,665	1,811,692
DENTSPLY International, Inc.	21,728	1,027,517
Edwards Lifesciences Corp. *	16,049	1,303,179
Envision Healthcare Holdings, Inc. *	10,074	347,352
Express Scripts Holding Co. *	114,775	8,202,969
HCA Holdings, Inc. *	47,138	2,497,843
Henry Schein, Inc. *	12,486	1,493,950
Hologic, Inc. *	41,092	1,004,288
Humana, Inc.	22,341	2,780,561
IDEXX Laboratories, Inc. *	7,526	966,940
Intuitive Surgical, Inc. *	5,575	2,061,300
Laboratory Corp. of America Holdings *	12,869	1,320,102
McKesson Corp.	34,034	6,454,208
MEDNAX, Inc. *	15,312	882,431
Medtronic, Inc.	147,711	9,014,802
Omnicare, Inc.	14,965	951,026
Patterson Cos., Inc.	12,737	498,781
Premier, Inc., Class A *	4,130	122,413
Quest Diagnostics, Inc.	21,998	1,317,460
ResMed, Inc. (a)	20,154	1,008,909
Sirona Dental Systems, Inc. *	8,728	656,520
St. Jude Medical, Inc.	42,219	2,740,013
Stryker Corp.	42,874	3,622,424
Tenet Healthcare Corp. *	16,249	763,703
The Cooper Cos., Inc.	6,891	889,077
UnitedHealth Group, Inc.	145,614	11,595,243
Universal Health Services, Inc., Class B	12,443	1,114,520
Varian Medical Systems, Inc. *	15,720	1,296,114
Veeva Systems, Inc., Class A *	1,854	38,860
WellPoint, Inc.	41,432	4,489,572
Zimmer Holdings, Inc.	24,950	2,603,532

		120,764,600

Household & Personal Products 2.0%
Avon Products, Inc.	64,564	922,620
Church & Dwight Co., Inc.	19,822	1,372,277
Colgate-Palmolive Co.	129,148	8,833,723
Coty, Inc., Class A	7,986	133,207
Energizer Holdings, Inc.	9,138	1,060,008
Herbalife Ltd. (a)	12,286	796,501
Kimberly-Clark Corp.	56,794	6,380,806
The Clorox Co.	18,546	1,662,093
The Estee Lauder Cos., Inc., Class A	37,070	2,840,303
The Procter & Gamble Co.	400,217	32,333,531

		56,335,069

Insurance 3.1%
ACE Ltd.	49,880	5,173,055
Aflac, Inc.	66,392	4,065,182
Alleghany Corp. *	2,511	1,057,432
American Financial Group, Inc.	10,071	587,945
American International Group, Inc.	216,316	11,696,206
Aon plc	44,138	3,969,772
Arch Capital Group Ltd. *	17,091	972,991
Arthur J. Gallagher & Co.	22,458	1,029,250
Axis Capital Holdings Ltd.	14,632	672,926
Brown & Brown, Inc.	18,427	556,311
Cincinnati Financial Corp.	23,097	1,132,215
CNA Financial Corp.	4,996	200,739
Erie Indemnity Co., Class A	3,687	279,217
Everest Re Group Ltd.	6,839	1,094,377
Fidelity National Financial, Inc., Class A	40,191	1,339,968
Genworth Financial, Inc., Class A *	70,992	1,206,154
HCC Insurance Holdings, Inc.	15,206	714,378
Lincoln National Corp.	37,667	1,806,509
Loews Corp.	43,984	1,897,030
Markel Corp. *	2,169	1,388,637
Marsh & McLennan Cos., Inc.	81,109	4,077,349
MetLife, Inc.	166,044	8,456,621
PartnerRe Ltd.	6,771	727,002
Principal Financial Group, Inc.	40,262	1,883,054
Prudential Financial, Inc.	68,253	5,607,666
Reinsurance Group of America, Inc.	9,980	780,037
RenaissanceRe Holdings Ltd.	6,606	688,147
The Allstate Corp.	67,303	3,921,073
The Chubb Corp.	35,606	3,299,252
The Hartford Financial Services Group, Inc.	66,458	2,302,770
The Progressive Corp.	82,205	2,057,591
The Travelers Cos., Inc.	52,002	4,859,587
Torchmark Corp.	12,723	1,029,672
Unum Group	37,126	1,258,943
Validus Holdings Ltd.	14,242	531,654
W.R. Berkley Corp.	15,962	711,426
White Mountains Insurance Group Ltd.	891	526,153
Willis Group Holdings plc	26,058	1,092,873
XL Group plc	41,648	1,351,894

		86,003,058

Materials 3.7%
Air Products & Chemicals, Inc.	30,888	3,705,633
Airgas, Inc.	9,281	986,756
Albemarle Corp.	11,651	806,133
Alcoa, Inc.	172,306	2,345,085
Ashland, Inc.	10,313	1,062,239
Avery Dennison Corp.	14,026	711,118

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ball Corp.	20,951	1,264,602
Bemis Co., Inc.	15,678	649,226
Celanese Corp., Series A	22,924	1,437,335
CF Industries Holdings, Inc.	8,107	1,972,514
Crown Holdings, Inc. *	20,522	1,002,500
E.I. du Pont de Nemours & Co.	137,148	9,505,728
Eastman Chemical Co.	23,206	2,048,162
Ecolab, Inc.	40,183	4,387,582
FMC Corp.	19,675	1,506,318
Freeport-McMoRan Copper & Gold, Inc.	152,369	5,188,164
Huntsman Corp.	27,808	742,196
International Flavors & Fragrances, Inc.	12,060	1,197,076
International Paper Co.	65,313	3,110,858
LyondellBasell Industries N.V., Class A	63,748	6,347,388
Martin Marietta Materials, Inc.	6,737	827,304
MeadWestvaco Corp.	25,480	1,033,978
Monsanto Co.	77,822	9,482,611
Newmont Mining Corp.	76,791	1,757,746
Nucor Corp.	47,610	2,410,494
Owens-Illinois, Inc. *	25,706	854,210
Packaging Corp. of America	13,873	959,457
PPG Industries, Inc.	20,300	4,092,683
Praxair, Inc.	43,953	5,812,345
Reliance Steel & Aluminum Co.	11,399	820,158
Rock-Tenn Co., Class A	10,234	1,033,941
Rockwood Holdings, Inc.	11,112	848,623
Royal Gold, Inc.	8,884	557,205
RPM International, Inc.	18,787	809,156
Sealed Air Corp.	28,979	954,279
Sigma-Aldrich Corp.	17,198	1,694,519
The Dow Chemical Co.	178,634	9,310,404
The Mosaic Co.	49,656	2,482,303
The Sherwin-Williams Co.	12,587	2,575,426
The Valspar Corp.	12,102	903,535
Valhi, Inc.	2,748	15,774
Vulcan Materials Co.	18,452	1,125,018
W.R. Grace & Co. *	11,111	1,023,101
Westlake Chemical Corp.	6,164	498,359

		101,859,242

Media 3.8%
AMC Networks, Inc., Class A *	9,154	566,449
Cablevision Systems Corp., Class A	33,474	590,147
CBS Corp., Class B Non-Voting Shares	82,116	4,894,935
Charter Communications, Inc., Class A *	9,799	1,402,629
Comcast Corp., Class A	384,479	20,069,804
DIRECTV *	70,011	5,771,707
Discovery Communications, Inc., Class A *	32,797	2,524,057
DISH Network Corp., Class A *	30,554	1,792,298
Gannett Co., Inc.	34,421	956,560
Lamar Advertising Co., Class A	9,269	457,332
Liberty Global plc, Class A *	51,878	2,335,548
Liberty Global plc, Series C *	57,548	2,463,054
Liberty Media Corp., Class A *	14,878	1,891,440
News Corp., Class A *	72,547	1,237,652
Omnicom Group, Inc.	37,789	2,688,687
Scripps Networks Interactive, Inc., Class A	15,900	1,215,714
Sirius XM Holdings, Inc. *	441,491	1,448,090
The Interpublic Group of Cos., Inc.	61,553	1,176,893
The Madison Square Garden Co., Class A *	8,539	468,364
The Walt Disney Co.	239,811	20,146,522
Time Warner Cable, Inc.	41,151	5,808,875
Time Warner, Inc.	131,331	9,170,844
Twenty-First Century Fox, Inc., Class A	287,821	10,191,742
Viacom, Inc., Class B	58,088	4,956,649

		104,225,992

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	233,998	12,713,111
Actavis plc *	25,539	5,402,520
Agilent Technologies, Inc.	50,500	2,875,470
Alexion Pharmaceuticals, Inc. *	29,150	4,848,228
Allergan, Inc.	44,112	7,386,996
Amgen, Inc.	111,059	12,881,733
Biogen Idec, Inc. *	35,100	11,209,887
BioMarin Pharmaceutical, Inc. *	20,919	1,212,465
Bristol-Myers Squibb Co.	242,645	12,069,162
Celgene Corp. *	59,815	9,153,489
Covance, Inc. *	8,442	707,946
Eli Lilly & Co.	146,839	8,789,783
Endo International plc *	19,933	1,407,071
Forest Laboratories, Inc. *	35,287	3,344,502
Gilead Sciences, Inc. *	226,993	18,434,102
Hospira, Inc. *	25,389	1,248,377
Illumina, Inc. *	18,754	2,967,821
Incyte Corp., Ltd. *	22,439	1,111,852
Johnson & Johnson	417,354	42,344,737
Medivation, Inc. *	12,036	876,582
Merck & Co., Inc.	434,472	25,138,550
Mettler-Toledo International, Inc. *	4,228	1,035,945
Mylan, Inc. *	55,591	2,770,655
PerkinElmer, Inc.	16,888	759,453
Perrigo Co., plc	19,500	2,694,900
Pfizer, Inc.	942,052	27,913,001
Pharmacyclics, Inc. *	9,698	861,473
Quintiles Transnational Holdings, Inc. *	7,594	387,142
Regeneron Pharmaceuticals, Inc. *	11,473	3,521,752
Seattle Genetics, Inc. *	16,070	536,256
Thermo Fisher Scientific, Inc.	58,013	6,782,300
Vertex Pharmaceuticals, Inc. *	35,704	2,579,971
Waters Corp. *	12,411	1,243,086
Zoetis, Inc.	72,483	2,225,228

		239,435,546

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	10,254	780,227
American Campus Communities, Inc.	14,852	576,852
American Capital Agency Corp.	56,978	1,352,088
American Tower Corp.	57,888	5,188,501
Annaly Capital Management, Inc.	137,937	1,626,277

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apartment Investment & Management Co., Class A	20,936	659,065
AvalonBay Communities, Inc.	18,477	2,620,778
Boston Properties, Inc.	22,287	2,689,595
Brixmor Property Group, Inc.	9,668	210,279
Camden Property Trust	12,060	847,094
CBRE Group, Inc., Class A *	40,341	1,203,775
Corrections Corp. of America	16,053	522,204
DDR Corp.	45,251	783,295
Digital Realty Trust, Inc. (a)	20,685	1,189,388
Duke Realty Corp.	46,432	821,846
Equity Residential	48,772	3,014,110
Essex Property Trust, Inc.	9,003	1,629,183
Extra Space Storage, Inc.	15,966	835,820
Federal Realty Investment Trust	9,648	1,153,129
General Growth Properties, Inc.	80,838	1,926,370
HCP, Inc.	66,800	2,788,900
Health Care REIT, Inc.	44,314	2,801,974
Host Hotels & Resorts, Inc.	115,436	2,547,673
Jones Lang LaSalle, Inc.	6,220	754,424
Kilroy Realty Corp.	11,689	708,120
Kimco Realty Corp.	59,137	1,355,420
Liberty Property Trust	20,772	804,084
National Retail Properties, Inc.	18,229	637,650
Plum Creek Timber Co., Inc.	26,799	1,208,635
Prologis, Inc.	72,216	2,997,686
Public Storage	21,287	3,669,453
Rayonier, Inc.	18,090	861,084
Realogy Holdings Corp. *	21,126	785,465
Realty Income Corp.	33,366	1,444,748
Regency Centers Corp.	13,266	708,404
Senior Housing Properties Trust	32,280	774,074
Simon Property Group, Inc.	46,887	7,804,810
SL Green Realty Corp.	13,926	1,524,758
Taubman Centers, Inc.	8,956	670,804
The Macerich Co.	20,631	1,362,471
UDR, Inc.	36,354	1,000,462
Ventas, Inc.	42,526	2,840,737
Vornado Realty Trust	25,381	2,717,798
Washington Prime Group, Inc. *	23,443	466,291
Weingarten Realty Investors	16,034	509,721
Weyerhaeuser Co.	85,095	2,673,685
WP Carey, Inc.	7,875	501,165

		76,550,372

Retailing 4.1%
Abercrombie & Fitch Co., Class A	10,465	397,775
Advance Auto Parts, Inc.	10,871	1,349,852
Amazon.com, Inc. *	55,147	17,236,195
AutoNation, Inc. *	9,163	523,849
AutoZone, Inc. *	4,880	2,598,600
Bed Bath & Beyond, Inc. *	32,273	1,963,812
Best Buy Co., Inc.	39,969	1,105,543
CarMax, Inc. *	33,017	1,462,983
Dick’s Sporting Goods, Inc.	14,757	655,949
Dillard’s, Inc., Class A	3,223	363,393
Dollar General Corp. *	42,885	2,306,355
Dollar Tree, Inc. *	31,494	1,670,127
Expedia, Inc.	15,681	1,149,417
Family Dollar Stores, Inc.	13,650	799,890
Foot Locker, Inc.	21,160	1,019,489
GameStop Corp., Class A	16,986	642,920
Genuine Parts Co.	22,186	1,915,317
Groupon, Inc. *	53,982	317,414
Kohl’s Corp.	29,281	1,594,058
L Brands, Inc.	35,426	2,033,098
Lands’ End, Inc. *(a)	7,739	214,835
Liberty Interactive Corp., Class A *	70,525	2,054,393
LKQ Corp. *	43,416	1,204,360
Lowe’s Cos., Inc.	153,510	7,227,251
Macy’s, Inc.	54,679	3,274,725
Netflix, Inc. *	8,840	3,693,617
Nordstrom, Inc.	21,185	1,441,851
O’Reilly Automotive, Inc. *	15,813	2,339,533
PetSmart, Inc.	14,869	854,521
Ross Stores, Inc.	31,581	2,161,720
Sally Beauty Holdings, Inc. *	22,234	569,635
Sears Holdings Corp. *(a)	6,289	264,484
Signet Jewelers Ltd.	12,093	1,282,946
Staples, Inc.	94,591	1,064,149
Target Corp.	94,109	5,341,627
The Gap, Inc.	40,173	1,656,333
The Home Depot, Inc.	208,109	16,696,585
The Priceline Group, Inc. *	7,738	9,894,039
Tiffany & Co.	15,982	1,588,771
TJX Cos., Inc.	104,751	5,703,692
Tractor Supply Co.	20,667	1,343,768
TripAdvisor, Inc. *	16,401	1,593,685
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,111	773,524
Urban Outfitters, Inc. *	15,765	528,443
Williams-Sonoma, Inc.	13,309	890,638

		114,765,161

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	47,136	1,561,616
Analog Devices, Inc.	47,187	2,471,655
Applied Materials, Inc.	181,585	3,666,201
Avago Technologies Ltd.	35,878	2,535,498
Broadcom Corp., Class A	80,872	2,577,391
Cree, Inc. *	18,499	890,172
Freescale Semiconductor Ltd. *	14,144	313,855
Intel Corp.	732,093	20,000,781
KLA-Tencor Corp.	24,157	1,582,767
Lam Research Corp. *	24,233	1,503,415
Linear Technology Corp.	35,875	1,655,990
Marvell Technology Group Ltd.	61,094	951,233
Maxim Integrated Products, Inc.	42,534	1,456,789
Microchip Technology, Inc.	29,236	1,391,634
Micron Technology, Inc. *	156,359	4,470,304
NVIDIA Corp.	82,107	1,560,033
Skyworks Solutions, Inc.	28,944	1,253,565
Texas Instruments, Inc.	160,854	7,556,921
Xilinx, Inc.	38,636	1,814,346

		59,214,166

Software & Services 10.0%
Accenture plc, Class A	94,102	7,664,608
Activision Blizzard, Inc.	68,814	1,429,955
Adobe Systems, Inc. *	68,071	4,393,302
Akamai Technologies, Inc. *	25,479	1,384,529

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alliance Data Systems Corp. *	7,781	1,992,325
Amdocs Ltd.	23,282	1,120,330
ANSYS, Inc. *	13,276	975,122
Autodesk, Inc. *	32,562	1,705,272
Automatic Data Processing, Inc.	71,832	5,723,574
Blackhawk Network Holdings, Inc., Class B *	5,442	133,492
CA, Inc.	47,713	1,368,886
Cadence Design Systems, Inc. *	41,025	684,707
Citrix Systems, Inc. *	26,920	1,668,232
Cognizant Technology Solutions Corp., Class A *	88,734	4,313,360
Computer Sciences Corp.	21,166	1,331,130
Concur Technologies, Inc. *	6,681	570,357
eBay, Inc. *	172,649	8,758,484
Electronic Arts, Inc. *	43,996	1,545,579
Equinix, Inc. *	7,236	1,438,155
Facebook, Inc., Class A *	252,933	16,010,659
FactSet Research Systems, Inc.	6,100	653,554
Fidelity National Information Services, Inc.	42,566	2,304,949
FireEye, Inc. *(a)	4,389	144,266
Fiserv, Inc. *	37,720	2,267,349
FleetCor Technologies, Inc. *	10,407	1,315,549
Gartner, Inc. *	13,404	952,890
Genpact Ltd. *	24,040	405,074
Global Payments, Inc.	11,234	770,203
Google, Inc., Class A *	41,761	23,872,676
Google, Inc., Class C *	41,761	23,427,086
IAC/InterActiveCorp	11,254	745,127
Informatica Corp. *	16,987	621,554
International Business Machines Corp.	144,575	26,653,847
Intuit, Inc.	41,444	3,286,095
Jack Henry & Associates, Inc.	12,348	716,060
Leidos Holdings, Inc.	10,151	387,261
LinkedIn Corp., Class A *	14,943	2,392,225
MasterCard, Inc., Class A	150,268	11,487,988
MICROS Systems, Inc. *	11,276	602,364
Microsoft Corp.	1,114,224	45,616,330
NetSuite, Inc. *	4,228	340,312
Nuance Communications, Inc. *	37,460	606,290
Oracle Corp.	512,426	21,532,140
Paychex, Inc.	47,034	1,933,568
Rackspace Hosting, Inc. *	16,481	601,392
Red Hat, Inc. *	27,780	1,392,334
Salesforce.com, Inc. *	84,145	4,428,551
ServiceNow, Inc. *	14,525	759,803
Solera Holdings, Inc.	9,695	632,599
Symantec Corp.	102,536	2,254,767
Synopsys, Inc. *	23,106	889,350
Teradata Corp. *	23,612	991,468
The Western Union Co.	81,180	1,312,681
TIBCO Software, Inc. *	21,892	470,897
Total System Services, Inc.	24,866	752,445
Twitter, Inc. *	13,072	424,056
Vantiv, Inc., Class A *	20,784	644,096
VeriSign, Inc. *	19,624	982,770
Visa, Inc., Class A	74,659	16,038,993
VMware, Inc., Class A *	12,278	1,184,827
Workday, Inc., Class A *	4,329	339,264
Xerox Corp.	169,143	2,088,916
Yahoo! Inc. *	138,335	4,793,308

		278,229,332

Technology Hardware & Equipment 6.2%
3D Systems Corp. *(a)	13,435	680,483
Amphenol Corp., Class A	22,984	2,201,867
Apple, Inc.	131,630	83,321,790
Arrow Electronics, Inc. *	14,578	841,151
Avnet, Inc.	20,502	893,272
Cisco Systems, Inc.	761,701	18,753,079
Corning, Inc.	204,600	4,357,980
EMC Corp.	297,687	7,906,567
F5 Networks, Inc. *	11,096	1,204,471
FLIR Systems, Inc.	21,189	739,708
Harris Corp.	15,357	1,186,328
Hewlett-Packard Co.	281,344	9,425,024
Jabil Circuit, Inc.	27,738	522,029
Juniper Networks, Inc. *	73,584	1,799,865
Motorola Solutions, Inc.	34,388	2,318,439
National Instruments Corp.	13,605	389,647
NCR Corp. *	24,264	792,462
NetApp, Inc.	49,626	1,836,658
QUALCOMM, Inc.	249,513	20,073,321
SanDisk Corp.	33,995	3,284,937
Seagate Technology plc	47,453	2,549,650
TE Connectivity Ltd.	61,188	3,638,238
Trimble Navigation Ltd. *	37,106	1,338,413
Western Digital Corp.	30,785	2,704,462

		172,759,841

Telecommunication Services 2.6%
AT&T, Inc.	768,865	27,271,642
CenturyLink, Inc.	87,523	3,296,991
Crown Castle International Corp.	49,925	3,830,745
Frontier Communications Corp. (a)	137,616	796,797
Level 3 Communications, Inc. *	24,707	1,078,461
SBA Communications Corp., Class A *	19,649	1,994,373
Sprint Corp. *	122,022	1,165,310
T-Mobile US, Inc. *	37,031	1,271,274
tw telecom, Inc. *	20,082	658,489
Verizon Communications, Inc.	611,254	30,538,250
Windstream Holdings, Inc. (a)	90,489	865,980

		72,768,312

Transportation 2.1%
C.H. Robinson Worldwide, Inc.	23,180	1,387,555
CSX Corp.	147,769	4,344,409
Delta Air Lines, Inc.	125,968	5,027,383
Expeditors International of Washington, Inc.	30,546	1,390,148
FedEx Corp.	40,821	5,884,755
Genesee & Wyoming, Inc., Class A *	7,426	722,921
Hertz Global Holdings, Inc. *	65,667	1,938,490
J.B. Hunt Transport Services, Inc.	13,391	1,039,945
Kansas City Southern	15,839	1,703,009
Kirby Corp. *	8,569	947,303
Norfolk Southern Corp.	45,121	4,545,941
Southwest Airlines Co.	103,004	2,724,456

 7

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Union Pacific Corp.	67,456	13,441,957
United Continental Holdings, Inc. *	54,752	2,429,346
United Parcel Service, Inc., Class B	104,736	10,879,976

		58,407,594

Utilities 3.2%
AES Corp.	96,127	1,355,391
AGL Resources, Inc.	17,809	950,644
Alliant Energy Corp.	16,937	987,427
Ameren Corp.	36,445	1,434,111
American Electric Power Co., Inc.	71,154	3,796,066
American Water Works Co., Inc.	25,839	1,256,034
Aqua America, Inc.	25,554	648,561
Calpine Corp. *	53,166	1,239,831
CenterPoint Energy, Inc.	64,126	1,546,719
CMS Energy Corp.	39,898	1,186,965
Consolidated Edison, Inc.	42,415	2,333,249
Dominion Resources, Inc.	86,336	5,953,731
DTE Energy Co.	26,302	2,002,108
Duke Energy Corp.	105,138	7,473,209
Edison International	48,462	2,672,195
Entergy Corp.	27,089	2,043,052
Exelon Corp.	125,686	4,629,015
FirstEnergy Corp.	60,684	2,052,333
Integrys Energy Group, Inc.	11,691	677,961
ITC Holdings Corp.	23,102	845,533
MDU Resources Group, Inc.	27,037	916,014
National Fuel Gas Co.	12,102	907,650
NextEra Energy, Inc.	64,359	6,265,992
NiSource, Inc.	46,552	1,739,648
Northeast Utilities	45,904	2,084,042
NRG Energy, Inc.	47,076	1,677,789
OGE Energy Corp.	28,968	1,063,995
Pepco Holdings, Inc.	36,235	1,003,709
PG&E Corp.	68,087	3,123,151
Pinnacle West Capital Corp.	15,888	880,513
PPL Corp.	92,122	3,232,561
Public Service Enterprise Group, Inc.	73,822	2,876,105
Questar Corp.	25,427	612,028
SCANA Corp.	21,029	1,093,508
Sempra Energy	33,217	3,333,326
TECO Energy, Inc.	28,991	500,675
The Southern Co.	133,116	5,827,818
UGI Corp.	18,484	899,616
Westar Energy, Inc.	18,174	655,173
Wisconsin Energy Corp.	33,724	1,535,116
Xcel Energy, Inc.	72,601	2,233,207

		87,545,771

Total Common Stock
(Cost $2,171,789,528)		2,770,362,672

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 ETF	7,000	753,480

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	1,211,508	1,211,508

Total Other Investment Companies
(Cost $1,881,106)		1,964,988

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	3,058,607	3,058,607

Total Collateral Invested for Securities on Loan
(Cost $3,058,607)		3,058,607

End of Collateral Invested for Securities on Loan

At 05/31/14, the tax basis cost of the fund’s investments was $2,174,419,129 and the unrealized appreciation and depreciation were $610,787,900 and ($12,879,369), respectively, with a net unrealized appreciation of $597,908,531.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,641,381. Non-Cash Collateral received for securities on loan amounted to $691,820.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

8

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 9

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,770,362,672	$—	$—	$2,770,362,672
Other Investment Companies[1]	1,964,988	—	—	1,964,988

Total	$2,772,327,660	$—	$—	$2,772,327,660

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,058,607	$—	$—	$3,058,607

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG54092MAY14

10

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	977,447,296	1,296,694,119
0.1%		Other Investment Companies	607,776	623,867

99.9%		Total Investments	978,055,072	1,297,317,986
0.2%		Collateral Invested for Securities on Loan	2,546,027	2,546,027
(0	.1)%	Other Assets and Liabilities, Net		(984,991)

100.0%		Net Assets		1,298,879,022

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.3%
BorgWarner, Inc.	31,455	1,978,205
Tesla Motors, Inc. *	11,427	2,374,188

		4,352,393

Banks 0.1%
CIT Group, Inc.	27,676	1,231,028
Ocwen Financial Corp. *	16,055	563,049

		1,794,077

Capital Goods 6.6%
AGCO Corp.	12,974	700,077
AMETEK, Inc.	33,622	1,784,656
B/E Aerospace, Inc. *	13,493	1,305,448
Caterpillar, Inc.	88,783	9,076,286
Chicago Bridge & Iron Co. N.V.	14,796	1,204,394
Colfax Corp. *	12,590	916,426
Cummins, Inc.	24,041	3,676,590
Danaher Corp.	83,538	6,551,885
Deere & Co.	51,378	4,684,132
Donaldson Co., Inc.	18,638	759,126
Dover Corp.	23,538	2,052,043
Fastenal Co.	37,688	1,837,290
Flowserve Corp.	19,192	1,415,218
Fluor Corp.	22,476	1,687,498
Fortune Brands Home & Security, Inc.	22,802	911,624
Illinois Tool Works, Inc.	53,976	4,671,623
Jacobs Engineering Group, Inc. *	18,117	997,703
Joy Global, Inc.	14,570	832,676
Lincoln Electric Holdings, Inc.	11,776	773,566
MSC Industrial Direct Co., Inc., Class A	6,629	609,669
Nordson Corp.	8,302	676,945
PACCAR, Inc.	48,797	3,091,778
Pall Corp.	15,404	1,305,335
Pentair Ltd. - Reg’d	27,446	2,048,570
Precision Castparts Corp.	20,341	5,145,866
Quanta Services, Inc. *	29,494	1,001,321
Roper Industries, Inc.	13,680	1,938,182
Sensata Technologies Holding N.V. *	20,287	870,109
SPX Corp.	6,195	648,245
Stanley Black & Decker, Inc.	21,966	1,919,828
The Boeing Co.	95,048	12,855,242
TransDigm Group, Inc.	6,762	1,276,057
United Rentals, Inc. *	12,809	1,294,350
Valmont Industries, Inc.	3,609	559,215
W.W. Grainger, Inc.	8,465	2,187,102
WABCO Holdings, Inc. *	8,374	894,092
Wabtec Corp.	13,249	1,043,226

		85,203,393

Commercial & Professional Services 0.8%
Copart, Inc. *	15,383	547,173
Equifax, Inc.	16,664	1,179,645
IHS, Inc., Class A *	8,453	1,064,317
Nielsen N.V.	34,785	1,678,724
Robert Half International, Inc.	19,151	873,094
Rollins, Inc.	8,803	269,988
Stericycle, Inc. *	11,774	1,346,592
The Dun & Bradstreet Corp.	5,479	565,707
Towers Watson & Co., Class A	8,852	995,939
Verisk Analytics, Inc., Class A *	20,583	1,218,308
Waste Connections, Inc.	16,948	772,320

		10,511,807

Consumer Durables & Apparel 2.1%
Carter’s, Inc.	8,066	581,801
Coach, Inc.	38,879	1,582,764
D.R. Horton, Inc.	39,116	926,267
Fossil Group, Inc. *	6,820	714,463
Jarden Corp. *	17,233	975,043
Lululemon Athletica, Inc. *	14,484	646,421
Michael Kors Holdings Ltd. *	24,641	2,325,618
Mohawk Industries, Inc. *	8,362	1,134,389
NIKE, Inc., Class B	103,209	7,937,804
NVR, Inc. *	583	649,252
Polaris Industries, Inc.	9,253	1,192,897
PulteGroup, Inc.	48,196	942,714
PVH Corp.	11,188	1,472,676
Ralph Lauren Corp.	8,325	1,277,721
Toll Brothers, Inc. *	22,610	818,934
Under Armour, Inc., Class A *	22,068	1,120,834
VF Corp.	49,429	3,115,015

		27,414,613

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.2%
Aramark	5,101	134,564
Burger King Worldwide, Inc.	8,402	215,848
Chipotle Mexican Grill, Inc. *	4,276	2,339,357
Dunkin’ Brands Group, Inc.	14,579	652,556
Extended Stay America, Inc.	3,753	82,941
Hilton Worldwide Holdings, Inc. *	16,381	370,538
Hyatt Hotels Corp., Class A *	7,789	476,375
Las Vegas Sands Corp.	53,391	4,085,479
Marriott International, Inc., Class A	31,728	1,955,079
Norwegian Cruise Line Holdings Ltd. *	12,786	431,528
Panera Bread Co., Class A *	3,858	592,628
Penn National Gaming, Inc. *	9,282	108,228
Starbucks Corp.	105,243	7,707,997
Starwood Hotels & Resorts Worldwide, Inc.	26,831	2,142,455
Wynn Resorts Ltd.	11,112	2,388,747
Yum! Brands, Inc.	61,493	4,754,024

		28,438,344

Diversified Financials 6.2%
Affiliated Managers Group, Inc. *	7,281	1,373,197
American Express Co.	127,245	11,642,917
Berkshire Hathaway, Inc., Class B *	250,388	32,134,796
BlackRock, Inc.	17,527	5,343,982
Discover Financial Services	65,260	3,858,824
Franklin Resources, Inc.	56,019	3,092,809
IntercontinentalExchange Group, Inc.	15,834	3,109,797
LPL Financial Holdings, Inc.	11,123	521,669
McGraw Hill Financial, Inc.	37,916	3,100,391
Moody’s Corp.	25,993	2,223,441
MSCI, Inc. *	16,630	717,751
Santander Consumer USA Holdings, Inc.	10,588	208,054
SEI Investments Co.	19,918	655,900
State Street Corp.	59,663	3,894,204
T. Rowe Price Group, Inc.	36,588	2,983,020
TD Ameritrade Holding Corp.	32,564	987,992
The Charles Schwab Corp. (b)	161,976	4,083,415

		79,932,159

Energy 8.5%
Anadarko Petroleum Corp.	69,993	7,199,480
Antero Resources Corp. *	4,975	305,963
Baker Hughes, Inc.	61,032	4,303,977
Cabot Oil & Gas Corp.	58,023	2,102,754
Cameron International Corp. *	31,154	1,992,298
Cheniere Energy, Inc. *	30,626	2,085,937
Concho Resources, Inc. *	14,401	1,898,052
CONSOL Energy, Inc.	31,488	1,390,825
Continental Resources, Inc. *	5,804	814,649
Core Laboratories N.V.	6,268	1,001,940
CVR Energy, Inc.	1,852	87,155
Denbury Resources, Inc.	51,435	868,737
Diamond Offshore Drilling, Inc. (a)	9,382	479,045
Dresser-Rand Group, Inc. *	10,494	642,233
Ensco plc, Class A	32,231	1,697,284
EOG Resources, Inc.	75,748	8,014,138
EQT Corp.	20,776	2,220,539
FMC Technologies, Inc. *	32,596	1,892,524
Halliburton Co.	117,804	7,614,851
Helmerich & Payne, Inc.	14,593	1,604,500
Hess Corp.	38,655	3,529,201
HollyFrontier Corp.	27,313	1,345,165
Kinder Morgan, Inc.	92,898	3,101,864
Marathon Petroleum Corp.	41,581	3,716,926
National Oilwell Varco, Inc.	59,740	4,890,914
Noble Corp. plc	34,962	1,099,905
Noble Energy, Inc.	49,477	3,565,807
Oasis Petroleum, Inc. *	13,586	672,507
Oceaneering International, Inc.	14,893	1,073,041
Oil States International, Inc. *	7,506	807,495
ONEOK, Inc.	28,443	1,834,289
Peabody Energy Corp.	37,647	608,376
Pioneer Natural Resources Co.	19,680	4,135,949
Range Resources Corp.	22,516	2,092,862
Rowan Cos. plc, Class A	17,098	529,354
Schlumberger Ltd.	182,036	18,939,025
SM Energy Co.	9,306	705,488
Southwestern Energy Co. *	48,416	2,201,476
Superior Energy Services, Inc.	23,613	783,715
Tesoro Corp.	18,626	1,046,781
Transocean Ltd.	46,684	1,983,603
Weatherford International Ltd. *	105,943	2,297,904
Whiting Petroleum Corp. *	16,457	1,182,435

		110,360,963

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	61,181	7,098,220
CVS Caremark Corp.	164,436	12,878,627
Wal-Mart Stores, Inc.	224,952	17,269,565
Walgreen Co.	121,435	8,732,391
Whole Foods Market, Inc.	51,391	1,965,192

		47,943,995

Food, Beverage & Tobacco 2.3%
Brown-Forman Corp., Class B	22,417	2,077,383
Flowers Foods, Inc.	24,124	502,986
Keurig Green Mountain, Inc.	18,082	2,039,288
Mead Johnson Nutrition Co.	27,913	2,497,376
Monster Beverage Corp. *	19,174	1,330,292
PepsiCo, Inc.	211,723	18,701,493
The Hershey Co.	20,548	2,000,142

		29,148,960

Health Care Equipment & Services 6.3%
Aetna, Inc.	50,270	3,898,439
AmerisourceBergen Corp.	31,836	2,329,758
Baxter International, Inc.	74,886	5,572,267
Becton Dickinson & Co.	26,792	3,153,418
C.R. Bard, Inc.	10,923	1,615,621
CareFusion Corp. *	29,644	1,272,617
Cerner Corp. *	40,656	2,197,457
Community Health Systems, Inc. *	16,000	668,320
Covidien plc	63,452	4,638,976
DaVita HealthCare Partners, Inc. *	24,285	1,714,278

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DENTSPLY International, Inc.	19,528	923,479
Edwards Lifesciences Corp. *	15,452	1,254,702
Envision Healthcare Holdings, Inc. *	9,385	323,595
Express Scripts Holding Co. *	107,564	7,687,599
HCA Holdings, Inc. *	43,929	2,327,798
Henry Schein, Inc. *	11,840	1,416,656
Hologic, Inc. *	37,282	911,172
IDEXX Laboratories, Inc. *	7,243	930,581
Intuitive Surgical, Inc. *	5,265	1,946,681
Laboratory Corp. of America Holdings *	12,318	1,263,580
McKesson Corp.	31,841	6,038,327
MEDNAX, Inc. *	13,863	798,925
Medtronic, Inc.	138,713	8,465,654
Patterson Cos., Inc.	11,556	452,533
Premier, Inc., Class A *	3,925	116,337
Quest Diagnostics, Inc.	19,930	1,193,608
ResMed, Inc. (a)	19,503	976,320
Sirona Dental Systems, Inc. *	7,677	577,464
Stryker Corp.	40,642	3,433,843
The Cooper Cos., Inc.	6,954	897,205
UnitedHealth Group, Inc.	137,564	10,954,221
Universal Health Services, Inc., Class B	12,266	1,098,666
Varian Medical Systems, Inc. *	14,833	1,222,981
Veeva Systems, Inc., Class A *	1,677	35,150

		82,308,228

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	19,120	1,323,678
Colgate-Palmolive Co.	121,539	8,313,267
Energizer Holdings, Inc.	8,678	1,006,648
Herbalife Ltd. (a)	11,623	753,519
The Estee Lauder Cos., Inc., Class A	35,216	2,698,250

		14,095,362

Insurance 0.4%
Alleghany Corp. *	2,294	966,049
Erie Indemnity Co., Class A	3,365	254,832
Everest Re Group Ltd.	6,678	1,068,614
Markel Corp. *	1,872	1,198,492
PartnerRe Ltd.	7,135	766,085
RenaissanceRe Holdings Ltd.	6,125	638,041
White Mountains Insurance Group Ltd.	722	426,355

		5,318,468

Materials 3.2%
Airgas, Inc.	9,049	962,090
Ball Corp.	19,915	1,202,069
CF Industries Holdings, Inc.	7,834	1,906,091
Crown Holdings, Inc. *	19,135	934,745
Ecolab, Inc.	37,369	4,080,321
FMC Corp.	18,722	1,433,356
LyondellBasell Industries N.V., Class A	60,311	6,005,166
Monsanto Co.	72,746	8,864,100
PPG Industries, Inc.	19,196	3,870,106
Praxair, Inc.	40,631	5,373,043
Rock-Tenn Co., Class A	9,911	1,001,308
Royal Gold, Inc.	8,927	559,901
Sigma-Aldrich Corp.	16,550	1,630,672
The Sherwin-Williams Co.	11,727	2,399,462
The Valspar Corp.	11,083	827,457
W.R. Grace & Co. *	10,535	970,063

		42,019,950

Media 3.8%
AMC Networks, Inc., Class A *	8,069	499,310
Charter Communications, Inc., Class A *	9,774	1,399,050
Comcast Corp., Class A	362,671	18,931,426
DIRECTV *	65,667	5,413,587
Discovery Communications, Inc., Class A *	31,172	2,398,997
DISH Network Corp., Class A *	28,979	1,699,908
Liberty Global plc, Class A *	50,884	2,290,798
Liberty Global plc, Series C *	52,585	2,250,638
Liberty Media Corp., Class A *	14,060	1,787,448
Scripps Networks Interactive, Inc., Class A	15,026	1,148,888
Sirius XM Holdings, Inc. *	417,288	1,368,705
The Madison Square Garden Co., Class A *	8,208	450,209
Time Warner Cable, Inc.	38,450	5,427,602
Viacom, Inc., Class B	55,750	4,757,147

		49,823,713

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
Actavis plc *	24,186	5,116,306
Agilent Technologies, Inc.	46,739	2,661,319
Alexion Pharmaceuticals, Inc. *	27,417	4,559,995
Allergan, Inc.	41,429	6,937,700
Amgen, Inc.	104,952	12,173,382
Biogen Idec, Inc. *	32,792	10,472,781
BioMarin Pharmaceutical, Inc. *	20,086	1,164,185
Celgene Corp. *	56,274	8,611,610
Covance, Inc. *	7,649	641,445
Endo International plc *	18,860	1,331,327
Forest Laboratories, Inc. *	33,174	3,144,232
Gilead Sciences, Inc. *	213,961	17,375,773
Illumina, Inc. *	17,690	2,799,443
Incyte Corp., Ltd. *	20,204	1,001,108
Johnson & Johnson	393,369	39,911,219
Medivation, Inc. *	10,378	755,830
Mettler-Toledo International, Inc. *	4,069	996,986
Perrigo Co., plc	18,365	2,538,043
Pharmacyclics, Inc. *	9,738	865,027
Regeneron Pharmaceuticals, Inc. *	10,924	3,353,231
Seattle Genetics, Inc. *	15,299	510,528
Thermo Fisher Scientific, Inc.	54,691	6,393,925
Vertex Pharmaceuticals, Inc. *	32,845	2,373,380
Waters Corp. *	11,700	1,171,872
Zoetis, Inc.	68,960	2,117,072

		138,977,719

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 2.9%
American Campus Communities, Inc.	14,205	551,722
American Tower Corp.	55,242	4,951,340
AvalonBay Communities, Inc.	16,703	2,369,154
Boston Properties, Inc.	21,584	2,604,757
CBRE Group, Inc., Class A *	38,255	1,141,529
Corrections Corp. of America	15,940	518,528
Digital Realty Trust, Inc. (a)	17,672	1,016,140
Essex Property Trust, Inc.	8,649	1,565,123
Extra Space Storage, Inc.	16,380	857,493
Federal Realty Investment Trust	9,442	1,128,508
Host Hotels & Resorts, Inc.	106,309	2,346,240
Jones Lang LaSalle, Inc.	6,006	728,468
Public Storage	20,247	3,490,178
Realogy Holdings Corp. *	20,210	751,408
Simon Property Group, Inc.	43,779	7,287,452
SL Green Realty Corp.	13,310	1,457,312
Taubman Centers, Inc.	8,795	658,746
The Macerich Co.	19,336	1,276,949
Ventas, Inc.	40,454	2,702,327
Washington Prime Group, Inc. *	21,890	435,382

		37,838,756

Retailing 5.6%
Advance Auto Parts, Inc.	9,917	1,231,394
Amazon.com, Inc. *	51,683	16,153,522
AutoNation, Inc. *	8,847	505,783
AutoZone, Inc. *	4,793	2,552,272
Bed Bath & Beyond, Inc. *	30,048	1,828,421
CarMax, Inc. *	30,797	1,364,615
Dick’s Sporting Goods, Inc.	13,952	620,166
Dollar General Corp. *	41,059	2,208,153
Dollar Tree, Inc. *	28,723	1,523,181
Family Dollar Stores, Inc.	13,285	778,501
Groupon, Inc. *	51,412	302,303
Lands’ End, Inc. *(a)	1,806	50,135
LKQ Corp. *	41,322	1,146,272
Lowe’s Cos., Inc.	145,025	6,827,777
Netflix, Inc. *	8,246	3,445,426
Nordstrom, Inc.	19,938	1,356,980
O’Reilly Automotive, Inc. *	14,814	2,191,731
PetSmart, Inc.	14,275	820,384
Ross Stores, Inc.	29,817	2,040,974
Sally Beauty Holdings, Inc. *	20,351	521,393
Sears Holdings Corp. *(a)	6,018	253,087
Target Corp.	88,069	4,998,796
The Priceline Group, Inc. *	7,224	9,236,823
Tiffany & Co.	15,094	1,500,494
TJX Cos., Inc.	98,619	5,369,805
Tractor Supply Co.	19,235	1,250,660
TripAdvisor, Inc. *	15,370	1,493,503
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,787	746,016
Urban Outfitters, Inc. *	14,850	497,772

		72,816,339

Semiconductors & Semiconductor Equipment 0.7%
Altera Corp.	44,005	1,457,886
Broadcom Corp., Class A	75,906	2,419,124
Cree, Inc. *	16,535	795,664
Freescale Semiconductor Ltd. *	13,137	291,510
NVIDIA Corp.	79,822	1,516,618
Skyworks Solutions, Inc.	25,687	1,112,504
Xilinx, Inc.	36,716	1,724,184

		9,317,490

Software & Services 17.1%
Accenture plc, Class A	88,881	7,239,357
Activision Blizzard, Inc.	58,568	1,217,043
Adobe Systems, Inc. *	64,455	4,159,926
Akamai Technologies, Inc. *	24,583	1,335,840
Alliance Data Systems Corp. *	7,364	1,885,552
Amdocs Ltd.	22,226	1,069,515
ANSYS, Inc. *	12,716	933,990
Autodesk, Inc. *	31,948	1,673,117
Automatic Data Processing, Inc.	66,628	5,308,919
Citrix Systems, Inc. *	25,819	1,600,003
Cognizant Technology Solutions Corp., Class A *	84,361	4,100,788
Concur Technologies, Inc. *	6,395	545,941
eBay, Inc. *	161,820	8,209,129
Electronic Arts, Inc. *	42,259	1,484,559
Equinix, Inc. *	6,758	1,343,152
Facebook, Inc., Class A *	237,830	15,054,639
FactSet Research Systems, Inc.	5,549	594,520
Fidelity National Information Services, Inc.	40,219	2,177,859
FireEye, Inc. *(a)	4,187	137,627
Fiserv, Inc. *	35,265	2,119,779
FleetCor Technologies, Inc. *	10,006	1,264,858
Gartner, Inc. *	12,711	903,625
Genpact Ltd. *	21,668	365,106
Global Payments, Inc.	10,153	696,090
Google, Inc., Class A *	39,227	22,424,115
Google, Inc., Class C *	39,230	22,007,245
IAC/InterActiveCorp	10,567	699,641
Informatica Corp. *	14,769	540,398
Intuit, Inc.	39,353	3,120,299
Jack Henry & Associates, Inc.	11,533	668,799
LinkedIn Corp., Class A *	13,378	2,141,684
MasterCard, Inc., Class A	141,432	10,812,476
MICROS Systems, Inc. *	11,286	602,898
Microsoft Corp.	1,050,189	42,994,738
NetSuite, Inc. *	4,098	329,848
Nuance Communications, Inc. *	36,323	587,888
Oracle Corp.	481,492	20,232,294
Rackspace Hosting, Inc. *	15,634	570,485
Red Hat, Inc. *	26,030	1,304,624
Salesforce.com, Inc. *	77,869	4,098,245
ServiceNow, Inc. *	13,755	719,524
Solera Holdings, Inc.	9,452	616,743
Symantec Corp.	96,348	2,118,692
Synopsys, Inc. *	21,306	820,068
Teradata Corp. *	22,518	945,531
TIBCO Software, Inc. *	21,004	451,796
Twitter, Inc. *	10,936	354,764
Vantiv, Inc., Class A *	19,625	608,179
Visa, Inc., Class A	70,581	15,162,916
VMware, Inc., Class A *	11,813	1,139,954

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Workday, Inc., Class A *	4,972	389,656

		221,884,434

Technology Hardware & Equipment 10.4%
3D Systems Corp. *(a)	12,942	655,512
Amphenol Corp., Class A	21,939	2,101,756
Apple, Inc.	123,942	78,455,286
Cisco Systems, Inc.	713,965	17,577,818
EMC Corp.	280,752	7,456,773
F5 Networks, Inc. *	10,718	1,163,439
FLIR Systems, Inc.	19,235	671,494
Juniper Networks, Inc. *	69,934	1,710,586
National Instruments Corp.	13,386	383,375
NetApp, Inc.	46,827	1,733,067
QUALCOMM, Inc.	234,234	18,844,126
SanDisk Corp.	31,122	3,007,319
Trimble Navigation Ltd. *	35,329	1,274,317

		135,034,868

Telecommunication Services 0.6%
Crown Castle International Corp.	46,206	3,545,386
Level 3 Communications, Inc. *	23,512	1,026,299
SBA Communications Corp., Class A *	17,601	1,786,502
T-Mobile US, Inc. *	35,664	1,224,345
tw telecom, Inc. *	20,341	666,981

		8,249,513

Transportation 3.9%
C.H. Robinson Worldwide, Inc.	20,751	1,242,155
CSX Corp.	140,547	4,132,082
Delta Air Lines, Inc.	118,306	4,721,592
Expeditors International of Washington, Inc.	28,466	1,295,488
FedEx Corp.	38,537	5,555,494
Genesee & Wyoming, Inc., Class A *	6,943	675,901
Hertz Global Holdings, Inc. *	62,538	1,846,122
J.B. Hunt Transport Services, Inc.	12,593	977,972
Kansas City Southern	15,305	1,645,594
Kirby Corp. *	7,795	861,737
Southwest Airlines Co.	97,405	2,576,362
Union Pacific Corp.	63,392	12,632,124
United Continental Holdings, Inc. *	51,692	2,293,574
United Parcel Service, Inc., Class B	98,674	10,250,255

		50,706,452

Utilities 0.3%
AES Corp.	90,516	1,276,276
Calpine Corp. *	49,022	1,143,193
ITC Holdings Corp.	21,384	782,654

		3,202,123

Total Common Stock
(Cost $977,447,296)		1,296,694,119

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	3,000	267,690

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	356,177	356,177

Total Other Investment Companies
(Cost $607,776)		623,867

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	2,546,027	2,546,027

Total Collateral Invested for Securities on Loan
(Cost $2,546,027)		2,546,027

End of Collateral Invested for Securities on Loan

At 05/31/14, the tax basis cost of the fund’s investments was $978,372,920 and the unrealized appreciation and depreciation were $326,183,746 and ($7,238,680), respectively, with a net unrealized appreciation of $318,945,066.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,832,834. Non-Cash Collateral received for securities on loan amounted to $360,633.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

6

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,296,694,119	$—	$—	$1,296,694,119
Other Investment Companies[1]	623,867	—	—	623,867

Total	$1,297,317,986	$—	$—	$1,297,317,986

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,546,027	$—	$—	$2,546,027

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG56689MAY14

 7

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	837,632,052	1,023,866,529
0.1%	Other Investment Companies	1,525,418	1,559,884

99.8%	Total Investments	839,157,470	1,025,426,413
0.2%	Other Assets and Liabilities, Net		1,786,746

100.0%	Net Assets		1,027,213,159

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Allison Transmission Holdings, Inc.	13,543	419,427
Autoliv, Inc.	10,751	1,139,606
Delphi Automotive plc	30,244	2,088,651
Ford Motor Co.	428,233	7,040,150
General Motors Co.	141,001	4,875,815
Harley-Davidson, Inc.	23,900	1,702,636
Johnson Controls, Inc.	71,704	3,467,605
Lear Corp.	8,651	761,721
TRW Automotive Holdings Corp. *	12,476	1,058,838

		22,554,449

Banks 11.0%
Bank of America Corp.	1,147,749	17,376,920
BB&T Corp.	76,686	2,907,933
BOK Financial Corp.	2,159	135,542
Citigroup, Inc.	329,892	15,692,962
Comerica, Inc.	20,110	964,677
Cullen/Frost Bankers, Inc.	5,566	416,671
Fifth Third Bancorp	91,917	1,901,763
First Republic Bank	13,262	674,505
Hudson City Bancorp, Inc.	50,306	491,490
Huntington Bancshares, Inc.	88,871	823,834
JPMorgan Chase & Co.	411,648	22,875,279
KeyCorp	97,627	1,336,514
M&T Bank Corp.	14,274	1,732,435
New York Community Bancorp, Inc.	47,752	729,651
People’s United Financial, Inc.	35,617	511,816
Regions Financial Corp.	153,273	1,561,852
SunTrust Banks, Inc.	57,709	2,211,409
The PNC Financial Services Group, Inc.	58,185	4,961,435
U.S. Bancorp	198,068	8,356,489
Wells Fargo & Co.	520,315	26,421,596
Zions Bancorp	19,609	560,621

		112,645,394

Capital Goods 9.4%
3M Co.	68,331	9,740,584
Carlisle Cos., Inc.	6,603	560,331
Eaton Corp. plc	51,556	3,799,162
Emerson Electric Co.	76,016	5,072,548
General Dynamics Corp.	35,110	4,147,193
General Electric Co.	1,089,996	29,200,993
Honeywell International, Inc.	85,076	7,924,829
Hubbell, Inc., Class B	5,991	700,947
IDEX Corp.	8,637	662,285
Ingersoll-Rand plc	27,909	1,669,516
KBR, Inc.	15,808	383,976
L-3 Communications Holdings, Inc.	9,534	1,155,235
Lockheed Martin Corp.	29,280	4,791,672
Masco Corp.	39,142	833,725
Northrop Grumman Corp.	23,405	2,844,878
Oshkosh Corp.	9,062	489,801
Owens Corning	11,820	484,738
Parker Hannifin Corp.	16,298	2,040,998
Raytheon Co.	34,473	3,363,531
Rockwell Automation, Inc.	15,250	1,846,470
Rockwell Collins, Inc.	14,718	1,163,311
Snap-on, Inc.	6,155	721,797
Textron, Inc.	31,291	1,227,233
The Timken Co.	8,500	545,870
United Technologies Corp.	91,370	10,619,021
Xylem, Inc.	19,753	736,787

		96,727,431

Commercial & Professional Services 0.8%
Cintas Corp.	10,924	678,599
Iron Mountain, Inc.	18,649	580,730
Manpowergroup, Inc.	8,780	719,784
Republic Services, Inc.	29,030	1,027,662
The ADT Corp.	19,729	635,274
Tyco International Ltd.	50,707	2,212,853
Waste Management, Inc.	46,628	2,083,339

		7,938,241

Consumer Durables & Apparel 0.7%
Garmin Ltd.	13,181	776,493
Hanesbrands, Inc.	10,537	893,854
Hasbro, Inc.	12,911	693,321
Leggett & Platt, Inc.	15,250	517,280
Lennar Corp., Class A	18,910	773,419
Mattel, Inc.	36,852	1,430,963
Newell Rubbermaid, Inc.	31,450	920,856
Tupperware Brands Corp.	5,216	436,683
Whirlpool Corp.	8,454	1,213,571

		7,656,440

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 1.7%
Carnival Corp.	48,142	1,927,124
Darden Restaurants, Inc.	14,427	723,081
H&R Block, Inc.	28,899	860,612
International Game Technology	28,759	360,925
McDonald’s Corp.	107,734	10,927,460
MGM Resorts International *	35,658	918,194
Royal Caribbean Cruises Ltd.	17,347	959,116
Wyndham Worldwide Corp.	14,226	1,051,728

		17,728,240

Diversified Financials 3.3%
Ameriprise Financial, Inc.	20,598	2,319,541
Capital One Financial Corp.	62,112	4,900,016
CME Group, Inc.	34,281	2,468,232
Eaton Vance Corp.	13,386	497,290
Invesco Ltd.	47,419	1,740,277
Legg Mason, Inc.	11,203	547,154
Leucadia National Corp.	33,481	858,788
Morgan Stanley	153,193	4,727,536
Navient Corp. *	46,752	738,682
Northern Trust Corp.	24,197	1,461,499
Raymond James Financial, Inc.	13,183	638,057
SLM Corp.	46,752	402,535
The Bank of New York Mellon Corp.	124,086	4,288,412
The Goldman Sachs Group, Inc.	45,718	7,306,193
The NASDAQ OMX Group, Inc.	12,337	467,572
Voya Financial, Inc.	14,846	531,487

		33,893,271

Energy 11.9%
Apache Corp.	42,858	3,995,223
Chesapeake Energy Corp.	54,255	1,558,204
Chevron Corp.	207,445	25,472,171
Cimarex Energy Co.	9,271	1,197,164
Cobalt International Energy, Inc. *	32,440	599,816
ConocoPhillips	133,343	10,659,439
Devon Energy Corp.	41,640	3,077,196
Exxon Mobil Corp.	469,236	47,172,295
Marathon Oil Corp.	76,248	2,795,252
Murphy Oil Corp.	18,768	1,157,423
Nabors Industries Ltd.	27,816	729,614
Occidental Petroleum Corp.	86,338	8,607,035
Phillips 66	63,449	5,379,841
QEP Resources, Inc.	18,993	606,636
Spectra Energy Corp.	73,092	2,966,073
The Williams Cos., Inc.	74,420	3,494,763
Valero Energy Corp.	58,079	3,255,328

		122,723,473

Food & Staples Retailing 0.6%
Safeway, Inc.	24,850	853,349
Sprouts Farmers Market, Inc. *	10,075	273,033
Sysco Corp.	63,015	2,364,953
The Kroger Co.	56,768	2,710,104

		6,201,439

Food, Beverage & Tobacco 7.7%
Altria Group, Inc.	216,808	9,010,541
Archer-Daniels-Midland Co.	72,230	3,246,016
Bunge Ltd.	15,744	1,223,466
Campbell Soup Co.	19,131	878,113
Coca-Cola Enterprises, Inc.	25,535	1,165,417
ConAgra Foods, Inc.	45,155	1,458,507
Constellation Brands, Inc., Class A *	18,346	1,543,449
Dr. Pepper Snapple Group, Inc.	21,743	1,254,571
General Mills, Inc.	67,426	3,703,710
Hormel Foods Corp.	14,419	709,559
Ingredion, Inc.	8,417	640,955
Kellogg Co.	27,887	1,923,645
Kraft Foods Group, Inc.	64,324	3,824,705
Lorillard, Inc.	39,071	2,429,044
McCormick & Co., Inc. Non-Voting Shares	14,368	1,038,950
Molson Coors Brewing Co., Class B	16,841	1,106,959
Mondelez International, Inc., Class A	185,381	6,974,033
Philip Morris International, Inc.	171,914	15,221,266
Reynolds American, Inc.	33,869	2,019,608
The Coca-Cola Co.	410,907	16,810,205
The Hillshire Brands Co.	13,791	734,785
The J.M. Smucker Co.	11,255	1,154,763
Tyson Foods, Inc., Class A	29,801	1,265,350

		79,337,617

Health Care Equipment & Services 2.4%
Abbott Laboratories	167,907	6,717,959
Boston Scientific Corp. *	143,882	1,846,006
Cardinal Health, Inc.	37,571	2,653,640
Cigna Corp.	29,624	2,659,643
Humana, Inc.	16,729	2,082,091
Omnicare, Inc.	11,043	701,783
St. Jude Medical, Inc.	30,761	1,996,389
Tenet Healthcare Corp. *	10,918	513,146
WellPoint, Inc.	30,473	3,302,054
Zimmer Holdings, Inc.	18,132	1,892,074

		24,364,785

Household & Personal Products 3.0%
Avon Products, Inc.	46,943	670,816
Coty, Inc., Class A	6,094	101,648
Kimberly-Clark Corp.	41,055	4,612,529
The Clorox Co.	13,913	1,246,883
The Procter & Gamble Co.	294,670	23,806,389

		30,438,265

Insurance 5.8%
ACE Ltd.	36,639	3,799,831
Aflac, Inc.	49,225	3,014,047
American Financial Group, Inc.	7,566	441,703
American International Group, Inc.	158,650	8,578,206
Aon plc	33,009	2,968,829
Arch Capital Group Ltd. *	12,505	711,910
Arthur J. Gallagher & Co.	16,513	756,791
Axis Capital Holdings Ltd.	11,358	522,354
Brown & Brown, Inc.	12,544	378,703
Cincinnati Financial Corp.	15,863	777,604

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNA Financial Corp.	2,805	112,705
Fidelity National Financial, Inc., Class A	29,297	976,762
Genworth Financial, Inc., Class A *	54,610	927,824
HCC Insurance Holdings, Inc.	10,726	503,908
Lincoln National Corp.	28,329	1,358,659
Loews Corp.	32,764	1,413,111
Marsh & McLennan Cos., Inc.	59,831	3,007,704
MetLife, Inc.	122,139	6,220,539
Principal Financial Group, Inc.	29,317	1,371,156
Prudential Financial, Inc.	50,441	4,144,233
Reinsurance Group of America, Inc.	7,545	589,717
The Allstate Corp.	48,810	2,843,671
The Chubb Corp.	26,501	2,455,583
The Hartford Financial Services Group, Inc.	48,758	1,689,465
The Progressive Corp.	59,214	1,482,126
The Travelers Cos., Inc.	38,114	3,561,753
Torchmark Corp.	9,768	790,524
Unum Group	28,252	958,025
Validus Holdings Ltd.	9,811	366,245
W.R. Berkley Corp.	11,855	528,377
Willis Group Holdings plc	20,023	839,765
XL Group plc	30,967	1,005,189

		59,097,019

Materials 4.1%
Air Products & Chemicals, Inc.	23,070	2,767,708
Albemarle Corp.	8,636	597,525
Alcoa, Inc.	126,349	1,719,610
Ashland, Inc.	8,127	837,081
Avery Dennison Corp.	10,326	523,528
Bemis Co., Inc.	10,813	447,766
Celanese Corp., Series A	17,276	1,083,205
E.I. du Pont de Nemours & Co.	100,463	6,963,091
Eastman Chemical Co.	16,442	1,451,171
Freeport-McMoRan Copper & Gold, Inc.	112,540	3,831,987
Huntsman Corp.	22,174	591,824
International Flavors & Fragrances, Inc.	8,770	870,510
International Paper Co.	47,785	2,276,000
Martin Marietta Materials, Inc.	4,971	610,439
MeadWestvaco Corp.	19,095	774,875
Newmont Mining Corp.	53,291	1,219,831
Nucor Corp.	35,073	1,775,746
Owens-Illinois, Inc. *	17,623	585,612
Packaging Corp. of America	10,447	722,514
Reliance Steel & Aluminum Co.	8,505	611,935
Rockwood Holdings, Inc.	8,296	633,566
RPM International, Inc.	14,773	636,273
Sealed Air Corp.	21,088	694,428
The Dow Chemical Co.	131,679	6,863,109
The Mosaic Co.	36,711	1,835,183
Valhi, Inc.	2,180	12,513
Vulcan Materials Co.	13,873	845,837
Westlake Chemical Corp.	4,212	340,540

		42,123,407

Media 3.7%
Cablevision Systems Corp., Class A	23,024	405,913
CBS Corp., Class B Non-Voting Shares	59,477	3,545,424
Gannett Co., Inc.	24,519	681,383
Lamar Advertising Co., Class A	7,111	350,857
News Corp., Class A *	54,308	926,495
Omnicom Group, Inc.	28,379	2,019,166
The Interpublic Group of Cos., Inc.	46,266	884,606
The Walt Disney Co.	176,747	14,848,515
Time Warner, Inc.	97,142	6,783,426
Twenty-First Century Fox, Inc., Class A	211,215	7,479,123

		37,924,908

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	172,447	9,369,045
Bristol-Myers Squibb Co.	178,440	8,875,606
Eli Lilly & Co.	107,217	6,418,010
Hospira, Inc. *	17,711	870,850
Merck & Co., Inc.	319,312	18,475,392
Mylan, Inc. *	40,117	1,999,431
PerkinElmer, Inc.	12,228	549,893
Pfizer, Inc.	694,193	20,568,939
Quintiles Transnational Holdings, Inc. *	5,585	284,723

		67,411,889

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	7,588	577,371
American Capital Agency Corp.	42,659	1,012,298
Annaly Capital Management, Inc.	102,096	1,203,712
Apartment Investment & Management Co., Class A	16,229	510,889
Brixmor Property Group, Inc.	4,191	91,154
Camden Property Trust	8,987	631,247
DDR Corp.	30,681	531,088
Duke Realty Corp.	36,132	639,536
Equity Residential	36,854	2,277,577
General Growth Properties, Inc.	57,151	1,361,908
HCP, Inc.	49,740	2,076,645
Health Care REIT, Inc.	31,412	1,986,181
Kilroy Realty Corp.	8,641	523,472
Kimco Realty Corp.	43,683	1,001,214
Liberty Property Trust	16,378	633,992
National Retail Properties, Inc.	12,804	447,884
Plum Creek Timber Co., Inc.	18,790	847,429
Prologis, Inc.	54,148	2,247,684
Rayonier, Inc.	13,446	640,030
Realty Income Corp.	23,740	1,027,942
Regency Centers Corp.	9,862	526,631
Senior Housing Properties Trust	21,915	525,522
UDR, Inc.	26,858	739,132
Vornado Realty Trust	18,699	2,002,289
Weingarten Realty Investors	12,046	382,942
Weyerhaeuser Co.	64,227	2,018,012
WP Carey, Inc.	6,603	420,215

		26,883,996

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 2.7%
Abercrombie & Fitch Co., Class A	8,372	318,220
Best Buy Co., Inc.	29,445	814,449
Dillard’s, Inc., Class A	2,553	287,851
Expedia, Inc.	10,866	796,478
Foot Locker, Inc.	16,071	774,301
GameStop Corp., Class A	12,460	471,611
Genuine Parts Co.	16,591	1,432,301
Kohl’s Corp.	22,217	1,209,493
L Brands, Inc.	26,046	1,494,780
Liberty Interactive Corp., Class A *	51,842	1,510,157
Macy’s, Inc.	40,215	2,408,476
Signet Jewelers Ltd.	8,622	914,708
Staples, Inc.	71,446	803,768
The Gap, Inc.	28,287	1,166,273
The Home Depot, Inc.	153,015	12,276,393
Williams-Sonoma, Inc.	9,653	645,979

		27,325,238

Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	34,095	1,785,896
Applied Materials, Inc.	131,792	2,660,880
Avago Technologies Ltd.	27,183	1,921,023
Intel Corp.	539,841	14,748,456
KLA-Tencor Corp.	18,019	1,180,605
Lam Research Corp. *	17,401	1,079,558
Linear Technology Corp.	26,107	1,205,099
Marvell Technology Group Ltd.	43,694	680,315
Maxim Integrated Products, Inc.	31,295	1,071,854
Microchip Technology, Inc.	21,138	1,006,169
Micron Technology, Inc. *	115,303	3,296,513
Texas Instruments, Inc.	117,967	5,542,090

		36,178,458

Software & Services 3.0%
Blackhawk Network Holdings, Inc., Class B *	4,070	99,837
CA, Inc.	35,143	1,008,253
Cadence Design Systems, Inc. *	31,383	523,782
Computer Sciences Corp.	15,891	999,385
International Business Machines Corp.	106,218	19,582,350
Leidos Holdings, Inc.	8,068	307,794
Paychex, Inc.	34,812	1,431,121
The Western Union Co.	60,130	972,302
Total System Services, Inc.	17,418	527,069
VeriSign, Inc. *	13,511	676,631
Xerox Corp.	122,783	1,516,370
Yahoo! Inc. *	101,627	3,521,376

		31,166,270

Technology Hardware & Equipment 2.1%
Arrow Electronics, Inc. *	11,083	639,489
Avnet, Inc.	15,189	661,785
Corning, Inc.	142,146	3,027,710
Harris Corp.	11,765	908,846
Hewlett-Packard Co.	206,182	6,907,097
Jabil Circuit, Inc.	19,711	370,961
Motorola Solutions, Inc.	24,584	1,657,453
NCR Corp. *	18,171	593,465
Seagate Technology plc	35,636	1,914,722
TE Connectivity Ltd.	44,323	2,635,446
Western Digital Corp.	22,568	1,982,599

		21,299,573

Telecommunication Services 4.6%
AT&T, Inc.	565,051	20,042,359
CenturyLink, Inc.	62,412	2,351,060
Frontier Communications Corp. (a)	106,659	617,555
Sprint Corp. *	97,443	930,581
Verizon Communications, Inc.	449,457	22,454,872
Windstream Holdings, Inc. (a)	63,495	607,647

		47,004,074

Transportation 0.3%
Norfolk Southern Corp.	33,374	3,362,430

Utilities 6.0%
AGL Resources, Inc.	12,975	692,605
Alliant Energy Corp.	11,872	692,138
Ameren Corp.	26,156	1,029,239
American Electric Power Co., Inc.	53,361	2,846,809
American Water Works Co., Inc.	19,280	937,201
Aqua America, Inc.	19,750	501,255
CenterPoint Energy, Inc.	45,909	1,107,325
CMS Energy Corp.	28,448	846,328
Consolidated Edison, Inc.	32,270	1,775,173
Dominion Resources, Inc.	62,836	4,333,171
DTE Energy Co.	19,588	1,491,039
Duke Energy Corp.	76,988	5,472,307
Edison International	35,913	1,980,243
Entergy Corp.	19,086	1,439,466
Exelon Corp.	93,722	3,451,781
FirstEnergy Corp.	44,822	1,515,880
Integrys Energy Group, Inc.	8,770	508,572
MDU Resources Group, Inc.	20,779	703,992
National Fuel Gas Co.	9,295	697,125
NextEra Energy, Inc.	47,513	4,625,866
NiSource, Inc.	33,428	1,249,204
Northeast Utilities	33,710	1,530,434
NRG Energy, Inc.	34,606	1,233,358
OGE Energy Corp.	21,198	778,603
Pepco Holdings, Inc.	26,387	730,920
PG&E Corp.	50,285	2,306,573
Pinnacle West Capital Corp.	12,259	679,394
PPL Corp.	67,909	2,382,927
Public Service Enterprise Group, Inc.	55,291	2,154,137
Questar Corp.	19,986	481,063
SCANA Corp.	14,917	775,684
Sempra Energy	24,984	2,507,144
TECO Energy, Inc.	21,070	363,879
The Southern Co.	96,840	4,239,655
UGI Corp.	12,054	586,668
Westar Energy, Inc.	13,419	483,755
Wisconsin Energy Corp.	24,392	1,110,324

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xcel Energy, Inc.	53,283	1,638,985

		61,880,222

Total Common Stock
(Cost $837,632,052)		1,023,866,529

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 1000 Value ETF	12,501	1,234,375

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	325,509	325,509

Total Other Investment Companies
(Cost $1,525,418)		1,559,884

End of Investments

At 05/31/14, the tax basis cost of the fund’s investments was $839,793,899 and the unrealized appreciation and depreciation were $187,996,434 and ($2,363,920), respectively, with a net unrealized appreciation $185,632,514.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,814. Non-Cash Collateral received for securities on loan amounted to $3,952.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 5

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,023,866,529	$—	$—	$1,023,866,529
Other Investment Companies[1]	1,559,884	—	—	1,559,884

Total	$1,025,426,413	$—	$—	$1,025,426,413

[1]	As categorized in portfolio holdings.

6

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG56690MAY14

 7

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	935,250,965	1,104,452,633
0.1%		Other Investment Companies	542,226	542,478

100.0%		Total Investments	935,793,191	1,104,995,111
1.0%		Collateral Invested for Securities on Loan	10,702,204	10,702,204
(1	.0)%	Other Assets and Liabilities, Net		(10,392,833)

100.0%		Net Assets		1,105,304,482

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.7%
Allison Transmission Holdings, Inc.	56,430	1,747,637
Dana Holding Corp.	70,330	1,557,106
Gentex Corp.	67,173	1,942,643
Lear Corp.	37,250	3,279,863
The Goodyear Tire & Rubber Co.	127,110	3,351,891
TRW Automotive Holdings Corp. *	53,209	4,515,848
Visteon Corp. *	22,572	2,057,212

		18,452,200

Banks 3.8%
Associated Banc-Corp.	76,662	1,320,886
BankUnited, Inc.	46,681	1,519,000
BOK Financial Corp.	9,372	588,374
City National Corp.	21,430	1,523,459
Commerce Bancshares, Inc.	36,775	1,596,403
Cullen/Frost Bankers, Inc.	24,043	1,799,859
East West Bancorp, Inc.	66,044	2,211,153
First Horizon National Corp.	112,911	1,293,960
First Niagara Financial Group, Inc.	167,874	1,445,395
First Republic Bank	57,819	2,940,674
Hancock Holding Co.	38,546	1,302,084
Hudson City Bancorp, Inc.	217,022	2,120,305
Huntington Bancshares, Inc.	383,466	3,554,730
Nationstar Mortgage Holdings, Inc. *(a)	9,409	328,939
New York Community Bancorp, Inc.	203,547	3,110,198
Ocwen Financial Corp. *	53,875	1,889,396
People’s United Financial, Inc.	143,132	2,056,807
Popular, Inc. *	49,590	1,496,626
Prosperity Bancshares, Inc.	27,930	1,623,571
Signature Bank *	21,887	2,534,952
SVB Financial Group *	22,800	2,404,260
TFS Financial Corp. *	34,855	469,845
Zions Bancorp	84,598	2,418,657

		41,549,533

Capital Goods 12.3%
A.O. Smith Corp.	34,785	1,717,683
Acuity Brands, Inc.	19,842	2,490,369
AECOM Technology Corp. *	45,698	1,468,734
AGCO Corp.	40,183	2,168,275
Allegion plc	41,221	2,159,568
Armstrong World Industries, Inc. *	21,660	1,149,496
B/E Aerospace, Inc. *	45,955	4,446,146
Carlisle Cos., Inc.	29,218	2,479,439
Chicago Bridge & Iron Co. N.V.	49,190	4,004,066
CLARCOR, Inc.	22,432	1,312,945
Colfax Corp. *	42,614	3,101,873
Crane Co.	23,370	1,731,951
Donaldson Co., Inc.	61,935	2,522,613
EMCOR Group, Inc.	31,467	1,400,911
Fortune Brands Home & Security, Inc.	76,518	3,059,190
Generac Holdings, Inc.	31,958	1,555,715
Graco, Inc.	28,071	2,048,622
HD Supply Holdings, Inc. *	46,170	1,212,886
Hexcel Corp. *	45,918	1,884,934
Hubbell, Inc., Class B	24,691	2,888,847
IDEX Corp.	37,060	2,841,761
ITT Corp.	41,751	1,823,684
Jacobs Engineering Group, Inc. *	60,833	3,350,073
KBR, Inc.	68,058	1,653,129
Kennametal, Inc.	36,307	1,635,267
Lennox International, Inc.	20,760	1,762,939
Lincoln Electric Holdings, Inc.	37,065	2,434,800
Masco Corp.	164,449	3,502,764
MSC Industrial Direct Co., Inc., Class A	21,781	2,003,199
Nordson Corp.	27,589	2,249,607
Oshkosh Corp.	38,812	2,097,789
Owens Corning	49,610	2,034,506
Pall Corp.	50,622	4,289,708
Quanta Services, Inc. *	100,116	3,398,938
Regal-Beloit Corp.	20,317	1,550,797
Sensata Technologies Holding N.V. *	71,250	3,055,913
Snap-on, Inc.	27,224	3,192,559
Spirit AeroSystems Holdings, Inc., Class A *	46,265	1,501,299
SPX Corp.	20,695	2,165,525
Teledyne Technologies, Inc. *	17,729	1,680,177
Terex Corp.	50,433	1,939,653
The Babcock & Wilcox Co.	50,314	1,626,148
The Manitowoc Co., Inc.	61,887	1,674,043
The Middleby Corp. *	8,698	2,077,256
The Timken Co.	35,954	2,308,966
The Toro Co.	26,435	1,707,172

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TransDigm Group, Inc.	22,880	4,317,685
Trinity Industries, Inc.	36,268	3,138,270
Triumph Group, Inc.	24,068	1,667,912
United Rentals, Inc. *	42,994	4,344,544
URS Corp.	33,269	1,497,105
USG Corp. *	43,185	1,294,686
Valmont Industries, Inc.	12,179	1,887,136
WABCO Holdings, Inc. *	28,620	3,055,757
Wabtec Corp.	44,565	3,509,048
Watsco, Inc.	12,499	1,257,774
WESCO International, Inc. *	20,828	1,779,128
Woodward, Inc.	28,095	1,255,847
Xylem, Inc.	84,780	3,162,294

		136,529,121

Commercial & Professional Services 3.0%
Cintas Corp.	46,433	2,884,418
Clean Harbors, Inc. *	25,425	1,553,722
Copart, Inc. *	51,080	1,816,916
Covanta Holding Corp.	60,705	1,158,858
Equifax, Inc.	56,282	3,984,203
Iron Mountain, Inc.	76,950	2,396,223
KAR Auction Services, Inc.	64,040	1,955,781
Manpowergroup, Inc.	36,657	3,005,141
Pitney Bowes, Inc.	93,824	2,592,357
Robert Half International, Inc.	63,222	2,882,291
Rollins, Inc.	29,958	918,812
The Dun & Bradstreet Corp.	17,335	1,789,839
Towers Watson & Co., Class A	29,645	3,335,359
Waste Connections, Inc.	56,612	2,579,809

		32,853,729

Consumer Durables & Apparel 4.8%
Brunswick Corp.	42,580	1,835,198
Carter’s, Inc.	25,124	1,812,194
D.R. Horton, Inc.	131,466	3,113,115
Fossil Group, Inc. *	22,152	2,320,644
Hanesbrands, Inc.	45,874	3,891,491
Harman International Industries, Inc.	31,248	3,281,977
Hasbro, Inc.	53,995	2,899,532
Jarden Corp. *	56,430	3,192,809
Leggett & Platt, Inc.	64,435	2,185,635
Lennar Corp., Class A	80,370	3,287,133
Mohawk Industries, Inc. *	28,164	3,820,728
Newell Rubbermaid, Inc.	128,652	3,766,931
NVR, Inc. *	1,900	2,115,916
Polaris Industries, Inc.	29,944	3,860,381
PulteGroup, Inc.	160,740	3,144,074
Toll Brothers, Inc. *	74,670	2,704,547
Tupperware Brands Corp.	23,564	1,972,778
Under Armour, Inc., Class A *	73,392	3,727,580

		52,932,663

Consumer Services 2.9%
Aramark	16,973	447,748
Bally Technologies, Inc. *	18,502	1,091,618
Bloomin’ Brands, Inc. *	34,446	717,855
Brinker International, Inc.	30,966	1,537,462
Burger King Worldwide, Inc.	28,010	719,577
Darden Restaurants, Inc.	61,560	3,085,387
Domino’s Pizza, Inc.	25,709	1,862,617
Dunkin’ Brands Group, Inc.	48,623	2,176,365
Extended Stay America, Inc.	12,880	284,648
Graham Holdings Co., Class B	1,996	1,351,172
H&R Block, Inc.	126,560	3,768,957
International Game Technology	115,190	1,445,635
MGM Resorts International *	153,814	3,960,710
Norwegian Cruise Line Holdings Ltd. *	42,559	1,436,366
Panera Bread Co., Class A *	12,144	1,865,440
Penn National Gaming, Inc. *	31,770	370,438
SeaWorld Entertainment, Inc.	30,210	922,009
Service Corp. International	96,384	1,929,608
Six Flags Entertainment Corp.	43,861	1,774,616
Sotheby’s	32,266	1,273,862

		32,022,090

Diversified Financials 2.4%
CBOE Holdings, Inc.	40,144	2,034,498
Credit Acceptance Corp. *	4,328	565,237
E*TRADE Financial Corp. *	132,987	2,708,945
Eaton Vance Corp.	56,719	2,107,111
Federated Investors, Inc., Class B	42,948	1,214,140
Legg Mason, Inc.	48,465	2,367,030
LPL Financial Holdings, Inc.	34,770	1,630,713
MSCI, Inc. *	53,787	2,321,447
Raymond James Financial, Inc.	57,137	2,765,431
SEI Investments Co.	66,355	2,185,070
The NASDAQ OMX Group, Inc.	54,422	2,062,594
Voya Financial, Inc.	64,980	2,326,284
Waddell & Reed Financial, Inc., Class A	38,874	2,347,212

		26,635,712

Energy 7.2%
Atwood Oceanics, Inc. *	26,220	1,293,957
Cheniere Energy, Inc. *	101,485	6,912,143
Cimarex Energy Co.	40,131	5,182,116
Core Laboratories N.V.	20,881	3,337,828
CVR Energy, Inc. (a)	7,980	375,539
Dresser-Rand Group, Inc. *	35,513	2,173,396
Dril-Quip, Inc. *	18,495	1,890,559
Energen Corp.	33,925	2,896,516
EP Energy Corp., Class A *	15,789	316,727
Frank’s International N.V.	13,445	320,529
Gulfport Energy Corp. *	39,900	2,455,047
Helix Energy Solutions Group, Inc. *	44,152	1,032,274
Helmerich & Payne, Inc.	50,160	5,515,092
Kosmos Energy Ltd. *	45,902	481,053
Laredo Petroleum, Inc. *	25,947	717,953
Nabors Industries Ltd.	120,375	3,157,436
Newfield Exploration Co. *	62,881	2,293,899
Oasis Petroleum, Inc. *	43,745	2,165,377
Oceaneering International, Inc.	49,901	3,595,367
Oil States International, Inc. *	24,604	2,646,898
Patterson-UTI Energy, Inc.	65,665	2,172,855
QEP Resources, Inc.	82,302	2,628,726

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rosetta Resources, Inc. *	28,653	1,350,416
Rowan Cos. plc, Class A	56,619	1,752,924
RPC, Inc.	28,846	637,208
SM Energy Co.	30,558	2,316,602
Superior Energy Services, Inc.	72,652	2,411,320
Targa Resources Corp.	13,271	1,525,634
Teekay Corp.	17,616	1,019,086
Tesoro Corp.	60,788	3,416,286
Tidewater, Inc.	22,328	1,163,735
Ultra Petroleum Corp. *	69,730	1,884,105
Western Refining, Inc.	24,179	991,823
Whiting Petroleum Corp. *	54,989	3,950,960
World Fuel Services Corp.	33,706	1,562,610
WPX Energy, Inc. *	95,190	2,016,124

		79,560,120

Food & Staples Retailing 0.6%
Safeway, Inc.	106,617	3,661,228
Sprouts Farmers Market, Inc. *	41,467	1,123,756
The Fresh Market, Inc. *	18,480	566,412
United Natural Foods, Inc. *	22,883	1,542,543

		6,893,939

Food, Beverage & Tobacco 1.2%
Flowers Foods, Inc.	82,368	1,717,373
Ingredion, Inc.	34,359	2,616,438
Pilgrim’s Pride Corp. *	26,510	674,414
Pinnacle Foods, Inc.	24,959	781,466
Seaboard Corp. *	131	353,025
The Hain Celestial Group, Inc. *	23,000	2,086,560
The Hillshire Brands Co.	56,006	2,984,000
The WhiteWave Foods Co., Class A *	80,045	2,520,617

		13,733,893

Health Care Equipment & Services 4.2%
Align Technology, Inc. *	32,148	1,755,602
athenahealth, Inc. *	16,940	2,149,855
Brookdale Senior Living, Inc. *	45,045	1,498,197
Centene Corp. *	26,173	1,950,412
Community Health Systems, Inc. *	52,596	2,196,935
DENTSPLY International, Inc.	65,981	3,120,241
Envision Healthcare Holdings, Inc. *	31,736	1,094,257
Hologic, Inc. *	126,589	3,093,835
IDEXX Laboratories, Inc. *	23,940	3,075,811
MEDNAX, Inc. *	46,320	2,669,422
Omnicare, Inc.	46,014	2,924,190
Patterson Cos., Inc.	37,980	1,487,297
Premier, Inc., Class A *	12,315	365,017
ResMed, Inc. (a)	65,667	3,287,290
Sirona Dental Systems, Inc. *	25,945	1,951,583
Team Health Holdings, Inc. *	32,294	1,639,566
Teleflex, Inc.	19,005	2,026,693
Tenet Healthcare Corp. *	44,733	2,102,451
The Cooper Cos., Inc.	22,395	2,889,403
Universal Health Services, Inc., Class B	41,045	3,676,401
Veeva Systems, Inc., Class A *	11,347	237,833
WellCare Health Plans, Inc. *	20,837	1,613,826

		46,806,117

Household & Personal Products 0.8%
Coty, Inc., Class A	25,752	429,543
Energizer Holdings, Inc.	28,733	3,333,028
Herbalife Ltd. (a)	38,485	2,494,983
Nu Skin Enterprises, Inc., Class A	27,663	2,042,636
Spectrum Brands Holdings, Inc.	9,707	755,884

		9,056,074

Insurance 6.0%
Alleghany Corp. *	7,624	3,210,619
Allied World Assurance Co. Holdings AG	45,417	1,703,137
American Financial Group, Inc.	33,934	1,981,067
American National Insurance Co.	2,284	261,518
AmTrust Financial Services, Inc. (a)	13,165	562,146
Arch Capital Group Ltd. *	53,851	3,065,737
Arthur J. Gallagher & Co.	69,540	3,187,018
Assurant, Inc.	33,025	2,239,425
Assured Guaranty Ltd.	73,565	1,796,457
Axis Capital Holdings Ltd.	49,305	2,267,537
Brown & Brown, Inc.	54,418	1,642,879
Cincinnati Financial Corp.	67,888	3,327,870
CNO Financial Group, Inc.	102,412	1,651,906
Erie Indemnity Co., Class A	11,461	867,942
Everest Re Group Ltd.	21,846	3,495,797
Fidelity National Financial, Inc., Class A	126,337	4,212,076
Genworth Financial, Inc., Class A *	230,037	3,908,329
HCC Insurance Holdings, Inc.	46,294	2,174,892
Markel Corp. *	6,489	4,154,388
Old Republic International Corp.	110,072	1,882,231
PartnerRe Ltd.	22,230	2,386,835
ProAssurance Corp.	28,615	1,300,552
Protective Life Corp.	36,915	1,930,654
Reinsurance Group of America, Inc.	32,243	2,520,113
RenaissanceRe Holdings Ltd.	19,386	2,019,440
Torchmark Corp.	40,837	3,304,938
Validus Holdings Ltd.	43,058	1,607,355
W.R. Berkley Corp.	48,027	2,140,563
White Mountains Insurance Group Ltd.	2,611	1,541,848

		66,345,269

Materials 7.6%
Airgas, Inc.	30,686	3,262,535
Albemarle Corp.	36,667	2,536,990
Allegheny Technologies, Inc.	49,681	2,040,399
AptarGroup, Inc.	30,647	2,040,784
Ashland, Inc.	33,457	3,446,071
Avery Dennison Corp.	44,270	2,244,489
Axiall Corp.	31,405	1,451,225
Bemis Co., Inc.	47,460	1,965,319
Carpenter Technology Corp.	24,146	1,508,884
Cliffs Natural Resources, Inc. (a)	72,179	1,131,767
Crown Holdings, Inc. *	63,855	3,119,317

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cytec Industries, Inc.	15,970	1,586,619
Eagle Materials, Inc.	22,582	1,963,956
Graphic Packaging Holding Co. *	146,490	1,609,925
Greif, Inc., Class A	13,516	738,244
Huntsman Corp.	92,340	2,464,555
International Flavors & Fragrances, Inc.	37,727	3,744,782
Martin Marietta Materials, Inc.	21,392	2,626,938
MeadWestvaco Corp.	80,531	3,267,948
NewMarket Corp.	5,211	2,040,159
Owens-Illinois, Inc. *	76,002	2,525,546
Packaging Corp. of America	45,034	3,114,551
Reliance Steel & Aluminum Co.	35,701	2,568,687
Rock-Tenn Co., Class A	33,358	3,370,159
Rockwood Holdings, Inc.	33,066	2,525,250
Royal Gold, Inc.	29,837	1,871,377
RPM International, Inc.	61,419	2,645,316
Sealed Air Corp.	90,495	2,980,000
Silgan Holdings, Inc.	20,363	994,325
Sonoco Products Co.	46,451	1,962,090
Steel Dynamics, Inc.	100,394	1,733,804
The Scotts Miracle-Gro Co., Class A	20,086	1,204,156
The Valspar Corp.	36,283	2,708,889
Valhi, Inc.	9,944	57,079
Vulcan Materials Co.	60,691	3,700,330
W.R. Grace & Co. *	35,543	3,272,799
Westlake Chemical Corp.	18,925	1,530,086

		83,555,350

Media 1.5%
AMC Networks, Inc., Class A *	27,069	1,675,030
Cablevision Systems Corp., Class A	97,762	1,723,544
Cinemark Holdings, Inc.	48,792	1,537,924
Clear Channel Outdoor Holdings, Inc., Class A	17,782	145,101
Gannett Co., Inc.	106,070	2,947,685
Lamar Advertising Co., Class A	29,817	1,471,171
Morningstar, Inc.	9,749	693,544
Regal Entertainment Group, Class A (a)	36,154	705,365
The Interpublic Group of Cos., Inc.	195,629	3,740,426
The Madison Square Garden Co., Class A *	28,372	1,556,204

		16,195,994

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Alkermes plc *	66,007	3,023,781
ARIAD Pharmaceuticals, Inc. *(a)	87,624	566,051
Bio-Rad Laboratories, Inc., Class A *	9,259	1,117,839
BioMarin Pharmaceutical, Inc. *	66,485	3,853,471
Bruker Corp. *	49,753	1,042,325
Covance, Inc. *	25,909	2,172,729
Cubist Pharmaceuticals, Inc. *	34,770	2,315,682
Endo International plc *	63,425	4,477,171
Hospira, Inc. *	76,163	3,744,935
Incyte Corp., Ltd. *	68,719	3,405,026
Jazz Pharmaceuticals plc *	24,307	3,448,191
Medivation, Inc. *	35,174	2,561,722
Mettler-Toledo International, Inc. *	13,680	3,351,874
PerkinElmer, Inc.	52,601	2,365,467
Pharmacyclics, Inc. *	31,397	2,788,995
Quintiles Transnational Holdings, Inc. *	23,975	1,222,245
Salix Pharmaceuticals Ltd. *	28,959	3,303,643
Seattle Genetics, Inc. *	50,840	1,696,531
Techne Corp.	15,390	1,351,088
United Therapeutics Corp. *	21,204	2,030,071

		49,838,837

Real Estate 9.4%
Alexandria Real Estate Equities, Inc.	32,695	2,487,763
American Campus Communities, Inc.	48,319	1,876,710
American Homes 4 Rent, Class A	19,696	347,044
Apartment Investment & Management Co., Class A	66,468	2,092,413
BioMed Realty Trust, Inc.	90,384	1,961,333
Brixmor Property Group, Inc.	20,225	439,894
Camden Property Trust	39,017	2,740,554
CBL & Associates Properties, Inc.	78,142	1,470,632
CBRE Group, Inc., Class A *	130,397	3,891,046
Chimera Investment Corp.	469,248	1,478,131
Corrections Corp. of America	54,550	1,774,511
DDR Corp.	134,235	2,323,608
Douglas Emmett, Inc.	59,682	1,694,372
Duke Realty Corp.	149,078	2,638,681
Equity Lifestyle Properties, Inc.	36,248	1,585,488
Essex Property Trust, Inc.	28,581	5,172,018
Extra Space Storage, Inc.	50,792	2,658,961
Federal Realty Investment Trust	30,827	3,684,443
Forest City Enterprises, Inc., Class A *	72,261	1,375,127
Gaming & Leisure Properties, Inc.	39,769	1,334,648
Highwoods Properties, Inc.	42,295	1,716,331
Home Properties, Inc.	26,443	1,644,226
Hospitality Properties Trust	70,680	2,050,427
Jones Lang LaSalle, Inc.	20,252	2,456,365
Kilroy Realty Corp.	38,760	2,348,081
Liberty Property Trust	66,955	2,591,828
MFA Financial, Inc.	169,130	1,391,940
Mid-America Apartment Communities, Inc.	34,569	2,501,067
National Retail Properties, Inc.	55,578	1,944,118
Omega Healthcare Investors, Inc.	56,696	2,091,515
Piedmont Office Realty Trust, Inc., Class A (a)	71,157	1,324,943
Rayonier, Inc.	59,427	2,828,725
Realogy Holdings Corp. *	66,930	2,488,457
Realty Income Corp.	100,840	4,366,372
Regency Centers Corp.	41,972	2,241,305
Retail Properties of America, Inc., Class A	86,123	1,295,290
RLJ Lodging Trust	57,912	1,604,742
Senior Housing Properties Trust	92,858	2,226,735
SL Green Realty Corp.	43,931	4,810,005
Starwood Property Trust, Inc.	103,170	2,516,316
Tanger Factory Outlet Centers, Inc.	43,586	1,543,816

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Taubman Centers, Inc.	28,506	2,135,099
The Howard Hughes Corp. *	14,315	2,119,765
Two Harbors Investment Corp.	168,356	1,772,789
UDR, Inc.	115,925	3,190,256
Weingarten Realty Investors	50,962	1,620,082
WP Carey, Inc.	27,360	1,741,190

		103,589,162

Retailing 4.3%
Abercrombie & Fitch Co., Class A	35,086	1,333,619
Advance Auto Parts, Inc.	34,200	4,246,614
American Eagle Outfitters, Inc.	78,503	842,337
Ascena Retail Group, Inc. *	59,541	994,037
AutoNation, Inc. *	29,307	1,675,481
Cabela’s, Inc. *	21,357	1,307,689
Dick’s Sporting Goods, Inc.	46,509	2,067,325
Dillard’s, Inc., Class A	11,003	1,240,588
DSW, Inc., Class A	33,286	833,814
Foot Locker, Inc.	67,677	3,260,678
GameStop Corp., Class A	53,409	2,021,531
GNC Holdings, Inc., Class A	43,802	1,617,170
Groupon, Inc. *	170,561	1,002,899
HSN, Inc.	15,457	859,718
J.C. Penney Co., Inc. *(a)	140,525	1,263,320
Lands’ End, Inc. *(a)	5,951	165,200
LKQ Corp. *	139,090	3,858,357
Penske Automotive Group, Inc.	18,849	876,855
Sally Beauty Holdings, Inc. *	65,125	1,668,503
Sears Holdings Corp. *(a)	19,800	832,689
Signet Jewelers Ltd.	36,981	3,923,314
Tractor Supply Co.	64,622	4,201,722
Ulta Salon, Cosmetics & Fragrance, Inc. *	29,884	2,537,152
Urban Outfitters, Inc. *	45,600	1,528,512
Williams-Sonoma, Inc.	40,730	2,725,652
zulily, Inc., Class A *(a)	5,139	178,477

		47,063,253

Semiconductors & Semiconductor Equipment 2.0%
Atmel Corp. *	200,480	1,680,022
Cree, Inc. *	56,572	2,722,245
First Solar, Inc. *	32,591	2,013,472
Freescale Semiconductor Ltd. *	42,614	945,605
Lam Research Corp. *	74,685	4,633,457
Marvell Technology Group Ltd.	185,844	2,893,591
ON Semiconductor Corp. *	204,692	1,778,773
Skyworks Solutions, Inc.	87,949	3,809,071
Teradyne, Inc.	88,557	1,576,315

		22,052,551

Software & Services 7.6%
Akamai Technologies, Inc. *	82,354	4,475,116
Amdocs Ltd.	74,157	3,568,435
ANSYS, Inc. *	42,355	3,110,975
AOL, Inc. *	36,648	1,329,589
Aspen Technology, Inc. *	42,653	1,833,652
Blackhawk Network Holdings, Inc., Class B *	17,506	429,422
Booz Allen Hamilton Holding Corp.	27,996	619,552
Broadridge Financial Solutions, Inc.	55,726	2,285,881
Cadence Design Systems, Inc. *	133,348	2,225,578
CommVault Systems, Inc. *	20,201	988,233
Computer Sciences Corp.	67,190	4,225,579
Concur Technologies, Inc. *	21,933	1,872,420
CoStar Group, Inc. *	13,303	2,109,191
DST Systems, Inc.	15,960	1,454,754
Electronic Arts, Inc. *	142,815	5,017,091
FactSet Research Systems, Inc.	18,350	1,966,019
FireEye, Inc. *(a)	13,951	458,569
FleetCor Technologies, Inc. *	33,775	4,269,498
Fortinet, Inc. *	63,093	1,417,700
Gartner, Inc. *	42,180	2,998,576
Genpact Ltd. *	71,820	1,210,167
Global Payments, Inc.	33,175	2,274,478
IAC/InterActiveCorp	35,554	2,354,030
Informatica Corp. *	49,115	1,797,118
Jack Henry & Associates, Inc.	38,987	2,260,856
Leidos Holdings, Inc.	29,640	1,130,766
MICROS Systems, Inc. *	34,780	1,857,948
NetSuite, Inc. *	13,804	1,111,084
NeuStar, Inc., Class A *	29,080	814,822
PTC, Inc. *	54,538	2,006,998
ServiceNow, Inc. *	47,030	2,460,139
SolarWinds, Inc. *	30,039	1,174,225
Solera Holdings, Inc.	31,798	2,074,820
Splunk, Inc. *	39,797	1,665,902
Synopsys, Inc. *	71,067	2,735,369
Syntel, Inc. *	7,456	603,190
Tableau Software, Inc., Class A *	15,960	926,318
The Ultimate Software Group, Inc. *	12,867	1,635,782
TIBCO Software, Inc. *	70,914	1,525,360
Total System Services, Inc.	76,418	2,312,409
Vantiv, Inc., Class A *	65,346	2,025,073
WEX, Inc. *	17,929	1,726,383

		84,339,067

Technology Hardware & Equipment 3.4%
3D Systems Corp. *(a)	44,769	2,267,550
Anixter International, Inc.	12,192	1,255,776
Arrow Electronics, Inc. *	45,892	2,647,968
Avnet, Inc.	62,882	2,739,769
Brocade Communications Systems, Inc. *	208,141	1,898,246
CDW Corp.	38,190	1,123,168
CommScope Holding Co., Inc. *	28,426	751,583
Dolby Laboratories, Inc., Class A *	21,722	902,332
EchoStar Corp., Class A *	19,687	1,005,415
FEI Co.	19,657	1,640,377
FLIR Systems, Inc.	66,690	2,328,148
Harris Corp.	49,129	3,795,215
Ingram Micro, Inc., Class A *	72,629	2,016,907
IPG Photonics Corp. *	15,689	989,976
Jabil Circuit, Inc.	84,566	1,591,532
JDS Uniphase Corp. *	105,204	1,154,088
National Instruments Corp.	45,983	1,316,953
NCR Corp. *	76,080	2,484,773

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nimble Storage, Inc. *(a)	3,623	91,916
Palo Alto Networks, Inc. *	21,506	1,611,014
Trimble Navigation Ltd. *	120,651	4,351,882

		37,964,588

Telecommunication Services 1.1%
Frontier Communications Corp. (a)	460,135	2,664,182
Level 3 Communications, Inc. *	79,230	3,458,389
Telephone & Data Systems, Inc.	46,030	1,275,491
tw telecom, Inc. *	64,857	2,126,661
United States Cellular Corp.	5,859	251,644
Windstream Holdings, Inc. (a)	276,008	2,641,397

		12,417,764

Transportation 2.2%
Alaska Air Group, Inc.	31,672	3,118,425
AMERCO	2,863	790,474
American Airlines Group, Inc. *	89,130	3,579,461
Avis Budget Group, Inc. *	49,441	2,829,508
Genesee & Wyoming, Inc., Class A *	23,483	2,286,070
J.B. Hunt Transport Services, Inc.	41,927	3,256,051
Kirby Corp. *	25,928	2,866,340
Landstar System, Inc.	20,924	1,358,595
Old Dominion Freight Line, Inc. *	31,986	2,045,825
Ryder System, Inc.	24,631	2,137,725

		24,268,474

Utilities 5.4%
AGL Resources, Inc.	54,352	2,901,310
Alliant Energy Corp.	51,729	3,015,801
American Water Works Co., Inc.	82,713	4,020,679
Aqua America, Inc.	81,170	2,060,094
Atmos Energy Corp.	46,208	2,315,021
Cleco Corp.	27,757	1,444,197
CMS Energy Corp.	123,029	3,660,113
Great Plains Energy, Inc.	71,037	1,807,892
Integrys Energy Group, Inc.	37,252	2,160,243
ITC Holdings Corp.	72,975	2,670,885
MDU Resources Group, Inc.	87,359	2,959,723
National Fuel Gas Co.	38,626	2,896,950
NRG Energy, Inc.	151,620	5,403,737
OGE Energy Corp.	90,930	3,339,859
Pepco Holdings, Inc.	114,275	3,165,417
Pinnacle West Capital Corp.	50,392	2,792,725
Questar Corp.	80,991	1,949,453
SCANA Corp.	65,222	3,391,544
TECO Energy, Inc.	93,074	1,607,388
UGI Corp.	52,920	2,575,616
Vectren Corp.	37,374	1,490,475
Westar Energy, Inc.	60,139	2,168,011

		59,797,133

Total Common Stock
(Cost $935,250,965)		1,104,452,633

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
SPDR S&P MidCap 400 ETF	5	1,254

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	541,224	541,224

Total Other Investment Companies
(Cost $542,226)		542,478

End of Investments

Collateral Invested for Securities on Loan 1.0% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	10,702,204	10,702,204

Total Collateral Invested for Securities on Loan
(Cost $10,702,204)		10,702,204

End of Collateral Invested for Securities on Loan

At 05/31/14, the tax basis cost of the fund’s investments was $936,501,022 and the unrealized appreciation and depreciation were $182,779,151 and ($14,285,062), respectively, with a net unrealized appreciation of $168,494,089.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,344,763. Non-Cash Collateral received for securities on loan amounted to $2,077,384.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 7

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,104,452,633	$—	$—	$1,104,452,633
Other Investment Companies[1]	542,478	—	—	542,478

Total	$1,104,995,111	$—	$—	$1,104,995,111

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,702,204	$—	$—	$10,702,204

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG65851MAY14

8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	1,651,291,370	1,993,831,573
0.0%		Other Investment Companies	203,193	208,802
0.0%		Rights	115,419	115,419
0.0%		Warrants	—	—

99.9%		Total Investments	1,651,609,982	1,994,155,794
3.6%		Collateral Invested for Securities on Loan	71,627,588	71,627,588
(3	.5)%	Other Assets and Liabilities, Net		(70,060,182)

100.0%		Net Assets		1,995,723,200

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	59,417	1,101,591
Cooper Tire & Rubber Co.	51,591	1,435,778
Dana Holding Corp.	131,880	2,919,823
Dorman Products, Inc. *	25,899	1,376,014
Drew Industries, Inc.	18,518	898,493
Federal-Mogul Holdings Corp. *	28,561	473,827
Fox Factory Holding Corp. *	7,730	132,106
Fuel Systems Solutions, Inc. *	13,106	128,046
Gentex Corp.	122,833	3,552,330
Gentherm, Inc. *	29,088	1,196,389
Modine Manufacturing Co. *	31,441	480,104
Remy International, Inc.	12,523	297,922
Standard Motor Products, Inc.	17,702	734,987
Superior Industries International, Inc.	18,423	366,618
Tenneco, Inc. *	50,026	3,189,158
The Goodyear Tire & Rubber Co.	230,031	6,065,917
Thor Industries, Inc.	38,618	2,317,080
Visteon Corp. *	40,664	3,706,117
Winnebago Industries, Inc. *	23,682	586,366

		30,958,666

Banks 7.8%
1st Source Corp.	11,422	346,543
Ameris Bancorp *	19,384	407,258
Arrow Financial Corp.	11,456	296,481
Associated Banc-Corp.	135,689	2,337,921
Astoria Financial Corp.	70,841	905,348
BancFirst Corp.	5,105	303,288
BancorpSouth, Inc.	71,291	1,675,338
Bank Mutual Corp.	31,445	190,557
Bank of Hawaii Corp.	36,964	2,061,113
Bank of the Ozarks, Inc.	27,129	1,601,696
BankUnited, Inc.	79,597	2,590,086
Banner Corp.	16,122	615,377
BBCN Bancorp, Inc.	67,422	1,028,185
Beneficial Mutual Bancorp, Inc. *	27,219	367,729
Berkshire Hills Bancorp, Inc.	22,615	511,099
BNC Bancorp	25,524	432,887
BofI Holding, Inc. *	10,257	788,045
Boston Private Financial Holdings, Inc.	66,864	845,161
Bridge Capital Holdings *	8,443	191,149
Brookline Bancorp, Inc.	59,907	535,569
Bryn Mawr Bank Corp.	13,952	396,376
Camden National Corp.	6,452	237,434
Capital Bank Financial Corp., Class A *	42,235	1,024,621
Capitol Federal Financial, Inc.	116,270	1,406,867
Cardinal Financial Corp.	25,408	441,337
Cascade Bancorp *(a)	6,135	26,626
Cathay General Bancorp	63,297	1,521,027
Centerstate Banks, Inc.	22,901	243,209
Central Pacific Financial Corp.	25,684	489,023
Chemical Financial Corp.	24,814	713,154
City Holding Co.	13,546	585,323
City National Corp.	39,113	2,780,543
Clifton Bancorp, Inc.	7,639	91,821
CoBiz Financial, Inc.	26,850	278,434
Columbia Banking System, Inc.	43,619	1,080,443
Commerce Bancshares, Inc.	69,580	3,020,468
Community Bank System, Inc.	34,838	1,237,097
Community Trust Bancorp, Inc.	14,671	503,502
CVB Financial Corp.	77,635	1,131,918
Dime Community Bancshares, Inc.	24,851	375,747
Eagle Bancorp, Inc. *	19,402	620,282
East West Bancorp, Inc.	121,379	4,063,769
Enterprise Financial Services Corp.	12,955	226,324
Essent Group Ltd. *	15,146	302,163
EverBank Financial Corp.	71,948	1,370,609
F.N.B. Corp.	131,469	1,609,181
Federal Agricultural Mortgage Corp., Class C	9,426	292,394
Financial Institutions, Inc.	10,891	251,146
First Bancorp	15,163	274,147
First BanCorp *	84,608	412,041
First Busey Corp.	58,671	326,211
First Citizens BancShares, Inc., Class A	5,790	1,272,526
First Commonwealth Financial Corp.	81,506	700,952
First Community Bancshares, Inc.	11,715	171,039
First Connecticut Bancorp, Inc.	10,891	169,573
First Financial Bancorp	49,276	801,228

 1

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Bankshares, Inc. (a)	24,518	1,458,331
First Financial Corp.	7,066	227,101
First Financial Holdings, Inc.	19,569	1,152,027
First Horizon National Corp.	196,363	2,250,320
First Interstate Bancsystem, Inc.	17,929	460,237
First Merchants Corp.	30,207	599,307
First Midwest Bancorp, Inc.	66,228	1,059,648
First Niagara Financial Group, Inc.	301,553	2,596,371
FirstMerit Corp.	140,514	2,623,396
Flagstar Bancorp, Inc. *	16,517	280,954
Flushing Financial Corp.	23,236	462,164
Fulton Financial Corp.	164,989	1,971,619
German American Bancorp, Inc.	10,075	271,521
Glacier Bancorp, Inc.	64,077	1,683,303
Great Southern Bancorp, Inc.	7,874	230,629
Hancock Holding Co.	67,547	2,281,738
Hanmi Financial Corp.	25,895	551,822
Heartland Financial USA, Inc.	13,382	324,246
Home BancShares, Inc.	40,618	1,239,255
Home Loan Servicing Solutions Ltd.	54,996	1,226,411
HomeStreet, Inc.	12,767	228,785
HomeTrust Bancshares, Inc. *	17,556	265,798
Hudson Valley Holding Corp.	14,583	260,890
Iberiabank Corp.	24,595	1,536,204
Independent Bank Corp.	19,173	694,063
Independent Bank Group, Inc.	2,593	121,223
International Bancshares Corp.	48,557	1,170,224
Investors Bancorp, Inc.	261,882	2,828,326
Kearny Financial Corp. *	8,122	115,495
Ladder Capital Corp., Class A *	6,892	127,847
Lakeland Bancorp, Inc.	25,692	266,688
Lakeland Financial Corp.	11,394	412,235
MainSource Financial Group, Inc.	14,538	242,058
MB Financial, Inc.	48,210	1,293,956
Meridian Interstate Bancorp, Inc. *	7,444	193,544
Metro Bancorp, Inc. *	9,609	209,957
MGIC Investment Corp. *	281,848	2,390,071
National Bank Holdings Corp., Class A	32,880	643,462
National Bankshares, Inc. (a)	4,896	154,224
National Penn Bancshares, Inc.	93,055	956,605
Nationstar Mortgage Holdings, Inc. *(a)	17,726	619,701
NBT Bancorp, Inc.	37,115	843,253
NMI Holdings, Inc., Class A *	4,285	46,878
Northfield Bancorp, Inc.	49,576	644,984
Northwest Bancshares, Inc.	79,367	1,056,375
OceanFirst Financial Corp.	13,089	213,874
OFG Bancorp	38,390	693,323
Old National Bancorp	82,748	1,119,580
OmniAmerican Bancorp, Inc.	7,344	176,770
Oritani Financial Corp.	31,826	479,618
PacWest Bancorp	80,017	3,234,287
Park National Corp. (a)	10,949	817,343
Park Sterling Corp.	37,855	244,165
Pinnacle Financial Partners, Inc.	26,395	911,155
Popular, Inc. *	89,228	2,692,901
PrivateBancorp, Inc.	54,283	1,449,899
Prosperity Bancshares, Inc.	47,736	2,774,894
Provident Financial Services, Inc.	46,543	787,973
Radian Group, Inc.	144,792	2,087,901
Renasant Corp.	26,763	740,532
Republic Bancorp, Inc., Class A	10,138	235,708
S&T Bancorp, Inc.	24,517	595,028
Sandy Spring Bancorp, Inc.	20,243	479,961
Signature Bank *	39,453	4,569,446
Simmons First National Corp., Class A	13,095	532,050
Southside Bancshares, Inc.	14,484	373,977
Southwest Bancorp, Inc.	15,839	272,431
State Bank Financial Corp.	28,607	460,859
Sterling Bancorp	66,081	748,698
Stock Yards Bancorp, Inc.	12,279	350,688
Stonegate Mortgage Corp. *(a)	6,280	95,644
Sun Bancorp, Inc. *	53,532	201,816
Susquehanna Bancshares, Inc.	159,389	1,574,763
SVB Financial Group *	40,309	4,250,584
Synovus Financial Corp.	119,064	2,745,616
Taylor Capital Group, Inc. *	13,942	295,431
TCF Financial Corp.	140,262	2,228,763
Territorial Bancorp, Inc.	7,753	159,944
Texas Capital Bancshares, Inc. *	34,738	1,778,586
TFS Financial Corp. *	68,576	924,404
The Bancorp, Inc. *	28,493	447,340
The First of Long Island Corp.	6,628	255,642
Tompkins Financial Corp.	8,660	399,659
TowneBank	26,637	415,537
Trico Bancshares	10,122	231,693
TrustCo Bank Corp.	77,641	499,232
Trustmark Corp.	58,137	1,345,872
UMB Financial Corp.	31,457	1,736,426
Umpqua Holdings Corp.	137,056	2,271,018
Union Bankshares Corp.	40,378	1,008,239
United Bankshares, Inc.	53,005	1,606,051
United Community Banks, Inc. *	32,873	504,272
United Financial Bancorp, Inc.	38,383	517,019
Univest Corp. of Pennsylvania	14,366	299,100
Valley National Bancorp	169,559	1,643,027
ViewPoint Financial Group, Inc.	30,162	749,526
Walker & Dunlop, Inc. *	16,656	246,176
Washington Federal, Inc.	88,081	1,834,727
Washington Trust Bancorp, Inc.	12,483	427,043
Waterstone Financial, Inc.	6,275	67,771
Webster Financial Corp.	76,929	2,301,716
WesBanco, Inc.	24,767	729,140
Westamerica Bancorp	21,674	1,061,376
Western Alliance Bancorp *	64,180	1,468,438
Wilshire Bancorp, Inc.	52,895	533,711
Wintrust Financial Corp.	39,033	1,701,058
WSFS Financial Corp.	5,933	402,969

		154,755,021

Capital Goods 10.7%
A.O. Smith Corp.	64,375	3,178,837
AAON, Inc.	21,514	671,237
AAR Corp.	34,464	837,475
Aceto Corp.	23,023	401,291
Actuant Corp., Class A	62,410	2,217,427
Acuity Brands, Inc.	35,771	4,489,618
AECOM Technology Corp. *	82,369	2,647,340
Aegion Corp. *	33,522	803,522
Aerovironment, Inc. *	16,548	531,522

2

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Air Lease Corp.	75,572	3,118,101
Aircastle Ltd.	55,004	922,967
Alamo Group, Inc.	5,367	278,225
Albany International Corp., Class A	24,846	925,514
Allegion plc	75,005	3,929,512
Alliant Techsystems, Inc.	27,162	3,430,289
Altra Industrial Motion Corp.	22,516	769,822
Ameresco, Inc., Class A *	13,188	86,381
American Railcar Industries, Inc. (a)	7,986	521,486
American Science & Engineering, Inc.	6,295	422,395
American Woodmark Corp. *	8,969	247,275
Apogee Enterprises, Inc.	24,513	737,841
Applied Industrial Technologies, Inc.	34,245	1,630,747
Armstrong World Industries, Inc. *	35,282	1,872,416
Astec Industries, Inc.	15,989	638,121
Astronics Corp. *	12,280	673,681
AZZ, Inc.	21,582	960,615
Barnes Group, Inc.	38,853	1,452,325
Beacon Roofing Supply, Inc. *	42,681	1,472,495
Blount International, Inc. *	37,302	454,338
Briggs & Stratton Corp.	36,893	759,258
Builders FirstSource, Inc. *	40,454	290,460
CAI International, Inc. *	13,991	311,020
Capstone Turbine Corp. *(a)	263,121	397,313
Chart Industries, Inc. *	25,030	1,799,407
CIRCOR International, Inc.	13,738	1,047,660
CLARCOR, Inc.	41,555	2,432,214
Columbus McKinnon Corp.	15,351	432,284
Comfort Systems USA, Inc.	30,986	511,269
Continental Building Products, Inc. *	10,044	155,582
Crane Co.	40,324	2,988,412
Cubic Corp.	17,820	866,943
Curtiss-Wright Corp.	40,017	2,666,333
DigitalGlobe, Inc. *	58,029	1,761,760
Douglas Dynamics, Inc.	18,026	314,914
DXP Enterprises, Inc. *	8,668	603,033
Dycom Industries, Inc. *	27,777	826,366
EMCOR Group, Inc.	57,169	2,545,164
Encore Wire Corp.	15,654	760,784
EnerSys, Inc.	39,125	2,701,190
Engility Holdings, Inc. *	14,376	555,632
EnPro Industries, Inc. *	17,752	1,302,819
ESCO Technologies, Inc.	22,098	742,935
Esterline Technologies Corp. *	26,711	2,976,941
Exelis, Inc.	160,322	2,738,300
Federal Signal Corp.	53,291	731,153
Foster Wheeler AG	82,231	2,784,342
Franklin Electric Co., Inc.	33,772	1,293,468
GATX Corp.	38,002	2,502,432
GenCorp, Inc. *(a)	51,770	963,440
Generac Holdings, Inc.	56,872	2,768,529
General Cable Corp.	39,907	1,017,629
Gibraltar Industries, Inc. *	22,977	364,415
Global Brass & Copper Holdings, Inc.	18,004	290,224
Global Power Equipment Group, Inc.	11,965	197,781
Graco, Inc.	50,841	3,710,376
GrafTech International Ltd. *	100,034	1,045,355
Graham Corp.	8,397	250,231
Granite Construction, Inc.	30,491	1,083,040
Great Lakes Dredge & Dock Corp. *	44,208	336,865
Griffon Corp.	42,464	496,404
H&E Equipment Services, Inc. *	25,495	883,402
Harsco Corp.	68,693	1,853,337
HD Supply Holdings, Inc. *	80,135	2,105,146
HEICO Corp.	46,650	2,429,998
Hexcel Corp. *	83,129	3,412,445
Huntington Ingalls Industries, Inc.	40,739	4,066,974
Hyster-Yale Materials Handling, Inc.	9,619	808,766
Insteel Industries, Inc.	13,244	259,980
ITT Corp.	76,941	3,360,783
John Bean Technologies Corp.	20,776	594,194
Kadant, Inc.	10,075	381,843
Kaman Corp.	22,855	972,023
Kennametal, Inc.	66,330	2,987,503
Kratos Defense & Security Solutions, Inc. *	40,067	340,970
L.B. Foster Co., Class A	8,443	431,268
Layne Christensen Co. *	17,062	258,319
Lennox International, Inc.	37,878	3,216,600
Lindsay Corp. (a)	11,040	930,562
Lydall, Inc. *	13,910	383,777
Masonite International Corp. *	14,026	738,749
MasTec, Inc. *	50,363	1,813,068
Meritor, Inc. *	81,724	1,128,608
Moog, Inc., Class A *	38,668	2,786,416
MRC Global, Inc. *	86,572	2,492,408
Mueller Industries, Inc.	46,008	1,325,951
Mueller Water Products, Inc., Class A	126,806	1,068,975
MYR Group, Inc. *	18,593	465,197
National Presto Industries, Inc. (a)	3,222	226,797
Navistar International Corp. *	57,286	1,963,191
NCI Building Systems, Inc. *	21,163	354,480
Nortek, Inc. *	13,339	1,120,743
Orbital Sciences Corp. *	51,840	1,357,171
PGT, Inc. *	32,318	278,258
Pike Corp. *	19,562	174,689
Ply Gem Holdings, Inc. *	14,820	174,283
Polypore International, Inc. *(a)	34,137	1,517,390
Powell Industries, Inc.	7,948	491,425
Power Solutions International, Inc. *	4,329	337,619
Preformed Line Products Co.	2,508	131,494
Primoris Services Corp.	29,825	864,030
Proto Labs, Inc. *	17,169	1,132,811
Quanex Building Products Corp.	34,135	607,603
Raven Industries, Inc.	29,209	915,702
RBC Bearings, Inc.	18,802	1,127,556
Regal-Beloit Corp.	37,142	2,835,049
Rexnord Corp. *	45,296	1,158,219
Rush Enterprises, Inc., Class A *	27,488	912,052
Simpson Manufacturing Co., Inc.	34,788	1,157,049
SolarCity Corp. *(a)	39,875	2,093,437
Spirit AeroSystems Holdings, Inc., Class A *	86,214	2,797,644
Standex International Corp.	10,324	762,324

 3

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stock Building Supply Holdings, Inc. *	12,285	235,135
Sun Hydraulics Corp.	19,788	730,573
TAL International Group, Inc. *	29,180	1,278,668
Taser International, Inc. *	42,367	562,210
Teledyne Technologies, Inc. *	30,886	2,927,066
Tennant Co.	16,120	1,030,229
Terex Corp.	92,570	3,560,242
Textainer Group Holdings Ltd. (a)	13,856	536,781
The Babcock & Wilcox Co.	94,513	3,054,660
The ExOne Co. *(a)	8,538	253,322
The Gorman-Rupp Co.	16,668	528,542
The Greenbrier Cos., Inc. *	20,115	1,116,383
The KEYW Holding Corp. *(a)	21,123	223,904
The Manitowoc Co., Inc.	113,244	3,063,250
The Middleby Corp. *	15,965	3,812,761
The Toro Co.	47,186	3,047,272
Thermon Group Holdings, Inc. *	26,763	630,269
Titan International, Inc.	44,331	700,873
Titan Machinery, Inc. *(a)	11,579	202,748
Trex Co., Inc. *	23,558	728,178
TriMas Corp. *	35,350	1,241,139
Trinity Industries, Inc.	63,976	5,535,843
Triumph Group, Inc.	44,311	3,070,752
Tutor Perini Corp. *	31,211	955,993
Twin Disc, Inc.	7,343	238,280
Universal Forest Products, Inc.	16,837	817,436
URS Corp.	60,342	2,715,390
USG Corp. *	79,408	2,380,652
Wabash National Corp. *	57,951	793,349
Watsco, Inc.	22,056	2,219,495
Watts Water Technologies, Inc., Class A	23,037	1,284,543
WESCO International, Inc. *	36,464	3,114,755
Woodward, Inc.	51,475	2,300,932

		213,526,395

Commercial & Professional Services 3.0%
ABM Industries, Inc.	44,563	1,215,233
Acacia Research Corp. (a)	42,335	683,287
ACCO Brands Corp. *	80,803	486,434
Barrett Business Services, Inc.	5,712	269,378
Brady Corp., Class A	40,733	1,105,086
CBIZ, Inc. *	33,950	289,594
CDI Corp.	10,278	143,173
Clean Harbors, Inc. *	45,528	2,782,216
Corporate Resource Services, Inc. *(a)	12,656	30,754
Covanta Holding Corp.	111,228	2,123,343
Deluxe Corp.	41,306	2,316,854
Ennis, Inc.	26,005	393,976
Exponent, Inc.	11,041	780,930
Franklin Covey Co. *	11,607	252,452
FTI Consulting, Inc. *	34,739	1,121,028
G&K Services, Inc., Class A	16,478	853,725
GP Strategies Corp. *	16,886	407,797
Healthcare Services Group, Inc.	60,633	1,804,438
Heidrick & Struggles International, Inc.	12,652	236,339
Heritage-Crystal Clean, Inc. *	7,871	131,367
Herman Miller, Inc.	51,424	1,608,028
HNI Corp.	36,720	1,374,430
Huron Consulting Group, Inc. *	18,824	1,277,773
ICF International, Inc. *	15,638	581,734
InnerWorkings, Inc. *	29,219	220,019
Insperity, Inc.	19,585	627,112
Interface, Inc.	49,942	910,942
KAR Auction Services, Inc.	116,745	3,565,392
Kelly Services, Inc., Class A	23,255	413,009
Kforce, Inc.	24,513	540,021
Kimball International, Inc., Class B	25,901	417,783
Knoll, Inc.	40,333	707,441
Korn/Ferry International *	42,631	1,294,703
McGrath RentCorp	20,811	713,401
Mistras Group, Inc. *	11,964	272,301
Mobile Mini, Inc.	34,588	1,506,307
MSA Safety, Inc.	26,961	1,473,688
Multi-Color Corp.	10,958	384,955
Navigant Consulting, Inc. *	43,231	727,578
NL Industries, Inc.	7,665	67,605
On Assignment, Inc. *	39,600	1,395,900
Pendrell Corp. *	74,205	119,470
Performant Financial Corp. *	23,206	220,225
Pitney Bowes, Inc.	171,810	4,747,110
Quad/Graphics, Inc.	22,598	474,106
R.R. Donnelley & Sons Co.	166,315	2,634,430
Resources Connection, Inc.	33,030	409,572
RPX Corp. *	31,490	511,712
Schawk, Inc.	7,379	149,794
SP Plus Corp. *	13,514	320,552
Steelcase, Inc., Class A	46,456	761,414
Team, Inc. *	14,637	613,583
Tetra Tech, Inc.	56,553	1,504,875
The Advisory Board Co. *	30,492	1,475,508
The Brink’s Co.	42,215	1,127,140
The Corporate Executive Board Co.	27,455	1,871,607
TrueBlue, Inc. *	35,254	959,261
UniFirst Corp.	12,939	1,280,314
United Stationers, Inc.	32,381	1,289,735
US Ecology, Inc.	15,612	771,233
Viad Corp.	16,570	380,116
WageWorks, Inc. *	24,714	1,000,423
West Corp.	17,344	464,819

		60,594,525

Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	11,777	439,282
Beazer Homes USA, Inc. *	21,459	419,953
Black Diamond, Inc. *	21,131	227,792
Brunswick Corp.	77,104	3,323,182
Callaway Golf Co.	57,267	459,281
Cavco Industries, Inc. *	5,453	418,627
Columbia Sportswear Co.	9,903	827,594
Crocs, Inc. *	76,869	1,147,654
Deckers Outdoor Corp. *	29,309	2,265,293
Ethan Allen Interiors, Inc.	21,782	510,570
G-III Apparel Group Ltd. *	13,952	1,022,961
Harman International Industries, Inc.	56,787	5,964,339
Helen of Troy Ltd. *	22,277	1,291,175

4

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hovnanian Enterprises, Inc., Class A *(a)	86,896	407,542
Iconix Brand Group, Inc. *	40,593	1,702,470
Installed Building Products, Inc. *	6,504	88,194
iRobot Corp. *(a)	23,603	833,894
Kate Spade & Co. *	105,518	3,841,910
KB Home (a)	70,411	1,160,373
La-Z-Boy, Inc.	42,799	1,045,152
LeapFrog Enterprises, Inc. *	49,523	343,194
LGI Homes, Inc. *	8,014	127,903
Libbey, Inc. *	17,514	472,002
M.D.C Holdings, Inc.	33,972	971,939
M/I Homes, Inc. *	21,024	479,558
Marine Products Corp.	10,291	80,064
Meritage Homes Corp. *	30,237	1,212,806
Movado Group, Inc.	15,787	604,484
NACCO Industries, Inc., Class A	4,902	265,934
Oxford Industries, Inc.	11,707	748,429
Perry Ellis International, Inc. *	10,295	174,294
Quiksilver, Inc. *	105,319	625,595
Skechers U.S.A., Inc., Class A *	32,224	1,433,968
Smith & Wesson Holding Corp. *(a)	46,781	742,882
Standard Pacific Corp. *	120,921	970,996
Steven Madden Ltd. *	48,571	1,547,472
Sturm Ruger & Co., Inc. (a)	16,499	1,000,169
Taylor Morrison Home Corp., Class A *	23,159	493,287
Tempur Sealy International, Inc. *	50,284	2,763,609
The Ryland Group, Inc.	37,881	1,428,114
TRI Pointe Homes, Inc. *(a)	9,977	152,149
Tumi Holdings, Inc. *	42,314	782,809
Unifi, Inc. *	13,339	310,532
Universal Electronics, Inc. *	12,841	584,009
Vera Bradley, Inc. *	19,160	516,362
Vince Holding Corp. *	7,692	213,761
WCI Communities, Inc. *	6,164	114,157
William Lyon Homes, Class A *	14,098	370,636
Wolverine World Wide, Inc.	85,506	2,212,040

		49,140,392

Consumer Services 3.8%
American Public Education, Inc. *	14,914	527,061
Apollo Education Group, Inc. *	84,566	2,266,369
Ascent Capital Group, Inc., Class A *	10,276	634,851
Bally Technologies, Inc. *	31,888	1,881,392
Biglari Holdings, Inc. *	1,335	563,076
BJ’s Restaurants, Inc. *	20,150	636,539
Bloomin’ Brands, Inc. *	62,602	1,304,626
Bob Evans Farms, Inc.	20,617	920,961
Boyd Gaming Corp. *	64,235	703,373
Bravo Brio Restaurant Group, Inc. *	12,958	204,736
Bridgepoint Education, Inc. *	7,077	91,930
Bright Horizons Family Solutions, Inc. *	23,902	931,700
Brinker International, Inc.	54,828	2,722,210
Buffalo Wild Wings, Inc. *	15,432	2,230,078
Caesars Entertainment Corp. *(a)	30,910	563,489
Capella Education Co.	9,172	525,005
Carriage Services, Inc.	11,757	215,976
Chegg, Inc. *(a)	9,913	55,216
Choice Hotels International, Inc.	29,304	1,318,973
Churchill Downs, Inc.	9,850	848,775
Chuy’s Holdings, Inc. *	13,052	426,409
ClubCorp Holdings, Inc.	13,497	237,412
Cracker Barrel Old Country Store, Inc.	19,674	1,978,221
Del Frisco’s Restaurant Group, Inc. *	20,042	541,335
Denny’s Corp. *	76,378	496,457
DeVry Education Group, Inc.	46,196	1,950,857
Diamond Resorts International, Inc. *	13,561	260,914
DineEquity, Inc.	14,155	1,123,766
Domino’s Pizza, Inc.	46,303	3,354,652
Education Management Corp. *(a)	14,998	28,046
Fiesta Restaurant Group, Inc. *	20,371	820,340
Graham Holdings Co., Class B	3,663	2,479,631
Grand Canyon Education, Inc. *	38,481	1,695,088
Hillenbrand, Inc.	53,489	1,620,182
Houghton Mifflin Harcourt Co. *	13,788	251,217
Ignite Restaurant Group, Inc. *	5,417	83,151
International Speedway Corp., Class A	23,122	718,863
Interval Leisure Group, Inc.	33,484	686,087
Intrawest Resorts Holdings, Inc. *	13,296	151,707
Isle of Capri Casinos, Inc. *	18,119	123,572
ITT Educational Services, Inc. *(a)	14,778	254,477
Jack in the Box, Inc.	34,972	2,018,934
K12, Inc. *	23,082	529,963
Krispy Kreme Doughnuts, Inc. *	57,619	1,085,542
Life Time Fitness, Inc. *	29,775	1,584,030
LifeLock, Inc. *	55,872	626,884
Marriott Vacations Worldwide Corp. *	26,145	1,481,114
Matthews International Corp., Class A	21,983	901,303
Multimedia Games Holding Co., Inc. *	22,777	654,839
Noodles & Co. *(a)	8,916	296,457
Orient-Express Hotels Ltd., Class A *	77,319	1,016,745
Papa John’s International, Inc.	27,810	1,206,120
Pinnacle Entertainment, Inc. *	51,274	1,265,442
Popeyes Louisiana Kitchen, Inc. *	20,150	864,838
Potbelly Corp. *(a)	6,587	104,141
Red Robin Gourmet Burgers, Inc. *	11,041	795,835
Regis Corp.	37,070	510,083
Ruby Tuesday, Inc. *	40,729	320,537
Ruth’s Hospitality Group, Inc.	33,913	415,434
Scientific Games Corp., Class A *	43,889	392,807
SeaWorld Entertainment, Inc.	56,302	1,718,337
Service Corp. International	180,565	3,614,911
Six Flags Entertainment Corp.	79,936	3,234,211
Sonic Corp. *	44,663	928,990
Sotheby’s	58,185	2,297,144
Speedway Motorsports, Inc.	8,396	154,906
Steiner Leisure Ltd. *	10,056	404,050
Strayer Education, Inc. *	8,932	488,045
Texas Roadhouse, Inc.	50,558	1,278,106
The Cheesecake Factory, Inc.	38,510	1,766,454

 5

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Marcus Corp.	15,903	267,170
The Wendy’s Co.	221,006	1,812,249
Town Sports International Holdings, Inc.	16,370	99,366
Universal Technical Institute, Inc.	22,395	254,183
Vail Resorts, Inc.	29,384	2,047,771
Weight Watchers International, Inc. (a)	23,231	483,902

		75,349,563

Diversified Financials 2.5%
Arlington Asset Investment Corp., Class A	12,389	342,556
Artisan Partners Asset Management, Inc., Class A	27,299	1,570,238
BGC Partners, Inc., Class A	141,827	992,789
Cash America International, Inc.	24,464	1,162,285
CBOE Holdings, Inc.	72,354	3,666,901
Cohen & Steers, Inc. (a)	16,172	654,804
Cowen Group, Inc., Class A *	91,356	377,300
Credit Acceptance Corp. *	7,787	1,016,982
DFC Global Corp. *	32,943	308,676
Diamond Hill Investment Group, Inc.	2,132	260,125
E*TRADE Financial Corp. *	244,521	4,980,893
Encore Capital Group, Inc. *	19,334	836,969
Evercore Partners, Inc., Class A	29,082	1,600,673
Ezcorp, Inc., Class A *	47,595	581,611
Federated Investors, Inc., Class B	77,688	2,196,240
Financial Engines, Inc.	42,268	1,720,308
First Cash Financial Services, Inc. *	22,937	1,204,651
FXCM, Inc., Class A (a)	30,366	406,297
GAMCO Investors, Inc., Class A	3,529	268,557
GFI Group, Inc.	55,966	189,165
Green Dot Corp., Class A *	17,944	329,631
Greenhill & Co., Inc.	20,956	1,041,932
HFF, Inc., Class A	26,890	869,085
ICG Group, Inc. *	29,915	577,958
Interactive Brokers Group, Inc., Class A	42,474	977,751
INTL FCStone, Inc. *	11,644	214,482
Investment Technology Group, Inc. *	31,212	597,086
Janus Capital Group, Inc.	118,852	1,388,191
JGWPT Holdings, Inc., Class A *	8,162	87,007
KCG Holdings, Inc., Class A *	80,375	963,696
Ladenburg Thalmann Financial Services, Inc. *	97,660	295,910
MarketAxess Holdings, Inc.	31,990	1,706,666
Marlin Business Services Corp.	8,443	175,868
Nelnet, Inc., Class A	15,354	632,124
NewStar Financial, Inc. *	18,582	250,114
PHH Corp. *	45,762	1,165,558
PICO Holdings, Inc. *	20,349	471,893
Piper Jaffray Cos. *	14,654	645,216
Portfolio Recovery Associates, Inc. *	43,121	2,405,721
Pzena Investment Management, Inc., Class A	9,392	96,456
RCS Capital Corp., Class A (a)	2,030	52,780
Safeguard Scientifics, Inc. *	18,518	353,323
Springleaf Holdings, Inc. *	16,500	387,255
Stifel Financial Corp. *	50,458	2,280,702
Virtus Investment Partners, Inc. *	5,794	1,068,935
Waddell & Reed Financial, Inc., Class A	70,751	4,271,945
Walter Investment Management Corp. *(a)	30,904	893,435
Westwood Holdings Group, Inc.	6,156	361,727
WisdomTree Investments, Inc. *	84,725	880,293
World Acceptance Corp. *(a)	6,247	493,451

		50,274,211

Energy 6.2%
Alon USA Energy, Inc.	20,326	303,874
Alpha Natural Resources, Inc. *(a)	178,256	602,505
Apco Oil & Gas International, Inc. *	14,682	206,429
Approach Resources, Inc. *	30,225	589,992
Arch Coal, Inc. (a)	171,813	611,654
Athlon Energy, Inc. *	41,530	1,804,894
Atwood Oceanics, Inc. *	49,825	2,458,864
Basic Energy Services, Inc. *	20,883	568,018
Bill Barrett Corp. *	43,026	1,075,650
Bonanza Creek Energy, Inc. *	24,391	1,307,845
BPZ Resources, Inc. *(a)	90,440	276,746
Bristow Group, Inc.	30,909	2,348,466
C&J Energy Services, Inc. *	37,852	1,158,650
CARBO Ceramics, Inc.	16,498	2,269,630
Carrizo Oil & Gas, Inc. *	34,778	1,998,344
CHC Group Ltd. *	13,784	96,902
Clayton Williams Energy, Inc. *	5,016	624,943
Clean Energy Fuels Corp. *(a)	56,503	626,053
Cloud Peak Energy, Inc. *	52,706	973,480
Comstock Resources, Inc.	37,826	1,028,489
Contango Oil & Gas Co. *	11,547	496,406
Delek US Holdings, Inc.	41,261	1,281,979
Diamondback Energy, Inc. *	30,149	2,275,646
Dril-Quip, Inc. *	34,031	3,478,649
Energen Corp.	60,780	5,189,396
Energy XXI Bermuda Ltd.	58,755	1,260,295
EP Energy Corp., Class A *	28,756	576,845
EPL Oil & Gas, Inc. *	27,661	1,048,628
Era Group, Inc. *	15,291	446,803
Evolution Petroleum Corp.	21,566	242,186
EXCO Resources, Inc. (a)	142,599	750,071
Exterran Holdings, Inc.	49,800	2,078,652
Forest Oil Corp. *	61,923	152,331
Forum Energy Technologies, Inc. *	53,375	1,763,510
Frank’s International N.V.	23,247	554,208
Geospace Technologies Corp. *(a)	10,891	552,392
Goodrich Petroleum Corp. *(a)	28,394	823,426
Green Plains, Inc.	22,642	661,599
Gulf Island Fabrication, Inc.	10,366	204,314
Gulfmark Offshore, Inc., Class A	21,782	1,010,903
Gulfport Energy Corp. *	70,390	4,331,097
Halcon Resources Corp. *(a)	212,822	1,328,009
Helix Energy Solutions Group, Inc. *	85,312	1,994,595
Hercules Offshore, Inc. *	138,551	629,022
Hornbeck Offshore Services, Inc. *	27,827	1,258,893
ION Geophysical Corp. *	97,878	408,151

6

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Isramco, Inc. *	911	115,879
Jones Energy, Inc., Class A *	10,962	192,054
Key Energy Services, Inc. *	109,900	884,695
KiOR, Inc., Class A *(a)	7,878	3,443
Kodiak Oil & Gas Corp. *	217,087	2,763,517
Kosmos Energy Ltd. *	86,208	903,460
Laredo Petroleum, Inc. *	50,454	1,396,062
Magnum Hunter Resources Corp. *	135,059	1,034,552
Matador Resources Co. *	45,421	1,130,074
Matrix Service Co. *	22,960	749,644
McDermott International, Inc. *(a)	201,466	1,462,643
Midstates Petroleum Co., Inc. *(a)	30,522	169,702
Natural Gas Services Group, Inc. *	10,075	302,653
Newfield Exploration Co. *	115,466	4,212,200
Newpark Resources, Inc. *	74,721	841,358
Northern Oil & Gas, Inc. *(a)	49,842	760,090
Nuverra Environmental Solutions, Inc. *(a)	15,317	260,695
Parker Drilling Co. *	107,897	698,094
Patterson-UTI Energy, Inc.	121,468	4,019,376
PBF Energy, Inc., Class A	52,479	1,674,605
PDC Energy, Inc. *	30,177	1,937,062
Penn Virginia Corp. *	46,878	711,608
PetroQuest Energy, Inc. *	44,905	274,819
PHI, Inc. *	10,988	491,603
Pioneer Energy Services Corp. *	53,193	845,769
Quicksilver Resources, Inc. *(a)	96,509	232,587
Resolute Energy Corp. *	51,946	432,191
Rex Energy Corp. *	36,980	735,162
Rice Energy, Inc. *	37,412	1,187,083
RigNet, Inc. *	7,344	348,252
Rosetta Resources, Inc. *	52,009	2,451,184
RPC, Inc.	50,675	1,119,411
RSP Permian, Inc. *	17,036	459,972
Sanchez Energy Corp. *	33,181	1,142,422
SandRidge Energy, Inc. *(a)	311,857	2,080,086
SEACOR Holdings, Inc. *	16,320	1,306,906
SemGroup Corp., Class A	34,844	2,367,301
Solazyme, Inc. *(a)	43,917	438,731
Stone Energy Corp. *	43,231	1,919,024
Swift Energy Co. *(a)	34,809	377,678
Synergy Resources Corp. *	48,742	572,231
Targa Resources Corp.	23,675	2,721,678
Teekay Corp.	30,755	1,779,177
Tesco Corp.	25,294	538,762
TETRA Technologies, Inc. *	67,237	775,243
Tidewater, Inc.	42,115	2,195,034
TransAtlantic Petroleum Ltd. *(a)	12,338	108,204
Triangle Petroleum Corp. *	58,151	584,418
Ultra Petroleum Corp. *	127,948	3,457,155
Unit Corp. *	35,760	2,271,475
VAALCO Energy, Inc. *	48,494	315,211
Vantage Drilling Co. *	158,418	264,558
W&T Offshore, Inc.	28,948	424,667
Western Refining, Inc.	44,584	1,828,836
Willbros Group, Inc. *	28,689	348,858
World Fuel Services Corp.	56,469	2,617,903
WPX Energy, Inc. *	170,824	3,618,052

		124,584,543

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	31,452	2,240,326
Fairway Group Holdings Corp. *(a)	11,955	73,643
Ingles Markets, Inc., Class A	8,993	235,796
Natural Grocers by Vitamin Cottage, Inc. *	7,039	146,341
PriceSmart, Inc.	14,052	1,287,866
Rite Aid Corp. *	721,278	6,029,884
Roundy’s, Inc.	21,908	117,646
SpartanNash Co.	30,628	743,648
SUPERVALU, Inc. *	166,835	1,246,257
Susser Holdings Corp. *	14,971	1,187,350
The Andersons, Inc.	22,855	1,164,234
The Chefs’ Warehouse, Inc. *	15,443	285,387
The Fresh Market, Inc. *	34,558	1,059,203
The Pantry, Inc. *	19,064	321,991
United Natural Foods, Inc. *	41,983	2,830,074
Village Super Market, Inc., Class A	3,614	88,687
Weis Markets, Inc.	9,159	433,862

		19,492,195

Food, Beverage & Tobacco 1.8%
Alico, Inc.	2,451	91,888
Alliance One International, Inc. *	44,711	110,883
Annie’s, Inc. *	12,744	416,984
B&G Foods, Inc.	45,029	1,542,694
Boulder Brands, Inc. *	47,102	639,174
Cal-Maine Foods, Inc.	12,523	873,604
Calavo Growers, Inc.	10,738	335,777
Chiquita Brands International, Inc. *	38,050	390,393
Coca-Cola Bottling Co. Consolidated	3,563	268,151
Darling Ingredients, Inc. *	137,547	2,749,564
Dean Foods Co.	80,041	1,391,113
Diamond Foods, Inc. *	17,676	564,748
Fresh Del Monte Produce, Inc.	33,056	957,632
J&J Snack Foods Corp.	11,835	1,108,584
Lancaster Colony Corp.	15,683	1,400,335
Limoneira Co. (a)	7,807	182,684
National Beverage Corp. *	9,615	178,070
Pilgrim’s Pride Corp. *	49,784	1,266,505
Pinnacle Foods, Inc.	45,347	1,419,815
Post Holdings, Inc. *	31,645	1,581,301
Sanderson Farms, Inc.	16,886	1,562,124
Seaboard Corp. *	270	727,609
Seneca Foods Corp., Class A *	6,325	193,039
Snyder’s-Lance, Inc.	42,265	1,148,763
The Boston Beer Co., Inc., Class A *	7,732	1,657,818
The Hain Celestial Group, Inc. *	40,866	3,707,363
The WhiteWave Foods Co., Class A *	147,391	4,641,343
Tootsie Roll Industries, Inc. (a)	18,387	535,062
TreeHouse Foods, Inc. *	29,721	2,227,589
Universal Corp.	18,624	997,315
Vector Group Ltd. (a)	52,104	1,089,495

		35,957,419

 7

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 5.4%
Abaxis, Inc.	18,518	765,164
ABIOMED, Inc. *(a)	30,237	689,404
Acadia Healthcare Co., Inc. *	28,449	1,213,065
Accuray, Inc. *(a)	53,531	472,143
Air Methods Corp. *	29,107	1,402,957
Alere, Inc. *	63,198	2,260,592
Align Technology, Inc. *	59,787	3,264,968
Allscripts Healthcare Solutions, Inc. *	134,955	1,989,237
Amedisys, Inc. *	26,830	390,376
AMN Healthcare Services, Inc. *	40,101	449,131
Amsurg Corp. *	27,262	1,234,423
Analogic Corp.	10,325	705,404
AngioDynamics, Inc. *	21,476	307,751
Antares Pharma, Inc. *(a)	99,294	292,917
athenahealth, Inc. *	30,869	3,917,585
Atrion Corp.	1,144	360,818
Bio-Reference Labs, Inc. *(a)	20,200	540,552
BioScrip, Inc. *	52,560	412,596
Brookdale Senior Living, Inc. *	86,230	2,868,010
Cantel Medical Corp.	28,774	999,896
Capital Senior Living Corp. *	22,415	532,132
Cardiovascular Systems, Inc. *	20,907	586,441
Centene Corp. *	48,285	3,598,198
Chemed Corp. (a)	14,060	1,238,405
Computer Programs & Systems, Inc.	9,209	585,508
CONMED Corp.	23,271	1,044,868
Corvel Corp. *	10,758	507,993
Cyberonics, Inc. *	20,194	1,227,795
Cynosure, Inc., Class A *	17,102	372,482
DexCom, Inc. *	56,503	1,907,541
Emeritus Corp. *	33,121	1,036,025
Endologix, Inc. *	47,749	623,602
Exactech, Inc. *	7,344	171,042
ExamWorks Group, Inc. *	22,672	671,545
Five Star Quality Care, Inc. *	32,592	172,086
GenMark Diagnostics, Inc. *	30,874	339,923
Gentiva Health Services, Inc. *	25,822	351,954
Globus Medical, Inc., Class A *	46,623	1,127,344
Greatbatch, Inc. *	20,147	941,066
Haemonetics Corp. *	42,388	1,443,735
Hanger, Inc. *	29,725	903,045
Health Net, Inc. *	67,546	2,700,489
HealthSouth Corp.	74,309	2,609,732
HealthStream, Inc. *	17,788	457,685
Healthways, Inc. *	27,847	479,804
HeartWare International, Inc. *	12,194	1,099,533
Hill-Rom Holdings, Inc.	49,894	1,980,293
HMS Holdings Corp. *	74,771	1,405,695
ICU Medical, Inc. *	10,839	651,099
Insulet Corp. *	46,761	1,712,855
Integra LifeSciences Holdings Corp. *	19,709	885,920
Invacare Corp.	23,086	380,919
IPC The Hospitalist Co., Inc. *	14,916	651,083
Kindred Healthcare, Inc.	44,918	1,114,865
Landauer, Inc.	8,486	402,067
LDR Holding Corp. *	4,302	101,484
LHC Group, Inc. *	11,767	239,694
LifePoint Hospitals, Inc. *	36,312	2,223,747
Magellan Health Services, Inc. *	22,881	1,393,224
Masimo Corp. *	44,000	1,084,160
MedAssets, Inc. *	52,099	1,220,159
Medidata Solutions, Inc. *	42,664	1,649,817
Meridian Bioscience, Inc.	35,970	734,148
Merit Medical Systems, Inc. *	38,133	535,006
Molina Healthcare, Inc. *	24,913	1,073,501
MWI Veterinary Supply, Inc. *	10,892	1,519,543
National Healthcare Corp.	6,130	331,020
National Research Corp., Class A *	10,182	153,239
Natus Medical, Inc. *	23,658	583,170
Neogen Corp. *	30,225	1,142,203
NuVasive, Inc. *	37,652	1,255,318
NxStage Medical, Inc. *	46,102	632,980
Omnicell, Inc. *	29,951	794,600
OraSure Technologies, Inc. *	47,011	297,110
Orthofix International N.V. *	15,287	484,445
Owens & Minor, Inc.	53,839	1,867,137
PharMerica Corp. *	25,190	683,657
PhotoMedex, Inc. *(a)	8,027	100,578
Quality Systems, Inc.	36,071	561,625
Quidel Corp. *	26,145	593,491
Select Medical Holdings Corp.	50,560	765,984
Spectranetics Corp. *	33,598	720,341
STERIS Corp.	48,544	2,598,075
Surgical Care Affiliates, Inc. *	7,469	215,705
SurModics, Inc. *	11,151	238,743
Symmetry Medical, Inc. *	30,251	266,814
Tandem Diabetes Care, Inc. *	6,621	107,525
Team Health Holdings, Inc. *	55,335	2,809,358
TearLab Corp. *(a)	22,535	112,450
Teleflex, Inc.	35,037	3,736,346
The Ensign Group, Inc.	15,764	739,332
The Providence Service Corp. *	10,075	405,015
Thoratec Corp. *	46,666	1,545,578
Tornier NV *	29,708	639,019
Triple-S Management Corp., Class B *	18,412	325,524
Universal American Corp.	28,208	221,715
US Physical Therapy, Inc.	10,891	365,175
Vascular Solutions, Inc. *	12,523	256,471
VCA Antech, Inc. *	75,487	2,540,138
Vocera Communications, Inc. *	17,020	219,898
Volcano Corp. *	47,028	816,406
WellCare Health Plans, Inc. *	36,992	2,865,030
West Pharmaceutical Services, Inc.	59,450	2,502,250
Wright Medical Group, Inc. *	40,931	1,244,302

		107,964,008

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	33,061	263,166
Elizabeth Arden, Inc. *	22,399	607,685
Harbinger Group, Inc. *	28,198	333,864
Inter Parfums, Inc.	14,754	440,702
Lifevantage Corp. *(a)	91,367	120,604
Medifast, Inc. *	10,827	340,293
Nature’s Sunshine Products, Inc.	8,443	124,365
Nu Skin Enterprises, Inc., Class A	48,738	3,598,814
Revlon, Inc., Class A *	9,692	305,492

8

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rock Creek Pharmaceuticals, Inc. *	119,134	79,820
Spectrum Brands Holdings, Inc.	18,103	1,409,681
Synutra International, Inc. *(a)	4,668	26,187
USANA Health Sciences, Inc. *	5,420	389,752
WD-40 Co.	11,535	832,481

		8,872,906

Insurance 3.3%
Allied World Assurance Co. Holdings AG	85,256	3,197,100
Ambac Financial Group, Inc. *	37,535	1,057,736
American Equity Investment Life Holding Co.	59,125	1,331,495
American National Insurance Co.	3,880	444,260
AMERISAFE, Inc.	15,554	598,985
AmTrust Financial Services, Inc. (a)	25,705	1,097,603
Argo Group International Holdings Ltd.	21,266	1,030,338
Aspen Insurance Holdings Ltd.	54,420	2,500,599
Assurant, Inc.	61,232	4,152,142
Assured Guaranty Ltd.	136,421	3,331,401
Baldwin & Lyons, Inc., Class B	7,344	187,199
Citizens, Inc. *	35,679	237,979
CNO Financial Group, Inc.	188,770	3,044,860
Crawford & Co., Class B	19,138	187,552
Donegal Group, Inc., Class A	5,872	85,672
eHealth, Inc. *	15,591	574,061
EMC Insurance Group, Inc.	3,357	103,664
Employers Holdings, Inc.	26,195	550,881
Endurance Specialty Holdings Ltd.	36,276	1,876,195
Enstar Group Ltd. *	7,830	1,103,247
FBL Financial Group, Inc., Class A	8,993	393,084
Fidelity & Guaranty Life	8,373	179,182
First American Financial Corp.	87,524	2,452,422
Global Indemnity plc *	8,483	224,291
Greenlight Capital Re Ltd., Class A *	25,379	804,261
Hilltop Holdings, Inc. *	54,332	1,127,389
Horace Mann Educators Corp.	33,772	986,480
Infinity Property & Casualty Corp.	8,899	569,625
Kansas City Life Insurance Co.	2,578	111,370
Kemper Corp.	44,533	1,556,428
Maiden Holdings Ltd.	43,647	534,239
MBIA, Inc. *	118,636	1,395,159
Meadowbrook Insurance Group, Inc.	38,360	261,232
Mercury General Corp.	30,858	1,454,955
Montpelier Re Holdings Ltd.	36,203	1,138,222
National Interstate Corp.	14,802	418,749
National Western Life Insurance Co., Class A	1,532	374,896
Old Republic International Corp.	205,799	3,519,163
OneBeacon Insurance Group Ltd., Class A	17,036	260,480
Platinum Underwriters Holdings Ltd.	23,261	1,492,193
Primerica, Inc.	46,563	2,097,198
ProAssurance Corp.	50,592	2,299,406
Protective Life Corp.	65,204	3,410,169
RLI Corp.	27,178	1,212,139
Safety Insurance Group, Inc.	11,240	579,759
Selective Insurance Group, Inc.	45,175	1,073,810
StanCorp Financial Group, Inc.	35,746	2,148,335
State Auto Financial Corp.	11,509	248,709
Stewart Information Services Corp.	18,858	604,965
Symetra Financial Corp.	80,688	1,682,345
The Hanover Insurance Group, Inc.	35,927	2,157,416
The Navigators Group, Inc. *	7,883	491,190
Third Point Reinsurance Ltd. *	17,189	262,132
Tower Group International Ltd.	11,296	24,286
United Fire Group, Inc.	18,618	516,649

		64,755,297

Materials 5.8%
A. Schulman, Inc.	25,379	893,595
A.M. Castle & Co. *	12,626	152,396
Advanced Emissions Solutions, Inc. *	16,886	395,301
AEP Industries, Inc. *	3,264	104,024
AK Steel Holding Corp. *(a)	103,768	635,060
Allegheny Technologies, Inc.	91,876	3,773,347
Allied Nevada Gold Corp. *(a)	87,986	242,841
American Vanguard Corp.	21,615	328,980
AptarGroup, Inc.	53,763	3,580,078
Axiall Corp.	59,498	2,749,403
Balchem Corp.	26,095	1,438,878
Berry Plastics Group, Inc. *	74,790	1,765,792
Boise Cascade Co. *	26,638	696,850
Cabot Corp.	50,559	2,859,111
Calgon Carbon Corp. *	46,578	999,098
Carpenter Technology Corp.	43,049	2,690,132
Century Aluminum Co. *	43,493	593,679
Chemtura Corp. *	83,214	2,078,686
Clearwater Paper Corp. *	18,670	1,158,847
Cliffs Natural Resources, Inc. (a)	130,386	2,044,452
Coeur Mining, Inc. *	89,114	609,540
Commercial Metals Co.	99,551	1,767,030
Compass Minerals International, Inc.	27,399	2,547,833
Cytec Industries, Inc.	29,860	2,966,591
Deltic Timber Corp.	9,643	590,730
Domtar Corp.	26,252	2,385,782
Eagle Materials, Inc.	41,193	3,582,555
Ferro Corp. *	73,339	938,739
Flotek Industries, Inc. *	40,841	1,159,068
FutureFuel Corp.	19,194	329,753
Globe Specialty Metals, Inc.	54,405	1,087,556
Gold Resource Corp. (a)	29,408	128,807
Graphic Packaging Holding Co. *	253,541	2,786,416
Greif, Inc., Class A	26,146	1,428,095
H.B. Fuller Co.	42,781	2,046,215
Hawkins, Inc.	8,443	304,877
Haynes International, Inc.	9,215	489,316
Headwaters, Inc. *	61,976	801,350
Hecla Mining Co.	293,397	812,710
Horsehead Holding Corp. *	38,904	645,028
Innophos Holdings, Inc.	18,518	972,195
Innospec, Inc.	20,016	844,075
Intrepid Potash, Inc. *(a)	46,262	749,907
Kaiser Aluminum Corp.	13,473	922,496

 9

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KapStone Paper & Packaging Corp. *	68,618	1,993,353
Koppers Holdings, Inc.	17,336	629,990
Kraton Performance Polymers, Inc. *	27,111	674,251
Kronos Worldwide, Inc.	17,237	260,106
Landec Corp. *	20,120	241,641
Louisiana-Pacific Corp. *	113,939	1,617,934
LSB Industries, Inc. *	16,582	632,769
Materion Corp.	16,886	575,644
McEwen Mining, Inc. *(a)	189,671	411,586
Mercer International, Inc. *	29,279	258,826
Minerals Technologies, Inc.	29,203	1,810,586
Molycorp, Inc. *(a)	155,421	430,516
Myers Industries, Inc.	22,572	479,655
Neenah Paper, Inc.	13,546	660,774
NewMarket Corp.	9,018	3,530,637
Olin Corp.	67,593	1,841,909
OM Group, Inc.	27,977	861,692
OMNOVA Solutions, Inc. *	40,657	384,615
P.H. Glatfelter Co.	36,936	972,156
PolyOne Corp.	77,600	3,114,088
Quaker Chemical Corp.	10,891	806,261
Rentech, Inc. *	181,466	422,816
Resolute Forest Products, Inc. *	75,053	1,123,543
RTI International Metals, Inc. *	26,345	706,573
Schnitzer Steel Industries, Inc., Class A	24,109	600,796
Schweitzer-Mauduit International, Inc.	27,112	1,130,028
Sensient Technologies Corp.	42,632	2,336,234
Silgan Holdings, Inc.	37,155	1,814,279
Sonoco Products Co.	85,508	3,611,858
Steel Dynamics, Inc.	188,097	3,248,435
Stepan Co.	16,242	869,272
Stillwater Mining Co. *	103,547	1,740,625
SunCoke Energy, Inc. *	60,533	1,215,503
Taminco Corp. *	22,294	475,085
Texas Industries, Inc. *	16,842	1,446,559
The Scotts Miracle-Gro Co., Class A	36,027	2,159,819
Tredegar Corp.	20,924	444,635
Tronox Ltd., Class A	52,122	1,384,882
United States Lime & Minerals, Inc.	217	13,908
United States Steel Corp.	123,151	2,837,399
US Silica Holdings, Inc.	44,613	2,256,079
Walter Energy, Inc. (a)	37,904	184,972
Wausau Paper Corp.	40,169	427,398
Worthington Industries, Inc.	45,029	1,814,669
Zep, Inc.	16,291	285,092

		114,816,662

Media 1.4%
AMC Entertainment Holdings, Inc., Class A *	15,172	343,949
Carmike Cinemas, Inc. *	19,517	671,385
Central European Media Enterprises Ltd., Class A *	56,069	159,797
Cinemark Holdings, Inc.	88,430	2,787,314
Clear Channel Outdoor Holdings, Inc., Class A	32,138	262,246
Crown Media Holdings, Inc., Class A *	18,599	66,398
Cumulus Media, Inc., Class A *	85,026	537,364
DreamWorks Animation SKG, Inc., Class A *	59,124	1,660,202
Entercom Communications Corp., Class A *	13,495	140,888
Gray Television, Inc. *	35,987	411,691
Harte-Hanks, Inc.	37,018	263,198
Hemisphere Media Group, Inc. *	10,256	116,508
John Wiley & Sons, Inc., Class A	38,643	2,116,864
Journal Communications, Inc., Class A *	38,139	314,647
Live Nation Entertainment, Inc. *	119,967	2,845,617
Loral Space & Communications, Inc. *	11,078	801,382
Meredith Corp.	32,049	1,440,923
Morningstar, Inc.	18,102	1,287,776
National CineMedia, Inc.	49,965	782,952
New Media Investment Group, Inc. *	20,876	291,638
Nexstar Broadcasting Group, Inc., Class A (a)	23,760	1,103,890
ReachLocal, Inc. *(a)	9,295	55,770
Regal Entertainment Group, Class A (a)	69,077	1,347,692
Rentrak Corp. *	10,075	520,575
Saga Communications, Inc., Class A	4,080	188,455
Scholastic Corp.	22,387	713,698
SFX Entertainment, Inc. *(a)	17,630	129,052
Sinclair Broadcast Group, Inc., Class A (a)	63,947	1,891,552
Sizmek, Inc. *	17,998	175,300
Starz, Class A *	78,092	2,389,615
The E.W. Scripps Co., Class A *	27,580	538,362
The McClatchy Co., Class A *	32,535	167,230
The New York Times Co., Class A	106,711	1,585,725
World Wrestling Entertainment, Inc., Class A (a)	22,545	254,308

		28,363,963

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
ACADIA Pharmaceuticals, Inc. *	69,412	1,433,358
Acceleron Pharma, Inc. *	4,939	146,589
Achillion Pharmaceuticals, Inc. *(a)	76,486	207,277
Acorda Therapeutics, Inc. *	34,620	1,138,306
Aegerion Pharmaceuticals, Inc. *	20,698	679,929
Affymetrix, Inc. *	69,418	573,393
Agios Pharmaceuticals, Inc. *(a)	5,198	182,762
Akorn, Inc. *	61,784	1,728,098
Alkermes plc *	118,431	5,425,324
Alnylam Pharmaceuticals, Inc. *	52,886	3,135,611
AMAG Pharmaceuticals, Inc. *	19,238	352,055
Arena Pharmaceuticals, Inc. *(a)	189,992	1,168,451
ARIAD Pharmaceuticals, Inc. *(a)	157,702	1,018,755
Array BioPharma, Inc. *	91,005	382,221
Auspex Pharmaceuticals, Inc. *	5,916	125,123
Auxilium Pharmaceuticals, Inc. *(a)	36,639	819,981

10

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AVANIR Pharmaceuticals, Inc., Class A *	124,093	655,211
Bio-Rad Laboratories, Inc., Class A *	16,548	1,997,840
Bluebird Bio, Inc. *	5,146	118,976
Bruker Corp. *	92,506	1,938,001
Cambrex Corp. *	27,777	596,928
Cara Therapeutics, Inc. *	4,628	63,774
Celldex Therapeutics, Inc. *	74,196	1,084,004
Cepheid, Inc. *	57,985	2,612,224
Charles River Laboratories International, Inc. *	39,823	2,133,716
ChemoCentryx, Inc. *(a)	16,339	87,904
Chimerix, Inc. *	9,938	183,356
Clovis Oncology, Inc. *	23,507	1,203,793
Cubist Pharmaceuticals, Inc. *	62,124	4,137,458
Curis, Inc. *	72,563	129,162
Dendreon Corp. *(a)	128,477	277,510
Depomed, Inc. *	49,248	587,529
Dicerna Pharmaceuticals, Inc. *(a)	5,328	86,100
Dyax Corp. *	104,860	865,095
Emergent Biosolutions, Inc. *	24,833	538,628
Enanta Pharmaceuticals, Inc. *(a)	2,454	93,203
Endocyte, Inc. *(a)	26,324	166,631
Epizyme, Inc. *	8,855	212,343
Exact Sciences Corp. *(a)	57,694	777,715
Exelixis, Inc. *(a)	144,264	477,514
Fluidigm Corp. *	21,682	601,459
Foundation Medicine, Inc. *(a)	5,166	122,589
Furiex Pharmaceuticals, Inc. *	6,378	659,230
Genomic Health, Inc. *(a)	14,934	388,135
Halozyme Therapeutics, Inc. *	83,583	660,306
Hyperion Therapeutics, Inc. *	5,614	164,322
Idenix Pharmaceuticals, Inc. *(a)	81,887	513,431
ImmunoGen, Inc. *	74,255	877,694
Impax Laboratories, Inc. *	56,569	1,570,355
Infinity Pharmaceuticals, Inc. *	37,582	379,578
Intercept Pharmaceuticals, Inc. *	9,828	2,325,403
InterMune, Inc. *	82,702	3,276,653
Intra-Cellular Therapies, Inc. *	18,612	281,972
Intrexon Corp. *(a)	9,296	196,053
Ironwood Pharmaceuticals, Inc. *	99,305	1,422,048
Isis Pharmaceuticals, Inc. *	97,114	2,837,671
Jazz Pharmaceuticals plc *	43,703	6,199,708
Karyopharm Therapeutics, Inc. *(a)	5,773	151,541
Keryx Biopharmaceuticals, Inc. *(a)	75,640	998,448
Kindred Biosciences, Inc. *	6,804	114,988
KYTHERA Biopharmaceuticals, Inc. *	10,543	352,874
Lexicon Pharmaceuticals, Inc. *	192,351	253,903
Ligand Pharmaceuticals, Inc. *	16,476	1,099,114
Luminex Corp. *	31,443	534,217
MacroGenics, Inc. *	7,032	131,217
Mallinckrodt plc *(a)	47,898	3,724,548
MannKind Corp. *(a)	171,554	1,526,831
Merrimack Pharmaceuticals, Inc. *(a)	75,672	587,971
MiMedx Group, Inc. *	70,512	385,701
Momenta Pharmaceuticals, Inc. *	42,933	531,940
Myriad Genetics, Inc. *(a)	62,934	2,086,891
Navidea Biopharmaceuticals, Inc. *(a)	89,992	143,087
Nektar Therapeutics *	105,798	1,241,011
Neurocrine Biosciences, Inc. *	54,131	751,880
NewLink Genetics Corp. *(a)	14,155	290,319
Novavax, Inc. *	148,615	699,977
NPS Pharmaceuticals, Inc. *	78,951	2,457,745
OncoMed Pharmaceuticals, Inc. *(a)	4,265	96,389
Onconova Therapeutics, Inc. *(a)	4,598	22,300
Ophthotech Corp. *(a)	8,653	352,177
OPKO Health, Inc. *(a)	184,275	1,588,450
Orexigen Therapeutics, Inc. *	77,485	500,553
Organovo Holdings, Inc. *(a)	57,975	412,782
Osiris Therapeutics, Inc. *(a)	14,778	227,433
Pacira Pharmaceuticals, Inc. *	28,338	2,199,312
PAREXEL International Corp. *	46,318	2,336,743
PDL BioPharma, Inc. (a)	122,781	1,150,458
Portola Pharmaceuticals, Inc. *	7,435	164,760
Prestige Brands Holdings, Inc. *	43,547	1,489,307
PTC Therapeutics, Inc. *	14,877	352,734
Puma Biotechnology, Inc. *	16,313	1,246,803
Questcor Pharmaceuticals, Inc. (a)	46,929	4,229,711
Raptor Pharmaceutical Corp. *(a)	58,870	481,557
Receptos, Inc. *	9,778	290,993
Relypsa, Inc. *	5,761	134,750
Retrophin, Inc. *	4,628	67,661
Revance Therapeutics, Inc. *	5,128	161,481
Rigel Pharmaceuticals, Inc. *	72,849	239,673
Sagent Pharmaceuticals, Inc. *	18,005	403,492
Salix Pharmaceuticals Ltd. *	52,540	5,993,763
Sangamo BioSciences, Inc. *	52,204	685,961
Sarepta Therapeutics, Inc. *(a)	26,968	908,282
Sciclone Pharmaceuticals, Inc. *	38,335	192,825
Sequenom, Inc. *(a)	98,031	300,955
Spectrum Pharmaceuticals, Inc. *(a)	41,194	320,901
Sunesis Pharmaceuticals, Inc. *	37,131	190,111
Synageva BioPharma Corp. *	16,119	1,308,057
Synergy Pharmaceuticals, Inc. *(a)	75,117	326,008
Synta Pharmaceuticals Corp. *(a)	54,823	224,774
Techne Corp.	27,267	2,393,770
TESARO, Inc. *	16,230	432,367
The Medicines Co. *	53,808	1,501,243
TherapeuticsMD, Inc. *(a)	77,236	313,578
Theravance, Inc. *(a)	65,204	1,868,095
Threshold Pharmaceuticals, Inc. *	37,292	143,947
Ultragenyx Pharmaceutical, Inc. *	4,928	185,096
United Therapeutics Corp. *	38,215	3,658,704
VIVUS, Inc. *(a)	86,045	424,202
XOMA Corp. *	47,745	197,664
ZIOPHARM Oncology, Inc. *(a)	87,767	315,961

		120,118,441

Real Estate 10.3%
Acadia Realty Trust	48,464	1,337,122
AG Mortgage Investment Trust, Inc.	24,513	465,747
Agree Realty Corp.	10,383	320,212
Alexander & Baldwin, Inc.	35,129	1,331,740
Alexander’s, Inc.	2,039	748,313
Altisource Portfolio Solutions S.A. *	13,969	1,539,523

 11

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Altisource Residential Corp.	46,149	1,287,096
American Assets Trust, Inc.	30,225	1,036,717
American Capital Mortgage Investment Corp.	44,248	903,987
American Homes 4 Rent, Class A	42,967	757,079
American Realty Capital Properties, Inc.	740,877	9,194,284
American Residential Properties, Inc. *	9,678	177,107
AmREIT, Inc.	15,242	270,850
Anworth Mortgage Asset Corp.	119,817	647,012
Apollo Commercial Real Estate Finance, Inc.	30,225	506,269
Apollo Residential Mortgage, Inc.	25,167	422,302
ARMOUR Residential REIT, Inc.	318,585	1,385,845
Ashford Hospitality Prime, Inc.	18,212	296,856
Ashford Hospitality Trust, Inc.	60,476	647,093
Associated Estates Realty Corp.	48,405	836,922
Aviv REIT, Inc.	16,937	470,002
BioMed Realty Trust, Inc.	163,672	3,551,682
Blackstone Mortgage Trust, Inc., Class A	39,534	1,174,950
Brandywine Realty Trust	129,048	1,974,434
Campus Crest Communities, Inc.	53,684	476,177
Capstead Mortgage Corp.	81,706	1,076,068
CBL & Associates Properties, Inc.	144,740	2,724,007
Cedar Realty Trust, Inc.	61,905	380,097
Chambers Street Properties	201,424	1,611,392
Chesapeake Lodging Trust	42,015	1,225,578
Chimera Investment Corp.	858,100	2,703,015
Colony Financial, Inc.	75,674	1,676,936
Columbia Property Trust, Inc.	104,267	2,741,179
CommonWealth REIT	94,707	2,491,741
CoreSite Realty Corp.	19,239	609,876
Corporate Office Properties Trust	75,697	2,085,452
Cousins Properties, Inc.	154,474	1,853,688
CubeSmart	108,143	1,972,528
CyrusOne, Inc.	15,636	357,752
CYS Investments, Inc.	137,839	1,273,632
DCT Industrial Trust, Inc.	270,999	2,146,312
DiamondRock Hospitality Co.	162,191	2,014,412
Douglas Emmett, Inc.	110,526	3,137,833
DuPont Fabros Technology, Inc.	55,794	1,426,653
Dynex Capital, Inc.	31,508	272,544
EastGroup Properties, Inc.	26,195	1,667,574
Education Realty Trust, Inc.	98,218	1,027,360
Empire State Realty Trust, Inc., Class A	66,918	1,096,786
EPR Properties	43,422	2,341,314
Equity Lifestyle Properties, Inc.	67,394	2,947,814
Equity One, Inc.	54,388	1,248,748
Excel Trust, Inc.	44,440	586,608
FelCor Lodging Trust, Inc.	92,580	910,987
First Industrial Realty Trust, Inc.	85,000	1,575,900
First Potomac Realty Trust	47,577	622,307
Forest City Enterprises, Inc., Class A *	132,823	2,527,622
Forestar Group, Inc. *	29,467	513,315
Franklin Street Properties Corp.	73,495	920,157
Gaming & Leisure Properties, Inc.	76,405	2,564,152
Getty Realty Corp.	21,758	425,151
Glimcher Realty Trust	115,261	1,270,176
Government Properties Income Trust	44,379	1,132,552
Hatteras Financial Corp.	80,732	1,638,052
Healthcare Realty Trust, Inc.	81,617	2,034,712
Healthcare Trust of America, Inc., Class A	145,129	1,756,061
Hersha Hospitality Trust	157,816	998,975
Highwoods Properties, Inc.	76,472	3,103,234
Home Properties, Inc.	47,343	2,943,788
Hospitality Properties Trust	126,886	3,680,963
Hudson Pacific Properties, Inc.	42,397	1,004,809
Inland Real Estate Corp.	73,056	775,855
Invesco Mortgage Capital, Inc.	117,252	2,082,396
Investors Real Estate Trust	88,579	786,582
iStar Financial, Inc. *	62,865	907,771
Kennedy-Wilson Holdings, Inc.	56,692	1,404,261
Kite Realty Group Trust	110,035	683,317
LaSalle Hotel Properties	86,450	2,851,985
Lexington Realty Trust	166,813	1,893,328
LTC Properties, Inc.	27,577	1,095,910
Mack-Cali Realty Corp.	74,673	1,624,138
Medical Properties Trust, Inc.	142,568	1,927,519
MFA Financial, Inc.	308,766	2,541,144
Mid-America Apartment Communities, Inc.	63,750	4,612,312
Monmouth Real Estate Investment Corp., Class A	35,114	332,530
National Health Investors, Inc.	23,971	1,503,461
New Residential Investment Corp.	196,904	1,248,371
New York Mortgage Trust, Inc.	60,733	483,435
Newcastle Investment Corp.	277,632	1,338,186
NorthStar Realty Finance Corp.	295,132	4,884,435
Omega Healthcare Investors, Inc.	103,184	3,806,458
One Liberty Properties, Inc.	10,075	216,613
Parkway Properties, Inc.	57,433	1,146,937
Pebblebrook Hotel Trust	52,340	1,860,164
Pennsylvania Real Estate Investment Trust	56,363	1,011,716
PennyMac Mortgage Investment Trust	60,737	1,282,765
Piedmont Office Realty Trust, Inc., Class A (a)	129,018	2,402,315
Post Properties, Inc.	44,866	2,294,896
Potlatch Corp.	34,338	1,379,014
PS Business Parks, Inc.	16,099	1,355,375
QTS Realty Trust, Inc., Class A	9,829	286,024
RAIT Financial Trust	56,159	440,287
Ramco-Gershenson Properties Trust	56,035	930,181
Redwood Trust, Inc.	72,007	1,403,416
Resource Capital Corp.	106,257	612,040
Retail Opportunity Investments Corp.	51,585	815,043
Retail Properties of America, Inc., Class A	155,111	2,332,869
Rexford Industrial Realty, Inc.	17,704	247,502
RLJ Lodging Trust	104,540	2,896,803
Rouse Properties, Inc. (a)	28,730	468,874
Ryman Hospitality Properties, Inc. (a)	40,637	1,874,585
Sabra Health Care REIT, Inc.	31,774	930,343
Saul Centers, Inc.	10,274	494,693

12

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Select Income REIT	23,746	682,223
Silver Bay Realty Trust Corp.	31,751	503,888
Sovran Self Storage, Inc.	27,161	2,085,965
Spirit Realty Capital, Inc.	294,378	3,323,528
STAG Industrial, Inc.	37,036	887,012
Starwood Property Trust, Inc.	178,737	4,359,395
Starwood Waypoint Residential Trust *	32,893	897,650
Strategic Hotels & Resorts, Inc. *	146,721	1,599,259
Summit Hotel Properties, Inc.	68,975	692,509
Sun Communities, Inc.	28,517	1,380,793
Sunstone Hotel Investors, Inc.	154,035	2,262,774
Tanger Factory Outlet Centers, Inc.	80,351	2,846,032
Tejon Ranch Co. *	11,751	357,818
The Geo Group, Inc.	59,614	2,027,472
The Howard Hughes Corp. *	26,055	3,858,224
The St. Joe Co. *(a)	80,253	1,889,156
Two Harbors Investment Corp.	301,092	3,170,499
Universal Health Realty Income Trust	11,247	486,883
Urstadt Biddle Properties, Inc., Class A	22,848	473,411
Washington REIT	58,185	1,502,919
Western Asset Mortgage Capital Corp. (a)	26,807	386,557
Whitestone REIT	18,572	265,208
Winthrop Realty Trust	24,941	374,115

		205,858,272

Retailing 4.1%
1-800-Flowers.com, Inc., Class A *	15,703	87,623
Aaron’s, Inc.	60,173	1,976,081
Aeropostale, Inc. *	66,378	259,538
America’s Car-Mart, Inc. *	5,543	200,934
American Eagle Outfitters, Inc.	144,374	1,549,133
ANN, Inc. *	39,004	1,516,085
Asbury Automotive Group, Inc. *	26,912	1,739,592
Ascena Retail Group, Inc. *	108,413	1,809,955
Barnes & Noble, Inc. *	30,904	560,599
bebe stores, Inc.	27,991	114,763
Big 5 Sporting Goods Corp.	13,506	156,805
Big Lots, Inc. *	50,308	2,135,071
Blue Nile, Inc. *	10,927	336,770
Brown Shoe Co., Inc.	33,772	950,682
Burlington Stores, Inc. *	23,168	658,435
Cabela’s, Inc. *	38,505	2,357,661
Chico’s FAS, Inc.	136,994	2,076,829
Conn’s, Inc. *	21,006	979,720
Core-Mark Holding Co., Inc.	9,085	751,148
CST Brands, Inc.	63,798	2,109,800
Destination Maternity Corp.	10,891	251,909
DSW, Inc., Class A	59,906	1,500,645
Express, Inc. *	70,596	890,216
Five Below, Inc. *	40,058	1,450,100
Francesca’s Holdings Corp. *	37,295	572,105
Fred’s, Inc., Class A	27,804	424,567
FTD Cos., Inc. *	15,380	459,708
Genesco, Inc. *	19,491	1,459,681
GNC Holdings, Inc., Class A	78,256	2,889,211
Gordmans Stores, Inc. (a)	5,118	22,007
Group 1 Automotive, Inc.	18,002	1,449,161
Guess?, Inc.	50,559	1,289,254
Haverty Furniture Cos., Inc.	17,791	445,309
hhgregg, Inc. *(a)	6,633	61,024
Hibbett Sports, Inc. *	20,956	1,102,076
HomeAway, Inc. *	52,432	1,614,906
HSN, Inc.	28,493	1,584,781
J.C. Penney Co., Inc. *(a)	263,847	2,371,985
Jos. A. Bank Clothiers, Inc. *	22,909	1,487,940
Liberty Ventures, Series A *	61,655	4,093,892
Lithia Motors, Inc., Class A	18,595	1,458,406
Lumber Liquidators Holdings, Inc. *	23,414	1,818,799
MarineMax, Inc. *	19,523	313,735
Mattress Firm Holding Corp. *(a)	12,633	566,716
Monro Muffler Brake, Inc.	24,270	1,310,823
Murphy USA, Inc. *	37,734	1,919,906
New York & Co., Inc. *	25,514	101,035
Nutrisystem, Inc.	24,847	409,975
Office Depot, Inc. *	401,222	2,054,257
Orbitz Worldwide, Inc. *	22,686	168,557
Outerwall, Inc. *(a)	16,749	1,184,657
Overstock.com, Inc. *	12,505	190,826
Penske Automotive Group, Inc.	34,245	1,593,077
PetMed Express, Inc. (a)	15,797	210,100
Pier 1 Imports, Inc.	72,027	1,268,395
Pool Corp.	38,077	2,198,185
RadioShack Corp. *(a)	59,888	89,832
Rent-A-Center, Inc.	45,396	1,269,272
Restoration Hardware Holdings, Inc. *	23,121	1,537,084
RetailMeNot, Inc. *	8,030	204,765
Sears Hometown & Outlet Stores, Inc. *	10,066	221,754
Select Comfort Corp. *	47,747	885,229
Shoe Carnival, Inc.	12,662	236,779
Shutterfly, Inc. *	32,123	1,321,540
Sonic Automotive, Inc., Class A	28,763	757,042
Stage Stores, Inc.	26,961	495,274
Stein Mart, Inc.	22,592	305,444
Systemax, Inc. *	7,439	118,950
The Bon-Ton Stores, Inc. (a)	9,259	94,812
The Buckle, Inc. (a)	24,608	1,103,669
The Cato Corp., Class A	23,965	691,151
The Children’s Place Retail Stores, Inc.	19,235	930,589
The Container Store Group, Inc. *(a)	9,405	269,547
The Finish Line, Inc., Class A	43,547	1,248,492
The Men’s Wearhouse, Inc.	37,024	1,843,055
The Pep Boys-Manny, Moe & Jack *	44,319	451,611
The Wet Seal, Inc., Class A *(a)	66,832	56,139
Tile Shop Holdings, Inc. *(a)	22,502	335,730
Tilly’s, Inc., Class A *	6,933	60,941
Tuesday Morning Corp. *	31,374	507,004
Vitacost.com, Inc. *	13,106	86,762
Vitamin Shoppe, Inc. *	26,145	1,123,712
VOXX International Corp. *	16,055	139,117
West Marine, Inc. *	10,275	103,264
Weyco Group, Inc.	4,113	112,408
Winmark Corp.	1,632	108,185
zulily, Inc., Class A *(a)	8,276	287,425

 13

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zumiez, Inc. *	18,889	518,881

		82,030,609

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	31,973	625,712
Advanced Micro Devices, Inc. *	532,207	2,128,828
Amkor Technology, Inc. *	100,065	1,011,657
Applied Micro Circuits Corp. *	62,176	559,584
Atmel Corp. *	364,219	3,052,155
Brooks Automation, Inc.	55,887	542,663
Cabot Microelectronics Corp. *	19,850	854,146
Cavium, Inc. *	44,413	2,175,349
Ceva, Inc. *	18,497	289,478
Cirrus Logic, Inc. *	54,509	1,206,284
Cohu, Inc.	18,021	193,906
Cypress Semiconductor Corp. *	118,751	1,217,198
Diodes, Inc. *	31,973	884,693
Entegris, Inc. *	112,722	1,292,921
Entropic Communications, Inc. *	77,835	256,077
Exar Corp. *	41,399	450,421
Fairchild Semiconductor International, Inc. *	108,610	1,593,309
First Solar, Inc. *	59,444	3,672,450
FormFactor, Inc. *	46,245	335,739
GT Advanced Technologies, Inc. *(a)	105,295	1,775,274
Hittite Microwave Corp.	24,109	1,417,609
Inphi Corp. *	16,910	254,665
Integrated Device Technology, Inc. *	116,104	1,544,183
Integrated Silicon Solution, Inc. *	24,757	347,588
Intermolecular, Inc. *	14,246	34,760
International Rectifier Corp. *	61,399	1,646,721
Intersil Corp., Class A	110,758	1,558,365
IXYS Corp.	20,266	229,208
Kulicke & Soffa Industries, Inc. *	64,430	907,819
Lattice Semiconductor Corp. *	97,153	768,480
M/A-COM Technology Solutions Holdings, Inc. *	11,858	216,883
Micrel, Inc.	38,668	411,814
Microsemi Corp. *	79,334	1,930,196
MKS Instruments, Inc.	46,195	1,332,726
Monolithic Power Systems, Inc. *	29,409	1,155,480
Nanometrics, Inc. *	18,650	320,034
OmniVision Technologies, Inc. *	45,479	1,022,368
ON Semiconductor Corp. *	383,964	3,336,647
PDF Solutions, Inc. *	21,782	433,897
Peregrine Semiconductor Corp. *	24,106	153,796
Photronics, Inc. *	52,908	465,061
PMC-Sierra, Inc. *	176,586	1,248,463
Power Integrations, Inc.	25,329	1,273,795
Rambus, Inc. *	93,805	1,135,041
RF Micro Devices, Inc. *	220,448	2,074,416
Rudolph Technologies, Inc. *	24,967	236,687
Semtech Corp. *	57,845	1,500,499
Silicon Image, Inc. *	61,678	322,576
Silicon Laboratories, Inc. *	31,958	1,441,945
Spansion, Inc., Class A *	45,300	862,965
SunEdison, Inc. *	204,729	4,031,114
SunPower Corp. *	34,004	1,133,693
Synaptics, Inc. *	28,491	1,939,667
Teradyne, Inc.	161,907	2,881,945
Tessera Technologies, Inc.	41,299	928,815
TriQuint Semiconductor, Inc. *	133,306	2,074,241
Ultratech, Inc. *	24,513	622,140
Veeco Instruments, Inc. *	32,096	1,069,439

		68,383,585

Software & Services 7.6%
ACI Worldwide, Inc. *	32,100	1,743,351
Actuate Corp. *	48,097	224,613
Acxiom Corp. *	62,068	1,410,806
Advent Software, Inc.	35,806	1,083,490
Angie’s List, Inc. *(a)	34,721	369,779
AOL, Inc. *	65,296	2,368,939
Aspen Technology, Inc. *	77,372	3,326,222
Bankrate, Inc. *	45,899	695,370
Barracuda Networks, Inc. *(a)	2,471	72,870
Bazaarvoice, Inc. *	34,684	228,221
Benefitfocus, Inc. *(a)	3,228	119,565
Blackbaud, Inc.	40,056	1,371,918
Blackhawk Network Holdings, Inc. *	8,707	216,282
Blucora, Inc. *	35,054	664,974
Booz Allen Hamilton Holding Corp.	50,362	1,114,511
Bottomline Technologies (de), Inc. *	32,043	923,479
Broadridge Financial Solutions, Inc.	101,419	4,160,207
BroadSoft, Inc. *	24,047	518,694
CACI International, Inc., Class A *	18,876	1,347,746
Carbonite, Inc. *	9,499	106,009
Cardtronics, Inc. *	39,134	1,134,103
Care.com, Inc. *(a)	4,540	48,760
Cass Information Systems, Inc.	7,660	386,217
ChannelAdvisor Corp. *	8,483	175,937
CIBER, Inc. *	50,526	234,946
CommVault Systems, Inc. *	37,585	1,838,658
Computer Task Group, Inc.	12,523	194,357
Compuware Corp.	186,865	1,849,964
comScore, Inc. *	29,409	918,443
Comverse, Inc. *	19,334	478,517
Constant Contact, Inc. *	27,256	805,142
Convergys Corp.	84,318	1,839,819
Conversant, Inc. *	53,273	1,256,177
CoreLogic, Inc. *	76,321	2,177,438
Cornerstone OnDemand, Inc. *	36,625	1,471,959
CoStar Group, Inc. *	23,976	3,801,395
Covisint Corp. *(a)	4,285	21,682
CSG Systems International, Inc.	28,393	745,884
Cvent, Inc. *	8,911	222,953
Cyan, Inc. *(a)	7,133	26,463
Dealertrack Technologies, Inc. *	36,026	1,430,593
Demand Media, Inc. *	27,653	127,204
Demandware, Inc. *	23,061	1,404,184
Dice Holdings, Inc. *	27,194	191,990
Digital River, Inc. *	24,741	389,423
DST Systems, Inc.	28,856	2,630,224
E2open, Inc. *	12,292	216,093
EarthLink Holdings Corp.	83,997	305,749
Ebix, Inc. (a)	27,541	430,741

14

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ellie Mae, Inc. *	20,403	568,224
EnerNOC, Inc. *	20,721	397,636
Envestnet, Inc. *	24,832	1,006,689
EPAM Systems, Inc. *	20,320	854,862
Epiq Systems, Inc.	27,400	330,444
ePlus, Inc. *	3,264	185,101
Euronet Worldwide, Inc. *	40,536	1,910,867
EVERTEC, Inc.	58,152	1,390,414
ExlService Holdings, Inc. *	26,178	741,885
Fair Isaac Corp.	28,796	1,696,084
Forrester Research, Inc.	11,745	444,196
Fortinet, Inc. *	116,232	2,611,733
Gigamon, Inc. *(a)	10,421	177,261
Global Cash Access Holdings, Inc. *	55,357	492,677
Global Eagle Entertainment, Inc. *	41,727	464,422
Gogo, Inc. *(a)	8,987	162,575
Guidewire Software, Inc. *	56,049	2,116,971
Heartland Payment Systems, Inc.	30,466	1,262,816
Higher One Holdings, Inc. *	25,537	96,019
iGATE Corp. *	26,145	911,676
Imperva, Inc. *	17,209	359,324
Infoblox, Inc. *	38,326	496,705
Interactive Intelligence Group, Inc. *	12,251	621,003
Internap Network Services Corp. *	41,449	296,775
Intralinks Holdings, Inc. *	30,741	267,754
j2 Global, Inc.	37,553	1,778,510
Jive Software, Inc. *	19,634	157,072
Liquidity Services, Inc. *(a)	22,598	347,557
LivePerson, Inc. *	40,783	388,254
LogMeIn, Inc. *	20,187	859,361
Manhattan Associates, Inc. *	63,472	2,060,301
ManTech International Corp., Class A	20,966	618,287
Marin Software, Inc. *(a)	4,628	46,280
Marketo, Inc. *	14,181	328,716
MAXIMUS, Inc.	58,065	2,594,344
Mentor Graphics Corp.	81,932	1,736,139
MicroStrategy, Inc., Class A *	7,142	1,007,879
Millennial Media, Inc. *(a)	27,190	109,304
Model N, Inc. *	4,090	45,235
MoneyGram International, Inc. *	24,677	325,243
Monotype Imaging Holdings, Inc.	33,772	869,629
Monster Worldwide, Inc. *	75,607	427,936
Move, Inc. *	33,306	435,643
NetScout Systems, Inc. *	32,956	1,281,000
NeuStar, Inc., Class A *	51,021	1,429,608
NIC, Inc.	51,074	846,296
OpenTable, Inc. *	19,585	1,326,884
Pandora Media, Inc. *	136,763	3,354,796
Pegasystems, Inc.	27,646	587,201
Perficient, Inc. *	29,267	516,270
Progress Software Corp. *	40,936	889,130
Proofpoint, Inc. *	18,598	593,648
PROS Holdings, Inc. *	20,966	482,218
PTC, Inc. *	99,304	3,654,387
Qlik Technologies, Inc. *	74,804	1,623,995
Qualys, Inc. *	12,720	300,701
QuinStreet, Inc. *	21,782	121,108
Rally Software Development Corp. *	10,695	139,677
RealNetworks, Inc. *	17,989	138,335
RealPage, Inc. *	42,425	899,834
Rocket Fuel, Inc. *(a)	7,687	192,175
Rosetta Stone, Inc. *	11,862	116,722
Rovi Corp. *	82,358	1,990,593
Sapient Corp. *	94,022	1,546,662
Science Applications International Corp.	35,236	1,364,690
SciQuest, Inc. *	18,501	313,222
Seachange International, Inc. *	19,306	184,952
ServiceSource International, Inc. *	45,378	206,470
Shutterstock, Inc. *	8,173	531,572
Silver Spring Networks, Inc. *	4,130	50,180
SolarWinds, Inc. *	55,868	2,183,880
Splunk, Inc. *	73,586	3,080,310
SPS Commerce, Inc. *	12,435	707,427
SS&C Technologies Holdings, Inc. *	52,847	2,253,925
Stamps.com, Inc. *	10,259	331,571
Sykes Enterprises, Inc. *	32,856	663,034
Synchronoss Technologies, Inc. *	27,201	863,632
Syntel, Inc. *	13,189	1,066,990
Tableau Software, Inc., Class A *	26,933	1,563,191
Take-Two Interactive Software, Inc. *	75,088	1,549,065
Tangoe, Inc. *	28,208	421,992
TeleTech Holdings, Inc. *	17,635	465,211
Textura Corp. *(a)	15,107	316,190
The Ultimate Software Group, Inc. *	22,920	2,913,820
TiVo, Inc. *	105,294	1,252,999
Travelzoo, Inc. *	7,360	141,680
Tremor Video, Inc. *(a)	5,939	24,350
Trulia, Inc. *(a)	29,033	1,122,125
Tyler Technologies, Inc. *	23,897	1,867,073
Unisys Corp. *	38,618	906,365
United Online, Inc.	10,961	119,694
Varonis Systems, Inc. *	4,240	103,838
VASCO Data Security International, Inc. *	24,694	275,338
VeriFone Systems, Inc. *	93,052	3,053,036
Verint Systems, Inc. *	45,945	2,128,632
VirnetX Holding Corp. *(a)	35,604	562,187
Virtusa Corp. *	21,453	733,907
Vringo, Inc. *(a)	66,708	219,469
Web.com Group, Inc. *	37,122	1,278,482
WebMD Health Corp. *	32,885	1,407,478
WEX, Inc. *	32,529	3,132,217
XO Group, Inc. *	21,344	243,108
Xoom Corp. *	11,640	258,408
Yelp, Inc. *	47,446	3,138,553
Zillow, Inc., Class A *(a)	19,303	2,278,140
Zynga, Inc., Class A *	572,383	1,974,721

		152,106,228

Technology Hardware & Equipment 5.1%
ADTRAN, Inc.	49,596	1,112,934
Aeroflex Holding Corp. *	11,448	119,975
Anixter International, Inc.	22,615	2,329,345
ARRIS Group, Inc. *	97,652	3,233,258
Aruba Networks, Inc. *	92,954	1,721,043

 15

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AVX Corp.	39,587	533,633
Badger Meter, Inc.	11,162	552,854
Belden, Inc.	35,849	2,580,770
Benchmark Electronics, Inc. *	46,681	1,082,532
Black Box Corp.	14,235	346,907
Brocade Communications Systems, Inc. *	371,186	3,385,216
CalAmp Corp. *	28,593	546,126
Calix, Inc. *	29,213	238,378
CDW Corp.	65,624	1,930,002
Checkpoint Systems, Inc. *	34,035	442,455
Ciena Corp. *	87,827	1,703,844
Cognex Corp. *	71,124	2,560,464
Coherent, Inc. *	21,016	1,260,540
CommScope Holding Co., Inc. *	46,407	1,227,001
Comtech Telecommunications Corp.	14,566	475,871
Control4 Corp. *(a)	3,432	58,241
Cray, Inc. *	32,956	924,086
CTS Corp.	30,189	528,609
Daktronics, Inc.	32,337	401,302
Diebold, Inc.	54,355	2,039,943
Dolby Laboratories, Inc., Class A *	41,649	1,730,099
DTS, Inc. *	16,237	294,052
EchoStar Corp., Class A *	34,438	1,758,749
Electro Rent Corp.	15,038	242,864
Electro Scientific Industries, Inc.	20,798	151,617
Electronics For Imaging, Inc. *	40,102	1,631,750
Emulex Corp. *	67,574	362,197
Extreme Networks, Inc. *	84,936	338,045
Fabrinet *	21,102	401,360
FARO Technologies, Inc. *	14,971	636,567
FEI Co.	34,584	2,886,035
Finisar Corp. *	79,909	1,897,839
Fusion-io, Inc. *	75,365	602,166
GSI Group, Inc. *	21,148	256,314
Harmonic, Inc. *	84,860	614,386
II-VI, Inc. *	46,673	628,219
Infinera Corp. *	101,562	924,214
Ingram Micro, Inc., Class A *	129,441	3,594,577
Insight Enterprises, Inc. *	34,140	927,925
InterDigital, Inc.	29,627	1,125,530
InvenSense, Inc. *(a)	44,003	849,258
IPG Photonics Corp. *	29,359	1,852,553
Itron, Inc. *	33,522	1,288,921
Ixia *	46,423	539,435
JDS Uniphase Corp. *	198,175	2,173,980
Knowles Corp. *	68,920	1,944,233
Lexmark International, Inc., Class A	53,341	2,325,134
Littelfuse, Inc.	17,658	1,547,900
Maxwell Technologies, Inc. *	24,882	431,952
Measurement Specialties, Inc. *	12,987	825,064
Methode Electronics, Inc.	31,789	990,227
MTS Systems Corp.	12,201	807,706
Multi-Fineline Electronix, Inc. *	6,711	69,392
NETGEAR, Inc. *	30,104	989,518
Newport Corp. *	32,017	593,275
Nimble Storage, Inc. *(a)	4,928	125,023
Oplink Communications, Inc. *	14,630	246,662
OSI Systems, Inc. *	16,270	926,577
Palo Alto Networks, Inc. *	38,150	2,857,817
Park Electrochemical Corp.	17,141	460,407
PC Connection, Inc.	15,545	325,357
Plantronics, Inc.	37,546	1,702,336
Plexus Corp. *	28,593	1,194,044
Polycom, Inc. *	110,345	1,406,899
Procera Networks, Inc. *	17,702	171,178
QLogic Corp. *	78,002	775,340
Quantum Corp. *	202,838	231,235
RealD, Inc. *(a)	36,813	437,707
Riverbed Technology, Inc. *	133,933	2,721,519
Rofin-Sinar Technologies, Inc. *	25,329	588,646
Rogers Corp. *	15,060	937,636
Ruckus Wireless, Inc. *	44,153	476,852
Sanmina Corp. *	73,389	1,493,466
ScanSource, Inc. *	24,759	918,559
ShoreTel, Inc. *	50,081	348,564
Silicon Graphics International Corp. *	28,967	255,779
Sonus Networks, Inc. *	174,981	642,180
Super Micro Computer, Inc. *	25,553	549,390
SYNNEX Corp. *	21,604	1,428,240
Tech Data Corp. *	31,480	1,873,375
TTM Technologies, Inc. *	45,725	342,938
Ubiquiti Networks, Inc. *(a)	13,289	464,583
Universal Display Corp. *(a)	34,588	904,822
ViaSat, Inc. *	34,645	1,878,798
Viasystems Group, Inc. *	4,117	42,734
Vishay Intertechnology, Inc.	112,440	1,677,605
Zebra Technologies Corp., Class A *	43,132	3,204,708
Zygo Corp. *	14,056	270,156

		101,449,514

Telecommunication Services 0.5%
8x8, Inc. *	60,733	456,712
Atlantic Tele-Network, Inc.	8,443	471,288
Boingo Wireless, Inc. *	26,272	179,175
Cincinnati Bell, Inc. *	171,574	677,717
Cogent Communications Holdings, Inc.	35,455	1,300,135
Consolidated Communications Holdings, Inc.	33,772	689,624
FairPoint Communications, Inc. *(a)	17,448	246,017
General Communication, Inc., Class A *	23,647	268,157
IDT Corp., Class B	15,401	255,349
inContact, Inc. *	46,423	393,203
Intelsat S.A. *	16,914	327,962
Iridium Communications, Inc. *	52,680	417,226
NII Holdings, Inc. *(a)	77,999	38,999
NTELOS Holdings Corp. (a)	11,272	141,238
Premiere Global Services, Inc. *	35,870	466,669
RingCentral, Inc., Class A *	6,276	76,379
Shenandoah Telecommunications Co.	19,806	546,844
Telephone & Data Systems, Inc.	83,896	2,324,758
United States Cellular Corp.	9,343	401,282
USA Mobility, Inc.	22,330	344,329
Vonage Holdings Corp. *	153,278	582,456

		10,605,519

16

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.8%
Air Transport Services Group, Inc. *	41,114	373,315
Alaska Air Group, Inc.	57,406	5,652,195
Allegiant Travel Co.	12,163	1,398,745
AMERCO	4,945	1,365,314
American Airlines Group, Inc. *	157,192	6,312,831
ArcBest Corp.	21,161	905,056
Atlas Air Worldwide Holdings, Inc. *	19,218	703,187
Avis Budget Group, Inc. *	89,663	5,131,413
Celadon Group, Inc.	17,806	415,948
Con-way, Inc.	46,046	2,127,786
Echo Global Logistics, Inc. *	12,577	233,429
Forward Air Corp.	25,329	1,136,259
Hawaiian Holdings, Inc. *	43,899	677,801
Heartland Express, Inc.	44,564	963,696
Hub Group, Inc., Class A *	28,206	1,326,528
JetBlue Airways Corp. *	185,163	1,788,675
Knight Transportation, Inc.	48,176	1,174,049
Landstar System, Inc.	37,526	2,436,563
Marten Transport Ltd.	23,390	563,465
Matson, Inc.	37,036	909,975
Old Dominion Freight Line, Inc. *	59,468	3,803,573
Park-Ohio Holdings Corp.	7,344	386,882
Patriot Transportation Holding, Inc. *	4,753	161,459
Republic Airways Holdings, Inc. *	41,997	441,808
Roadrunner Transportation Systems, Inc. *	21,169	552,934
Ryder System, Inc.	44,713	3,880,641
Saia, Inc. *	21,450	934,791
SkyWest, Inc.	39,763	454,889
Spirit Airlines, Inc. *	61,848	3,653,361
Swift Transportation Co. *	91,002	2,253,210
Universal Truckload Services, Inc.	2,609	63,373
UTi Worldwide, Inc.	71,841	700,450
Werner Enterprises, Inc.	38,418	1,014,235
Wesco Aircraft Holdings, Inc. *	35,158	764,335
XPO Logistics, Inc. *	41,653	1,046,740

		55,708,911

Utilities 2.9%
ALLETE, Inc.	30,941	1,536,840
American States Water Co.	30,293	917,272
Atmos Energy Corp.	83,654	4,191,065
Avista Corp.	50,928	1,594,556
Black Hills Corp.	36,719	2,117,585
California Water Service Group	40,451	892,349
Chesapeake Utilities Corp.	7,671	501,760
Cleco Corp.	50,249	2,614,456
Connecticut Water Service, Inc.	8,690	278,688
Dynegy, Inc. *	83,730	2,821,701
El Paso Electric Co.	32,474	1,237,584
Great Plains Energy, Inc.	130,993	3,333,772
Hawaiian Electric Industries, Inc. (a)	84,331	2,028,161
IDACORP, Inc.	42,782	2,345,737
MGE Energy, Inc.	28,161	1,057,164
Middlesex Water Co.	12,788	261,770
New Jersey Resources Corp.	35,204	1,936,572
Northwest Natural Gas Co.	23,331	1,056,194
NorthWestern Corp.	32,756	1,572,288
NRG Yield, Inc., Class A (a)	16,586	778,049
ONE Gas, Inc.	43,616	1,597,654
Ormat Technologies, Inc.	14,010	417,218
Otter Tail Corp.	27,943	798,611
Pattern Energy Group, Inc.	30,488	925,311
Piedmont Natural Gas Co., Inc.	64,698	2,315,541
PNM Resources, Inc.	66,602	1,895,493
Portland General Electric Co.	66,778	2,208,349
SJW Corp.	11,518	311,447
South Jersey Industries, Inc.	27,827	1,600,609
Southwest Gas Corp.	39,352	2,060,471
The Empire District Electric Co.	36,636	879,630
The Laclede Group, Inc.	26,104	1,218,535
UIL Holdings Corp.	47,634	1,761,029
Unitil Corp.	9,912	331,854
UNS Energy Corp.	34,595	2,095,419
Vectren Corp.	68,015	2,712,438
WGL Holdings, Inc.	43,597	1,767,858
York Water Co.	9,509	193,698

		58,164,728

Total Common Stock
(Cost $1,651,291,370)		1,993,831,573

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 2000 ETF	500	56,430

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	152,372	152,372

Total Other Investment Companies
(Cost $203,193)		208,802

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	45,801	115,419

Total Rights
(Cost $115,419)		115,419

 17

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,911	—

Total Warrants
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 3.6% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	71,627,588	71,627,588

Total Collateral Invested for Securities on Loan
(Cost $71,627,588)		71,627,588

End of Collateral Invested for Securities on Loan

At 05/31/14, the tax basis cost of the fund’s investments was $1,653,753,811 and the unrealized appreciation and depreciation were $400,902,527 and ($60,500,544), respectively, with a net unrealized appreciation of $340,401,983.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $69,063,917. Non-Cash Collateral received for securities on loan amounted to $473,039.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

18

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 19

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,993,831,573	$—	$—	$1,993,831,573
Other Investment Companies[1]	208,802	—	—	208,802
Rights[1]	—	—	115,419	115,419
Warrants[1]	—	—	—	—

Total	$1,994,040,375	$—	$115,419	$1,994,155,794

Other Financial Instruments
Collateral Invested for Securities on Loan	$71,627,588	$—	$—	$71,627,588

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2013	(Losses)	(Losses)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$115,419	$—	$—	$—	$115,419

Total	$—	$—	$—	$115,419	$—	$—	$—	$115,419

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG54091MAY14

20

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	1,587,169,404	1,837,766,644
0.1%	Other Investment Companies	967,034	988,870
0.0%	Short-Term Investment	5,500	5,500

99.8%	Total Investments	1,588,141,938	1,838,761,014
0.2%	Other Assets and Liabilities, Net		4,578,777

100.0%	Net Assets		1,843,339,791

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Banks 0.1%
First Financial Bancorp	23,644	384,451
Umpqua Holdings Corp.	50,145	830,903

		1,215,354

Capital Goods 13.3%
3M Co.	281,345	40,105,730
Eaton Corp. plc	211,906	15,615,353
Emerson Electric Co.	313,343	20,909,378
Fastenal Co.	121,849	5,940,139
General Dynamics Corp.	145,172	17,147,717
Illinois Tool Works, Inc.	174,607	15,112,236
Lockheed Martin Corp.	120,765	19,763,192
Northrop Grumman Corp.	96,731	11,757,653
Raytheon Co.	140,442	13,702,926
The Boeing Co.	305,732	41,350,253
United Technologies Corp.	376,473	43,753,692

		245,158,269

Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	88,345	1,399,385

Consumer Durables & Apparel 0.9%
Garmin Ltd.	54,920	3,235,337
Hasbro, Inc.	51,998	2,792,293
Leggett & Platt, Inc.	62,086	2,105,957
Mattel, Inc.	152,069	5,904,839
Tupperware Brands Corp.	22,533	1,886,463

		15,924,889

Consumer Services 2.9%
Cracker Barrel Old Country Store, Inc.	10,584	1,064,221
Darden Restaurants, Inc.	58,609	2,937,483
H&R Block, Inc.	122,489	3,647,723
International Game Technology	111,891	1,404,232
McDonald’s Corp.	442,351	44,867,662

		53,921,321

Diversified Financials 0.7%
Federated Investors, Inc., Class B	40,953	1,157,741
T. Rowe Price Group, Inc.	117,065	9,544,309
Waddell & Reed Financial, Inc., Class A	37,933	2,290,395

		12,992,445

Energy 12.8%
Chevron Corp.	682,993	83,864,710
ConocoPhillips	548,135	43,817,912
Exxon Mobil Corp.	838,347	84,279,024
Helmerich & Payne, Inc.	48,027	5,280,569
HollyFrontier Corp.	88,812	4,373,991
RPC, Inc.	24,590	543,193
The Williams Cos., Inc.	305,839	14,362,199

		236,521,598

Food & Staples Retailing 3.5%
Sysco Corp.	261,335	9,807,902
Wal-Mart Stores, Inc.	722,453	55,462,717

		65,270,619

Food, Beverage & Tobacco 11.4%
Altria Group, Inc.	889,746	36,977,844
B&G Foods, Inc.	23,926	819,705
Campbell Soup Co.	79,864	3,665,758
ConAgra Foods, Inc.	187,843	6,067,329
Flowers Foods, Inc.	78,005	1,626,404
General Mills, Inc.	278,923	15,321,240
Kellogg Co.	114,720	7,913,385
PepsiCo, Inc.	679,842	60,050,444
Reynolds American, Inc.	139,146	8,297,276
The Coca-Cola Co.	1,691,988	69,219,229
Universal Corp.	10,036	537,428

		210,496,042

Health Care Equipment & Services 1.3%
Baxter International, Inc.	242,182	18,020,763
Computer Programs & Systems, Inc.	5,179	329,281
Meridian Bioscience, Inc.	16,562	338,030
Owens & Minor, Inc.	28,147	976,138

 1

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Quest Diagnostics, Inc.	64,334	3,852,963

		23,517,175

Household & Personal Products 7.1%
Colgate-Palmolive Co.	390,637	26,719,571
Kimberly-Clark Corp.	169,145	19,003,441
The Clorox Co.	57,977	5,195,898
The Procter & Gamble Co.	996,728	80,525,655

		131,444,565

Insurance 1.0%
Aflac, Inc.	203,596	12,466,183
Arthur J. Gallagher & Co.	59,714	2,736,693
Mercury General Corp.	15,988	753,834
PartnerRe Ltd.	20,958	2,250,261
Safety Insurance Group, Inc.	6,164	317,939

		18,524,910

Materials 4.4%
Air Products & Chemicals, Inc.	94,573	11,345,923
Compass Minerals International, Inc.	14,937	1,388,992
E.I. du Pont de Nemours & Co.	414,753	28,746,530
International Paper Co.	196,075	9,339,052
Schweitzer-Mauduit International, Inc.	13,397	558,387
Sonoco Products Co.	45,485	1,921,286
The Dow Chemical Co.	543,530	28,328,784

		81,628,954

Media 0.6%
Gannett Co., Inc.	101,491	2,820,435
Meredith Corp.	16,532	743,279
Omnicom Group, Inc.	115,569	8,222,734

		11,786,448

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Eli Lilly & Co.	439,560	26,312,062
Johnson & Johnson	843,792	85,611,136
Pfizer, Inc.	2,471,940	73,243,582

		185,166,780

Retailing 4.2%
American Eagle Outfitters, Inc.	76,164	817,240
Genuine Parts Co.	68,627	5,924,569
Staples, Inc.	290,111	3,263,749
Target Corp.	282,589	16,039,751
The Home Depot, Inc.	629,035	50,467,478

		76,512,787

Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	139,566	7,310,467
Intel Corp.	2,220,200	60,655,864
Linear Technology Corp.	105,407	4,865,587
Maxim Integrated Products, Inc.	126,277	4,324,987
Microchip Technology, Inc.	88,893	4,231,307
Texas Instruments, Inc.	483,305	22,705,669
Xilinx, Inc.	119,709	5,621,535

		109,715,416

Software & Services 6.1%
Automatic Data Processing, Inc.	214,762	17,112,236
CA, Inc.	144,006	4,131,532
Microsoft Corp.	2,063,819	84,492,750
Paychex, Inc.	144,805	5,952,934

		111,689,452

Technology Hardware & Equipment 0.2%
Harris Corp.	47,683	3,683,512

Telecommunication Services 9.1%
AT&T, Inc.	2,326,775	82,530,709
Verizon Communications, Inc.	1,704,875	85,175,555

		167,706,264

Transportation 3.5%
C.H. Robinson Worldwide, Inc.	66,269	3,966,862
CSX Corp.	450,227	13,236,674
Norfolk Southern Corp.	138,299	13,933,624
United Parcel Service, Inc., Class B	317,610	32,993,327

		64,130,487

Utilities 0.5%
Alliant Energy Corp.	49,412	2,880,720
Questar Corp.	78,238	1,883,189
Wisconsin Energy Corp.	100,968	4,596,063

		9,359,972

Total Common Stock
(Cost $1,587,169,404)		1,837,766,644

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	5,001	386,050

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	602,820	602,820

Total Other Investment Companies
(Cost $967,034)		988,870

2

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.05%, 06/19/14 (b)	5,500	5,500

Total Short-Term Investment
(Cost $5,500)		5,500

End of Investments

At 05/31/14, the tax basis cost of the fund’s investments was $1,588,345,913 and the unrealized appreciation and depreciation were $258,857,808 and ($8,442,707), respectively, with a net unrealized appreciation of $250,415,101.

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the purchase yield.

ETF —	Exchange Traded Fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the

 3

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,837,766,644	$—	$—	$1,837,766,644
Other Investment Companies[1]	988,870	—	—	988,870
Short-Term Investment	—	5,500	—	5,500

Total	$1,838,755,514	$5,500	$—	$1,838,761,014

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG65852MAY14

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date: July 22, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date: July 22, 2014

By:	/s/ George Pereira

George Pereira
Principal Financial Officer

Date: July 22, 2014